UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07803

Name of Registrant:	Vanguard Scottsdale Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	John E. Schadl, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2023—August 31, 2024

Item 1: Reports to Shareholders.

TABLE OF CONTENTS

Vanguard Short-Term Corporate Bond Index Fund ETF Shares - VCSH

Vanguard Short-Term Corporate Bond Index Fund Admiral™ Shares - VSCSX

Vanguard Short-Term Corporate Bond Index Fund Institutional Shares - VSTBX

Vanguard Intermediate-Term Corporate Bond Index Fund ETF Shares - VCIT

Vanguard Intermediate-Term Corporate Bond Index Fund Admiral™ Shares - VICSX

Vanguard Intermediate-Term Corporate Bond Index Fund Institutional Shares - VICBX

Vanguard Long-Term Corporate Bond Index Fund ETF Shares - VCLT

Vanguard Long-Term Corporate Bond Index Fund Admiral™ Shares - VLTCX

Vanguard Long-Term Corporate Bond Index Fund Institutional Shares - VLCIX

Vanguard Short-Term Treasury Index Fund ETF Shares - VGSH

Vanguard Short-Term Treasury Index Fund Admiral™ Shares - VSBSX

Vanguard Short-Term Treasury Index Fund Institutional Shares - VSBIX

Vanguard Intermediate-Term Treasury Index Fund ETF Shares - VGIT

Vanguard Intermediate-Term Treasury Index Fund Admiral™ Shares - VSIGX

Vanguard Intermediate-Term Treasury Index Fund Institutional Shares - VIIGX

Vanguard Long-Term Treasury Index Fund ETF Shares - VGLT

Vanguard Long-Term Treasury Index Fund Admiral™ Shares - VLGSX

Vanguard Long-Term Treasury Index Fund Institutional Shares - VLGIX

Vanguard Mortgage-Backed Securities Index Fund ETF Shares - VMBS

Vanguard Mortgage-Backed Securities Index Fund Admiral™ Shares - VMBSX

Vanguard Mortgage-Backed Securities Index Fund Institutional Shares - VMBIX

Vanguard Total Corporate Bond ETF ETF Shares - VTC

Vanguard Total World Bond ETF ETF Shares - BNDW

Vanguard Short-Term Corporate Bond Index Fund
ETF Shares (VCSH) Nasdaq
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Short-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard Short-Term Corporate Bond Index Fund performed roughly in line with the Bloomberg U.S. 1–5 Year Corporate Bond Index, its primary, expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%.
  Broadly, intermediate-term corporate bonds outpaced their shorter- and longer-term counterparts.
  Within the Fund’s benchmark, bonds issued by financial institutions outperformed those of utilities and industrial companies. By credit quality, lower-rated bonds did the best. And bonds with maturities between 3 and 5 years returned more than bonds with maturities between 1 and 3 years.
  Over the last 10 years, the Fund performed roughly in line with the benchmark.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	7.99%	1.97%	2.29%
ETF Shares Market Price	8.03%	1.96%	2.29%
Bloomberg U.S. 1–5 Year Corporate Bond Index	8.02%	2.06%	2.38%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$42,152
Number of Portfolio Holdings	2,641
Portfolio Turnover Rate	69%
Total Investment Advisory Fees (in thousands)	$823
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communications	5.2%
Consumer Discretionary	7.6%
Consumer Staples	5.5%
Energy	5.0%
Financials	40.1%
Health Care	8.2%
Industrials	6.5%
Materials	2.1%
Real Estate	4.0%
Technology	7.6%
Utilities	6.3%
U.S. Government and Agency Obligations	0.6%
Other Assets and Liabilities—Net	1.3%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3145

Vanguard Short-Term Corporate Bond Index Fund
Admiral™ Shares (VSCSX)
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Short-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard Short-Term Corporate Bond Index Fund performed roughly in line with the Bloomberg U.S. 1–5 Year Corporate Bond Index, its primary, expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%.
  Broadly, intermediate-term corporate bonds outpaced their shorter- and longer-term counterparts.
  Within the Fund’s benchmark, bonds issued by financial institutions outperformed those of utilities and industrial companies. By credit quality, lower-rated bonds did the best. And bonds with maturities between 3 and 5 years returned more than bonds with maturities between 1 and 3 years.
  Over the last 10 years, the Fund performed roughly in line with the benchmark.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	7.99%	1.94%	2.28%
Bloomberg U.S. 1–5 Year Corporate Bond Index	8.02%	2.06%	2.38%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$42,152
Number of Portfolio Holdings	2,641
Portfolio Turnover Rate	69%
Total Investment Advisory Fees (in thousands)	$823
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communications	5.2%
Consumer Discretionary	7.6%
Consumer Staples	5.5%
Energy	5.0%
Financials	40.1%
Health Care	8.2%
Industrials	6.5%
Materials	2.1%
Real Estate	4.0%
Technology	7.6%
Utilities	6.3%
U.S. Government and Agency Obligations	0.6%
Other Assets and Liabilities—Net	1.3%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1945

Vanguard Short-Term Corporate Bond Index Fund
Institutional Shares (VSTBX)
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Short-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard Short-Term Corporate Bond Index Fund performed roughly in line with the Bloomberg U.S. 1–5 Year Corporate Bond Index, its primary, expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%.
  Broadly, intermediate-term corporate bonds outpaced their shorter- and longer-term counterparts.
  Within the Fund’s benchmark, bonds issued by financial institutions outperformed those of utilities and industrial companies. By credit quality, lower-rated bonds did the best. And bonds with maturities between 3 and 5 years returned more than bonds with maturities between 1 and 3 years.
  Over the last 10 years, the Fund performed roughly in line with the benchmark.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	7.95%	1.96%	2.29%
Bloomberg U.S. 1–5 Year Corporate Bond Index	8.02%	2.06%	2.38%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$42,152
Number of Portfolio Holdings	2,641
Portfolio Turnover Rate	69%
Total Investment Advisory Fees (in thousands)	$823
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communications	5.2%
Consumer Discretionary	7.6%
Consumer Staples	5.5%
Energy	5.0%
Financials	40.1%
Health Care	8.2%
Industrials	6.5%
Materials	2.1%
Real Estate	4.0%
Technology	7.6%
Utilities	6.3%
U.S. Government and Agency Obligations	0.6%
Other Assets and Liabilities—Net	1.3%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1645

Vanguard Intermediate-Term Corporate Bond Index Fund
ETF Shares (VCIT) Nasdaq
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Intermediate-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard Intermediate-Term Corporate Bond Index Fund performed roughly in line with the Bloomberg U.S. 5–10 Year Corporate Bond Index, its primary, expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%.
  Broadly, corporate bonds in the middle of the maturity range outpaced their shorter- and longer-term counterparts.
  Within the Fund’s benchmark, bonds issued by financial institutions outperformed those of utilities and industrial companies. By credit quality, lower-rated bonds did the best. And bonds with maturities between 7 and 10 years returned more than bonds with maturities between 5 and 7 years.
  Over the last 10 years, the Fund performed roughly in line with the benchmark.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	10.19%	1.18%	2.86%
ETF Shares Market Price	10.27%	1.17%	2.85%
Bloomberg U.S. 5–10 Year Corporate Bond Index	10.23%	1.27%	2.94%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$52,296
Number of Portfolio Holdings	2,201
Portfolio Turnover Rate	72%
Total Investment Advisory Fees (in thousands)	$908
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communications	7.0%
Consumer Discretionary	6.3%
Consumer Staples	6.5%
Energy	6.6%
Financials	31.1%
Health Care	9.3%
Industrials	6.2%
Materials	3.1%
Real Estate	5.5%
Technology	7.6%
Utilities	8.7%
U.S. Government and Agency Obligations	0.6%
Other Assets and Liabilities—Net	1.5%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3146

Vanguard Intermediate-Term Corporate Bond Index Fund
Admiral™ Shares (VICSX)
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Intermediate-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard Intermediate-Term Corporate Bond Index Fund performed roughly in line with the Bloomberg U.S. 5–10 Year Corporate Bond Index, its primary, expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%.
  Broadly, corporate bonds in the middle of the maturity range outpaced their shorter- and longer-term counterparts.
  Within the Fund’s benchmark, bonds issued by financial institutions outperformed those of utilities and industrial companies. By credit quality, lower-rated bonds did the best. And bonds with maturities between 7 and 10 years returned more than bonds with maturities between 5 and 7 years.
  Over the last 10 years, the Fund performed roughly in line with the benchmark.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	9.88%	1.11%	2.82%
Bloomberg U.S. 5–10 Year Corporate Bond Index	10.23%	1.27%	2.94%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%
Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases of fund shares.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$52,296
Number of Portfolio Holdings	2,201
Portfolio Turnover Rate	72%
Total Investment Advisory Fees (in thousands)	$908
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communications	7.0%
Consumer Discretionary	6.3%
Consumer Staples	6.5%
Energy	6.6%
Financials	31.1%
Health Care	9.3%
Industrials	6.2%
Materials	3.1%
Real Estate	5.5%
Technology	7.6%
Utilities	8.7%
U.S. Government and Agency Obligations	0.6%
Other Assets and Liabilities—Net	1.5%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1946

Vanguard Intermediate-Term Corporate Bond Index Fund
Institutional Shares (VICBX)
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Intermediate-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard Intermediate-Term Corporate Bond Index Fund performed roughly in line with the Bloomberg U.S. 5–10 Year Corporate Bond Index, its primary, expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%.
  Broadly, corporate bonds in the middle of the maturity range outpaced their shorter- and longer-term counterparts.
  Within the Fund’s benchmark, bonds issued by financial institutions outperformed those of utilities and industrial companies. By credit quality, lower-rated bonds did the best. And bonds with maturities between 7 and 10 years returned more than bonds with maturities between 5 and 7 years.
  Over the last 10 years, the Fund performed roughly in line with the benchmark.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	9.88%	1.12%	2.84%
Bloomberg U.S. 5–10 Year Corporate Bond Index	10.23%	1.27%	2.94%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%
Vanguard fund returns are adjusted to reflect the 0.25% fee on purchases of fund shares.
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$52,296
Number of Portfolio Holdings	2,201
Portfolio Turnover Rate	72%
Total Investment Advisory Fees (in thousands)	$908
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communications	7.0%
Consumer Discretionary	6.3%
Consumer Staples	6.5%
Energy	6.6%
Financials	31.1%
Health Care	9.3%
Industrials	6.2%
Materials	3.1%
Real Estate	5.5%
Technology	7.6%
Utilities	8.7%
U.S. Government and Agency Obligations	0.6%
Other Assets and Liabilities—Net	1.5%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1646

Vanguard Long-Term Corporate Bond Index Fund
ETF Shares (VCLT) Nasdaq
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Long-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard Long-Term Corporate Bond Index Fund performed roughly in line with the Bloomberg U.S. 10+ Year Corporate Bond Index, its primary, expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%.
  Broadly, corporate bonds in the middle of the maturity range outpaced their shorter- and longer-term counterparts.
  Within the Fund’s benchmark, bonds issued by financial institutions outperformed those of utilities and industrial companies. By credit quality, lower-rated bonds did the best. And bonds with maturities between 10 and 25 years returned more than bonds with maturities of more than 25 years.
  Over the last 10 years, the Fund performed roughly in line with the benchmark.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	9.90%	-1.22%	2.65%
ETF Shares Market Price	9.80%	-1.21%	2.64%
Bloomberg U.S. 10+ Year Corporate Bond Index	9.94%	-1.13%	2.68%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$13,855
Number of Portfolio Holdings	2,954
Portfolio Turnover Rate	33%
Total Investment Advisory Fees (in thousands)	$177
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communications	11.6%
Consumer Discretionary	5.8%
Consumer Staples	7.3%
Energy	9.3%
Financials	13.4%
Health Care	16.2%
Industrials	8.3%
Materials	3.3%
Real Estate	1.5%
Technology	8.5%
Utilities	12.7%
U.S. Government and Agency Obligations	0.2%
Other Assets and Liabilities—Net	1.9%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3147

Vanguard Long-Term Corporate Bond Index Fund
Admiral™ Shares (VLTCX)
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Long-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard Long-Term Corporate Bond Index Fund performed roughly in line with the Bloomberg U.S. 10+ Year Corporate Bond Index, its primary, expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%.
  Broadly, corporate bonds in the middle of the maturity range outpaced their shorter- and longer-term counterparts.
  Within the Fund’s benchmark, bonds issued by financial institutions outperformed those of utilities and industrial companies. By credit quality, lower-rated bonds did the best. And bonds with maturities between 10 and 25 years returned more than bonds with maturities of more than 25 years.
  Over the last 10 years, the Fund performed roughly in line with the benchmark.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	8.74%	-1.45%	2.54%
Bloomberg U.S. 10+ Year Corporate Bond Index	9.94%	-1.13%	2.68%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%
Vanguard fund returns are adjusted to reflect the 1.00% fee on purchases of fund shares.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$13,855
Number of Portfolio Holdings	2,954
Portfolio Turnover Rate	33%
Total Investment Advisory Fees (in thousands)	$177
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communications	11.6%
Consumer Discretionary	5.8%
Consumer Staples	7.3%
Energy	9.3%
Financials	13.4%
Health Care	16.2%
Industrials	8.3%
Materials	3.3%
Real Estate	1.5%
Technology	8.5%
Utilities	12.7%
U.S. Government and Agency Obligations	0.2%
Other Assets and Liabilities—Net	1.9%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1947

Vanguard Long-Term Corporate Bond Index Fund
Institutional Shares (VLCIX)
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Long-Term Corporate Bond Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard Long-Term Corporate Bond Index Fund performed roughly in line with the Bloomberg U.S. 10+ Year Corporate Bond Index, its primary, expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%.
  Broadly, corporate bonds in the middle of the maturity range outpaced their shorter- and longer-term counterparts.
  Within the Fund’s benchmark, bonds issued by financial institutions outperformed those of utilities and industrial companies. By credit quality, lower-rated bonds did the best. And bonds with maturities between 10 and 25 years returned more than bonds with maturities of more than 25 years.
  Over the last 10 years, the Fund performed roughly in line with the benchmark.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	8.82%	-1.42%	2.56%
Bloomberg U.S. 10+ Year Corporate Bond Index	9.94%	-1.13%	2.68%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%
Vanguard fund returns are adjusted to reflect the 1.00% fee on purchases of fund shares.
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$13,855
Number of Portfolio Holdings	2,954
Portfolio Turnover Rate	33%
Total Investment Advisory Fees (in thousands)	$177
Portfolio Composition % of Net Assets (as of August 31, 2024)
Communications	11.6%
Consumer Discretionary	5.8%
Consumer Staples	7.3%
Energy	9.3%
Financials	13.4%
Health Care	16.2%
Industrials	8.3%
Materials	3.3%
Real Estate	1.5%
Technology	8.5%
Utilities	12.7%
U.S. Government and Agency Obligations	0.2%
Other Assets and Liabilities—Net	1.9%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1647

Vanguard Short-Term Treasury Index Fund
ETF Shares (VGSH) Nasdaq
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Short-Term Treasury Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, the Fund performed roughly in line with its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%.
  Yields of U.S. Treasuries fell across the maturity spectrum, with more movement at the shorter end of the yield curve. The broad U.S. investment-grade bond market returned 7.30%, as measured by the Bloomberg U.S. Aggregate Float Adjusted Index.
  The highest total returns for Treasuries tended to be in the intermediate-term maturities. In general, Treasuries returned less than mortgage-backed securities and corporate bonds.
  Over the last 10 years, the Fund performed roughly in line with its benchmark.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	5.88%	1.26%	1.27%
ETF Shares Market Price	5.79%	1.26%	1.27%
Spliced Bloomberg U.S. Treasury 1–3 Year Index	5.90%	1.30%	1.32%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$24,903
Number of Portfolio Holdings	98
Portfolio Turnover Rate	89%
Total Investment Advisory Fees (in thousands)	$501
Distribution by Stated Maturity % of Net Asset (as of August 31, 2024)
1 - 2 Years	55.8%
2 - 3 Years	43.3%
Other Assets and Liabilities—Net	0.9%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3142

Vanguard Short-Term Treasury Index Fund
Admiral™ Shares (VSBSX)
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Short-Term Treasury Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, the Fund performed roughly in line with its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%.
  Yields of U.S. Treasuries fell across the maturity spectrum, with more movement at the shorter end of the yield curve. The broad U.S. investment-grade bond market returned 7.30%, as measured by the Bloomberg U.S. Aggregate Float Adjusted Index.
  The highest total returns for Treasuries tended to be in the intermediate-term maturities. In general, Treasuries returned less than mortgage-backed securities and corporate bonds.
  Over the last 10 years, the Fund performed roughly in line with its benchmark.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	5.81%	1.23%	1.25%
Spliced Bloomberg U.S. Treasury 1–3 Year Index	5.90%	1.30%	1.32%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$24,903
Number of Portfolio Holdings	98
Portfolio Turnover Rate	89%
Total Investment Advisory Fees (in thousands)	$501
Distribution by Stated Maturity % of Net Asset (as of August 31, 2024)
1 - 2 Years	55.8%
2 - 3 Years	43.3%
Other Assets and Liabilities—Net	0.9%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1942

Vanguard Short-Term Treasury Index Fund
Institutional Shares (VSBIX)
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Short-Term Treasury Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, the Fund performed roughly in line with its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%.
  Yields of U.S. Treasuries fell across the maturity spectrum, with more movement at the shorter end of the yield curve. The broad U.S. investment-grade bond market returned 7.30%, as measured by the Bloomberg U.S. Aggregate Float Adjusted Index.
  The highest total returns for Treasuries tended to be in the intermediate-term maturities. In general, Treasuries returned less than mortgage-backed securities and corporate bonds.
  Over the last 10 years, the Fund performed roughly in line with its benchmark.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	5.87%	1.25%	1.28%
Spliced Bloomberg U.S. Treasury 1–3 Year Index	5.90%	1.30%	1.32%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$24,903
Number of Portfolio Holdings	98
Portfolio Turnover Rate	89%
Total Investment Advisory Fees (in thousands)	$501
Distribution by Stated Maturity % of Net Asset (as of August 31, 2024)
1 - 2 Years	55.8%
2 - 3 Years	43.3%
Other Assets and Liabilities—Net	0.9%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1642

Vanguard Intermediate-Term Treasury Index Fund
ETF Shares (VGIT) Nasdaq
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, the Fund performed roughly in line with its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%.
  Yields of U.S. Treasuries fell across the maturity spectrum, with more movement at the shorter end of the yield curve. The broad U.S. investment-grade bond market returned 7.30%, as measured by the Bloomberg U.S. Aggregate Float Adjusted Index.
  The highest total returns for Treasuries tended to be in the intermediate-term maturities. In general, Treasuries returned less than mortgage-backed securities and corporate bonds.
  Over the last 10 years, the Fund performed roughly in line with its benchmark.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	6.49%	-0.05%	1.37%
ETF Shares Market Price	6.39%	-0.05%	1.36%
Spliced Bloomberg U.S.Treasury 3–10 Year Index	6.51%	-0.01%	1.43%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$37,311
Number of Portfolio Holdings	109
Portfolio Turnover Rate	52%
Total Investment Advisory Fees (in thousands)	$609
Distribution by Stated Maturity % of Net Asset (as of August 31, 2024)
2 - 4 Years	24.5%
4 - 6 Years	38.8%
6 - 8 Years	21.5%
8 - 10 Years	14.2%
Other Assets and Liabilities—Net	1.0%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3143

Vanguard Intermediate-Term Treasury Index Fund
Admiral™ Shares (VSIGX)
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, the Fund performed roughly in line with its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%.
  Yields of U.S. Treasuries fell across the maturity spectrum, with more movement at the shorter end of the yield curve. The broad U.S. investment-grade bond market returned 7.30%, as measured by the Bloomberg U.S. Aggregate Float Adjusted Index.
  The highest total returns for Treasuries tended to be in the intermediate-term maturities. In general, Treasuries returned less than mortgage-backed securities and corporate bonds.
  Over the last 10 years, the Fund performed roughly in line with its benchmark.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	6.43%	-0.08%	1.35%
Spliced Bloomberg U.S.Treasury 3–10 Year Index	6.51%	-0.01%	1.43%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$37,311
Number of Portfolio Holdings	109
Portfolio Turnover Rate	52%
Total Investment Advisory Fees (in thousands)	$609
Distribution by Stated Maturity % of Net Asset (as of August 31, 2024)
2 - 4 Years	24.5%
4 - 6 Years	38.8%
6 - 8 Years	21.5%
8 - 10 Years	14.2%
Other Assets and Liabilities—Net	1.0%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1943

Vanguard Intermediate-Term Treasury Index Fund
Institutional Shares (VIIGX)
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Intermediate-Term Treasury Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, the Fund performed roughly in line with its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%.
  Yields of U.S. Treasuries fell across the maturity spectrum, with more movement at the shorter end of the yield curve. The broad U.S. investment-grade bond market returned 7.30%, as measured by the Bloomberg U.S. Aggregate Float Adjusted Index.
  The highest total returns for Treasuries tended to be in the intermediate-term maturities. In general, Treasuries returned less than mortgage-backed securities and corporate bonds.
  Over the last 10 years, the Fund performed roughly in line with its benchmark.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	6.51%	-0.06%	1.38%
Spliced Bloomberg U.S.Treasury 3–10 Year Index	6.51%	-0.01%	1.43%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$37,311
Number of Portfolio Holdings	109
Portfolio Turnover Rate	52%
Total Investment Advisory Fees (in thousands)	$609
Distribution by Stated Maturity % of Net Asset (as of August 31, 2024)
2 - 4 Years	24.5%
4 - 6 Years	38.8%
6 - 8 Years	21.5%
8 - 10 Years	14.2%
Other Assets and Liabilities—Net	1.0%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1643

Vanguard Long-Term Treasury Index Fund
ETF Shares (VGLT) Nasdaq
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Long-Term Treasury Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, the Fund performed roughly in line with its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%.
  Yields of U.S. Treasuries fell across the maturity spectrum, with more movement at the shorter end of the yield curve. The broad U.S. investment-grade bond market returned 7.30%, as measured by the Bloomberg U.S. Aggregate Float Adjusted Index.
  The highest total returns for Treasuries tended to be in the intermediate-term maturities. In general, Treasuries returned less than mortgage-backed securities and corporate bonds.
  Over the last 10 years, the Fund performed roughly in line with its benchmark.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	4.89%	-5.21%	0.64%
ETF Shares Market Price	4.73%	-5.22%	0.64%
Spliced Bloomberg U.S. Long Treasury Index	4.89%	-5.14%	0.70%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$19,111
Number of Portfolio Holdings	87
Portfolio Turnover Rate	21%
Total Investment Advisory Fees (in thousands)	$307
Distribution by Stated Maturity % of Net Asset (as of August 31, 2024)
10 - 15 Years	2.2%
15 - 20 Years	40.4%
20 - 25 Years	19.1%
Over 25 Years	37.3%
Other Assets and Liabilities—Net	1.0%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3144

Vanguard Long-Term Treasury Index Fund
Admiral™ Shares (VLGSX)
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Long-Term Treasury Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, the Fund performed roughly in line with its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%.
  Yields of U.S. Treasuries fell across the maturity spectrum, with more movement at the shorter end of the yield curve. The broad U.S. investment-grade bond market returned 7.30%, as measured by the Bloomberg U.S. Aggregate Float Adjusted Index.
  The highest total returns for Treasuries tended to be in the intermediate-term maturities. In general, Treasuries returned less than mortgage-backed securities and corporate bonds.
  Over the last 10 years, the Fund performed roughly in line with its benchmark.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	4.83%	-5.24%	0.62%
Spliced Bloomberg U.S. Long Treasury Index	4.89%	-5.14%	0.70%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$19,111
Number of Portfolio Holdings	87
Portfolio Turnover Rate	21%
Total Investment Advisory Fees (in thousands)	$307
Distribution by Stated Maturity % of Net Asset (as of August 31, 2024)
10 - 15 Years	2.2%
15 - 20 Years	40.4%
20 - 25 Years	19.1%
Over 25 Years	37.3%
Other Assets and Liabilities—Net	1.0%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1944

Vanguard Long-Term Treasury Index Fund
Institutional Shares (VLGIX)
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Long-Term Treasury Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, the Fund performed roughly in line with its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%.
  Yields of U.S. Treasuries fell across the maturity spectrum, with more movement at the shorter end of the yield curve. The broad U.S. investment-grade bond market returned 7.30%, as measured by the Bloomberg U.S. Aggregate Float Adjusted Index.
  The highest total returns for Treasuries tended to be in the intermediate-term maturities. In general, Treasuries returned less than mortgage-backed securities and corporate bonds.
  Over the last 10 years, the Fund performed roughly in line with its benchmark.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	4.84%	-5.23%	0.65%
Spliced Bloomberg U.S. Long Treasury Index	4.89%	-5.14%	0.70%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$19,111
Number of Portfolio Holdings	87
Portfolio Turnover Rate	21%
Total Investment Advisory Fees (in thousands)	$307
Distribution by Stated Maturity % of Net Asset (as of August 31, 2024)
10 - 15 Years	2.2%
15 - 20 Years	40.4%
20 - 25 Years	19.1%
Over 25 Years	37.3%
Other Assets and Liabilities—Net	1.0%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1644

Vanguard Mortgage-Backed Securities Index Fund
ETF Shares (VMBS) Nasdaq
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Mortgage-Backed Securities Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard Mortgage-Backed Securities Index Fund performed roughly in line with the return of its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%.
  Broadly, bonds at the lower end of the investment-grade spectrum posted higher returns than those with higher credit ratings. By duration, the highest total returns tended to be in the medium-term maturities. By sector, mortgage-backed securities fell in the middle among returns.
  The average interest rate for 30-year fixed-rate mortgages fell from 7.18% for the week ended August 31, 2023, to 6.35% for the week ended August 29, 2024.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	7.49%	-0.19%	1.19%
ETF Shares Market Price	7.38%	-0.19%	1.19%
Bloomberg U.S. MBS Float Adjusted Index	7.48%	-0.08%	1.28%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$19,829
Number of Portfolio Holdings	94
Portfolio Turnover Rate	79%
Total Investment Advisory Fees (in thousands)	$372
Distribution by Stated Maturity % of Net Asset (as of August 31, 2024)
0 - 10 Years	1.6%
10 - 20 Years	13.0%
20 - 30 Years	82.1%
30 - 40 Years	2.5%
Other Assets and Liabilities—Net	0.8%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3148

Vanguard Mortgage-Backed Securities Index Fund
Admiral™ Shares (VMBSX)
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Mortgage-Backed Securities Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$7	0.07%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard Mortgage-Backed Securities Index Fund performed roughly in line with the return of its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%.
  Broadly, bonds at the lower end of the investment-grade spectrum posted higher returns than those with higher credit ratings. By duration, the highest total returns tended to be in the medium-term maturities. By sector, mortgage-backed securities fell in the middle among returns.
  The average interest rate for 30-year fixed-rate mortgages fell from 7.18% for the week ended August 31, 2023, to 6.35% for the week ended August 29, 2024.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Admiral Shares	7.47%	-0.21%	1.17%
Bloomberg U.S. MBS Float Adjusted Index	7.48%	-0.08%	1.28%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$19,829
Number of Portfolio Holdings	94
Portfolio Turnover Rate	79%
Total Investment Advisory Fees (in thousands)	$372
Distribution by Stated Maturity % of Net Asset (as of August 31, 2024)
0 - 10 Years	1.6%
10 - 20 Years	13.0%
20 - 30 Years	82.1%
30 - 40 Years	2.5%
Other Assets and Liabilities—Net	0.8%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1948

Vanguard Mortgage-Backed Securities Index Fund
Institutional Shares (VMBIX)
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Mortgage-Backed Securities Index Fund (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard Mortgage-Backed Securities Index Fund performed roughly in line with the return of its expense-free benchmark.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%.
  Broadly, bonds at the lower end of the investment-grade spectrum posted higher returns than those with higher credit ratings. By duration, the highest total returns tended to be in the medium-term maturities. By sector, mortgage-backed securities fell in the middle among returns.
  The average interest rate for 30-year fixed-rate mortgages fell from 7.18% for the week ended August 31, 2023, to 6.35% for the week ended August 29, 2024.
How did the Fund perform over the past 10 years?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: August 31, 2014, Through August 31, 2024
Initial Investment of $5,000,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	7.50%	-0.19%	1.19%
Bloomberg U.S. MBS Float Adjusted Index	7.48%	-0.08%	1.28%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.66%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$19,829
Number of Portfolio Holdings	94
Portfolio Turnover Rate	79%
Total Investment Advisory Fees (in thousands)	$372
Distribution by Stated Maturity % of Net Asset (as of August 31, 2024)
0 - 10 Years	1.6%
10 - 20 Years	13.0%
20 - 30 Years	82.1%
30 - 40 Years	2.5%
Other Assets and Liabilities—Net	0.8%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Institutional Investor Services • 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR1648

Vanguard Total Corporate Bond ETF
ETF Shares (VTC) Nasdaq
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Total Corporate Bond ETF (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard Total Corporate Bond ETF performed roughly in line with its expense-free benchmark index.
  U.S. economic growth hovered around 3% on a year-over-year basis during the 12 months, quelling recession fears. The Federal Reserve kept its target for short-term interest rates above 5%, and the year-over-year rate of consumer price inflation eased to around 3%. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%.
  Corporate bonds, with their yield spreads narrowing, outperformed both Treasuries and mortgage-backed securities.
  In the ETF’s benchmark index, bonds issued by financial institutions and utilities returned more than those issued by industrial companies.
  By maturity, bonds maturing in 5 to 20 years posted the strongest gains, which were in the double digits. By credit quality, lower-rated bonds performed better than higher-rated bonds.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: November 7, 2017, Through August 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (11/7/2017)
ETF Shares Net Asset Value	9.25%	0.57%	2.04%
ETF Shares Market Price	9.20%	0.53%	2.03%
Bloomberg U.S. Corporate Bond Index	9.29%	0.67%	2.13%
Bloomberg U.S. Aggregate Float Adjusted Index	7.30%	-0.02%	1.30%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$1,073
Number of Portfolio Holdings	4
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of August 31, 2024)
Vanguard Short-Term Corporate Bond ETF	37.7%
Vanguard Long-Term Corporate Bond ETF	33.8%
Vanguard Intermediate-Term Corporate Bond ETF	28.5%
Other Assets and Liabilities—Net	0.0%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR985

Vanguard Total World Bond ETF
ETF Shares (BNDW) Nasdaq
Annual Shareholder Report | August 31, 2024

This annual shareholder report contains important information about Vanguard Total World Bond ETF (the "Fund") for the period of September 1, 2023, to August 31, 2024. You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$5	0.05%
How did the Fund perform during the reporting period?
  For the 12 months ended August 31, 2024, Vanguard Total World Bond ETF performed roughly in line with its expense-free benchmark index.
  Global economic growth appeared relatively stable, in the low 3% range, during the 12 months, and U.S. recession fears faded. Central banks in emerging economies and Europe lowered their interest rate targets, but the Federal Reserve held rates steady. The Bloomberg U.S. Aggregate Float Adjusted Index of investment-grade bonds returned 7.30%, and the Bloomberg Global Aggregate Index ex USD of bonds returned 6.44%.
  Bonds from the United States, which accounted for more than half of the Fund’s assets at the end of the period, returned a little less than the index as a whole. Among the outperformers were South Korea, Canada, and Italy.
  Corporate bonds returned more than government bonds and mortgage-backed securities. Intermediate-term bonds and those on the bottom rung of the investment-grade ladder performed well.
How did the Fund perform since inception?
Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447. The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Cumulative Performance: September 4, 2018, Through August 31, 2024
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	Since Inception (9/4/2018)
ETF Shares Net Asset Value	7.17%	-0.26%	1.54%
ETF Shares Market Price	7.21%	-0.27%	1.54%
Bloomberg Global Aggregate Float Adjusted Composite Index	7.31%	-0.21%	1.61%
Bloomberg Global Aggregate Float Adjusted Index	7.34%	-0.96%	0.52%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.
Fund Statistics (as of August 31, 2024)
Fund Net Assets (in millions)	$804
Number of Portfolio Holdings	3
Portfolio Turnover Rate	10%
Total Investment Advisory Fees (in thousands)	$0
Portfolio Composition % of Net Assets (as of August 31, 2024)
Vanguard Total Bond Market ETF	51.3%
Vanguard Total International Bond ETF	48.7%
Other Assets and Liabilities—Net	0.0%
Where can I find additional information about the Fund?
Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.
Connect with Vanguard® • vanguard.com
Fund Information • 800-662-7447
Direct Investor Account Services • 800-662-2739
Text Telephone for People Who Are Deaf or Hard of Hearing • 800-749-7273
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
AR3061

Item 2: Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert.

All members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts and to be independent: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 4: Principal Accountant Fees and Services.

Includes fees billed in connection with services to the Registrant only.

	Fiscal Year Ended August 31, 2024	Fiscal Year Ended August 31, 2023
(a) Audit Fees.	$587,000	$558,000
(b) Audit-Related Fees.	0	0
(c) Tax Fees.	0	0
(d) All Other Fees.	0	0
Total.	$587,000	$558,000

(e)	(1) Pre-Approval Policies. The audit committee is responsible for pre-approving all audit and non-audit services provided by PwC to: (i) the Vanguard funds; and (ii) Vanguard, or any entity controlled by Vanguard that provides ongoing services to the Vanguard funds. All services provided to Vanguard entities by the independent auditor, whether or not they are subject to preapproval, must be disclosed to the audit committee. The audit committee chair may preapprove any permissible audit and non-audit services as long as any preapproval is brought to the attention of the full audit committee at the next scheduled meeting.

(2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g)	Aggregate Non-Audit Fees.

Includes fees billed for non-audit services provided to the Registrant, other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.

	Fiscal Year Ended August 31, 2024	Fiscal Year Ended August 31, 2023
Non-audit fees to the Registrant only, listed as (b) through (d) above.	$0	$0

Non-audit Fees to other registered investment companies in the Vanguard complex, The Vanguard Group, Inc., and Vanguard Marketing Corporation.
Audit-Related Fees.	$3,508,505	$3,295,934
Tax Fees.	$1,912,843	$1,678,928
All Other Fees.	$268,000	$25,000
Total.	$5,689,348	$4,999,862

(h)	For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in rule 10A-3 under the Securities Exchange Act of 1934 (“Exchange Act”). The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are: F. Joseph Loughrey, Mark Loughridge, Sarah Bloom Raskin, and Peter F. Volanakis.

Item 6: Investments.

Not applicable. The complete schedule of investments is included in the financial statements filed under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial Statements
For the year ended August 31, 2024
Vanguard Corporate Bond Index Funds
Vanguard Short-Term Corporate Bond Index Fund
Vanguard Intermediate-Term Corporate Bond Index Fund
Vanguard Long-Term Corporate Bond Index Fund

Contents
Short-Term Corporate Bond Index Fund	1
Intermediate-Term Corporate Bond Index Fund	51
Long-Term Corporate Bond Index Fund	94
Report of Independent Registered Public Accounting Firm	149
Tax information	150

Short-Term Corporate Bond Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.6%)
U.S. Government Securities (0.6%)
	United States Treasury Note/Bond	4.000%	7/31/29	52,140	52,759
[1]	United States Treasury Note/Bond	3.625%	8/31/29	180,000	179,269
Total U.S. Government and Agency Obligations (Cost $232,040)					232,028
Corporate Bonds (98.1%)
Communications (5.2%)
	Alphabet Inc.	1.998%	8/15/26	26,625	25,622
	Alphabet Inc.	0.800%	8/15/27	16,102	14,767
	America Movil SAB de CV	3.625%	4/22/29	15,870	15,220
	AT&T Inc.	3.875%	1/15/26	9,305	9,205
	AT&T Inc.	5.539%	2/20/26	19,924	19,926
	AT&T Inc.	1.700%	3/25/26	56,487	54,024
	AT&T Inc.	2.950%	7/15/26	1,748	1,700
	AT&T Inc.	3.800%	2/15/27	12,577	12,395
	AT&T Inc.	4.250%	3/1/27	21,995	21,911
	AT&T Inc.	2.300%	6/1/27	43,238	40,892
	AT&T Inc.	1.650%	2/1/28	36,581	33,348
[2]	AT&T Inc.	4.100%	2/15/28	31,188	30,821
	AT&T Inc.	4.350%	3/1/29	54,088	53,909
	Baidu Inc.	4.125%	6/30/25	2,840	2,818
	Baidu Inc.	1.720%	4/9/26	14,031	13,391
	Baidu Inc.	1.625%	2/23/27	4,310	4,020
	Baidu Inc.	3.625%	7/6/27	10,642	10,397
	Baidu Inc.	4.375%	3/29/28	9,332	9,285
	Baidu Inc.	4.875%	11/14/28	5,975	6,048
	Booking Holdings Inc.	3.600%	6/1/26	19,975	19,702
	Booking Holdings Inc.	3.550%	3/15/28	11,835	11,530
	Charter Communications Operating LLC	4.908%	7/23/25	16,771	16,716
	Charter Communications Operating LLC	6.150%	11/10/26	16,426	16,829
	Charter Communications Operating LLC	3.750%	2/15/28	26,715	25,530
	Charter Communications Operating LLC	2.250%	1/15/29	19,854	17,545
	Charter Communications Operating LLC	5.050%	3/30/29	20,545	20,356
	Charter Communications Operating LLC	6.100%	6/1/29	25,300	26,134
	Comcast Corp.	3.950%	10/15/25	50,485	50,089
	Comcast Corp.	5.250%	11/7/25	691	696
	Comcast Corp.	3.150%	3/1/26	45,857	44,997
	Comcast Corp.	2.350%	1/15/27	31,668	30,289
	Comcast Corp.	3.300%	2/1/27	32,899	32,152
	Comcast Corp.	3.300%	4/1/27	13,520	13,188
	Comcast Corp.	5.350%	11/15/27	10,697	11,041
	Comcast Corp.	3.150%	2/15/28	23,643	22,754
	Comcast Corp.	3.550%	5/1/28	17,818	17,344
	Comcast Corp.	4.150%	10/15/28	68,929	68,398
	Comcast Corp.	4.550%	1/15/29	10,490	10,584
	Comcast Corp.	5.100%	6/1/29	11,445	11,816
	Discovery Communications LLC	4.900%	3/11/26	11,436	11,370
	Discovery Communications LLC	3.950%	3/20/28	40,504	38,370
	Discovery Communications LLC	4.125%	5/15/29	11,976	11,177
	Electronic Arts Inc.	4.800%	3/1/26	7,541	7,545
	Expedia Group Inc.	5.000%	2/15/26	14,921	14,957
	Expedia Group Inc.	4.625%	8/1/27	19,412	19,468
	FactSet Research Systems Inc.	2.900%	3/1/27	8,120	7,790
	Fox Corp.	4.709%	1/25/29	31,666	31,907
	Interpublic Group of Cos. Inc.	4.650%	10/1/28	8,531	8,550
	Meta Platforms Inc.	3.500%	8/15/27	42,847	42,206
	Meta Platforms Inc.	4.600%	5/15/28	25,950	26,399
	Meta Platforms Inc.	4.300%	8/15/29	16,283	16,390
	Netflix Inc.	4.375%	11/15/26	16,346	16,354
	Netflix Inc.	4.875%	4/15/28	28,048	28,616

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Netflix Inc.	5.875%	11/15/28	31,727	33,580
	Netflix Inc.	6.375%	5/15/29	15,010	16,261
	Omnicom Group Inc.	3.600%	4/15/26	22,394	22,011
	Paramount Global	4.000%	1/15/26	900	885
	Paramount Global	2.900%	1/15/27	10,650	10,101
	Paramount Global	3.375%	2/15/28	3,678	3,427
	Paramount Global	3.700%	6/1/28	13,512	12,662
	Paramount Global	4.200%	6/1/29	7,535	7,082
	Rogers Communications Inc.	3.625%	12/15/25	12,401	12,210
	Rogers Communications Inc.	2.900%	11/15/26	3,827	3,691
	Rogers Communications Inc.	3.200%	3/15/27	16,583	16,045
	Rogers Communications Inc.	5.000%	2/15/29	29,858	30,211
	Sprint Capital Corp.	6.875%	11/15/28	47,678	51,678
	Sprint LLC	7.625%	3/1/26	18,182	18,753
	Take-Two Interactive Software Inc.	5.000%	3/28/26	13,652	13,720
	Take-Two Interactive Software Inc.	3.700%	4/14/27	9,133	8,955
	Take-Two Interactive Software Inc.	4.950%	3/28/28	14,306	14,501
	TCI Communications Inc.	7.875%	2/15/26	1,879	1,966
	Telefonica Emisiones SA	4.103%	3/8/27	24,150	23,884
	TELUS Corp.	2.800%	2/16/27	11,348	10,874
	Tencent Music Entertainment Group	1.375%	9/3/25	1,246	1,202
	Thomson Reuters Corp.	3.350%	5/15/26	8,010	7,833
	T-Mobile USA Inc.	1.500%	2/15/26	15,778	15,074
	T-Mobile USA Inc.	2.250%	2/15/26	17,272	16,693
	T-Mobile USA Inc.	2.625%	4/15/26	30,230	29,295
	T-Mobile USA Inc.	3.750%	4/15/27	61,276	60,145
	T-Mobile USA Inc.	5.375%	4/15/27	8,275	8,314
	T-Mobile USA Inc.	4.750%	2/1/28	26,491	26,552
	T-Mobile USA Inc.	2.050%	2/15/28	48,789	44,948
	T-Mobile USA Inc.	4.950%	3/15/28	3,385	3,436
	T-Mobile USA Inc.	4.800%	7/15/28	9,205	9,309
	T-Mobile USA Inc.	4.850%	1/15/29	7,772	7,879
	T-Mobile USA Inc.	2.625%	2/15/29	17,915	16,527
	T-Mobile USA Inc.	2.400%	3/15/29	19,060	17,406
	T-Mobile USA Inc.	3.375%	4/15/29	37,235	35,393
[2]	TWDC Enterprises 18 Corp.	3.150%	9/17/25	12,525	12,347
	TWDC Enterprises 18 Corp.	3.000%	2/13/26	17,911	17,533
[2]	TWDC Enterprises 18 Corp.	1.850%	7/30/26	17,484	16,714
[2]	TWDC Enterprises 18 Corp.	2.950%	6/15/27	16,490	15,932
	Verizon Communications Inc.	0.850%	11/20/25	23,661	22,617
	Verizon Communications Inc.	1.450%	3/20/26	32,750	31,215
	Verizon Communications Inc.	2.625%	8/15/26	26,100	25,228
	Verizon Communications Inc.	4.125%	3/16/27	29,359	29,125
	Verizon Communications Inc.	3.000%	3/22/27	3,702	3,583
	Verizon Communications Inc.	2.100%	3/22/28	61,959	57,365
	Verizon Communications Inc.	4.329%	9/21/28	65,153	64,952
	Verizon Communications Inc.	3.875%	2/8/29	15,111	14,763
	Walt Disney Co.	3.700%	10/15/25	12,225	12,125
	Walt Disney Co.	1.750%	1/13/26	20,306	19,585
	Walt Disney Co.	3.375%	11/15/26	2,676	2,620
	Walt Disney Co.	3.700%	3/23/27	5,695	5,625
	Walt Disney Co.	2.200%	1/13/28	11,184	10,495
	Walt Disney Co.	2.000%	9/1/29	5,170	4,643
	Warnermedia Holdings Inc.	3.755%	3/15/27	67,290	64,465
	Warnermedia Holdings Inc.	4.054%	3/15/29	13,292	12,428
					2,184,351
Consumer Discretionary (7.6%)
	Alibaba Group Holding Ltd.	3.400%	12/6/27	40,630	39,239
	Amazon.com Inc.	4.600%	12/1/25	3,124	3,134
	Amazon.com Inc.	5.200%	12/3/25	1,946	1,964
	Amazon.com Inc.	1.000%	5/12/26	52,031	49,367
	Amazon.com Inc.	3.300%	4/13/27	46,745	45,824
	Amazon.com Inc.	1.200%	6/3/27	25,316	23,420
	Amazon.com Inc.	3.150%	8/22/27	55,940	54,593
	Amazon.com Inc.	4.550%	12/1/27	32,738	33,212
	Amazon.com Inc.	1.650%	5/12/28	38,115	34,982
	Amazon.com Inc.	3.450%	4/13/29	14,776	14,436
[2]	American Honda Finance Corp.	1.000%	9/10/25	11,298	10,897
[2]	American Honda Finance Corp.	5.800%	10/3/25	14,496	14,680

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	American Honda Finance Corp.	4.950%	1/9/26	9,767	9,822
	American Honda Finance Corp.	4.750%	1/12/26	10,270	10,306
[2]	American Honda Finance Corp.	5.250%	7/7/26	15,080	15,307
[2]	American Honda Finance Corp.	1.300%	9/9/26	11,348	10,682
[2]	American Honda Finance Corp.	2.300%	9/9/26	11,931	11,455
[2]	American Honda Finance Corp.	2.350%	1/8/27	18,142	17,336
	American Honda Finance Corp.	4.900%	3/12/27	11,490	11,651
[2]	American Honda Finance Corp.	4.900%	7/9/27	10,010	10,160
	American Honda Finance Corp.	4.700%	1/12/28	10,408	10,526
[2]	American Honda Finance Corp.	3.500%	2/15/28	5,996	5,825
[2]	American Honda Finance Corp.	2.000%	3/24/28	18,966	17,489
[2]	American Honda Finance Corp.	5.125%	7/7/28	11,249	11,546
	American Honda Finance Corp.	5.650%	11/15/28	16,169	16,967
[2]	American Honda Finance Corp.	2.250%	1/12/29	7,095	6,497
	American Honda Finance Corp.	4.900%	3/13/29	10,320	10,531
	Aptiv plc	4.350%	3/15/29	4,855	4,816
	AutoNation Inc.	4.500%	10/1/25	6,521	6,473
	AutoNation Inc.	3.800%	11/15/27	3,408	3,290
	AutoZone Inc.	3.125%	4/21/26	12,298	12,007
	AutoZone Inc.	5.050%	7/15/26	12,251	12,375
	AutoZone Inc.	3.750%	6/1/27	12,328	12,101
	AutoZone Inc.	4.500%	2/1/28	10,027	10,031
	AutoZone Inc.	6.250%	11/1/28	8,474	9,025
	AutoZone Inc.	3.750%	4/18/29	8,726	8,431
	AutoZone Inc.	5.100%	7/15/29	11,840	12,102
	Block Financial LLC	5.250%	10/1/25	2,031	2,032
	Block Financial LLC	2.500%	7/15/28	7,120	6,539
[3]	BMW US Capital LLC	4.650%	8/13/26	2,000	2,007
[3]	BMW US Capital LLC	4.600%	8/13/27	2,600	2,615
	BorgWarner Inc.	2.650%	7/1/27	17,067	16,261
	BorgWarner Inc.	4.950%	8/15/29	2,800	2,826
	Brunswick Corp.	5.850%	3/18/29	6,220	6,363
	Darden Restaurants Inc.	3.850%	5/1/27	8,155	7,996
	DR Horton Inc.	2.600%	10/15/25	11,124	10,864
	DR Horton Inc.	1.300%	10/15/26	10,023	9,387
	DR Horton Inc.	1.400%	10/15/27	6,738	6,156
	eBay Inc.	5.900%	11/22/25	2,775	2,811
	eBay Inc.	1.400%	5/10/26	23,663	22,435
	eBay Inc.	3.600%	6/5/27	12,009	11,763
	eBay Inc.	5.950%	11/22/27	2,839	2,975
	Ford Motor Co.	4.346%	12/8/26	16,112	15,910
	Ford Motor Credit Co. LLC	3.375%	11/13/25	32,575	31,839
[2]	Ford Motor Credit Co. LLC	4.389%	1/8/26	7,220	7,134
	Ford Motor Credit Co. LLC	6.950%	3/6/26	7,051	7,211
	Ford Motor Credit Co. LLC	6.950%	6/10/26	15,278	15,700
	Ford Motor Credit Co. LLC	4.542%	8/1/26	18,340	18,130
	Ford Motor Credit Co. LLC	2.700%	8/10/26	28,328	27,072
	Ford Motor Credit Co. LLC	4.271%	1/9/27	25,565	25,057
	Ford Motor Credit Co. LLC	5.800%	3/5/27	10,146	10,300
	Ford Motor Credit Co. LLC	5.850%	5/17/27	23,629	24,024
	Ford Motor Credit Co. LLC	4.950%	5/28/27	23,809	23,682
	Ford Motor Credit Co. LLC	4.125%	8/17/27	29,083	28,288
	Ford Motor Credit Co. LLC	3.815%	11/2/27	26,464	25,367
	Ford Motor Credit Co. LLC	7.350%	11/4/27	20,835	22,056
	Ford Motor Credit Co. LLC	2.900%	2/16/28	24,069	22,270
	Ford Motor Credit Co. LLC	6.800%	5/12/28	25,272	26,515
	Ford Motor Credit Co. LLC	6.798%	11/7/28	30,907	32,570
	Ford Motor Credit Co. LLC	2.900%	2/10/29	3,611	3,269
	Ford Motor Credit Co. LLC	5.800%	3/8/29	19,263	19,615
	Ford Motor Credit Co. LLC	5.113%	5/3/29	32,268	31,944
	General Motors Co.	6.125%	10/1/25	30,144	30,467
	General Motors Co.	4.200%	10/1/27	10,448	10,298
	General Motors Co.	6.800%	10/1/27	14,368	15,179
	General Motors Co.	5.000%	10/1/28	6,906	6,990
	General Motors Financial Co. Inc.	6.050%	10/10/25	30	30
	General Motors Financial Co. Inc.	1.250%	1/8/26	20,891	19,932
	General Motors Financial Co. Inc.	5.250%	3/1/26	12,399	12,459
	General Motors Financial Co. Inc.	5.400%	4/6/26	27,003	27,260
	General Motors Financial Co. Inc.	1.500%	6/10/26	12,589	11,902
	General Motors Financial Co. Inc.	4.000%	10/6/26	18,353	18,100

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Motors Financial Co. Inc.	4.350%	1/17/27	36,663	36,353
	General Motors Financial Co. Inc.	2.350%	2/26/27	10,170	9,623
	General Motors Financial Co. Inc.	5.000%	4/9/27	34,106	34,398
	General Motors Financial Co. Inc.	5.400%	5/8/27	18,756	19,094
	General Motors Financial Co. Inc.	5.350%	7/15/27	18,960	19,298
	General Motors Financial Co. Inc.	2.700%	8/20/27	15,031	14,257
	General Motors Financial Co. Inc.	6.000%	1/9/28	22,771	23,630
	General Motors Financial Co. Inc.	2.400%	4/10/28	19,907	18,334
	General Motors Financial Co. Inc.	5.800%	6/23/28	25,409	26,250
	General Motors Financial Co. Inc.	2.400%	10/15/28	5,740	5,221
	General Motors Financial Co. Inc.	5.800%	1/7/29	32,805	33,963
	General Motors Financial Co. Inc.	4.300%	4/6/29	5,973	5,853
	General Motors Financial Co. Inc.	5.550%	7/15/29	22,330	22,948
	Genuine Parts Co.	4.950%	8/15/29	12,500	12,576
	GXO Logistics Inc.	1.650%	7/15/26	6,459	6,088
	GXO Logistics Inc.	6.250%	5/6/29	9,765	10,180
	Hasbro Inc.	3.550%	11/19/26	11,398	11,089
	Hasbro Inc.	3.500%	9/15/27	4,261	4,102
	Home Depot Inc.	3.350%	9/15/25	12,409	12,258
	Home Depot Inc.	4.000%	9/15/25	9,094	9,050
[2]	Home Depot Inc.	5.100%	12/24/25	35,520	35,849
	Home Depot Inc.	3.000%	4/1/26	23,624	23,155
	Home Depot Inc.	5.150%	6/25/26	31,500	32,000
	Home Depot Inc.	2.125%	9/15/26	21,080	20,236
	Home Depot Inc.	2.500%	4/15/27	20,647	19,808
	Home Depot Inc.	2.875%	4/15/27	15,290	14,818
	Home Depot Inc.	4.875%	6/25/27	14,035	14,302
	Home Depot Inc.	2.800%	9/14/27	20,849	20,063
	Home Depot Inc.	1.500%	9/15/28	10,763	9,722
	Home Depot Inc.	3.900%	12/6/28	16,245	16,091
	Home Depot Inc.	4.900%	4/15/29	15,102	15,525
	Home Depot Inc.	2.950%	6/15/29	25,832	24,430
	Home Depot Inc.	4.750%	6/25/29	17,325	17,699
	Honda Motor Co. Ltd.	2.534%	3/10/27	25,696	24,609
	Hyatt Hotels Corp.	4.850%	3/15/26	8,946	8,928
	Hyatt Hotels Corp.	5.750%	1/30/27	11,555	11,782
	Hyatt Hotels Corp.	4.375%	9/15/28	5,158	5,078
	Hyatt Hotels Corp.	5.250%	6/30/29	9,890	10,062
	JD.com Inc.	3.875%	4/29/26	7,496	7,388
	Las Vegas Sands Corp.	3.500%	8/18/26	16,195	15,725
	Las Vegas Sands Corp.	5.900%	6/1/27	14,850	15,160
	Las Vegas Sands Corp.	3.900%	8/8/29	15,023	14,066
	Lear Corp.	3.800%	9/15/27	7,900	7,694
	Lear Corp.	4.250%	5/15/29	8,560	8,388
	Leggett & Platt Inc.	3.500%	11/15/27	9,152	8,716
	Leggett & Platt Inc.	4.400%	3/15/29	7,443	7,069
	Leland Stanford Junior University	1.289%	6/1/27	6,809	6,322
	Lennar Corp.	5.250%	6/1/26	4,400	4,428
	Lennar Corp.	5.000%	6/15/27	6,324	6,379
	Lennar Corp.	4.750%	11/29/27	12,186	12,290
	Lowe's Cos. Inc.	4.400%	9/8/25	15,363	15,297
	Lowe's Cos. Inc.	3.375%	9/15/25	10,590	10,443
	Lowe's Cos. Inc.	4.800%	4/1/26	15,294	15,344
	Lowe's Cos. Inc.	2.500%	4/15/26	13,201	12,796
	Lowe's Cos. Inc.	3.350%	4/1/27	9,696	9,452
	Lowe's Cos. Inc.	3.100%	5/3/27	35,137	33,974
	Lowe's Cos. Inc.	1.300%	4/15/28	16,974	15,259
	Lowe's Cos. Inc.	1.700%	9/15/28	15,899	14,302
	Lowe's Cos. Inc.	3.650%	4/5/29	27,960	27,027
	Magna International Inc.	4.150%	10/1/25	8,296	8,239
	Magna International Inc.	5.050%	3/14/29	9,670	9,884
	Marriott International Inc.	3.750%	10/1/25	2,828	2,795
[2]	Marriott International Inc.	3.125%	6/15/26	9,876	9,621
	Marriott International Inc.	5.000%	10/15/27	21,370	21,697
[2]	Marriott International Inc.	4.000%	4/15/28	12,255	12,020
	Marriott International Inc.	5.550%	10/15/28	14,766	15,326
[2]	Marriott International Inc.	4.650%	12/1/28	4,050	4,063
	Marriott International Inc.	4.900%	4/15/29	14,845	15,039
	Marriott International Inc.	4.875%	5/15/29	6,320	6,399
	Masco Corp.	3.500%	11/15/27	4,578	4,435

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Masco Corp.	1.500%	2/15/28	9,223	8,301
[2]	McDonald's Corp.	1.450%	9/1/25	1,286	1,246
[2]	McDonald's Corp.	3.700%	1/30/26	28,714	28,394
[2]	McDonald's Corp.	3.500%	3/1/27	13,015	12,757
[2]	McDonald's Corp.	3.500%	7/1/27	15,164	14,840
[2]	McDonald's Corp.	3.800%	4/1/28	15,903	15,654
	McDonald's Corp.	4.800%	8/14/28	8,308	8,455
[2]	McDonald's Corp.	5.000%	5/17/29	13,485	13,874
	Meritage Homes Corp.	5.125%	6/6/27	6,620	6,669
	Mohawk Industries Inc.	5.850%	9/18/28	10,220	10,703
	NIKE Inc.	2.375%	11/1/26	18,728	18,013
	NIKE Inc.	2.750%	3/27/27	26,136	25,249
	O'Reilly Automotive Inc.	3.550%	3/15/26	11,304	11,116
	O'Reilly Automotive Inc.	5.750%	11/20/26	6,290	6,444
	O'Reilly Automotive Inc.	3.600%	9/1/27	18,143	17,716
	O'Reilly Automotive Inc.	3.900%	6/1/29	10,610	10,336
	Owens Corning	3.400%	8/15/26	5,185	5,070
	Owens Corning	5.500%	6/15/27	7,935	8,138
	Owens Corning	3.950%	8/15/29	7,230	7,001
	Polaris Inc.	6.950%	3/15/29	9,074	9,736
	PulteGroup Inc.	5.000%	1/15/27	3,481	3,510
	Ralph Lauren Corp.	3.750%	9/15/25	4,373	4,326
	Ross Stores Inc.	0.875%	4/15/26	8,189	7,712
	Sands China Ltd.	5.125%	8/8/25	11,910	11,845
	Sands China Ltd.	3.800%	1/8/26	12,474	12,177
	Sands China Ltd.	2.300%	3/8/27	17,745	16,424
	Sands China Ltd.	5.400%	8/8/28	29,415	29,346
	Sands China Ltd.	2.850%	3/8/29	9,292	8,319
	Snap-on Inc.	3.250%	3/1/27	5,706	5,569
	Stanley Black & Decker Inc.	3.400%	3/1/26	8,747	8,583
	Stanley Black & Decker Inc.	6.000%	3/6/28	2,380	2,496
	Stanley Black & Decker Inc.	4.250%	11/15/28	5,415	5,377
	Starbucks Corp.	4.750%	2/15/26	15,756	15,808
	Starbucks Corp.	2.450%	6/15/26	11,009	10,641
	Starbucks Corp.	4.850%	2/8/27	16,315	16,483
	Starbucks Corp.	2.000%	3/12/27	8,212	7,758
	Starbucks Corp.	3.500%	3/1/28	9,930	9,655
	Starbucks Corp.	3.550%	8/15/29	13,640	13,167
	Tapestry Inc.	7.050%	11/27/25	3,565	3,632
	Tapestry Inc.	7.000%	11/27/26	11,653	12,023
[2]	Tapestry Inc.	4.125%	7/15/27	4,066	3,969
	Tapestry Inc.	7.350%	11/27/28	17,036	17,865
	TJX Cos. Inc.	2.250%	9/15/26	13,729	13,184
	Toll Brothers Finance Corp.	4.875%	11/15/25	3,813	3,806
	Toll Brothers Finance Corp.	4.350%	2/15/28	6,465	6,388
	Toyota Motor Corp.	1.339%	3/25/26	10,928	10,422
	Toyota Motor Corp.	5.275%	7/13/26	8,785	8,915
	Toyota Motor Corp.	5.118%	7/13/28	9,380	9,660
	Toyota Motor Corp.	2.760%	7/2/29	8,503	7,982
	Toyota Motor Credit Corp.	5.600%	9/11/25	10,581	10,692
[2]	Toyota Motor Credit Corp.	0.800%	10/16/25	8,099	7,777
	Toyota Motor Credit Corp.	5.400%	11/10/25	8,936	9,025
[2]	Toyota Motor Credit Corp.	4.800%	1/5/26	12,216	12,273
[2]	Toyota Motor Credit Corp.	0.800%	1/9/26	6,219	5,925
	Toyota Motor Credit Corp.	5.200%	5/15/26	13,720	13,922
	Toyota Motor Credit Corp.	4.450%	5/18/26	22,084	22,111
[2]	Toyota Motor Credit Corp.	1.125%	6/18/26	24,970	23,607
	Toyota Motor Credit Corp.	4.550%	8/7/26	7,500	7,529
[2]	Toyota Motor Credit Corp.	5.000%	8/14/26	7,249	7,344
	Toyota Motor Credit Corp.	5.400%	11/20/26	15,598	15,936
[2]	Toyota Motor Credit Corp.	3.200%	1/11/27	21,946	21,427
[2]	Toyota Motor Credit Corp.	1.900%	1/13/27	13,261	12,562
[2]	Toyota Motor Credit Corp.	5.000%	3/19/27	15,545	15,837
[2]	Toyota Motor Credit Corp.	3.050%	3/22/27	22,919	22,270
[2]	Toyota Motor Credit Corp.	1.150%	8/13/27	9,389	8,602
[2]	Toyota Motor Credit Corp.	4.550%	9/20/27	25,865	26,071
	Toyota Motor Credit Corp.	5.450%	11/10/27	16,572	17,139
[2]	Toyota Motor Credit Corp.	3.050%	1/11/28	10,325	9,911
	Toyota Motor Credit Corp.	4.625%	1/12/28	8,873	8,968
[2]	Toyota Motor Credit Corp.	1.900%	4/6/28	17,567	16,188

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Toyota Motor Credit Corp.	5.250%	9/11/28	12,643	13,063
[2]	Toyota Motor Credit Corp.	4.650%	1/5/29	8,000	8,093
	Toyota Motor Credit Corp.	3.650%	1/8/29	5,410	5,270
	Toyota Motor Credit Corp.	5.050%	5/16/29	10,793	11,108
[2]	Toyota Motor Credit Corp.	4.450%	6/29/29	14,580	14,655
	Toyota Motor Credit Corp.	4.550%	8/9/29	8,000	8,063
	VF Corp.	2.800%	4/23/27	9,032	8,451
	Whirlpool Corp.	4.750%	2/26/29	10,301	10,347
					3,212,778
Consumer Staples (5.5%)
	Ahold Finance USA LLC	6.875%	5/1/29	5,522	6,061
	Altria Group Inc.	4.400%	2/14/26	23,309	23,204
	Altria Group Inc.	2.625%	9/16/26	9,027	8,689
	Altria Group Inc.	6.200%	11/1/28	7,310	7,743
	Altria Group Inc.	4.800%	2/14/29	29,812	29,970
[2]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	19,646	19,435
	Anheuser-Busch InBev Worldwide Inc.	4.000%	4/13/28	13,313	13,229
	Anheuser-Busch InBev Worldwide Inc.	4.750%	1/23/29	79,539	81,028
	Archer-Daniels-Midland Co.	2.500%	8/11/26	17,313	16,720
	Avery Dennison Corp.	4.875%	12/6/28	9,752	9,865
	BAT Capital Corp.	2.789%	9/6/24	8,029	8,029
	BAT Capital Corp.	3.215%	9/6/26	19,706	19,188
	BAT Capital Corp.	4.700%	4/2/27	9,494	9,522
	BAT Capital Corp.	3.557%	8/15/27	33,343	32,524
	BAT Capital Corp.	2.259%	3/25/28	31,442	28,955
	BAT International Finance plc	1.668%	3/25/26	30,676	29,283
	BAT International Finance plc	4.448%	3/16/28	21,765	21,600
	BAT International Finance plc	5.931%	2/2/29	13,960	14,650
	Bunge Ltd. Finance Corp.	3.250%	8/15/26	19,786	19,300
	Campbell Soup Co.	5.300%	3/20/26	3,689	3,733
	Campbell Soup Co.	5.200%	3/19/27	5,405	5,518
	Campbell Soup Co.	4.150%	3/15/28	24,186	23,970
	Campbell Soup Co.	5.200%	3/21/29	13,790	14,179
	Church & Dwight Co. Inc.	3.150%	8/1/27	7,075	6,872
	Clorox Co.	3.100%	10/1/27	6,308	6,065
	Clorox Co.	4.400%	5/1/29	7,554	7,566
	Coca-Cola Co.	3.375%	3/25/27	22,084	21,740
	Coca-Cola Co.	2.900%	5/25/27	10,762	10,430
	Coca-Cola Co.	1.450%	6/1/27	30,833	28,816
	Coca-Cola Co.	1.000%	3/15/28	12,895	11,649
	Coca-Cola Co.	2.125%	9/6/29	1,200	1,093
	Coca-Cola Consolidated Inc.	3.800%	11/25/25	5,213	5,159
	Coca-Cola Consolidated Inc.	5.250%	6/1/29	11,625	11,994
	Colgate-Palmolive Co.	4.800%	3/2/26	6,922	6,984
	Colgate-Palmolive Co.	3.100%	8/15/27	14,362	14,022
	Colgate-Palmolive Co.	4.600%	3/1/28	7,385	7,523
	Conagra Brands Inc.	4.600%	11/1/25	15,966	15,914
	Conagra Brands Inc.	5.300%	10/1/26	967	981
	Conagra Brands Inc.	1.375%	11/1/27	11,532	10,462
	Conagra Brands Inc.	4.850%	11/1/28	28,966	29,198
	Constellation Brands Inc.	4.400%	11/15/25	5,111	5,087
	Constellation Brands Inc.	4.750%	12/1/25	926	926
	Constellation Brands Inc.	5.000%	2/2/26	4,401	4,401
	Constellation Brands Inc.	3.700%	12/6/26	13,427	13,185
	Constellation Brands Inc.	3.500%	5/9/27	15,413	15,016
	Constellation Brands Inc.	4.350%	5/9/27	8,917	8,880
	Constellation Brands Inc.	3.600%	2/15/28	7,536	7,298
	Constellation Brands Inc.	4.650%	11/15/28	16,365	16,409
	Constellation Brands Inc.	4.800%	1/15/29	1,890	1,910
	Costco Wholesale Corp.	3.000%	5/18/27	17,299	16,892
	Costco Wholesale Corp.	1.375%	6/20/27	32,209	29,967
	Diageo Capital plc	1.375%	9/29/25	10,951	10,588
	Diageo Capital plc	5.200%	10/24/25	1,706	1,717
	Diageo Capital plc	5.375%	10/5/26	3,597	3,664
	Diageo Capital plc	5.300%	10/24/27	17,648	18,130
	Diageo Capital plc	3.875%	5/18/28	5,519	5,424
	Diageo Capital plc	2.375%	10/24/29	3,375	3,072
	Dollar General Corp.	4.150%	11/1/25	3,931	3,891
	Dollar General Corp.	3.875%	4/15/27	14,373	14,048

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Dollar General Corp.	4.625%	11/1/27	14,811	14,711
	Dollar General Corp.	4.125%	5/1/28	12,842	12,535
	Dollar General Corp.	5.200%	7/5/28	8,970	9,042
	Dollar Tree Inc.	4.200%	5/15/28	20,249	19,870
	Estee Lauder Cos. Inc.	3.150%	3/15/27	8,882	8,640
	Estee Lauder Cos. Inc.	4.375%	5/15/28	10,312	10,359
	Flowers Foods Inc.	3.500%	10/1/26	5,381	5,259
	General Mills Inc.	4.000%	4/17/25	15,145	15,045
	General Mills Inc.	4.700%	1/30/27	4,736	4,763
	General Mills Inc.	3.200%	2/10/27	13,065	12,681
	General Mills Inc.	4.200%	4/17/28	29,202	29,021
	General Mills Inc.	5.500%	10/17/28	2,403	2,498
	Haleon US Capital LLC	3.375%	3/24/27	31,236	30,487
	Haleon US Capital LLC	3.375%	3/24/29	16,220	15,508
	Hershey Co.	2.300%	8/15/26	8,403	8,098
	Hershey Co.	4.250%	5/4/28	7,823	7,852
	Hormel Foods Corp.	4.800%	3/30/27	10,959	11,107
	Hormel Foods Corp.	1.700%	6/3/28	11,884	10,853
	Ingredion Inc.	3.200%	10/1/26	7,579	7,377
	J M Smucker Co.	3.375%	12/15/27	5,431	5,277
	J M Smucker Co.	5.900%	11/15/28	11,788	12,447
	JBS USA Holding Lux Sarl	2.500%	1/15/27	17,007	16,148
	JBS USA Holding Lux Sarl	5.125%	2/1/28	16,067	16,177
	Kellanova	3.250%	4/1/26	11,985	11,746
	Kellanova	4.300%	5/15/28	15,163	15,112
	Kenvue Inc.	5.350%	3/22/26	10,950	11,109
	Kenvue Inc.	5.050%	3/22/28	29,088	29,891
	Keurig Dr Pepper Inc.	3.400%	11/15/25	7,046	6,939
	Keurig Dr Pepper Inc.	2.550%	9/15/26	8,514	8,198
[2]	Keurig Dr Pepper Inc.	5.100%	3/15/27	9,425	9,579
	Keurig Dr Pepper Inc.	3.430%	6/15/27	4,457	4,336
	Keurig Dr Pepper Inc.	4.597%	5/25/28	24,862	24,956
	Keurig Dr Pepper Inc.	5.050%	3/15/29	12,140	12,454
	Keurig Dr Pepper Inc.	3.950%	4/15/29	15,101	14,791
	Kimberly-Clark Corp.	2.750%	2/15/26	3,449	3,370
	Kimberly-Clark Corp.	3.950%	11/1/28	6,001	5,959
	Kimberly-Clark Corp.	3.200%	4/25/29	10,678	10,254
	Kraft Heinz Foods Co.	3.000%	6/1/26	34,198	33,317
	Kraft Heinz Foods Co.	3.875%	5/15/27	29,288	28,893
	Kroger Co.	3.500%	2/1/26	9,319	9,167
	Kroger Co.	4.700%	8/15/26	12,525	12,562
	Kroger Co.	2.650%	10/15/26	22,049	21,212
	Kroger Co.	3.700%	8/1/27	9,381	9,193
	Kroger Co.	4.600%	8/15/27	12,525	12,559
	Kroger Co.	4.500%	1/15/29	9,347	9,380
	McCormick & Co. Inc.	0.900%	2/15/26	8,150	7,723
	McCormick & Co. Inc.	3.400%	8/15/27	12,073	11,766
	Mead Johnson Nutrition Co.	4.125%	11/15/25	12,191	12,117
	Molson Coors Beverage Co.	3.000%	7/15/26	35,059	34,106
	Mondelez International Inc.	2.625%	3/17/27	18,224	17,455
	Mondelez International Inc.	4.125%	5/7/28	2,073	2,057
	Mondelez International Inc.	4.750%	2/20/29	7,915	8,034
	PepsiCo Inc.	5.250%	11/10/25	6,540	6,610
	PepsiCo Inc.	4.550%	2/13/26	3,521	3,534
	PepsiCo Inc.	2.850%	2/24/26	17,509	17,172
	PepsiCo Inc.	2.375%	10/6/26	17,882	17,274
	PepsiCo Inc.	5.125%	11/10/26	11,281	11,505
	PepsiCo Inc.	2.625%	3/19/27	12,651	12,197
	PepsiCo Inc.	3.000%	10/15/27	24,368	23,636
	PepsiCo Inc.	3.600%	2/18/28	12,094	11,907
	PepsiCo Inc.	4.450%	5/15/28	10,124	10,268
	PepsiCo Inc.	7.000%	3/1/29	9,775	10,924
	PepsiCo Inc.	2.625%	7/29/29	14,816	13,827
	Pepsico Singapore Financing I Pte. Ltd.	4.550%	2/16/29	3,340	3,374
	Philip Morris International Inc.	5.000%	11/17/25	11,751	11,796
	Philip Morris International Inc.	4.875%	2/13/26	21,171	21,276
	Philip Morris International Inc.	2.750%	2/25/26	12,184	11,875
	Philip Morris International Inc.	0.875%	5/1/26	16,232	15,301
	Philip Morris International Inc.	4.750%	2/12/27	10,350	10,450
	Philip Morris International Inc.	5.125%	11/17/27	36,046	36,846

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Philip Morris International Inc.	4.875%	2/15/28	38,334	38,865
	Philip Morris International Inc.	4.875%	2/13/29	20,440	20,789
	Philip Morris International Inc.	3.375%	8/15/29	12,000	11,421
	Procter & Gamble Co.	0.550%	10/29/25	14,244	13,659
	Procter & Gamble Co.	4.100%	1/26/26	1,660	1,658
	Procter & Gamble Co.	2.700%	2/2/26	9,488	9,279
	Procter & Gamble Co.	2.450%	11/3/26	24,174	23,377
	Procter & Gamble Co.	1.900%	2/1/27	14,084	13,389
	Procter & Gamble Co.	2.800%	3/25/27	6,884	6,680
	Procter & Gamble Co.	2.850%	8/11/27	14,346	13,907
	Procter & Gamble Co.	3.950%	1/26/28	17,395	17,351
	Procter & Gamble Co.	4.350%	1/29/29	11,940	12,133
	Sysco Corp.	3.750%	10/1/25	16,126	15,960
	Sysco Corp.	3.300%	7/15/26	23,522	23,016
	Sysco Corp.	3.250%	7/15/27	12,124	11,729
	Sysco Corp.	5.750%	1/17/29	7,555	7,925
	Target Corp.	2.500%	4/15/26	11,864	11,591
	Target Corp.	1.950%	1/15/27	18,976	18,118
	Target Corp.	3.375%	4/15/29	16,900	16,417
	Tyson Foods Inc.	4.000%	3/1/26	9,303	9,210
	Tyson Foods Inc.	3.550%	6/2/27	17,860	17,426
	Tyson Foods Inc.	4.350%	3/1/29	9,681	9,575
	Tyson Foods Inc.	5.400%	3/15/29	15,755	16,240
	Unilever Capital Corp.	2.000%	7/28/26	12,005	11,539
	Unilever Capital Corp.	2.900%	5/5/27	12,080	11,694
	Unilever Capital Corp.	4.250%	8/12/27	8,250	8,280
	Unilever Capital Corp.	3.500%	3/22/28	19,573	19,109
	Unilever Capital Corp.	4.875%	9/8/28	12,970	13,288
	Unilever Capital Corp.	2.125%	9/6/29	15,735	14,258
	Walmart Inc.	3.900%	9/9/25	23,810	23,693
	Walmart Inc.	4.000%	4/15/26	11,744	11,718
	Walmart Inc.	3.050%	7/8/26	15,329	15,057
	Walmart Inc.	1.050%	9/17/26	28,229	26,597
	Walmart Inc.	3.950%	9/9/27	19,302	19,326
	Walmart Inc.	3.900%	4/15/28	11,028	11,008
	Walmart Inc.	3.700%	6/26/28	24,536	24,403
	Walmart Inc.	1.500%	9/22/28	20,341	18,543
					2,325,358
Energy (5.0%)
[3]	6297782 LLC	4.911%	9/1/27	7,300	7,316
[3]	6297782 LLC	5.026%	10/1/29	9,500	9,478
	Apache Corp.	4.375%	10/15/28	3,181	3,103
	Baker Hughes Holdings LLC	2.061%	12/15/26	11,094	10,543
	Baker Hughes Holdings LLC	3.337%	12/15/27	23,119	22,417
	Boardwalk Pipelines LP	5.950%	6/1/26	11,224	11,408
	Boardwalk Pipelines LP	4.450%	7/15/27	5,166	5,139
	Boardwalk Pipelines LP	4.800%	5/3/29	9,319	9,316
	BP Capital Markets America Inc.	3.796%	9/21/25	16,178	16,048
	BP Capital Markets America Inc.	3.410%	2/11/26	17,489	17,235
[2]	BP Capital Markets America Inc.	3.119%	5/4/26	23,468	22,972
[2]	BP Capital Markets America Inc.	3.017%	1/16/27	14,804	14,376
	BP Capital Markets America Inc.	3.543%	4/6/27	11,524	11,309
[2]	BP Capital Markets America Inc.	3.588%	4/14/27	11,550	11,357
	BP Capital Markets America Inc.	5.017%	11/17/27	11,350	11,598
	BP Capital Markets America Inc.	3.937%	9/21/28	15,925	15,686
	BP Capital Markets America Inc.	4.234%	11/6/28	32,990	32,884
	BP Capital Markets America Inc.	4.699%	4/10/29	19,917	20,182
	BP Capital Markets plc	3.279%	9/19/27	20,592	20,038
	BP Capital Markets plc	3.723%	11/28/28	13,441	13,108
	Canadian Natural Resources Ltd.	3.850%	6/1/27	22,568	22,137
	Cenovus Energy Inc.	4.250%	4/15/27	11,416	11,288
	Cheniere Corpus Christi Holdings LLC	5.125%	6/30/27	21,669	21,887
	Cheniere Energy Inc.	4.625%	10/15/28	25,304	25,041
	Chevron Corp.	3.326%	11/17/25	6,690	6,605
	Chevron Corp.	2.954%	5/16/26	38,987	38,165
	Chevron Corp.	1.995%	5/11/27	16,221	15,368
	Chevron USA Inc.	1.018%	8/12/27	8,946	8,187
	Chevron USA Inc.	3.850%	1/15/28	10,946	10,874
	ConocoPhillips Co.	6.950%	4/15/29	19,822	22,018

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Continental Resources Inc.	4.375%	1/15/28	15,296	14,998
	Coterra Energy Inc.	3.900%	5/15/27	9,773	9,579
	Coterra Energy Inc.	4.375%	3/15/29	7,283	7,131
	DCP Midstream Operating LP	5.625%	7/15/27	12,823	13,151
	DCP Midstream Operating LP	5.125%	5/15/29	11,765	11,958
	Devon Energy Corp.	5.850%	12/15/25	2,395	2,422
	Devon Energy Corp.	5.875%	6/15/28	32	32
	Diamondback Energy Inc.	3.250%	12/1/26	16,299	15,862
	Diamondback Energy Inc.	5.200%	4/18/27	14,160	14,395
	Enbridge Energy Partners LP	5.875%	10/15/25	1,484	1,497
	Enbridge Inc.	1.600%	10/4/26	9,801	9,234
	Enbridge Inc.	5.900%	11/15/26	19,869	20,427
	Enbridge Inc.	4.250%	12/1/26	21,952	21,804
	Enbridge Inc.	5.250%	4/5/27	12,115	12,340
	Enbridge Inc.	3.700%	7/15/27	4,650	4,548
	Enbridge Inc.	6.000%	11/15/28	9,830	10,374
	Enbridge Inc.	5.300%	4/5/29	12,620	12,977
	Energy Transfer LP	5.950%	12/1/25	1,768	1,787
	Energy Transfer LP	4.750%	1/15/26	20,498	20,463
	Energy Transfer LP	3.900%	7/15/26	10,355	10,204
	Energy Transfer LP	4.400%	3/15/27	15,950	15,871
	Energy Transfer LP	4.200%	4/15/27	14,355	14,202
[2]	Energy Transfer LP	5.500%	6/1/27	22,861	23,312
	Energy Transfer LP	4.000%	10/1/27	5,765	5,661
	Energy Transfer LP	5.550%	2/15/28	19,734	20,285
	Energy Transfer LP	4.950%	5/15/28	14,840	14,972
	Energy Transfer LP	4.950%	6/15/28	16,663	16,834
	Energy Transfer LP	6.100%	12/1/28	8,481	8,942
	Energy Transfer LP	5.250%	4/15/29	27,918	28,540
	Energy Transfer LP	5.250%	7/1/29	15,715	16,084
	EnLink Midstream LLC	5.375%	6/1/29	7,155	7,283
	EnLink Midstream Partners LP	4.850%	7/15/26	7,830	7,813
	Enterprise Products Operating LLC	5.050%	1/10/26	12,434	12,537
	Enterprise Products Operating LLC	3.700%	2/15/26	19,730	19,530
	Enterprise Products Operating LLC	4.600%	1/11/27	5,510	5,555
	Enterprise Products Operating LLC	3.950%	2/15/27	12,825	12,722
	Enterprise Products Operating LLC	4.150%	10/16/28	19,213	19,101
	Enterprise Products Operating LLC	3.125%	7/31/29	20,089	19,033
[2]	Enterprise Products Operating LLC	5.250%	8/16/77	15,046	14,710
[2]	Enterprise Products Operating LLC	5.375%	2/15/78	9,540	8,964
	EOG Resources Inc.	4.150%	1/15/26	17,681	17,631
	EQT Corp.	3.900%	10/1/27	16,708	16,328
	EQT Corp.	5.700%	4/1/28	6,234	6,396
	EQT Corp.	5.000%	1/15/29	7,963	7,986
	Exxon Mobil Corp.	3.043%	3/1/26	40,601	39,884
	Exxon Mobil Corp.	2.275%	8/16/26	13,895	13,416
	Exxon Mobil Corp.	3.294%	3/19/27	8,950	8,815
	Exxon Mobil Corp.	2.440%	8/16/29	20,090	18,596
	Halliburton Co.	3.800%	11/15/25	7,892	7,806
	Hess Corp.	4.300%	4/1/27	22,675	22,513
	HF Sinclair Corp.	5.875%	4/1/26	13,511	13,655
	Kinder Morgan Inc.	1.750%	11/15/26	8,233	7,758
	Kinder Morgan Inc.	4.300%	3/1/28	19,833	19,730
	Kinder Morgan Inc.	5.000%	2/1/29	15,302	15,511
	Kinder Morgan Inc.	5.100%	8/1/29	4,800	4,892
	Marathon Oil Corp.	4.400%	7/15/27	19,730	19,659
	Marathon Oil Corp.	5.300%	4/1/29	9,847	10,142
	Marathon Petroleum Corp.	5.125%	12/15/26	19,102	19,320
	Marathon Petroleum Corp.	3.800%	4/1/28	6,351	6,213
	MPLX LP	1.750%	3/1/26	21,646	20,713
	MPLX LP	4.125%	3/1/27	24,487	24,218
	MPLX LP	4.250%	12/1/27	1,088	1,076
	MPLX LP	4.000%	3/15/28	19,720	19,338
	MPLX LP	4.800%	2/15/29	7,800	7,871
	Northwest Pipeline LLC	4.000%	4/1/27	4,584	4,506
	Occidental Petroleum Corp.	5.875%	9/1/25	10,259	10,325
	Occidental Petroleum Corp.	5.500%	12/1/25	4,071	4,097
	Occidental Petroleum Corp.	5.550%	3/15/26	16,636	16,782
	Occidental Petroleum Corp.	8.500%	7/15/27	6,515	7,076
	Occidental Petroleum Corp.	5.000%	8/1/27	6,465	6,525

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Occidental Petroleum Corp.	6.375%	9/1/28	11,817	12,398
	Occidental Petroleum Corp.	5.200%	8/1/29	19,070	19,348
	ONEOK Inc.	2.200%	9/15/25	1,509	1,468
	ONEOK Inc.	5.850%	1/15/26	9,108	9,222
	ONEOK Inc.	5.000%	3/1/26	11,393	11,413
	ONEOK Inc.	5.550%	11/1/26	11,442	11,657
	ONEOK Inc.	4.000%	7/13/27	10,553	10,421
	ONEOK Inc.	4.550%	7/15/28	12,344	12,325
	ONEOK Inc.	5.650%	11/1/28	11,817	12,276
	ONEOK Inc.	4.350%	3/15/29	11,301	11,175
	Ovintiv Inc.	5.375%	1/1/26	10,627	10,666
	Ovintiv Inc.	5.650%	5/15/28	11,293	11,625
	Patterson-UTI Energy Inc.	3.950%	2/1/28	7,360	7,086
	Phillips 66	1.300%	2/15/26	6,553	6,246
	Phillips 66	3.900%	3/15/28	15,585	15,308
	Phillips 66 Co.	3.550%	10/1/26	8,666	8,491
	Phillips 66 Co.	4.950%	12/1/27	14,237	14,466
	Phillips 66 Co.	3.750%	3/1/28	7,185	7,006
	Pioneer Natural Resources Co.	1.125%	1/15/26	12,687	12,126
	Pioneer Natural Resources Co.	5.100%	3/29/26	3,560	3,594
	Plains All American Pipeline LP	4.650%	10/15/25	14,811	14,753
	Plains All American Pipeline LP	4.500%	12/15/26	13,040	12,968
	Sabine Pass Liquefaction LLC	5.875%	6/30/26	24,084	24,405
	Sabine Pass Liquefaction LLC	5.000%	3/15/27	27,985	28,175
	Sabine Pass Liquefaction LLC	4.200%	3/15/28	20,762	20,506
	Schlumberger Finance Canada Ltd.	1.400%	9/17/25	6,091	5,893
	Schlumberger Investment SA	4.500%	5/15/28	10,240	10,288
	Shell International Finance BV	2.875%	5/10/26	30,604	29,916
	Shell International Finance BV	2.500%	9/12/26	17,289	16,695
	Shell International Finance BV	3.875%	11/13/28	22,086	21,840
	Spectra Energy Partners LP	3.375%	10/15/26	11,356	11,070
	Targa Resources Corp.	5.200%	7/1/27	12,054	12,244
	Targa Resources Corp.	6.150%	3/1/29	14,465	15,292
	Targa Resources Partners LP	6.500%	7/15/27	24,535	24,833
	Targa Resources Partners LP	5.000%	1/15/28	13,848	13,832
	TC PipeLines LP	3.900%	5/25/27	7,424	7,258
	Tennessee Gas Pipeline Co. LLC	7.000%	3/15/27	2,418	2,543
	Tennessee Gas Pipeline Co. LLC	7.000%	10/15/28	4,101	4,429
	TotalEnergies Capital International SA	3.455%	2/19/29	24,858	24,033
	TotalEnergies Capital SA	3.883%	10/11/28	13,679	13,472
	TransCanada PipeLines Ltd.	4.875%	1/15/26	25,683	25,716
	TransCanada PipeLines Ltd.	4.250%	5/15/28	24,451	24,205
	Transcontinental Gas Pipe Line Co. LLC	7.850%	2/1/26	9,837	10,172
	Transcontinental Gas Pipe Line Co. LLC	4.000%	3/15/28	5,672	5,555
	Valero Energy Corp.	2.150%	9/15/27	6,516	6,098
	Valero Energy Corp.	4.350%	6/1/28	11,054	10,957
	Valero Energy Corp.	4.000%	4/1/29	6,275	6,137
	Valero Energy Partners LP	4.500%	3/15/28	13,107	13,032
	Western Midstream Operating LP	4.650%	7/1/26	1,946	1,936
	Western Midstream Operating LP	4.500%	3/1/28	5,496	5,414
	Western Midstream Operating LP	4.750%	8/15/28	8,438	8,399
	Western Midstream Operating LP	6.350%	1/15/29	10,131	10,683
	Williams Cos. Inc.	4.000%	9/15/25	17,709	17,545
	Williams Cos. Inc.	5.400%	3/2/26	19,685	19,879
	Williams Cos. Inc.	3.750%	6/15/27	23,311	22,828
	Williams Cos. Inc.	5.300%	8/15/28	17,205	17,654
	Williams Cos. Inc.	4.900%	3/15/29	20,275	20,506
					2,122,473
Financials (40.1%)
[2]	Aegon Ltd.	5.500%	4/11/48	13,115	12,922
	AerCap Ireland Capital DAC	4.450%	10/1/25	6,517	6,481
	AerCap Ireland Capital DAC	1.750%	1/30/26	10,082	9,655
	AerCap Ireland Capital DAC	4.450%	4/3/26	7,636	7,585
	AerCap Ireland Capital DAC	2.450%	10/29/26	80,238	76,503
	AerCap Ireland Capital DAC	6.100%	1/15/27	3,496	3,600
	AerCap Ireland Capital DAC	6.450%	4/15/27	12,808	13,337
	AerCap Ireland Capital DAC	3.650%	7/21/27	23,413	22,782
	AerCap Ireland Capital DAC	3.875%	1/23/28	10,195	9,934
	AerCap Ireland Capital DAC	5.750%	6/6/28	15,057	15,581

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AerCap Ireland Capital DAC	3.000%	10/29/28	75,600	70,758
	AerCap Ireland Capital DAC	5.100%	1/19/29	15,369	15,591
	Aflac Inc.	1.125%	3/15/26	12,139	11,536
[2]	Air Lease Corp.	2.875%	1/15/26	24,653	23,988
[2]	Air Lease Corp.	3.750%	6/1/26	13,216	12,983
[2]	Air Lease Corp.	5.300%	6/25/26	6,545	6,622
	Air Lease Corp.	1.875%	8/15/26	25,431	24,096
	Air Lease Corp.	2.200%	1/15/27	11,726	11,086
	Air Lease Corp.	3.625%	4/1/27	7,078	6,906
	Air Lease Corp.	3.625%	12/1/27	8,077	7,825
	Air Lease Corp.	5.850%	12/15/27	9,964	10,320
	Air Lease Corp.	5.300%	2/1/28	12,373	12,619
	Air Lease Corp.	2.100%	9/1/28	11,117	10,058
	Air Lease Corp.	4.625%	10/1/28	4,870	4,846
	Air Lease Corp.	5.100%	3/1/29	7,020	7,135
	Aircastle Ltd.	4.250%	6/15/26	13,901	13,708
	Allstate Corp.	0.750%	12/15/25	11,086	10,555
	Allstate Corp.	3.280%	12/15/26	9,001	8,780
	Allstate Corp.	5.050%	6/24/29	7,386	7,558
	Ally Financial Inc.	4.750%	6/9/27	11,649	11,605
	Ally Financial Inc.	7.100%	11/15/27	12,400	13,176
	Ally Financial Inc.	2.200%	11/2/28	14,249	12,796
	Ally Financial Inc.	6.992%	6/13/29	11,499	12,200
	Ally Financial Inc.	6.848%	1/3/30	10,351	10,951
	American Express Co.	4.200%	11/6/25	7,089	7,060
	American Express Co.	4.990%	5/1/26	10,620	10,610
	American Express Co.	3.125%	5/20/26	11,758	11,482
	American Express Co.	6.338%	10/30/26	8,537	8,683
	American Express Co.	1.650%	11/4/26	27,961	26,352
	American Express Co.	2.550%	3/4/27	39,048	37,367
	American Express Co.	5.645%	4/23/27	45,945	46,653
	American Express Co.	3.300%	5/3/27	48,365	47,078
	American Express Co.	5.389%	7/28/27	19,114	19,434
	American Express Co.	5.850%	11/5/27	14,633	15,299
	American Express Co.	5.098%	2/16/28	19,118	19,368
	American Express Co.	5.043%	7/26/28	15,860	16,085
	American Express Co.	4.050%	5/3/29	12,838	12,782
	American Express Co.	5.282%	7/27/29	24,474	25,135
	American Express Co.	5.532%	4/25/30	20,786	21,591
[2]	American Express Credit Corp.	3.300%	5/3/27	2,502	2,450
	American International Group Inc.	4.200%	4/1/28	2,382	2,349
[2]	American International Group Inc.	5.750%	4/1/48	11,580	11,486
	American National Group Inc.	5.000%	6/15/27	7,288	7,277
	Ameriprise Financial Inc.	2.875%	9/15/26	10,322	10,020
	Ameriprise Financial Inc.	5.700%	12/15/28	7,819	8,222
[2]	Aon Corp.	8.205%	1/1/27	4,871	5,228
	Aon Corp.	2.850%	5/28/27	8,145	7,828
	Aon Corp.	3.750%	5/2/29	13,445	13,023
	Aon Global Ltd.	3.875%	12/15/25	13,190	13,083
	Aon North America Inc.	5.125%	3/1/27	6,775	6,900
	Aon North America Inc.	5.150%	3/1/29	22,169	22,706
[3]	Apollo Debt Solutions BDC	6.900%	4/13/29	10,560	10,918
	Arch Capital Finance LLC	4.011%	12/15/26	8,203	8,092
	Ares Capital Corp.	3.875%	1/15/26	18,720	18,359
	Ares Capital Corp.	2.150%	7/15/26	24,091	22,730
	Ares Capital Corp.	2.875%	6/15/27	6,953	6,525
	Ares Capital Corp.	2.875%	6/15/28	21,946	20,073
	Ares Capital Corp.	5.875%	3/1/29	20,112	20,445
	Ares Capital Corp.	5.950%	7/15/29	13,450	13,712
	Ares Management Corp.	6.375%	11/10/28	7,364	7,861
[3]	Ares Strategic Income Fund	6.350%	8/15/29	11,535	11,667
	Associated Banc-Corp.	6.455%	8/29/30	1,450	1,459
	Assurant Inc.	4.900%	3/27/28	4,326	4,330
	Assured Guaranty US Holdings Inc.	6.125%	9/15/28	6,070	6,399
[3]	Athene Global Funding	5.620%	5/8/26	5,770	5,844
[3]	Athene Global Funding	5.583%	1/9/29	7,550	7,763
	Athene Holding Ltd.	4.125%	1/12/28	20,476	20,071
	Australia & New Zealand Banking Group Ltd.	5.375%	7/3/25	15,045	15,133
	Australia & New Zealand Banking Group Ltd.	5.671%	10/3/25	10,136	10,259
[2]	Australia & New Zealand Banking Group Ltd.	3.700%	11/16/25	10,221	10,129

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	19,558	19,699
	Australia & New Zealand Banking Group Ltd.	5.000%	3/18/26	20,625	20,805
[2]	Australia & New Zealand Banking Group Ltd.	4.750%	1/18/27	8,447	8,536
	Australia & New Zealand Banking Group Ltd.	4.900%	7/16/27	11,500	11,707
	AXIS Specialty Finance plc	4.000%	12/6/27	5,080	4,961
	Bain Capital Specialty Finance Inc.	2.950%	3/10/26	4,986	4,788
	Bain Capital Specialty Finance Inc.	2.550%	10/13/26	4,938	4,637
	Banco Bilbao Vizcaya Argentaria SA	1.125%	9/18/25	7,795	7,499
	Banco Bilbao Vizcaya Argentaria SA	5.862%	9/14/26	15,004	15,114
	Banco Bilbao Vizcaya Argentaria SA	6.138%	9/14/28	13,430	13,958
	Banco Bilbao Vizcaya Argentaria SA	5.381%	3/13/29	17,550	18,097
	Banco Santander SA	5.179%	11/19/25	8,606	8,601
	Banco Santander SA	1.849%	3/25/26	19,410	18,545
	Banco Santander SA	4.250%	4/11/27	24,358	24,071
	Banco Santander SA	5.294%	8/18/27	36,850	37,487
	Banco Santander SA	1.722%	9/14/27	26,152	24,543
	Banco Santander SA	6.527%	11/7/27	13,725	14,230
	Banco Santander SA	3.800%	2/23/28	14,612	14,178
	Banco Santander SA	5.552%	3/14/28	8,420	8,548
	Banco Santander SA	4.175%	3/24/28	35,139	34,562
	Banco Santander SA	4.379%	4/12/28	15,960	15,767
[2]	Banco Santander SA	5.365%	7/15/28	21,010	21,372
	Banco Santander SA	5.588%	8/8/28	22,541	23,321
	Banco Santander SA	6.607%	11/7/28	10,681	11,515
	Banco Santander SA	3.306%	6/27/29	22,815	21,573
	Banco Santander SA	5.538%	3/14/30	18,720	19,201
[2]	Bank of America Corp.	4.450%	3/3/26	50,239	50,072
[2]	Bank of America Corp.	3.500%	4/19/26	62,849	61,888
[2]	Bank of America Corp.	1.319%	6/19/26	39,274	38,121
	Bank of America Corp.	6.220%	9/15/26	4,172	4,307
[2]	Bank of America Corp.	4.250%	10/22/26	26,088	25,935
[2]	Bank of America Corp.	1.197%	10/24/26	37,006	35,503
	Bank of America Corp.	5.080%	1/20/27	38,639	38,811
[2]	Bank of America Corp.	1.658%	3/11/27	62,867	60,041
[2]	Bank of America Corp.	3.559%	4/23/27	50,681	49,802
	Bank of America Corp.	1.734%	7/22/27	102,757	97,492
	Bank of America Corp.	5.933%	9/15/27	15,847	16,250
[2]	Bank of America Corp.	3.248%	10/21/27	24,645	23,890
[2]	Bank of America Corp.	4.183%	11/25/27	40,079	39,699
[2]	Bank of America Corp.	3.824%	1/20/28	28,238	27,741
[2]	Bank of America Corp.	2.551%	2/4/28	26,445	25,219
[2]	Bank of America Corp.	3.705%	4/24/28	15,933	15,583
	Bank of America Corp.	4.376%	4/27/28	39,053	38,826
[2]	Bank of America Corp.	3.593%	7/21/28	42,292	41,177
[2]	Bank of America Corp.	4.948%	7/22/28	67,398	68,090
	Bank of America Corp.	6.204%	11/10/28	32,627	34,188
[2]	Bank of America Corp.	3.419%	12/20/28	100,626	96,987
[2]	Bank of America Corp.	3.970%	3/5/29	44,345	43,427
	Bank of America Corp.	5.202%	4/25/29	61,302	62,600
[2]	Bank of America Corp.	2.087%	6/14/29	47,223	43,228
[2]	Bank of America Corp.	4.271%	7/23/29	46,937	46,432
	Bank of America Corp.	5.819%	9/15/29	49,906	52,121
[2]	Bank of America Corp.	3.974%	2/7/30	35,619	34,650
	Bank of America NA	5.526%	8/18/26	30,525	31,227
	Bank of Montreal	5.920%	9/25/25	9,805	9,928
	Bank of Montreal	5.300%	6/5/26	20,456	20,743
[2]	Bank of Montreal	1.250%	9/15/26	11,373	10,657
	Bank of Montreal	5.266%	12/11/26	16,442	16,732
[2]	Bank of Montreal	0.949%	1/22/27	9,379	8,914
[2]	Bank of Montreal	2.650%	3/8/27	29,068	27,913
[2]	Bank of Montreal	4.700%	9/14/27	18,315	18,487
	Bank of Montreal	5.203%	2/1/28	23,648	24,186
	Bank of Montreal	5.717%	9/25/28	27,708	28,917
[2]	Bank of Montreal	3.803%	12/15/32	13,033	12,557
[2]	Bank of New York Mellon Corp.	3.950%	11/18/25	3,817	3,790
[2]	Bank of New York Mellon Corp.	0.750%	1/28/26	5,631	5,351
[2]	Bank of New York Mellon Corp.	2.800%	5/4/26	21,439	20,887
[2]	Bank of New York Mellon Corp.	5.148%	5/22/26	15,291	15,320
[2]	Bank of New York Mellon Corp.	2.450%	8/17/26	19,918	19,208
[2]	Bank of New York Mellon Corp.	1.050%	10/15/26	4,014	3,752

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Bank of New York Mellon Corp.	2.050%	1/26/27	9,703	9,231
	Bank of New York Mellon Corp.	4.947%	4/26/27	19,643	19,752
[2]	Bank of New York Mellon Corp.	3.250%	5/16/27	28,927	28,172
[2]	Bank of New York Mellon Corp.	3.400%	1/29/28	5,655	5,482
[2]	Bank of New York Mellon Corp.	3.442%	2/7/28	32,779	31,988
[2]	Bank of New York Mellon Corp.	3.850%	4/28/28	6,298	6,223
[2]	Bank of New York Mellon Corp.	3.992%	6/13/28	10,628	10,493
[2]	Bank of New York Mellon Corp.	1.650%	7/14/28	9,833	8,941
	Bank of New York Mellon Corp.	4.890%	7/21/28	17,650	17,837
[2]	Bank of New York Mellon Corp.	5.802%	10/25/28	14,613	15,221
[2]	Bank of New York Mellon Corp.	3.000%	10/30/28	10,460	9,885
[2]	Bank of New York Mellon Corp.	1.900%	1/25/29	5,270	4,785
	Bank of New York Mellon Corp.	4.543%	2/1/29	15,892	15,971
[2]	Bank of New York Mellon Corp.	3.850%	4/26/29	411	404
[2]	Bank of New York Mellon Corp.	6.317%	10/25/29	4,391	4,686
[2]	Bank of New York Mellon Corp.	4.975%	3/14/30	25,705	26,262
	Bank of Nova Scotia	4.500%	12/16/25	21,758	21,632
	Bank of Nova Scotia	4.750%	2/2/26	15,217	15,247
	Bank of Nova Scotia	1.050%	3/2/26	9,617	9,136
	Bank of Nova Scotia	1.350%	6/24/26	19,715	18,665
	Bank of Nova Scotia	2.700%	8/3/26	29,057	28,121
	Bank of Nova Scotia	1.300%	9/15/26	12,700	11,937
	Bank of Nova Scotia	1.950%	2/2/27	13,195	12,468
	Bank of Nova Scotia	2.951%	3/11/27	6,403	6,190
[2]	Bank of Nova Scotia	5.400%	6/4/27	8,855	9,075
	Bank of Nova Scotia	5.250%	6/12/28	10,793	11,096
[2]	Bank of Nova Scotia	5.450%	8/1/29	3,940	4,086
	Bank OZK	2.750%	10/1/31	1,970	1,578
	BankUnited Inc.	4.875%	11/17/25	3,571	3,543
	Barclays plc	4.375%	1/12/26	54,176	53,861
[2]	Barclays plc	2.852%	5/7/26	43,843	43,109
	Barclays plc	5.200%	5/12/26	32,150	32,235
	Barclays plc	7.325%	11/2/26	11,928	12,229
	Barclays plc	5.829%	5/9/27	29,253	29,677
	Barclays plc	6.496%	9/13/27	4,845	5,001
	Barclays plc	2.279%	11/24/27	21,417	20,270
	Barclays plc	4.337%	1/10/28	10,364	10,193
	Barclays plc	5.674%	3/12/28	8,592	8,767
	Barclays plc	4.836%	5/9/28	45,263	44,878
	Barclays plc	5.501%	8/9/28	27,895	28,439
	Barclays plc	7.385%	11/2/28	31,027	33,333
[2]	Barclays plc	4.972%	5/16/29	24,419	24,497
	Barclays plc	6.490%	9/13/29	30,260	32,018
	Barclays plc	5.690%	3/12/30	33,127	34,136
[2]	Barclays plc	5.088%	6/20/30	15,125	15,058
	Barings BDC Inc.	7.000%	2/15/29	4,296	4,448
	Berkshire Hathaway Finance Corp.	2.300%	3/15/27	10,290	9,869
	Berkshire Hathaway Inc.	3.125%	3/15/26	45,699	45,054
	BGC Group Inc.	8.000%	5/25/28	7,960	8,581
[3]	BGC Group Inc.	6.600%	6/10/29	5,180	5,320
	BlackRock Funding Inc.	4.600%	7/26/27	11,140	11,299
	BlackRock Funding Inc.	4.700%	3/14/29	10,373	10,605
	BlackRock Inc.	3.200%	3/15/27	8,730	8,542
	BlackRock Inc.	3.250%	4/30/29	16,289	15,698
	BlackRock TCP Capital Corp.	2.850%	2/9/26	1,792	1,719
	BlackRock TCP Capital Corp.	6.950%	5/30/29	3,741	3,798
	Blackstone Private Credit Fund	7.050%	9/29/25	12,117	12,312
	Blackstone Private Credit Fund	2.625%	12/15/26	19,675	18,471
	Blackstone Private Credit Fund	3.250%	3/15/27	13,163	12,471
[3]	Blackstone Private Credit Fund	7.300%	11/27/28	7,920	8,400
	Blackstone Private Credit Fund	4.000%	1/15/29	11,090	10,474
[3]	Blackstone Private Credit Fund	5.950%	7/16/29	8,000	8,062
	Blackstone Secured Lending Fund	3.625%	1/15/26	12,510	12,200
	Blackstone Secured Lending Fund	2.750%	9/16/26	11,613	11,023
	Blackstone Secured Lending Fund	2.125%	2/15/27	10,077	9,333
	Blackstone Secured Lending Fund	5.875%	11/15/27	6,575	6,651
	Blackstone Secured Lending Fund	2.850%	9/30/28	9,835	8,913
	Blue Owl Capital Corp.	4.250%	1/15/26	9,355	9,228
	Blue Owl Capital Corp.	3.400%	7/15/26	21,389	20,602
	Blue Owl Capital Corp.	2.625%	1/15/27	7,766	7,296

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Blue Owl Capital Corp.	2.875%	6/11/28	13,023	11,897
	Blue Owl Capital Corp.	5.950%	3/15/29	6,198	6,315
[3]	Blue Owl Capital Corp. II	8.450%	11/15/26	5,475	5,738
[2]	Blue Owl Capital Corp. III	3.125%	4/13/27	4,519	4,229
[2]	Blue Owl Credit Income Corp.	3.125%	9/23/26	5,808	5,511
[2]	Blue Owl Credit Income Corp.	4.700%	2/8/27	8,201	8,005
[2]	Blue Owl Credit Income Corp.	7.750%	9/16/27	11,506	12,111
	Blue Owl Credit Income Corp.	7.950%	6/13/28	9,280	9,901
	Blue Owl Credit Income Corp.	7.750%	1/15/29	8,764	9,339
	Blue Owl Technology Finance Corp.	2.500%	1/15/27	4,756	4,409
[3]	Blue Owl Technology Finance Corp. II	6.750%	4/4/29	13,135	13,038
[3]	BNP Paribas SA	2.819%	11/19/25	1,110	1,103
[2]	BPCE SA	3.375%	12/2/26	9,985	9,760
	Brighthouse Financial Inc.	3.700%	6/22/27	8,534	8,261
	Brookfield Finance Inc.	4.250%	6/2/26	9,118	9,045
	Brookfield Finance Inc.	3.900%	1/25/28	16,832	16,452
	Brookfield Finance Inc.	4.850%	3/29/29	17,035	17,230
	Brown & Brown Inc.	4.500%	3/15/29	5,307	5,276
	Canadian Imperial Bank of Commerce	0.950%	10/23/25	1,680	1,613
	Canadian Imperial Bank of Commerce	1.250%	6/22/26	11,869	11,219
	Canadian Imperial Bank of Commerce	5.615%	7/17/26	4,203	4,280
	Canadian Imperial Bank of Commerce	5.926%	10/2/26	16,593	17,062
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	20,637	20,121
	Canadian Imperial Bank of Commerce	5.237%	6/28/27	9,595	9,799
	Canadian Imperial Bank of Commerce	5.001%	4/28/28	31,491	32,051
	Canadian Imperial Bank of Commerce	5.986%	10/3/28	8,998	9,479
	Canadian Imperial Bank of Commerce	5.260%	4/8/29	21,105	21,682
	Capital One Financial Corp.	4.200%	10/29/25	23,536	23,282
	Capital One Financial Corp.	3.750%	7/28/26	28,180	27,620
	Capital One Financial Corp.	3.750%	3/9/27	31,909	31,254
	Capital One Financial Corp.	3.650%	5/11/27	37,248	36,345
	Capital One Financial Corp.	7.149%	10/29/27	5,247	5,502
	Capital One Financial Corp.	1.878%	11/2/27	31,451	29,614
	Capital One Financial Corp.	4.927%	5/10/28	27,564	27,700
	Capital One Financial Corp.	5.468%	2/1/29	29,947	30,472
	Capital One Financial Corp.	6.312%	6/8/29	19,040	19,919
	Capital One Financial Corp.	5.700%	2/1/30	16,390	16,880
	Capital One Financial Corp.	3.273%	3/1/30	29,866	27,828
	Capital One Financial Corp.	5.463%	7/26/30	15,784	16,060
	Cboe Global Markets Inc.	3.650%	1/12/27	10,573	10,391
	Charles Schwab Corp.	3.450%	2/13/26	10,922	10,747
	Charles Schwab Corp.	0.900%	3/11/26	18,679	17,659
	Charles Schwab Corp.	1.150%	5/13/26	24,919	23,548
	Charles Schwab Corp.	3.200%	3/2/27	8,628	8,371
	Charles Schwab Corp.	2.450%	3/3/27	34,671	33,024
	Charles Schwab Corp.	3.300%	4/1/27	12,393	12,039
	Charles Schwab Corp.	3.200%	1/25/28	24,658	23,700
	Charles Schwab Corp.	2.000%	3/20/28	19,952	18,394
	Charles Schwab Corp.	4.000%	2/1/29	2,607	2,565
	Charles Schwab Corp.	5.643%	5/19/29	19,982	20,674
	Charles Schwab Corp.	3.250%	5/22/29	16,072	15,287
	Charles Schwab Corp.	6.196%	11/17/29	18,119	19,201
	Chubb INA Holdings LLC	3.350%	5/3/26	32,987	32,403
	Chubb INA Holdings LLC	4.650%	8/15/29	11,000	11,168
[2]	Cincinnati Financial Corp.	6.920%	5/15/28	5,915	6,404
	Citibank NA	5.864%	9/29/25	25,339	25,657
[2]	Citibank NA	5.438%	4/30/26	45,665	46,325
	Citibank NA	4.929%	8/6/26	17,235	17,382
[2]	Citibank NA	5.488%	12/4/26	22,273	22,766
	Citibank NA	5.803%	9/29/28	40,946	42,971
	Citibank NA	4.838%	8/6/29	18,370	18,641
	Citigroup Inc.	5.500%	9/13/25	18,553	18,643
	Citigroup Inc.	3.700%	1/12/26	35,394	34,957
	Citigroup Inc.	4.600%	3/9/26	30,498	30,420
[2]	Citigroup Inc.	3.106%	4/8/26	25	25
	Citigroup Inc.	3.400%	5/1/26	28,048	27,543
	Citigroup Inc.	5.610%	9/29/26	42,748	43,058
	Citigroup Inc.	3.200%	10/21/26	57,163	55,627
	Citigroup Inc.	4.300%	11/20/26	8,427	8,373
	Citigroup Inc.	1.122%	1/28/27	31,922	30,323

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	1.462%	6/9/27	36,428	34,459
	Citigroup Inc.	4.450%	9/29/27	69,727	69,346
[2]	Citigroup Inc.	3.887%	1/10/28	35,037	34,470
	Citigroup Inc.	6.625%	1/15/28	50	53
[2]	Citigroup Inc.	3.070%	2/24/28	63,092	60,880
	Citigroup Inc.	4.658%	5/24/28	24,856	24,929
[2]	Citigroup Inc.	3.668%	7/24/28	48,630	47,415
	Citigroup Inc.	4.125%	7/25/28	30,550	30,043
[2]	Citigroup Inc.	3.520%	10/27/28	26,266	25,448
[2]	Citigroup Inc.	4.075%	4/23/29	32,321	31,780
	Citigroup Inc.	5.174%	2/13/30	45,066	45,924
[2]	Citigroup Inc.	3.980%	3/20/30	39,862	38,679
[2]	Citizens Bank NA	3.750%	2/18/26	4,284	4,205
	Citizens Bank NA	4.575%	8/9/28	11,035	10,950
	Citizens Financial Group Inc.	4.300%	12/3/25	874	865
	Citizens Financial Group Inc.	2.850%	7/27/26	10,998	10,577
	Citizens Financial Group Inc.	5.841%	1/23/30	17,215	17,687
	Citizens Financial Group Inc.	4.300%	2/11/31	2,041	1,831
	CME Group Inc.	3.750%	6/15/28	9,045	8,931
	CNA Financial Corp.	4.500%	3/1/26	8,034	8,008
	CNA Financial Corp.	3.450%	8/15/27	7,732	7,521
	CNA Financial Corp.	3.900%	5/1/29	7,870	7,651
	CNO Financial Group Inc.	5.250%	5/30/29	8,110	8,128
	Comerica Inc.	4.000%	2/1/29	2,962	2,830
	Comerica Inc.	5.982%	1/30/30	18,915	19,254
	Commonwealth Bank of Australia	5.499%	9/12/25	13,460	13,592
	Cooperatieve Rabobank UA	4.850%	1/9/26	17,097	17,172
[2]	Cooperatieve Rabobank UA	3.750%	7/21/26	31,826	31,154
	Cooperatieve Rabobank UA	5.500%	10/5/26	14,459	14,773
	Cooperatieve Rabobank UA	4.800%	1/9/29	8,350	8,486
	Corebridge Financial Inc.	3.650%	4/5/27	34,434	33,723
	Corebridge Financial Inc.	3.850%	4/5/29	22,504	21,750
	Corebridge Financial Inc.	6.875%	12/15/52	7,951	8,131
	Deutsche Bank AG	4.100%	1/13/26	1,981	1,968
[2]	Deutsche Bank AG	4.100%	1/13/26	9,693	9,574
	Deutsche Bank AG	1.686%	3/19/26	13,970	13,376
	Deutsche Bank AG	6.119%	7/14/26	26,307	26,466
	Deutsche Bank AG	2.129%	11/24/26	14,747	14,207
	Deutsche Bank AG	7.146%	7/13/27	21,832	22,653
	Deutsche Bank AG	5.371%	9/9/27	6,824	6,999
	Deutsche Bank AG	2.311%	11/16/27	31,303	29,492
	Deutsche Bank AG	2.552%	1/7/28	22,066	20,858
	Deutsche Bank AG	5.706%	2/8/28	11,434	11,620
	Deutsche Bank AG	6.720%	1/18/29	28,413	29,909
	Deutsche Bank AG	5.414%	5/10/29	18,181	18,736
	Deutsche Bank AG	6.819%	11/20/29	20,975	22,326
	Deutsche Bank AG	4.875%	12/1/32	17,914	17,442
[2]	Discover Bank	4.250%	3/13/26	2,354	2,330
[2]	Discover Bank	3.450%	7/27/26	24,368	23,684
[2]	Discover Bank	4.650%	9/13/28	15,273	15,219
	Discover Financial Services	4.500%	1/30/26	11,980	11,914
	Discover Financial Services	4.100%	2/9/27	19,336	18,998
	Eaton Vance Corp.	3.500%	4/6/27	2,430	2,375
	Enact Holdings Inc.	6.250%	5/28/29	11,025	11,374
	Enstar Finance LLC	5.750%	9/1/40	187	183
	Enstar Finance LLC	5.500%	1/15/42	10,059	9,256
	Enstar Group Ltd.	4.950%	6/1/29	8,244	8,165
	Equitable Holdings Inc.	4.350%	4/20/28	29,114	28,749
	Essent Group Ltd.	6.250%	7/1/29	8,910	9,231
	F&G Annuities & Life Inc.	7.400%	1/13/28	7,327	7,689
	F&G Annuities & Life Inc.	6.500%	6/4/29	8,095	8,260
	Fairfax Financial Holdings Ltd.	4.850%	4/17/28	10,010	10,063
	Fidelity National Financial Inc.	4.500%	8/15/28	3,673	3,649
	Fifth Third Bancorp	2.550%	5/5/27	16,597	15,750
	Fifth Third Bancorp	1.707%	11/1/27	8,156	7,639
	Fifth Third Bancorp	3.950%	3/14/28	2,775	2,722
	Fifth Third Bancorp	4.055%	4/25/28	3,828	3,748
	Fifth Third Bancorp	6.361%	10/27/28	25,384	26,546
	Fifth Third Bancorp	6.339%	7/27/29	19,641	20,669
	Fifth Third Bancorp	4.772%	7/28/30	17,289	17,188

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Fifth Third Bank NA	3.850%	3/15/26	11,164	10,969
[2]	Fifth Third Bank NA	2.250%	2/1/27	8,867	8,388
	First-Citizens Bank & Trust Co.	6.125%	3/9/28	7,635	7,912
[3]	Franklin BSP Capital Corp.	7.200%	6/15/29	5,100	5,197
	FS KKR Capital Corp.	3.400%	1/15/26	25,211	24,484
	FS KKR Capital Corp.	2.625%	1/15/27	6,364	5,936
	FS KKR Capital Corp.	3.125%	10/12/28	9,017	8,089
	FS KKR Capital Corp.	7.875%	1/15/29	4,326	4,612
	FS KKR Capital Corp.	6.875%	8/15/29	8,659	8,903
	GATX Corp.	3.250%	9/15/26	5,582	5,413
	GATX Corp.	5.400%	3/15/27	5,825	5,930
	GATX Corp.	3.850%	3/30/27	3,770	3,696
	GATX Corp.	3.500%	3/15/28	481	461
	GATX Corp.	4.550%	11/7/28	7,064	7,074
	GATX Corp.	4.700%	4/1/29	8,410	8,415
	Global Payments Inc.	1.200%	3/1/26	25,108	23,815
	Global Payments Inc.	4.800%	4/1/26	22,012	21,964
	Global Payments Inc.	2.150%	1/15/27	13,550	12,830
	Global Payments Inc.	4.950%	8/15/27	6,376	6,447
	Global Payments Inc.	3.200%	8/15/29	8,056	7,470
	Globe Life Inc.	4.550%	9/15/28	9,776	9,667
[2]	Goldman Sachs Bank USA	5.283%	3/18/27	42,026	42,371
	Goldman Sachs Bank USA	5.414%	5/21/27	40,003	40,464
	Goldman Sachs BDC Inc.	2.875%	1/15/26	4,980	4,846
	Goldman Sachs BDC Inc.	6.375%	3/11/27	6,408	6,592
	Goldman Sachs Group Inc.	3.750%	5/22/25	34,070	33,749
	Goldman Sachs Group Inc.	4.250%	10/21/25	31,242	31,019
	Goldman Sachs Group Inc.	3.750%	2/25/26	28,586	28,259
	Goldman Sachs Group Inc.	3.500%	11/16/26	47,819	46,776
[2]	Goldman Sachs Group Inc.	1.093%	12/9/26	31,796	30,269
	Goldman Sachs Group Inc.	5.950%	1/15/27	12,129	12,493
	Goldman Sachs Group Inc.	3.850%	1/26/27	50,821	50,111
	Goldman Sachs Group Inc.	1.431%	3/9/27	41,647	39,564
	Goldman Sachs Group Inc.	4.387%	6/15/27	13,718	13,651
	Goldman Sachs Group Inc.	1.542%	9/10/27	37,860	35,542
	Goldman Sachs Group Inc.	1.948%	10/21/27	74,259	70,132
	Goldman Sachs Group Inc.	2.640%	2/24/28	59,895	57,147
	Goldman Sachs Group Inc.	3.615%	3/15/28	51,796	50,576
[2]	Goldman Sachs Group Inc.	3.691%	6/5/28	32,288	31,520
	Goldman Sachs Group Inc.	4.482%	8/23/28	41,239	41,143
[2]	Goldman Sachs Group Inc.	3.814%	4/23/29	34,025	33,060
[2]	Goldman Sachs Group Inc.	4.223%	5/1/29	44,885	44,260
	Goldman Sachs Group Inc.	6.484%	10/24/29	34,291	36,591
	Goldman Sachs Group Inc.	5.727%	4/25/30	52,457	54,655
	Goldman Sachs Group Inc.	5.049%	7/23/30	40,410	41,037
	Golub Capital BDC Inc.	2.500%	8/24/26	13,444	12,659
	Golub Capital BDC Inc.	2.050%	2/15/27	4,550	4,187
	Golub Capital BDC Inc.	7.050%	12/5/28	8,100	8,527
	Golub Capital BDC Inc.	6.000%	7/15/29	9,208	9,291
	Hanover Insurance Group Inc.	4.500%	4/15/26	2,874	2,863
	Hercules Capital Inc.	2.625%	9/16/26	4,824	4,537
	Horace Mann Educators Corp.	7.250%	9/15/28	3,750	4,048
[3]	HPS Corporate Lending Fund	6.750%	1/30/29	6,652	6,886
	HSBC Holdings plc	4.300%	3/8/26	38,774	38,553
	HSBC Holdings plc	3.900%	5/25/26	26,612	26,305
[2]	HSBC Holdings plc	2.099%	6/4/26	24,934	24,353
[2]	HSBC Holdings plc	4.292%	9/12/26	50,355	49,977
	HSBC Holdings plc	7.336%	11/3/26	26,592	27,316
	HSBC Holdings plc	4.375%	11/23/26	24,251	24,004
	HSBC Holdings plc	1.589%	5/24/27	19,566	18,566
	HSBC Holdings plc	5.887%	8/14/27	36,275	37,063
	HSBC Holdings plc	2.251%	11/22/27	27,421	25,984
[2]	HSBC Holdings plc	4.041%	3/13/28	47,897	47,056
	HSBC Holdings plc	5.597%	5/17/28	27,338	27,921
	HSBC Holdings plc	4.755%	6/9/28	32,803	32,800
	HSBC Holdings plc	5.210%	8/11/28	33,725	34,194
[2]	HSBC Holdings plc	2.013%	9/22/28	24,970	23,033
	HSBC Holdings plc	7.390%	11/3/28	36,192	38,949
	HSBC Holdings plc	6.161%	3/9/29	29,061	30,367
[2]	HSBC Holdings plc	4.583%	6/19/29	48,814	48,419

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	2.206%	8/17/29	44,808	40,631
	HSBC Holdings plc	5.546%	3/4/30	14,520	14,927
[2]	HSBC Holdings plc	3.973%	5/22/30	49,355	47,567
	HSBC USA Inc.	5.294%	3/4/27	20,835	21,221
	Huntington Bancshares Inc.	4.443%	8/4/28	18,166	18,113
	Huntington Bancshares Inc.	6.208%	8/21/29	20,481	21,501
	Huntington National Bank	4.552%	5/17/28	13,552	13,450
	ING Groep NV	3.950%	3/29/27	34,516	34,010
	ING Groep NV	1.726%	4/1/27	9,404	8,963
	ING Groep NV	4.017%	3/28/28	18,737	18,475
	ING Groep NV	4.550%	10/2/28	21,170	21,145
	ING Groep NV	4.050%	4/9/29	16,214	15,847
	ING Groep NV	5.335%	3/19/30	26,758	27,367
	Intercontinental Exchange Inc.	3.750%	12/1/25	23,053	22,822
	Intercontinental Exchange Inc.	3.100%	9/15/27	8,214	7,927
	Intercontinental Exchange Inc.	4.000%	9/15/27	24,727	24,516
[3]	Intercontinental Exchange Inc.	3.625%	9/1/28	32,625	31,599
	Intercontinental Exchange Inc.	3.750%	9/21/28	4,310	4,212
	Intercontinental Exchange Inc.	4.350%	6/15/29	10,425	10,404
	Invesco Finance plc	3.750%	1/15/26	6,656	6,577
	Jefferies Financial Group Inc.	4.850%	1/15/27	12,118	12,144
	Jefferies Financial Group Inc.	6.450%	6/8/27	3,659	3,830
	Jefferies Financial Group Inc.	5.875%	7/21/28	21,176	21,934
	JPMorgan Chase & Co.	3.300%	4/1/26	36,643	35,995
	JPMorgan Chase & Co.	3.200%	6/15/26	32,713	32,010
	JPMorgan Chase & Co.	2.950%	10/1/26	50,897	49,486
	JPMorgan Chase & Co.	7.625%	10/15/26	5,434	5,773
	JPMorgan Chase & Co.	1.045%	11/19/26	42,957	41,054
	JPMorgan Chase & Co.	4.125%	12/15/26	47,227	46,915
[2]	JPMorgan Chase & Co.	3.960%	1/29/27	21,253	21,029
	JPMorgan Chase & Co.	1.040%	2/4/27	25,236	23,981
	JPMorgan Chase & Co.	1.578%	4/22/27	58,311	55,494
	JPMorgan Chase & Co.	8.000%	4/29/27	7,552	8,279
	JPMorgan Chase & Co.	1.470%	9/22/27	42,527	39,931
	JPMorgan Chase & Co.	4.250%	10/1/27	23,955	23,913
	JPMorgan Chase & Co.	6.070%	10/22/27	17,725	18,301
	JPMorgan Chase & Co.	3.625%	12/1/27	3,745	3,661
	JPMorgan Chase & Co.	5.040%	1/23/28	40,096	40,561
[2]	JPMorgan Chase & Co.	3.782%	2/1/28	41,787	41,068
	JPMorgan Chase & Co.	2.947%	2/24/28	24,922	23,997
	JPMorgan Chase & Co.	5.571%	4/22/28	44,077	45,188
	JPMorgan Chase & Co.	4.323%	4/26/28	55,464	55,188
[2]	JPMorgan Chase & Co.	3.540%	5/1/28	54,528	53,180
[2]	JPMorgan Chase & Co.	2.182%	6/1/28	10,741	10,099
	JPMorgan Chase & Co.	4.979%	7/22/28	33,603	34,024
	JPMorgan Chase & Co.	4.851%	7/25/28	68,966	69,586
[2]	JPMorgan Chase & Co.	3.509%	1/23/29	38,835	37,580
[2]	JPMorgan Chase & Co.	4.005%	4/23/29	43,632	42,819
	JPMorgan Chase & Co.	2.069%	6/1/29	31,054	28,432
[2]	JPMorgan Chase & Co.	4.203%	7/23/29	40,408	39,887
	JPMorgan Chase & Co.	5.299%	7/24/29	41,428	42,527
	JPMorgan Chase & Co.	6.087%	10/23/29	40,778	43,089
[2]	JPMorgan Chase & Co.	4.452%	12/5/29	19,736	19,657
	JPMorgan Chase & Co.	5.012%	1/23/30	56,782	57,724
	JPMorgan Chase & Co.	5.581%	4/22/30	52,025	54,168
[2]	JPMorgan Chase & Co.	3.702%	5/6/30	40,651	39,139
	JPMorgan Chase & Co.	4.565%	6/14/30	21,860	21,855
	JPMorgan Chase & Co.	4.995%	7/22/30	42,974	43,761
	JPMorgan Chase Bank NA	5.110%	12/8/26	35,216	35,799
	KeyBank NA	4.700%	1/26/26	4,416	4,398
[2]	KeyBank NA	3.400%	5/20/26	8,744	8,474
[2]	KeyBank NA	5.850%	11/15/27	18,219	18,738
[2]	KeyBank NA	4.390%	12/14/27	7,429	7,298
[2]	KeyBank NA	6.950%	2/1/28	4,245	4,463
[2]	KeyBank NA	3.900%	4/13/29	5,831	5,474
[2]	KeyCorp	4.150%	10/29/25	5,824	5,772
[2]	KeyCorp	2.250%	4/6/27	18,195	17,085
[2]	KeyCorp	4.100%	4/30/28	15,986	15,585
	Lazard Group LLC	3.625%	3/1/27	6,817	6,649
	Lazard Group LLC	4.500%	9/19/28	8,021	7,924

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Lazard Group LLC	4.375%	3/11/29	9,738	9,542
	Legg Mason Inc.	4.750%	3/15/26	3,008	3,018
	Lincoln National Corp.	3.625%	12/12/26	6,569	6,432
	Lincoln National Corp.	3.800%	3/1/28	6,115	5,943
	Lloyds Banking Group plc	4.582%	12/10/25	31,643	31,402
	Lloyds Banking Group plc	4.650%	3/24/26	15,935	15,835
	Lloyds Banking Group plc	3.750%	1/11/27	19,452	19,084
	Lloyds Banking Group plc	1.627%	5/11/27	16,617	15,761
	Lloyds Banking Group plc	5.462%	1/5/28	17,493	17,775
	Lloyds Banking Group plc	3.750%	3/18/28	16,823	16,446
	Lloyds Banking Group plc	4.375%	3/22/28	34,690	34,405
	Lloyds Banking Group plc	4.550%	8/16/28	10,823	10,792
[2]	Lloyds Banking Group plc	3.574%	11/7/28	22,462	21,702
	Lloyds Banking Group plc	5.871%	3/6/29	31,163	32,296
	Lloyds Banking Group plc	5.721%	6/5/30	22,800	23,651
	Loews Corp.	3.750%	4/1/26	7,879	7,791
	LPL Holdings Inc.	5.700%	5/20/27	7,299	7,440
	LPL Holdings Inc.	6.750%	11/17/28	11,690	12,470
	M&T Bank Corp.	4.553%	8/16/28	10,363	10,331
	M&T Bank Corp.	7.413%	10/30/29	16,316	17,774
	Main Street Capital Corp.	3.000%	7/14/26	9,841	9,393
	Main Street Capital Corp.	6.500%	6/4/27	4,550	4,649
	Main Street Capital Corp.	6.950%	3/1/29	5,245	5,486
	Manufacturers & Traders Trust Co.	5.400%	11/21/25	6,430	6,447
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	15,559	15,462
[2]	Manufacturers & Traders Trust Co.	3.400%	8/17/27	7,785	7,487
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	19,949	19,814
	Manulife Financial Corp.	4.150%	3/4/26	17,351	17,260
	Manulife Financial Corp.	2.484%	5/19/27	8,460	8,067
[2]	Manulife Financial Corp.	4.061%	2/24/32	6,761	6,617
	Markel Group Inc.	3.500%	11/1/27	4,027	3,899
	Marsh & McLennan Cos. Inc.	3.750%	3/14/26	10,874	10,757
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	23,182	23,279
	Mastercard Inc.	2.950%	11/21/26	14,705	14,322
	Mastercard Inc.	3.300%	3/26/27	4,666	4,574
	Mastercard Inc.	4.875%	3/9/28	20,017	20,588
	Mastercard Inc.	2.950%	6/1/29	14,316	13,593
	Mercury General Corp.	4.400%	3/15/27	5,995	5,897
	MetLife Inc.	3.000%	3/1/25	1	1
	MetLife Inc.	3.600%	11/13/25	7,563	7,478
	MGIC Investment Corp.	5.250%	8/15/28	7,145	7,117
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	31,884	31,520
	Mitsubishi UFJ Financial Group Inc.	2.757%	9/13/26	5,516	5,326
	Mitsubishi UFJ Financial Group Inc.	3.677%	2/22/27	15,002	14,736
	Mitsubishi UFJ Financial Group Inc.	1.538%	7/20/27	61,610	58,148
	Mitsubishi UFJ Financial Group Inc.	3.287%	7/25/27	17,458	16,944
	Mitsubishi UFJ Financial Group Inc.	1.640%	10/13/27	5,548	5,216
	Mitsubishi UFJ Financial Group Inc.	2.341%	1/19/28	33,699	31,981
	Mitsubishi UFJ Financial Group Inc.	3.961%	3/2/28	15,742	15,509
	Mitsubishi UFJ Financial Group Inc.	4.080%	4/19/28	7,986	7,887
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	17,993	18,226
	Mitsubishi UFJ Financial Group Inc.	4.050%	9/11/28	11,556	11,414
	Mitsubishi UFJ Financial Group Inc.	5.354%	9/13/28	16,614	16,966
	Mitsubishi UFJ Financial Group Inc.	5.422%	2/22/29	27,254	27,936
	Mitsubishi UFJ Financial Group Inc.	3.741%	3/7/29	15,859	15,426
	Mitsubishi UFJ Financial Group Inc.	5.242%	4/19/29	9,042	9,227
	Mitsubishi UFJ Financial Group Inc.	3.195%	7/18/29	29,241	27,492
	Mitsubishi UFJ Financial Group Inc.	5.258%	4/17/30	16,225	16,625
	Mizuho Financial Group Inc.	2.651%	5/22/26	3,907	3,841
[2]	Mizuho Financial Group Inc.	2.226%	5/25/26	12,162	11,914
	Mizuho Financial Group Inc.	2.839%	9/13/26	14,993	14,494
	Mizuho Financial Group Inc.	3.663%	2/28/27	6,433	6,302
	Mizuho Financial Group Inc.	1.234%	5/22/27	26,732	25,215
	Mizuho Financial Group Inc.	1.554%	7/9/27	12,765	12,055
	Mizuho Financial Group Inc.	4.018%	3/5/28	27,645	27,215
	Mizuho Financial Group Inc.	5.414%	9/13/28	16,451	16,832
	Mizuho Financial Group Inc.	5.667%	5/27/29	12,444	12,849
	Mizuho Financial Group Inc.	5.778%	7/6/29	28,210	29,309
[2]	Mizuho Financial Group Inc.	4.254%	9/11/29	20,745	20,390
	Mizuho Financial Group Inc.	3.261%	5/22/30	12,931	12,128

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mizuho Financial Group Inc.	5.376%	5/26/30	5,050	5,189
[2]	Mizuho Financial Group Inc.	3.153%	7/16/30	11,810	10,979
	Morgan Stanley	5.000%	11/24/25	28,851	28,899
[2]	Morgan Stanley	3.875%	1/27/26	66,022	65,311
[2]	Morgan Stanley	3.125%	7/27/26	59,466	57,974
[2]	Morgan Stanley	6.250%	8/9/26	5,122	5,285
[2]	Morgan Stanley	4.350%	9/8/26	47,342	47,081
	Morgan Stanley	6.138%	10/16/26	5,804	5,879
	Morgan Stanley	0.985%	12/10/26	29,545	28,098
	Morgan Stanley	3.625%	1/20/27	56,811	55,926
	Morgan Stanley	5.050%	1/28/27	22,082	22,209
	Morgan Stanley	3.950%	4/23/27	29,232	28,813
	Morgan Stanley	1.593%	5/4/27	70,248	66,744
[2]	Morgan Stanley	1.512%	7/20/27	55,636	52,474
	Morgan Stanley	2.475%	1/21/28	25,059	23,857
[2]	Morgan Stanley	5.652%	4/13/28	33,905	34,789
	Morgan Stanley	4.210%	4/20/28	28,848	28,576
[2]	Morgan Stanley	3.591%	7/22/28	40,963	39,806
	Morgan Stanley	6.296%	10/18/28	39,810	41,854
[2]	Morgan Stanley	3.772%	1/24/29	41,018	39,998
	Morgan Stanley	5.123%	2/1/29	52,110	52,995
[2]	Morgan Stanley	5.164%	4/20/29	48,080	48,972
	Morgan Stanley	5.449%	7/20/29	33,770	34,812
	Morgan Stanley	6.407%	11/1/29	32,255	34,363
	Morgan Stanley	5.173%	1/16/30	47,574	48,544
[2]	Morgan Stanley	4.431%	1/23/30	40,192	39,938
	Morgan Stanley	5.656%	4/18/30	39,908	41,536
	Morgan Stanley	5.042%	7/19/30	50,555	51,402
[2]	Morgan Stanley Bank NA	4.754%	4/21/26	18,821	18,908
[2]	Morgan Stanley Bank NA	5.882%	10/30/26	26,919	27,717
[2]	Morgan Stanley Bank NA	4.952%	1/14/28	19,125	19,271
[2]	Morgan Stanley Bank NA	5.504%	5/26/28	37,056	38,006
[2]	Morgan Stanley Bank NA	4.968%	7/14/28	24,096	24,408
[3]	Morgan Stanley Direct Lending Fund	6.150%	5/17/29	8,880	8,932
	Nasdaq Inc.	3.850%	6/30/26	11,490	11,371
	Nasdaq Inc.	5.350%	6/28/28	21,267	21,962
	National Australia Bank Ltd.	4.750%	12/10/25	7,494	7,519
	National Australia Bank Ltd.	4.966%	1/12/26	23,815	23,968
	National Australia Bank Ltd.	3.375%	1/14/26	9,521	9,387
[2]	National Australia Bank Ltd.	2.500%	7/12/26	19,473	18,827
	National Australia Bank Ltd.	3.905%	6/9/27	14,526	14,372
	National Australia Bank Ltd.	5.087%	6/11/27	8,710	8,891
	National Australia Bank Ltd.	4.944%	1/12/28	17,570	17,888
	National Australia Bank Ltd.	4.900%	6/13/28	20,945	21,400
	National Australia Bank Ltd.	4.787%	1/10/29	15,422	15,702
	National Bank of Canada	5.600%	12/18/28	22,845	23,738
	NatWest Group plc	4.800%	4/5/26	30,754	30,768
	NatWest Group plc	7.472%	11/10/26	30,158	30,984
	NatWest Group plc	5.847%	3/2/27	15,181	15,398
	NatWest Group plc	1.642%	6/14/27	31,018	29,350
	NatWest Group plc	5.583%	3/1/28	7,656	7,799
[2]	NatWest Group plc	3.073%	5/22/28	12,336	11,822
	NatWest Group plc	5.516%	9/30/28	18,888	19,330
[2]	NatWest Group plc	4.892%	5/18/29	39,455	39,563
	NatWest Group plc	5.808%	9/13/29	10,301	10,699
[2]	NatWest Group plc	5.076%	1/27/30	26,945	27,241
[2]	NatWest Group plc	4.445%	5/8/30	19,055	18,753
	NatWest Group plc	4.964%	8/15/30	13,500	13,566
	NatWest Group plc	6.475%	6/1/34	15,600	16,319
	New Mountain Finance Corp.	6.875%	2/1/29	4,610	4,623
	Nomura Holdings Inc.	5.709%	1/9/26	4,062	4,100
	Nomura Holdings Inc.	1.653%	7/14/26	18,843	17,764
	Nomura Holdings Inc.	2.329%	1/22/27	26,700	25,230
	Nomura Holdings Inc.	5.594%	7/2/27	13,125	13,403
	Nomura Holdings Inc.	5.386%	7/6/27	2,668	2,714
	Nomura Holdings Inc.	6.070%	7/12/28	13,262	13,832
	Nomura Holdings Inc.	2.172%	7/14/28	15,680	14,220
	Nomura Holdings Inc.	5.605%	7/6/29	5,695	5,871
	Northern Trust Corp.	3.950%	10/30/25	8,632	8,564
	Northern Trust Corp.	4.000%	5/10/27	24,277	24,176

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northern Trust Corp.	3.650%	8/3/28	10,826	10,651
	Northern Trust Corp.	3.150%	5/3/29	7,949	7,604
[2]	Northern Trust Corp.	3.375%	5/8/32	1,926	1,867
	Oaktree Specialty Lending Corp.	2.700%	1/15/27	5,733	5,355
	Oaktree Specialty Lending Corp.	7.100%	2/15/29	5,129	5,300
[3]	Oaktree Strategic Credit Fund	8.400%	11/14/28	7,423	7,990
[3]	Oaktree Strategic Credit Fund	6.500%	7/23/29	6,400	6,479
	Old Republic International Corp.	3.875%	8/26/26	8,788	8,641
	ORIX Corp.	3.700%	7/18/27	2,030	1,982
	ORIX Corp.	5.000%	9/13/27	11,400	11,521
	PartnerRe Finance B LLC	3.700%	7/2/29	7,675	7,374
	PayPal Holdings Inc.	2.650%	10/1/26	24,828	23,999
[2]	PNC Bank NA	4.200%	11/1/25	6,095	6,049
[2]	PNC Bank NA	3.100%	10/25/27	4,185	4,015
[2]	PNC Bank NA	3.250%	1/22/28	2,854	2,739
[2]	PNC Bank NA	4.050%	7/26/28	22,152	21,790
	PNC Financial Services Group Inc.	5.812%	6/12/26	18,644	18,735
	PNC Financial Services Group Inc.	2.600%	7/23/26	24,705	23,839
	PNC Financial Services Group Inc.	1.150%	8/13/26	11,273	10,583
	PNC Financial Services Group Inc.	4.758%	1/26/27	12,174	12,161
	PNC Financial Services Group Inc.	3.150%	5/19/27	6,008	5,818
	PNC Financial Services Group Inc.	5.102%	7/23/27	7,910	7,979
	PNC Financial Services Group Inc.	6.615%	10/20/27	19,370	20,145
	PNC Financial Services Group Inc.	5.300%	1/21/28	26,230	26,681
	PNC Financial Services Group Inc.	5.354%	12/2/28	15,620	16,049
	PNC Financial Services Group Inc.	3.450%	4/23/29	24,333	23,389
	PNC Financial Services Group Inc.	5.582%	6/12/29	47,755	49,320
	PNC Financial Services Group Inc.	5.492%	5/14/30	39,574	40,927
	Principal Financial Group Inc.	3.100%	11/15/26	8,829	8,550
	Principal Financial Group Inc.	3.700%	5/15/29	5,658	5,468
	Progressive Corp.	2.450%	1/15/27	15,414	14,790
	Progressive Corp.	2.500%	3/15/27	8,098	7,748
	Progressive Corp.	4.000%	3/1/29	11,239	11,118
	Prospect Capital Corp.	3.706%	1/22/26	6,123	5,789
	Prospect Capital Corp.	3.364%	11/15/26	4,533	4,116
	Prospect Capital Corp.	3.437%	10/15/28	4,540	3,882
[2]	Prudential Financial Inc.	1.500%	3/10/26	8,298	7,952
[2]	Prudential Financial Inc.	5.375%	5/15/45	5,311	5,270
[2]	Prudential Financial Inc.	4.500%	9/15/47	17,750	16,951
[2]	Prudential Financial Inc.	5.700%	9/15/48	9,794	9,730
	Radian Group Inc.	6.200%	5/15/29	10,100	10,527
	Regions Financial Corp.	1.800%	8/12/28	12,419	11,111
	Regions Financial Corp.	5.722%	6/6/30	12,260	12,582
	Reinsurance Group of America Inc.	3.950%	9/15/26	6,252	6,177
	Reinsurance Group of America Inc.	3.900%	5/15/29	9,545	9,247
	RenaissanceRe Finance Inc.	3.450%	7/1/27	4,897	4,746
	RenaissanceRe Holdings Ltd.	3.600%	4/15/29	5,233	5,012
[2]	Royal Bank of Canada	4.875%	1/12/26	1,360	1,367
[2]	Royal Bank of Canada	0.875%	1/20/26	33,935	32,314
[2]	Royal Bank of Canada	4.650%	1/27/26	33,397	33,342
	Royal Bank of Canada	1.200%	4/27/26	40,687	38,644
[2]	Royal Bank of Canada	1.150%	7/14/26	20,388	19,209
[2]	Royal Bank of Canada	1.400%	11/2/26	12,804	12,036
[2]	Royal Bank of Canada	4.875%	1/19/27	8,393	8,489
[2]	Royal Bank of Canada	2.050%	1/21/27	8,737	8,295
	Royal Bank of Canada	3.625%	5/4/27	12,998	12,783
[2]	Royal Bank of Canada	5.069%	7/23/27	14,840	15,010
[2]	Royal Bank of Canada	4.240%	8/3/27	27,977	27,987
[2]	Royal Bank of Canada	6.000%	11/1/27	13,478	14,129
[2]	Royal Bank of Canada	4.900%	1/12/28	20,599	20,932
[2]	Royal Bank of Canada	5.200%	8/1/28	9,846	10,159
[2]	Royal Bank of Canada	4.950%	2/1/29	16,983	17,373
[2]	Royal Bank of Canada	4.969%	8/2/30	20,453	20,807
	Santander Holdings USA Inc.	5.807%	9/9/26	1,935	1,942
	Santander Holdings USA Inc.	3.244%	10/5/26	28,920	27,942
	Santander Holdings USA Inc.	4.400%	7/13/27	26,211	25,907
	Santander Holdings USA Inc.	2.490%	1/6/28	13,323	12,511
	Santander Holdings USA Inc.	6.499%	3/9/29	16,689	17,405
	Santander Holdings USA Inc.	6.174%	1/9/30	14,121	14,627
	Santander UK Group Holdings plc	6.833%	11/21/26	13,521	13,795

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Santander UK Group Holdings plc	1.673%	6/14/27	17,168	16,212
	Santander UK Group Holdings plc	2.469%	1/11/28	25,107	23,717
[2]	Santander UK Group Holdings plc	3.823%	11/3/28	16,611	16,100
	Santander UK Group Holdings plc	6.534%	1/10/29	23,443	24,589
	SiriusPoint Ltd.	7.000%	4/5/29	4,220	4,424
[3]	Sixth Street Lending Partners	6.500%	3/11/29	14,358	14,672
	Sixth Street Specialty Lending Inc.	2.500%	8/1/26	6,803	6,450
	Sixth Street Specialty Lending Inc.	6.950%	8/14/28	7,001	7,353
	Sixth Street Specialty Lending Inc.	6.125%	3/1/29	5,245	5,373
	State Street Corp.	5.104%	5/18/26	15,750	15,769
	State Street Corp.	2.650%	5/19/26	12,889	12,522
	State Street Corp.	5.272%	8/3/26	14,254	14,483
	State Street Corp.	5.751%	11/4/26	5,407	5,464
	State Street Corp.	4.993%	3/18/27	17,930	18,230
	State Street Corp.	2.203%	2/7/28	18,527	17,582
	State Street Corp.	5.820%	11/4/28	8,898	9,287
	State Street Corp.	4.530%	2/20/29	7,750	7,763
	State Street Corp.	5.684%	11/21/29	20,045	20,996
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	55,063	53,538
	Sumitomo Mitsui Financial Group Inc.	0.948%	1/12/26	14,807	14,078
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	21,840	22,040
	Sumitomo Mitsui Financial Group Inc.	3.784%	3/9/26	11,032	10,892
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	10,375	10,607
	Sumitomo Mitsui Financial Group Inc.	2.632%	7/14/26	26,615	25,714
	Sumitomo Mitsui Financial Group Inc.	1.402%	9/17/26	57,115	53,559
	Sumitomo Mitsui Financial Group Inc.	3.010%	10/19/26	33,131	32,089
	Sumitomo Mitsui Financial Group Inc.	3.446%	1/11/27	27,789	27,149
	Sumitomo Mitsui Financial Group Inc.	2.174%	1/14/27	7,723	7,311
	Sumitomo Mitsui Financial Group Inc.	3.364%	7/12/27	15,171	14,732
	Sumitomo Mitsui Financial Group Inc.	5.520%	1/13/28	40,549	41,756
	Sumitomo Mitsui Financial Group Inc.	5.800%	7/13/28	13,208	13,779
	Sumitomo Mitsui Financial Group Inc.	3.944%	7/19/28	7,953	7,803
	Sumitomo Mitsui Financial Group Inc.	5.716%	9/14/28	11,783	12,260
	Sumitomo Mitsui Financial Group Inc.	1.902%	9/17/28	61,507	55,500
	Sumitomo Mitsui Financial Group Inc.	5.316%	7/9/29	17,629	18,136
	Sumitomo Mitsui Financial Group Inc.	3.040%	7/16/29	18,673	17,378
	Synchrony Bank	5.625%	8/23/27	9,625	9,764
	Synchrony Financial	3.700%	8/4/26	12,508	12,221
	Synchrony Financial	3.950%	12/1/27	15,813	15,238
	Synchrony Financial	5.150%	3/19/29	10,028	9,986
	Synovus Bank	5.625%	2/15/28	8,669	8,638
[2]	Toronto-Dominion Bank	0.750%	9/11/25	11,366	10,936
[2]	Toronto-Dominion Bank	0.750%	1/6/26	20,191	19,205
	Toronto-Dominion Bank	5.103%	1/9/26	1,597	1,608
[2]	Toronto-Dominion Bank	1.200%	6/3/26	27,522	26,012
[2]	Toronto-Dominion Bank	5.532%	7/17/26	17,670	17,995
[2]	Toronto-Dominion Bank	1.250%	9/10/26	35,487	33,343
[2]	Toronto-Dominion Bank	1.950%	1/12/27	13,877	13,163
[2]	Toronto-Dominion Bank	2.800%	3/10/27	27,942	26,875
[2]	Toronto-Dominion Bank	4.980%	4/5/27	7,805	7,912
	Toronto-Dominion Bank	4.108%	6/8/27	13,783	13,660
[2]	Toronto-Dominion Bank	4.693%	9/15/27	38,975	39,272
	Toronto-Dominion Bank	5.156%	1/10/28	14,069	14,363
[2]	Toronto-Dominion Bank	5.523%	7/17/28	10,437	10,807
[2]	Toronto-Dominion Bank	4.994%	4/5/29	16,050	16,345
[2]	Toronto-Dominion Bank	3.625%	9/15/31	25,821	25,102
	Trinity Acquisition plc	4.400%	3/15/26	6,461	6,418
[2]	Truist Bank	3.625%	9/16/25	26,051	25,658
[2]	Truist Bank	4.050%	11/3/25	7,233	7,175
[2]	Truist Bank	3.300%	5/15/26	13,066	12,752
[2]	Truist Bank	3.800%	10/30/26	13,407	13,125
[2]	Truist Financial Corp.	5.900%	10/28/26	9,690	9,786
[2]	Truist Financial Corp.	1.267%	3/2/27	9,755	9,223
[2]	Truist Financial Corp.	6.047%	6/8/27	24,219	24,731
[2]	Truist Financial Corp.	1.125%	8/3/27	4,858	4,419
[2]	Truist Financial Corp.	4.123%	6/6/28	20,286	19,949
[2]	Truist Financial Corp.	4.873%	1/26/29	29,474	29,548
[2]	Truist Financial Corp.	3.875%	3/19/29	9,553	9,218
[2]	Truist Financial Corp.	1.887%	6/7/29	15,031	13,583
[2]	Truist Financial Corp.	7.161%	10/30/29	23,815	25,878

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Truist Financial Corp.	5.435%	1/24/30	23,550	24,144
	UBS AG	5.800%	9/11/25	9,075	9,170
	UBS AG	1.250%	6/1/26	200	189
	UBS AG	1.250%	8/7/26	22,507	21,163
	UBS AG	5.000%	7/9/27	27,822	28,220
	UBS AG	7.500%	2/15/28	45,533	49,680
	UBS AG	5.650%	9/11/28	30,715	31,956
	UBS Group AG	4.550%	4/17/26	36,888	36,774
[2]	US Bancorp	3.950%	11/17/25	3,258	3,232
[2]	US Bancorp	3.100%	4/27/26	21,292	20,769
[2]	US Bancorp	2.375%	7/22/26	23,900	23,091
	US Bancorp	5.727%	10/21/26	24,825	25,075
[2]	US Bancorp	3.150%	4/27/27	18,668	18,168
	US Bancorp	6.787%	10/26/27	10,538	11,012
[2]	US Bancorp	2.215%	1/27/28	14,072	13,311
[2]	US Bancorp	3.900%	4/26/28	23,493	23,108
[2]	US Bancorp	4.548%	7/22/28	28,711	28,715
	US Bancorp	4.653%	2/1/29	33,191	33,230
	US Bancorp	5.775%	6/12/29	30,963	32,165
	US Bancorp	5.384%	1/23/30	28,520	29,314
	US Bancorp	5.100%	7/23/30	35,330	35,967
	Visa Inc.	3.150%	12/14/25	63,613	62,649
	Visa Inc.	1.900%	4/15/27	31,206	29,575
	Visa Inc.	0.750%	8/15/27	7,229	6,619
	Visa Inc.	2.750%	9/15/27	11,088	10,674
	Voya Financial Inc.	3.650%	6/15/26	12,053	11,849
[2]	Voya Financial Inc.	4.700%	1/23/48	6,075	5,369
	Wachovia Corp.	7.574%	8/1/26	2,748	2,886
	Webster Financial Corp.	4.100%	3/25/29	6,160	5,891
[2]	Wells Fargo & Co.	3.550%	9/29/25	47,312	46,716
	Wells Fargo & Co.	3.000%	4/22/26	49,219	48,057
[2]	Wells Fargo & Co.	4.100%	6/3/26	23,949	23,722
	Wells Fargo & Co.	3.000%	10/23/26	62,509	60,705
[2]	Wells Fargo & Co.	3.196%	6/17/27	31,280	30,493
[2]	Wells Fargo & Co.	4.300%	7/22/27	47,430	47,234
[2]	Wells Fargo & Co.	3.526%	3/24/28	73,450	71,516
[2]	Wells Fargo & Co.	5.707%	4/22/28	65,772	67,541
[2]	Wells Fargo & Co.	3.584%	5/22/28	48,298	46,994
[2]	Wells Fargo & Co.	2.393%	6/2/28	47,597	44,894
[2]	Wells Fargo & Co.	4.808%	7/25/28	47,739	48,009
[2]	Wells Fargo & Co.	4.150%	1/24/29	39,733	39,271
[2]	Wells Fargo & Co.	5.574%	7/25/29	74,402	76,847
	Wells Fargo & Co.	6.303%	10/23/29	37,935	40,256
	Wells Fargo & Co.	5.198%	1/23/30	41,462	42,315
	Wells Fargo Bank NA	4.811%	1/15/26	19,015	19,078
[2]	Wells Fargo Bank NA	5.450%	8/7/26	48,841	49,752
	Wells Fargo Bank NA	5.254%	12/11/26	29,347	29,909
	Western Union Co.	1.350%	3/15/26	4,800	4,551
	Westpac Banking Corp.	5.512%	11/17/25	12,463	12,615
	Westpac Banking Corp.	5.200%	4/16/26	13,600	13,768
	Westpac Banking Corp.	2.850%	5/13/26	34,210	33,346
	Westpac Banking Corp.	1.150%	6/3/26	17,520	16,577
	Westpac Banking Corp.	2.700%	8/19/26	21,081	20,434
	Westpac Banking Corp.	3.350%	3/8/27	18,527	18,133
	Westpac Banking Corp.	5.457%	11/18/27	33,705	34,817
	Westpac Banking Corp.	5.535%	11/17/28	25,531	26,744
	Westpac Banking Corp.	1.953%	11/20/28	11,450	10,425
	Westpac Banking Corp.	5.050%	4/16/29	15,525	15,984
[2]	Westpac Banking Corp.	4.322%	11/23/31	28,398	28,008
	Westpac Banking Corp.	4.110%	7/24/34	19,603	18,775
	Willis North America Inc.	4.650%	6/15/27	17,561	17,597
	Willis North America Inc.	4.500%	9/15/28	8,750	8,711
	Wintrust Financial Corp.	4.850%	6/6/29	5,643	5,451
					16,891,485
Health Care (8.2%)
	Abbott Laboratories	3.875%	9/15/25	366	364
[4]	Abbott Laboratories	3.750%	11/30/26	33,797	33,497
	Abbott Laboratories	1.150%	1/30/28	7,890	7,180
	AbbVie Inc.	3.800%	3/15/25	13,990	13,893

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	3.200%	5/14/26	32,031	31,405
	AbbVie Inc.	2.950%	11/21/26	63,622	61,832
	AbbVie Inc.	4.800%	3/15/27	39,095	39,616
	AbbVie Inc.	4.250%	11/14/28	16,022	16,072
	AbbVie Inc.	4.800%	3/15/29	36,037	36,809
	AbbVie Inc.	3.200%	11/21/29	17,649	16,726
	Advocate Health & Hospitals Corp.	3.829%	8/15/28	6,088	5,982
	Agilent Technologies Inc.	3.050%	9/22/26	5,750	5,571
	Agilent Technologies Inc.	2.750%	9/15/29	8,000	7,346
	Amgen Inc.	5.507%	3/2/26	15,175	15,168
	Amgen Inc.	2.600%	8/19/26	28,785	27,780
	Amgen Inc.	2.200%	2/21/27	22,149	20,998
	Amgen Inc.	3.200%	11/2/27	9,672	9,341
	Amgen Inc.	5.150%	3/2/28	69,864	71,344
	Amgen Inc.	1.650%	8/15/28	23,313	21,004
	Amgen Inc.	3.000%	2/22/29	7,784	7,352
	Amgen Inc.	4.050%	8/18/29	18,875	18,523
	AstraZeneca Finance LLC	1.200%	5/28/26	24,248	23,008
	AstraZeneca Finance LLC	4.800%	2/26/27	22,425	22,719
	AstraZeneca Finance LLC	4.875%	3/3/28	18,937	19,334
	AstraZeneca Finance LLC	1.750%	5/28/28	20,562	18,829
	AstraZeneca Finance LLC	4.850%	2/26/29	24,094	24,662
	AstraZeneca plc	3.375%	11/16/25	32,033	31,613
	AstraZeneca plc	0.700%	4/8/26	17,397	16,441
	AstraZeneca plc	3.125%	6/12/27	13,957	13,563
	AstraZeneca plc	4.000%	1/17/29	12,826	12,720
	Baxalta Inc.	4.000%	6/23/25	15,739	15,610
	Baxter International Inc.	2.600%	8/15/26	15,843	15,255
	Baxter International Inc.	1.915%	2/1/27	33,951	31,871
	Baxter International Inc.	2.272%	12/1/28	14,290	13,028
	Becton Dickinson & Co.	3.700%	6/6/27	33,951	33,266
	Becton Dickinson & Co.	4.693%	2/13/28	17,544	17,640
	Becton Dickinson & Co.	5.081%	6/7/29	5,475	5,606
	Biogen Inc.	4.050%	9/15/25	16,054	15,920
	Bio-Rad Laboratories Inc.	3.300%	3/15/27	6,576	6,355
	Bristol-Myers Squibb Co.	0.750%	11/13/25	13,435	12,849
	Bristol-Myers Squibb Co.	4.950%	2/20/26	14,616	14,750
	Bristol-Myers Squibb Co.	3.200%	6/15/26	36,093	35,420
	Bristol-Myers Squibb Co.	4.900%	2/22/27	9,834	9,992
	Bristol-Myers Squibb Co.	3.250%	2/27/27	11,019	10,770
	Bristol-Myers Squibb Co.	1.125%	11/13/27	11,878	10,801
	Bristol-Myers Squibb Co.	3.450%	11/15/27	12,777	12,471
	Bristol-Myers Squibb Co.	3.900%	2/20/28	28,781	28,420
	Bristol-Myers Squibb Co.	4.900%	2/22/29	28,188	28,898
	Bristol-Myers Squibb Co.	3.400%	7/26/29	30,773	29,568
	Cardinal Health Inc.	3.750%	9/15/25	6,004	5,937
	Cardinal Health Inc.	3.410%	6/15/27	23,248	22,610
	Cardinal Health Inc.	5.125%	2/15/29	11,336	11,601
	Cencora Inc.	3.450%	12/15/27	13,185	12,785
	Centene Corp.	4.250%	12/15/27	53,255	52,070
	Centene Corp.	2.450%	7/15/28	34,578	31,633
[2]	CHRISTUS Health	4.341%	7/1/28	5,329	5,288
[2]	Cigna Group	3.250%	4/15/25	12,335	12,195
[2]	Cigna Group	4.500%	2/25/26	10,081	10,063
	Cigna Group	1.250%	3/15/26	4,253	4,044
	Cigna Group	5.685%	3/15/26	12,000	12,001
[2]	Cigna Group	3.400%	3/1/27	31,275	30,490
	Cigna Group	4.375%	10/15/28	64,456	64,072
	Cigna Group	5.000%	5/15/29	16,250	16,577
	CommonSpirit Health	1.547%	10/1/25	5,875	5,659
	CommonSpirit Health	6.073%	11/1/27	5,300	5,545
	CVS Health Corp.	5.000%	2/20/26	29,416	29,505
	CVS Health Corp.	2.875%	6/1/26	33,669	32,653
	CVS Health Corp.	3.000%	8/15/26	13,258	12,870
	CVS Health Corp.	3.625%	4/1/27	2,255	2,207
	CVS Health Corp.	6.250%	6/1/27	9,719	10,131
	CVS Health Corp.	1.300%	8/21/27	42,330	38,635
	CVS Health Corp.	4.300%	3/25/28	92,210	91,057
	CVS Health Corp.	5.000%	1/30/29	8,784	8,907
	CVS Health Corp.	5.400%	6/1/29	14,760	15,156

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CVS Health Corp.	3.250%	8/15/29	32,440	30,314
	Danaher Corp.	3.350%	9/15/25	3,073	3,032
	Edwards Lifesciences Corp.	4.300%	6/15/28	14,080	13,921
	Elevance Health Inc.	5.350%	10/15/25	5,361	5,394
	Elevance Health Inc.	4.900%	2/8/26	6,922	6,923
	Elevance Health Inc.	1.500%	3/15/26	21,384	20,421
	Elevance Health Inc.	3.650%	12/1/27	26,299	25,715
	Elevance Health Inc.	4.101%	3/1/28	19,920	19,703
	Elevance Health Inc.	5.150%	6/15/29	10,146	10,443
	Eli Lilly & Co.	4.500%	2/9/27	20,610	20,800
	Eli Lilly & Co.	5.500%	3/15/27	3,690	3,819
	Eli Lilly & Co.	4.150%	8/14/27	5,500	5,514
	Eli Lilly & Co.	4.500%	2/9/29	15,845	16,105
	Eli Lilly & Co.	3.375%	3/15/29	14,731	14,313
	Eli Lilly & Co.	4.200%	8/14/29	5,500	5,510
	GE HealthCare Technologies Inc.	5.600%	11/15/25	23,055	23,244
	GE HealthCare Technologies Inc.	5.650%	11/15/27	31,885	32,919
	GE HealthCare Technologies Inc.	4.800%	8/14/29	10,674	10,757
	Gilead Sciences Inc.	3.650%	3/1/26	43,583	42,992
	Gilead Sciences Inc.	2.950%	3/1/27	23,301	22,566
	Gilead Sciences Inc.	1.200%	10/1/27	12,095	11,026
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	30,397	30,020
	GlaxoSmithKline Capital plc	3.375%	6/1/29	16,575	15,958
	HCA Inc.	5.875%	2/15/26	28,468	28,710
	HCA Inc.	5.250%	6/15/26	21,533	21,614
	HCA Inc.	5.375%	9/1/26	19,653	19,788
	HCA Inc.	4.500%	2/15/27	21,849	21,762
	HCA Inc.	3.125%	3/15/27	31,540	30,435
	HCA Inc.	5.200%	6/1/28	9,414	9,582
	HCA Inc.	5.625%	9/1/28	20,819	21,462
	HCA Inc.	5.875%	2/1/29	10,733	11,158
	HCA Inc.	3.375%	3/15/29	9,930	9,392
	HCA Inc.	4.125%	6/15/29	32,427	31,646
	Humana Inc.	1.350%	2/3/27	15,741	14,590
	Humana Inc.	3.950%	3/15/27	8,801	8,669
	Humana Inc.	5.750%	3/1/28	8,430	8,743
	Humana Inc.	5.750%	12/1/28	7,093	7,410
	Humana Inc.	3.700%	3/23/29	11,135	10,758
	Humana Inc.	3.125%	8/15/29	8,050	7,519
	Icon Investments Six DAC	5.809%	5/8/27	13,010	13,346
	Icon Investments Six DAC	5.849%	5/8/29	2,262	2,363
	Illumina Inc.	5.800%	12/12/25	6,947	7,018
	Illumina Inc.	5.750%	12/13/27	9,983	10,292
	IQVIA Inc.	5.700%	5/15/28	12,353	12,731
	IQVIA Inc.	6.250%	2/1/29	19,379	20,476
	Johnson & Johnson	0.550%	9/1/25	12,946	12,456
	Johnson & Johnson	2.450%	3/1/26	39,861	38,912
	Johnson & Johnson	2.950%	3/3/27	22,068	21,555
	Johnson & Johnson	2.900%	1/15/28	37,798	36,570
	Johnson & Johnson	4.800%	6/1/29	22,355	23,119
	Kaiser Foundation Hospitals	3.150%	5/1/27	2,814	2,744
	Laboratory Corp. of America Holdings	1.550%	6/1/26	8,011	7,594
	Laboratory Corp. of America Holdings	2.950%	12/1/29	4,475	4,127
	McKesson Corp.	0.900%	12/3/25	9,583	9,150
	McKesson Corp.	5.250%	2/15/26	7,938	7,937
	McKesson Corp.	1.300%	8/15/26	6,905	6,502
	McKesson Corp.	3.950%	2/16/28	5,644	5,550
	McKesson Corp.	4.900%	7/15/28	6,374	6,500
	Medtronic Global Holdings SCA	4.250%	3/30/28	17,480	17,504
	Merck & Co. Inc.	0.750%	2/24/26	18,741	17,803
	Merck & Co. Inc.	1.700%	6/10/27	24,363	22,833
	Merck & Co. Inc.	4.050%	5/17/28	8,153	8,149
	Merck & Co. Inc.	1.900%	12/10/28	14,828	13,526
	Merck & Co. Inc.	3.400%	3/7/29	31,101	30,088
	Merck Sharp & Dohme Corp.	5.950%	12/1/28	495	528
	Mylan Inc.	4.550%	4/15/28	12,927	12,794
	Novartis Capital Corp.	3.000%	11/20/25	20,267	19,941
	Novartis Capital Corp.	2.000%	2/14/27	12,026	11,438
	Novartis Capital Corp.	3.100%	5/17/27	22,520	21,952
[2]	PeaceHealth Obligated Group	1.375%	11/15/25	2,390	2,290

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Pfizer Inc.	2.750%	6/3/26	19,777	19,259
	Pfizer Inc.	3.000%	12/15/26	32,726	31,895
	Pfizer Inc.	3.600%	9/15/28	17,170	16,810
	Pfizer Inc.	3.450%	3/15/29	26,670	25,855
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	51,599	51,651
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/28	63,780	64,074
	Pharmacia LLC	6.600%	12/1/28	8,877	9,644
[2]	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	3,108	2,981
[2]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	7,900	7,178
	Quest Diagnostics Inc.	3.450%	6/1/26	15,454	15,136
	Quest Diagnostics Inc.	4.600%	12/15/27	4,075	4,100
	Quest Diagnostics Inc.	4.200%	6/30/29	6,545	6,455
	Revvity Inc.	1.900%	9/15/28	7,616	6,855
	Royalty Pharma plc	1.200%	9/2/25	12,725	12,264
	Royalty Pharma plc	1.750%	9/2/27	17,042	15,718
	Sanofi SA	3.625%	6/19/28	17,809	17,571
	Shire Acquisitions Investments Ireland DAC	3.200%	9/23/26	1,090	1,065
	Smith & Nephew plc	5.150%	3/20/27	5,690	5,768
[3]	Solventum Corp.	5.450%	2/25/27	17,950	18,204
[3]	Solventum Corp.	5.400%	3/1/29	18,125	18,493
[2]	SSM Health Care Corp.	3.823%	6/1/27	7,574	7,468
	SSM Health Care Corp.	4.894%	6/1/28	1,775	1,800
	Stryker Corp.	3.375%	11/1/25	16,257	16,016
	Stryker Corp.	3.500%	3/15/26	10,896	10,722
	Stryker Corp.	3.650%	3/7/28	11,675	11,399
	Stryker Corp.	4.850%	12/8/28	9,609	9,782
[2]	Sutter Health	3.695%	8/15/28	5,735	5,536
	Takeda Pharmaceutical Co. Ltd.	5.000%	11/26/28	28,594	29,142
	Thermo Fisher Scientific Inc.	4.953%	8/10/26	75	76
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	16,027	16,286
	Thermo Fisher Scientific Inc.	4.800%	11/21/27	15,929	16,229
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	16,887	15,371
	Thermo Fisher Scientific Inc.	5.000%	1/31/29	17,478	17,966
	UnitedHealth Group Inc.	5.150%	10/15/25	13,148	13,250
	UnitedHealth Group Inc.	3.700%	12/15/25	2,300	2,276
	UnitedHealth Group Inc.	1.250%	1/15/26	6,689	6,416
	UnitedHealth Group Inc.	3.100%	3/15/26	20,760	20,403
	UnitedHealth Group Inc.	1.150%	5/15/26	17,889	16,985
	UnitedHealth Group Inc.	4.750%	7/15/26	6,976	7,044
	UnitedHealth Group Inc.	3.450%	1/15/27	23,767	23,391
	UnitedHealth Group Inc.	3.375%	4/15/27	8,609	8,430
	UnitedHealth Group Inc.	4.600%	4/15/27	8,675	8,776
	UnitedHealth Group Inc.	3.700%	5/15/27	6,709	6,635
	UnitedHealth Group Inc.	2.950%	10/15/27	6,133	5,921
	UnitedHealth Group Inc.	5.250%	2/15/28	20,058	20,764
	UnitedHealth Group Inc.	3.850%	6/15/28	20,914	20,657
	UnitedHealth Group Inc.	3.875%	12/15/28	12,585	12,410
	UnitedHealth Group Inc.	4.250%	1/15/29	13,942	13,945
	UnitedHealth Group Inc.	4.700%	4/15/29	7,730	7,874
	UnitedHealth Group Inc.	4.000%	5/15/29	16,006	15,837
	UnitedHealth Group Inc.	2.875%	8/15/29	16,085	15,084
	Universal Health Services Inc.	1.650%	9/1/26	11,505	10,807
	Utah Acquisition Sub Inc.	3.950%	6/15/26	31,655	31,217
	Viatris Inc.	2.300%	6/22/27	12,920	12,082
	Zimmer Biomet Holdings Inc.	3.050%	1/15/26	11,860	11,604
	Zimmer Biomet Holdings Inc.	5.350%	12/1/28	10,425	10,745
	Zoetis Inc.	4.500%	11/13/25	12,008	11,978
	Zoetis Inc.	5.400%	11/14/25	11,514	11,597
	Zoetis Inc.	3.000%	9/12/27	3,658	3,511
	Zoetis Inc.	3.900%	8/20/28	11,116	10,927
					3,474,643
Industrials (6.5%)
[2]	3M Co.	2.250%	9/19/26	8,989	8,594
	3M Co.	2.875%	10/15/27	13,968	13,360
[2]	3M Co.	3.625%	9/14/28	8,223	7,989
[2]	3M Co.	3.375%	3/1/29	10,566	10,133
	3M Co.	2.375%	8/26/29	16,070	14,568
	AGCO Corp.	5.450%	3/21/27	7,165	7,278
	Allegion US Holding Co. Inc.	3.550%	10/1/27	6,243	6,062

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	American Airlines Pass-Through Trust Class A Series 2014-1	3.700%	10/1/26	6,491	6,244
[2]	American Airlines Pass-Through Trust Class A Series 2015-1	3.375%	5/1/27	4,288	4,037
[2]	American Airlines Pass-Through Trust Class AA Series 2015-2	3.600%	9/22/27	7,933	7,679
[2]	American Airlines Pass-Through Trust Class AA Series 2016-1	3.575%	1/15/28	2,548	2,437
[2]	American Airlines Pass-Through Trust Class AA Series 2016-2	3.200%	6/15/28	5,643	5,302
[2]	American Airlines Pass-Through Trust Class AA Series 2016-3	3.000%	10/15/28	5,071	4,731
[2]	American Airlines Pass-Through Trust Class AA Series 2017-1	3.650%	2/15/29	5,896	5,587
	Amphenol Corp.	5.050%	4/5/27	6,580	6,704
	Amphenol Corp.	5.050%	4/5/29	7,285	7,489
	Amphenol Corp.	4.350%	6/1/29	9,000	9,011
[2]	BNSF Funding Trust I	6.613%	12/15/55	4,536	4,561
	Boeing Co.	2.600%	10/30/25	4,555	4,427
	Boeing Co.	2.750%	2/1/26	26,281	25,414
	Boeing Co.	2.196%	2/4/26	92,945	89,096
	Boeing Co.	3.100%	5/1/26	15,863	15,350
	Boeing Co.	2.250%	6/15/26	5,022	4,776
	Boeing Co.	2.700%	2/1/27	19,285	18,279
	Boeing Co.	2.800%	3/1/27	13,459	12,737
	Boeing Co.	5.040%	5/1/27	25,893	25,929
[3]	Boeing Co.	6.259%	5/1/27	15,219	15,667
	Boeing Co.	3.250%	2/1/28	18,664	17,584
	Boeing Co.	3.450%	11/1/28	2,530	2,365
	Boeing Co.	3.200%	3/1/29	17,088	15,758
[3]	Boeing Co.	6.298%	5/1/29	23,785	24,838
	Burlington Northern Santa Fe LLC	3.650%	9/1/25	11,598	11,483
	Burlington Northern Santa Fe LLC	7.000%	12/15/25	2,567	2,649
	Burlington Northern Santa Fe LLC	3.250%	6/15/27	8,496	8,294
	Canadian National Railway Co.	2.750%	3/1/26	4,416	4,310
	Canadian Pacific Railway Co.	1.750%	12/2/26	31,050	29,311
	Carrier Global Corp.	2.493%	2/15/27	22,525	21,589
[2]	Caterpillar Financial Services Corp.	0.800%	11/13/25	14,843	14,213
	Caterpillar Financial Services Corp.	4.800%	1/6/26	8,517	8,561
	Caterpillar Financial Services Corp.	5.050%	2/27/26	9,821	9,926
	Caterpillar Financial Services Corp.	0.900%	3/2/26	8,558	8,135
[2]	Caterpillar Financial Services Corp.	4.350%	5/15/26	17,080	17,083
	Caterpillar Financial Services Corp.	2.400%	8/9/26	4,725	4,556
[2]	Caterpillar Financial Services Corp.	1.150%	9/14/26	14,457	13,592
	Caterpillar Financial Services Corp.	4.450%	10/16/26	8,775	8,812
[2]	Caterpillar Financial Services Corp.	1.700%	1/8/27	8,001	7,555
	Caterpillar Financial Services Corp.	5.000%	5/14/27	13,600	13,874
[2]	Caterpillar Financial Services Corp.	3.600%	8/12/27	19,068	18,817
[2]	Caterpillar Financial Services Corp.	1.100%	9/14/27	12,395	11,314
	Caterpillar Financial Services Corp.	4.400%	10/15/27	7,000	7,038
	Caterpillar Financial Services Corp.	4.850%	2/27/29	8,325	8,522
	Caterpillar Financial Services Corp.	4.375%	8/16/29	9,640	9,682
	CH Robinson Worldwide Inc.	4.200%	4/15/28	9,600	9,498
	CNH Industrial Capital LLC	5.450%	10/14/25	2,731	2,750
	CNH Industrial Capital LLC	1.875%	1/15/26	12,290	11,835
	CNH Industrial Capital LLC	1.450%	7/15/26	8,159	7,700
	CNH Industrial Capital LLC	4.550%	4/10/28	15,346	15,325
	CNH Industrial Capital LLC	5.500%	1/12/29	5,737	5,931
	CNH Industrial Capital LLC	5.100%	4/20/29	8,785	8,958
	CSX Corp.	3.350%	11/1/25	7,764	7,653
	CSX Corp.	2.600%	11/1/26	22,518	21,734
	CSX Corp.	3.250%	6/1/27	14,751	14,384
	CSX Corp.	3.800%	3/1/28	6,845	6,746
	CSX Corp.	4.250%	3/15/29	18,100	18,078
	Cummins Inc.	0.750%	9/1/25	5,250	5,049
	Cummins Inc.	4.900%	2/20/29	9,435	9,674
	Delta Air Lines Inc.	4.375%	4/19/28	4,975	4,837
[3]	Delta Air Lines Inc.	4.750%	10/20/28	10,775	10,680
[2]	Delta Air Lines Pass-Through Trust Class AA Series 2020-1	2.000%	6/10/28	1,491	1,386
	Dover Corp.	3.150%	11/15/25	2,231	2,192
	Eaton Corp.	3.103%	9/15/27	11,216	10,873
	Emerson Electric Co.	0.875%	10/15/26	16,678	15,546
	Emerson Electric Co.	1.800%	10/15/27	5,337	4,963
	Emerson Electric Co.	2.000%	12/21/28	19,875	18,146
	FedEx Corp.	3.250%	4/1/26	11,983	11,752
	FedEx Corp.	4.200%	10/17/28	11,975	11,894
	Fortive Corp.	3.150%	6/15/26	15,148	14,744

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Dynamics Corp.	2.125%	8/15/26	9,995	9,600
	General Dynamics Corp.	3.500%	4/1/27	9,512	9,348
	General Dynamics Corp.	2.625%	11/15/27	7,310	6,969
	General Dynamics Corp.	3.750%	5/15/28	18,389	18,124
	HEICO Corp.	5.250%	8/1/28	8,384	8,595
	Hexcel Corp.	4.200%	2/15/27	6,721	6,574
	Honeywell International Inc.	2.500%	11/1/26	29,624	28,606
	Honeywell International Inc.	1.100%	3/1/27	11,757	10,914
	Honeywell International Inc.	4.650%	7/30/27	18,780	19,028
	Honeywell International Inc.	4.950%	2/15/28	8,095	8,332
	Honeywell International Inc.	4.250%	1/15/29	12,053	12,137
	Honeywell International Inc.	2.700%	8/15/29	12,055	11,266
	Howmet Aerospace Inc.	5.900%	2/1/27	4,850	5,001
	Howmet Aerospace Inc.	6.750%	1/15/28	5,130	5,460
	Howmet Aerospace Inc.	3.000%	1/15/29	11,673	10,970
	Huntington Ingalls Industries Inc.	3.483%	12/1/27	9,194	8,876
	Huntington Ingalls Industries Inc.	2.043%	8/16/28	8,925	8,100
	IDEX Corp.	4.950%	9/1/29	3,000	3,038
	Illinois Tool Works Inc.	2.650%	11/15/26	17,247	16,725
	Ingersoll Rand Inc.	5.197%	6/15/27	11,343	11,544
	Ingersoll Rand Inc.	5.400%	8/14/28	8,195	8,449
	Ingersoll Rand Inc.	5.176%	6/15/29	11,915	12,231
	Jacobs Engineering Group Inc.	6.350%	8/18/28	9,480	10,024
	JB Hunt Transport Services Inc.	3.875%	3/1/26	16,820	16,621
[2]	John Deere Capital Corp.	4.050%	9/8/25	19,484	19,397
	John Deere Capital Corp.	5.300%	9/8/25	4,461	4,494
[2]	John Deere Capital Corp.	3.400%	9/11/25	4,484	4,433
[2]	John Deere Capital Corp.	0.700%	1/15/26	11,191	10,647
[2]	John Deere Capital Corp.	5.050%	3/3/26	7,548	7,632
[2]	John Deere Capital Corp.	4.950%	3/6/26	7,765	7,832
[2]	John Deere Capital Corp.	4.750%	6/8/26	28,409	28,628
[2]	John Deere Capital Corp.	2.650%	6/10/26	7,325	7,124
[2]	John Deere Capital Corp.	1.050%	6/17/26	6,346	5,999
[2]	John Deere Capital Corp.	5.150%	9/8/26	8,119	8,261
[2]	John Deere Capital Corp.	2.250%	9/14/26	12,395	11,906
[2]	John Deere Capital Corp.	1.300%	10/13/26	3,526	3,317
[2]	John Deere Capital Corp.	1.700%	1/11/27	14,460	13,646
[2]	John Deere Capital Corp.	4.850%	3/5/27	10,840	11,001
[2]	John Deere Capital Corp.	2.350%	3/8/27	18,039	17,221
[2]	John Deere Capital Corp.	1.750%	3/9/27	7,603	7,157
[2]	John Deere Capital Corp.	4.900%	6/11/27	11,409	11,615
[2]	John Deere Capital Corp.	4.150%	9/15/27	37,912	37,919
[2]	John Deere Capital Corp.	4.750%	1/20/28	30,538	31,031
[2]	John Deere Capital Corp.	4.900%	3/3/28	17,469	17,860
[2]	John Deere Capital Corp.	4.950%	7/14/28	26,934	27,620
	John Deere Capital Corp.	4.500%	1/16/29	13,618	13,754
[2]	John Deere Capital Corp.	3.450%	3/7/29	9,231	8,918
[2]	John Deere Capital Corp.	3.350%	4/18/29	8,071	7,784
[2]	John Deere Capital Corp.	4.850%	6/11/29	11,495	11,770
[2]	Johnson Controls International plc	3.900%	2/14/26	11,938	11,806
	Johnson Controls International plc	5.500%	4/19/29	11,255	11,711
	Kennametal Inc.	4.625%	6/15/28	4,625	4,620
	Keysight Technologies Inc.	4.600%	4/6/27	16,465	16,483
	Kirby Corp.	4.200%	3/1/28	7,443	7,308
	L3Harris Technologies Inc.	3.850%	12/15/26	10,328	10,186
	L3Harris Technologies Inc.	5.400%	1/15/27	22,884	23,366
	L3Harris Technologies Inc.	4.400%	6/15/28	13,309	13,256
[2]	L3Harris Technologies Inc.	4.400%	6/15/28	18,387	18,325
	L3Harris Technologies Inc.	5.050%	6/1/29	9,126	9,322
	Lennox International Inc.	1.700%	8/1/27	5,650	5,231
	Lennox International Inc.	5.500%	9/15/28	8,289	8,557
	LKQ Corp.	5.750%	6/15/28	13,190	13,584
	Lockheed Martin Corp.	4.950%	10/15/25	2,694	2,707
	Lockheed Martin Corp.	3.550%	1/15/26	14,168	14,001
	Lockheed Martin Corp.	5.100%	11/15/27	17,546	18,035
	Lockheed Martin Corp.	4.450%	5/15/28	16,148	16,299
	Lockheed Martin Corp.	4.500%	2/15/29	16,242	16,400
	MasTec Inc.	5.900%	6/15/29	9,155	9,464
[3]	Mileage Plus Holdings LLC	6.500%	6/20/27	10,078	10,170
	Nordson Corp.	5.600%	9/15/28	5,982	6,200

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Norfolk Southern Corp.	2.900%	6/15/26	12,189	11,858
	Norfolk Southern Corp.	7.800%	5/15/27	7,176	7,781
	Norfolk Southern Corp.	3.150%	6/1/27	7,815	7,560
	Norfolk Southern Corp.	3.800%	8/1/28	8,773	8,616
	Northrop Grumman Corp.	3.200%	2/1/27	11,913	11,599
	Northrop Grumman Corp.	3.250%	1/15/28	39,189	37,827
	nVent Finance Sarl	4.550%	4/15/28	7,769	7,693
	Oshkosh Corp.	4.600%	5/15/28	4,765	4,763
	Otis Worldwide Corp.	2.293%	4/5/27	8,279	7,843
	Otis Worldwide Corp.	5.250%	8/16/28	13,220	13,603
[2]	PACCAR Financial Corp.	4.950%	10/3/25	955	959
[2]	PACCAR Financial Corp.	1.100%	5/11/26	5,350	5,067
[2]	PACCAR Financial Corp.	5.050%	8/10/26	9,420	9,557
[2]	PACCAR Financial Corp.	2.000%	2/4/27	8,012	7,601
	PACCAR Financial Corp.	5.000%	5/13/27	12,630	12,898
	PACCAR Financial Corp.	4.450%	8/6/27	12,500	12,605
	PACCAR Financial Corp.	4.600%	1/10/28	9,042	9,132
[2]	PACCAR Financial Corp.	4.950%	8/10/28	7,524	7,706
[2]	PACCAR Financial Corp.	4.600%	1/31/29	9,460	9,594
	Parker-Hannifin Corp.	3.250%	3/1/27	4,480	4,355
	Parker-Hannifin Corp.	4.250%	9/15/27	31,111	30,947
	Parker-Hannifin Corp.	4.500%	9/15/29	4,998	5,011
	Pentair Finance Sarl	4.500%	7/1/29	6,440	6,360
	Regal Rexnord Corp.	6.050%	2/15/26	17,683	17,906
	Regal Rexnord Corp.	6.050%	4/15/28	20,808	21,421
	Republic Services Inc.	0.875%	11/15/25	3,060	2,925
	Republic Services Inc.	2.900%	7/1/26	7,533	7,328
	Republic Services Inc.	3.375%	11/15/27	10,392	10,101
	Republic Services Inc.	3.950%	5/15/28	11,957	11,806
	Republic Services Inc.	4.875%	4/1/29	12,175	12,412
	Rockwell Automation Inc.	3.500%	3/1/29	8,735	8,472
	RTX Corp.	5.000%	2/27/26	8,463	8,513
	RTX Corp.	2.650%	11/1/26	3,635	3,502
	RTX Corp.	5.750%	11/8/26	22,190	22,757
	RTX Corp.	3.500%	3/15/27	22,051	21,564
	RTX Corp.	3.125%	5/4/27	17,214	16,656
	RTX Corp.	4.125%	11/16/28	52,274	51,611
	RTX Corp.	5.750%	1/15/29	7,157	7,514
[2]	Ryder System Inc.	3.350%	9/1/25	10,147	9,993
[2]	Ryder System Inc.	1.750%	9/1/26	4,993	4,716
[2]	Ryder System Inc.	2.900%	12/1/26	6,965	6,716
[2]	Ryder System Inc.	2.850%	3/1/27	6,096	5,851
[2]	Ryder System Inc.	5.300%	3/15/27	8,194	8,326
[2]	Ryder System Inc.	5.650%	3/1/28	10,214	10,544
[2]	Ryder System Inc.	5.250%	6/1/28	16,205	16,542
	Ryder System Inc.	6.300%	12/1/28	6,369	6,794
[2]	Ryder System Inc.	5.375%	3/15/29	9,580	9,862
[2]	Ryder System Inc.	4.950%	9/1/29	4,125	4,164
	Southwest Airlines Co.	3.000%	11/15/26	11,694	11,286
	Southwest Airlines Co.	5.125%	6/15/27	33,022	33,316
	Southwest Airlines Co.	3.450%	11/16/27	3,726	3,577
	Teledyne Technologies Inc.	1.600%	4/1/26	14,366	13,677
	Teledyne Technologies Inc.	2.250%	4/1/28	14,830	13,721
	Textron Inc.	4.000%	3/15/26	8,897	8,805
	Textron Inc.	3.650%	3/15/27	6,477	6,334
	Timken Co.	4.500%	12/15/28	6,665	6,615
	Trane Technologies Financing Ltd.	3.500%	3/21/26	6,988	6,868
	Trane Technologies Financing Ltd.	3.800%	3/21/29	12,280	11,977
	Trane Technologies Global Holding Co. Ltd.	3.750%	8/21/28	8,785	8,589
	Trimble Inc.	4.900%	6/15/28	9,515	9,575
	Tyco Electronics Group SA	4.500%	2/13/26	9,045	9,059
	Tyco Electronics Group SA	3.700%	2/15/26	8,879	8,783
	Tyco Electronics Group SA	3.125%	8/15/27	12,047	11,656
	Union Pacific Corp.	2.750%	3/1/26	13,406	13,075
	Union Pacific Corp.	3.950%	9/10/28	26,233	26,039
	Union Pacific Corp.	6.625%	2/1/29	2,090	2,291
	Union Pacific Corp.	3.700%	3/1/29	12,445	12,198
[2]	United Airlines Pass-Through Trust Class A Series 2014-1	4.000%	4/11/26	4,370	4,248
[2]	United Airlines Pass-Through Trust Class A Series 2014-2	3.750%	9/3/26	2,423	2,359
[2]	United Airlines Pass-Through Trust Class A Series 2020-1	5.875%	10/15/27	28,573	29,106

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	United Airlines Pass-Through Trust Class B Series 2020-1	4.875%	1/15/26	4,465	4,410
	United Parcel Service Inc.	2.400%	11/15/26	7,899	7,578
	United Parcel Service Inc.	3.050%	11/15/27	18,079	17,431
	United Parcel Service Inc.	3.400%	3/15/29	19,020	18,377
[3]	Veralto Corp.	5.500%	9/18/26	9,583	9,712
[3]	Veralto Corp.	5.350%	9/18/28	11,480	11,836
	Vontier Corp.	1.800%	4/1/26	8,170	7,772
	Vontier Corp.	2.400%	4/1/28	8,213	7,514
	Waste Connections Inc.	4.250%	12/1/28	8,995	8,951
	Waste Connections Inc.	3.500%	5/1/29	7,465	7,212
	Waste Management Inc.	0.750%	11/15/25	2,260	2,160
	Waste Management Inc.	4.950%	7/3/27	10,995	11,208
	Waste Management Inc.	3.150%	11/15/27	12,161	11,774
	Waste Management Inc.	1.150%	3/15/28	8,620	7,754
	Waste Management Inc.	4.875%	2/15/29	17,668	18,113
	Waste Management Inc.	2.000%	6/1/29	4,985	4,498
	Westinghouse Air Brake Technologies Corp.	3.450%	11/15/26	12,638	12,331
	Westinghouse Air Brake Technologies Corp.	4.700%	9/15/28	20,008	20,079
	Xylem Inc.	3.250%	11/1/26	8,879	8,639
	Xylem Inc.	1.950%	1/30/28	8,125	7,489
					2,753,082
Materials (2.1%)
	Air Products and Chemicals Inc.	1.500%	10/15/25	9,229	8,929
	Air Products and Chemicals Inc.	1.850%	5/15/27	9,558	9,004
	Air Products and Chemicals Inc.	4.600%	2/8/29	9,751	9,921
	Albemarle Corp.	4.650%	6/1/27	9,731	9,705
	Amcor Finance USA Inc.	3.625%	4/28/26	10,229	10,022
	Amcor Finance USA Inc.	4.500%	5/15/28	7,995	7,941
	Amcor Group Finance plc	5.450%	5/23/29	8,525	8,772
	AngloGold Ashanti Holdings plc	3.375%	11/1/28	11,846	10,983
	ArcelorMittal SA	4.550%	3/11/26	5,171	5,142
	ArcelorMittal SA	6.550%	11/29/27	22,394	23,602
	ArcelorMittal SA	4.250%	7/16/29	6,395	6,256
	Berry Global Inc.	1.570%	1/15/26	24,216	23,160
	Berry Global Inc.	1.650%	1/15/27	6,568	6,117
	Berry Global Inc.	5.500%	4/15/28	7,690	7,817
	BHP Billiton Finance USA Ltd.	4.875%	2/27/26	11,917	11,973
	BHP Billiton Finance USA Ltd.	6.420%	3/1/26	7,155	7,346
	BHP Billiton Finance USA Ltd.	5.250%	9/8/26	12,938	13,146
	BHP Billiton Finance USA Ltd.	4.750%	2/28/28	16,835	17,030
	BHP Billiton Finance USA Ltd.	5.100%	9/8/28	9,670	9,915
	Cabot Corp.	4.000%	7/1/29	3,282	3,202
	Carlisle Cos. Inc.	3.750%	12/1/27	9,420	9,191
	Celanese US Holdings LLC	1.400%	8/5/26	4,838	4,528
	Celanese US Holdings LLC	6.165%	7/15/27	35,864	37,013
	Celanese US Holdings LLC	6.350%	11/15/28	22,691	23,888
	Celanese US Holdings LLC	6.330%	7/15/29	3,890	4,108
	Celulosa Arauco y Constitucion SA	3.875%	11/2/27	7,402	7,139
	CRH SMW Finance DAC	5.200%	5/21/29	11,042	11,355
	Dow Chemical Co.	4.800%	11/30/28	10,590	10,774
	DuPont de Nemours Inc.	4.493%	11/15/25	28,513	28,405
	DuPont de Nemours Inc.	4.725%	11/15/28	39,920	40,496
	Eastman Chemical Co.	4.500%	12/1/28	7,817	7,798
	Eastman Chemical Co.	5.000%	8/1/29	8,035	8,149
	Ecolab Inc.	2.700%	11/1/26	13,817	13,356
	Ecolab Inc.	1.650%	2/1/27	5,800	5,458
	Ecolab Inc.	3.250%	12/1/27	9,900	9,599
	Ecolab Inc.	5.250%	1/15/28	8,806	9,104
	EIDP Inc.	4.500%	5/15/26	10,515	10,531
	FMC Corp.	5.150%	5/18/26	8,718	8,770
	FMC Corp.	3.200%	10/1/26	9,750	9,447
	Freeport-McMoRan Inc.	5.000%	9/1/27	12,252	12,282
	Freeport-McMoRan Inc.	4.125%	3/1/28	10,274	10,084
	Freeport-McMoRan Inc.	4.375%	8/1/28	4,899	4,830
	Freeport-McMoRan Inc.	5.250%	9/1/29	1,841	1,864
	Huntsman International LLC	4.500%	5/1/29	11,965	11,652
	International Flavors & Fragrances Inc.	4.450%	9/26/28	6,455	6,432
	Kinross Gold Corp.	4.500%	7/15/27	3,321	3,306
	Linde Inc.	4.700%	12/5/25	5,804	5,819

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Linde Inc.	3.200%	1/30/26	15,254	15,000
	LYB International Finance II BV	3.500%	3/2/27	9,615	9,374
	LYB International Finance III LLC	1.250%	10/1/25	5,284	5,084
	Martin Marietta Materials Inc.	3.450%	6/1/27	4,357	4,247
	Martin Marietta Materials Inc.	3.500%	12/15/27	11,644	11,339
	Mosaic Co.	4.050%	11/15/27	14,775	14,522
	Mosaic Co.	5.375%	11/15/28	10,268	10,543
[3]	Newmont Corp.	5.300%	3/15/26	15,805	15,952
	Nucor Corp.	4.300%	5/23/27	5,226	5,227
	Nucor Corp.	3.950%	5/1/28	6,736	6,657
	Nutrien Ltd.	5.950%	11/7/25	4,752	4,810
	Nutrien Ltd.	4.000%	12/15/26	12,153	12,012
	Nutrien Ltd.	5.200%	6/21/27	6,340	6,469
	Nutrien Ltd.	4.900%	3/27/28	13,625	13,811
	Nutrien Ltd.	4.200%	4/1/29	12,720	12,574
	Packaging Corp. of America	3.400%	12/15/27	7,553	7,309
	PPG Industries Inc.	1.200%	3/15/26	15,822	15,019
	PPG Industries Inc.	3.750%	3/15/28	14,863	14,545
	Rio Tinto Finance USA Ltd.	7.125%	7/15/28	15,075	16,525
	Rohm & Haas Co.	7.850%	7/15/29	3,355	3,786
	RPM International Inc.	3.750%	3/15/27	11,287	11,029
	RPM International Inc.	4.550%	3/1/29	6,910	6,867
	Sherwin-Williams Co.	3.950%	1/15/26	1,896	1,877
	Sherwin-Williams Co.	3.450%	6/1/27	24,003	23,401
[2]	Sherwin-Williams Co.	4.550%	3/1/28	6,200	6,226
	Sonoco Products Co.	2.250%	2/1/27	4,873	4,610
	Steel Dynamics Inc.	5.000%	12/15/26	6,150	6,144
	Steel Dynamics Inc.	1.650%	10/15/27	5,625	5,149
	Suzano Austria GmbH	2.500%	9/15/28	8,020	7,190
	Suzano Austria GmbH	6.000%	1/15/29	27,518	28,045
	Suzano International Finance BV	5.500%	1/17/27	5,118	5,161
	Vulcan Materials Co.	3.900%	4/1/27	6,820	6,731
	Westlake Corp.	3.600%	8/15/26	19,394	19,012
	WRKCo Inc.	4.650%	3/15/26	9,070	9,036
	WRKCo Inc.	4.000%	3/15/28	8,438	8,275
	WRKCo Inc.	3.900%	6/1/28	9,058	8,819
	WRKCo Inc.	4.900%	3/15/29	17,941	18,157
					905,895
Real Estate (4.0%)
	Agree LP	2.000%	6/15/28	5,539	5,018
	Alexandria Real Estate Equities Inc.	4.300%	1/15/26	2,484	2,467
	Alexandria Real Estate Equities Inc.	3.800%	4/15/26	7,425	7,322
	Alexandria Real Estate Equities Inc.	3.950%	1/15/27	6,216	6,110
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	4,135	4,049
	American Homes 4 Rent LP	4.250%	2/15/28	8,783	8,626
	American Homes 4 Rent LP	4.900%	2/15/29	7,594	7,631
	American Tower Corp.	1.300%	9/15/25	9,099	8,756
	American Tower Corp.	4.400%	2/15/26	7,742	7,703
	American Tower Corp.	1.600%	4/15/26	9,317	8,853
	American Tower Corp.	1.450%	9/15/26	7,924	7,434
	American Tower Corp.	3.375%	10/15/26	23,518	22,928
	American Tower Corp.	2.750%	1/15/27	14,103	13,505
	American Tower Corp.	3.125%	1/15/27	6,517	6,299
	American Tower Corp.	3.650%	3/15/27	6,249	6,107
	American Tower Corp.	3.550%	7/15/27	21,827	21,196
	American Tower Corp.	3.600%	1/15/28	8,779	8,494
	American Tower Corp.	1.500%	1/31/28	7,199	6,489
	American Tower Corp.	5.500%	3/15/28	19,215	19,745
	American Tower Corp.	5.250%	7/15/28	12,840	13,120
	American Tower Corp.	5.800%	11/15/28	11,940	12,486
	American Tower Corp.	5.200%	2/15/29	6,741	6,892
	American Tower Corp.	3.950%	3/15/29	9,956	9,651
	American Tower Corp.	3.800%	8/15/29	23,000	22,076
[2]	AvalonBay Communities Inc.	3.500%	11/15/25	4,526	4,469
[2]	AvalonBay Communities Inc.	2.950%	5/11/26	9,296	9,065
[2]	AvalonBay Communities Inc.	2.900%	10/15/26	2,900	2,811
[2]	AvalonBay Communities Inc.	3.350%	5/15/27	3,315	3,226
[2]	AvalonBay Communities Inc.	3.200%	1/15/28	6,758	6,499
[2]	AvalonBay Communities Inc.	3.300%	6/1/29	6,725	6,402

Short-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Boston Properties LP	3.650%	2/1/26	18,319	17,926
Boston Properties LP	2.750%	10/1/26	17,834	16,986
Boston Properties LP	6.750%	12/1/27	12,340	12,908
Boston Properties LP	4.500%	12/1/28	16,958	16,519
Boston Properties LP	3.400%	6/21/29	6,170	5,697
Brixmor Operating Partnership LP	4.125%	6/15/26	10,881	10,753
Brixmor Operating Partnership LP	3.900%	3/15/27	7,442	7,276
Brixmor Operating Partnership LP	2.250%	4/1/28	4,316	3,951
Brixmor Operating Partnership LP	4.125%	5/15/29	13,568	13,168
Camden Property Trust	4.100%	10/15/28	6,617	6,505
Camden Property Trust	3.150%	7/1/29	9,645	9,101
CBRE Services Inc.	4.875%	3/1/26	9,229	9,237
CBRE Services Inc.	5.500%	4/1/29	8,095	8,373
COPT Defense Properties LP	2.250%	3/15/26	10,840	10,397
COPT Defense Properties LP	2.000%	1/15/29	5,570	4,897
Crown Castle Inc.	4.450%	2/15/26	14,435	14,360
Crown Castle Inc.	3.700%	6/15/26	11,191	10,989
Crown Castle Inc.	1.050%	7/15/26	13,612	12,760
Crown Castle Inc.	2.900%	3/15/27	10,762	10,318
Crown Castle Inc.	5.000%	1/11/28	35,613	35,935
Crown Castle Inc.	3.800%	2/15/28	15,669	15,234
Crown Castle Inc.	4.800%	9/1/28	6,075	6,103
Crown Castle Inc.	4.300%	2/15/29	11,063	10,861
Crown Castle Inc.	5.600%	6/1/29	10,330	10,707
Crown Castle Inc.	4.900%	9/1/29	4,750	4,791
CubeSmart LP	4.000%	11/15/25	6,046	5,976
CubeSmart LP	3.125%	9/1/26	4,908	4,757
CubeSmart LP	2.250%	12/15/28	8,922	8,099
CubeSmart LP	4.375%	2/15/29	7,582	7,462
Digital Realty Trust LP	3.700%	8/15/27	17,025	16,605
Digital Realty Trust LP	5.550%	1/15/28	18,831	19,261
Digital Realty Trust LP	4.450%	7/15/28	5,958	5,916
Digital Realty Trust LP	3.600%	7/1/29	14,330	13,705
DOC DR LLC	4.300%	3/15/27	9,598	9,520
DOC DR LLC	3.950%	1/15/28	6,418	6,273
EPR Properties	4.500%	6/1/27	11,425	11,191
EPR Properties	4.950%	4/15/28	3,638	3,593
EPR Properties	3.750%	8/15/29	8,975	8,320
Equinix Inc.	1.000%	9/15/25	9,881	9,497
Equinix Inc.	1.450%	5/15/26	16,857	15,972
Equinix Inc.	2.900%	11/18/26	5,714	5,519
Equinix Inc.	1.800%	7/15/27	2,962	2,754
Equinix Inc.	1.550%	3/15/28	15,734	14,194
Equinix Inc.	2.000%	5/15/28	6,529	5,971
ERP Operating LP	2.850%	11/1/26	8,164	7,906
ERP Operating LP	3.250%	8/1/27	2,471	2,399
ERP Operating LP	4.150%	12/1/28	12,437	12,317
ERP Operating LP	3.000%	7/1/29	10,409	9,759
Essex Portfolio LP	3.375%	4/15/26	6,422	6,277
Essex Portfolio LP	3.625%	5/1/27	8,893	8,677
Essex Portfolio LP	1.700%	3/1/28	7,879	7,140
Essex Portfolio LP	4.000%	3/1/29	8,271	8,028
Extra Space Storage LP	3.500%	7/1/26	10,216	10,013
Extra Space Storage LP	5.700%	4/1/28	12,451	12,853
Extra Space Storage LP	3.900%	4/1/29	13,612	13,162
Extra Space Storage LP	4.000%	6/15/29	2,357	2,286
Federal Realty OP LP	1.250%	2/15/26	6,435	6,111
Federal Realty OP LP	3.250%	7/15/27	8,980	8,639
Federal Realty OP LP	5.375%	5/1/28	4,016	4,100
Federal Realty OP LP	3.200%	6/15/29	2,062	1,923
GLP Capital LP	5.375%	4/15/26	16,801	16,815
GLP Capital LP	5.750%	6/1/28	11,440	11,681
GLP Capital LP	5.300%	1/15/29	9,055	9,135
Healthcare Realty Holdings LP	3.500%	8/1/26	12,714	12,424
Healthcare Realty Holdings LP	3.750%	7/1/27	7,269	7,067
Healthpeak OP LLC	3.250%	7/15/26	6,338	6,185
Healthpeak OP LLC	1.350%	2/1/27	6,466	5,993
Healthpeak OP LLC	2.125%	12/1/28	3,573	3,235
Healthpeak OP LLC	3.500%	7/15/29	17,061	16,216
Highwoods Realty LP	3.875%	3/1/27	3,901	3,775

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Highwoods Realty LP	4.125%	3/15/28	5,892	5,666
	Highwoods Realty LP	4.200%	4/15/29	7,625	7,284
[2]	Host Hotels & Resorts LP	4.500%	2/1/26	5,728	5,686
	Invitation Homes Operating Partnership LP	2.300%	11/15/28	9,687	8,793
	Jones Lang LaSalle Inc.	6.875%	12/1/28	6,875	7,422
	Kilroy Realty LP	3.450%	12/15/24	6,055	6,012
	Kilroy Realty LP	4.375%	10/1/25	5,968	5,910
	Kilroy Realty LP	4.750%	12/15/28	4,166	4,087
	Kilroy Realty LP	4.250%	8/15/29	6,300	5,891
	Kimco Realty OP LLC	2.800%	10/1/26	7,243	6,982
	Kimco Realty OP LLC	3.800%	4/1/27	9,532	9,335
	Kimco Realty OP LLC	1.900%	3/1/28	6,396	5,828
	Kite Realty Group LP	4.000%	10/1/26	4,260	4,184
	LXP Industrial Trust	6.750%	11/15/28	5,205	5,524
	Mid-America Apartments LP	4.000%	11/15/25	6,017	5,959
	Mid-America Apartments LP	1.100%	9/15/26	5,480	5,110
	Mid-America Apartments LP	3.600%	6/1/27	14,488	14,158
	Mid-America Apartments LP	4.200%	6/15/28	5,955	5,887
	Mid-America Apartments LP	3.950%	3/15/29	9,958	9,764
	NNN REIT Inc.	4.000%	11/15/25	10,247	10,140
	NNN REIT Inc.	3.600%	12/15/26	5,511	5,398
	NNN REIT Inc.	3.500%	10/15/27	6,431	6,229
	NNN REIT Inc.	4.300%	10/15/28	8,773	8,656
	Omega Healthcare Investors Inc.	5.250%	1/15/26	10,490	10,494
	Omega Healthcare Investors Inc.	4.500%	4/1/27	8,690	8,589
	Omega Healthcare Investors Inc.	4.750%	1/15/28	9,332	9,252
	Piedmont Operating Partnership LP	9.250%	7/20/28	10,324	11,413
	Piedmont Operating Partnership LP	6.875%	7/15/29	6,370	6,620
	Prologis LP	3.250%	6/30/26	7,242	7,099
	Prologis LP	3.250%	10/1/26	6,083	5,948
	Prologis LP	2.125%	4/15/27	7,363	6,965
	Prologis LP	3.375%	12/15/27	6,741	6,546
	Prologis LP	4.875%	6/15/28	13,078	13,296
	Prologis LP	3.875%	9/15/28	2,627	2,575
	Prologis LP	4.000%	9/15/28	6,925	6,825
	Public Storage Operating Co.	0.875%	2/15/26	7,059	6,704
	Public Storage Operating Co.	1.500%	11/9/26	14,846	13,967
	Public Storage Operating Co.	3.094%	9/15/27	5,781	5,582
	Public Storage Operating Co.	1.850%	5/1/28	9,117	8,329
	Public Storage Operating Co.	1.950%	11/9/28	12,155	11,035
	Public Storage Operating Co.	5.125%	1/15/29	6,155	6,349
	Public Storage Operating Co.	3.385%	5/1/29	7,505	7,213
	Realty Income Corp.	4.625%	11/1/25	8,687	8,677
	Realty Income Corp.	0.750%	3/15/26	3,675	3,463
	Realty Income Corp.	4.875%	6/1/26	12,971	13,016
	Realty Income Corp.	4.450%	9/15/26	4,205	4,192
	Realty Income Corp.	4.125%	10/15/26	10,725	10,632
	Realty Income Corp.	3.000%	1/15/27	12,353	11,923
	Realty Income Corp.	3.200%	1/15/27	1,974	1,912
	Realty Income Corp.	3.950%	8/15/27	8,295	8,183
	Realty Income Corp.	3.400%	1/15/28	14,479	13,981
	Realty Income Corp.	2.100%	3/15/28	3,779	3,484
	Realty Income Corp.	2.200%	6/15/28	8,060	7,421
	Realty Income Corp.	4.750%	2/15/29	10,358	10,453
	Realty Income Corp.	3.250%	6/15/29	740	701
	Realty Income Corp.	3.100%	12/15/29	6,807	6,364
	Regency Centers LP	3.600%	2/1/27	8,485	8,296
	Regency Centers LP	4.125%	3/15/28	3,587	3,536
	Regency Centers LP	2.950%	9/15/29	3,361	3,110
	Retail Opportunity Investments Partnership LP	6.750%	10/15/28	100	106
	Rexford Industrial Realty LP	5.000%	6/15/28	4,209	4,251
	Sabra Health Care LP	5.125%	8/15/26	11,637	11,663
	Simon Property Group LP	3.500%	9/1/25	22,614	22,343
	Simon Property Group LP	3.300%	1/15/26	7,010	6,887
	Simon Property Group LP	3.250%	11/30/26	15,463	15,076
	Simon Property Group LP	1.375%	1/15/27	6,918	6,443
	Simon Property Group LP	3.375%	6/15/27	8,249	8,061
	Simon Property Group LP	3.375%	12/1/27	11,241	10,907
	Simon Property Group LP	1.750%	2/1/28	15,708	14,402
	Store Capital LLC	4.500%	3/15/28	5,815	5,666

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sun Communities Operating LP	2.300%	11/1/28	8,556	7,738
	Sun Communities Operating LP	5.500%	1/15/29	10,966	11,211
	Tanger Properties LP	3.125%	9/1/26	2,444	2,350
	Tanger Properties LP	3.875%	7/15/27	2,688	2,617
[2]	UDR Inc.	2.950%	9/1/26	5,253	5,068
[2]	UDR Inc.	4.400%	1/26/29	7,739	7,644
	Ventas Realty LP	4.125%	1/15/26	8,451	8,367
	Ventas Realty LP	3.250%	10/15/26	8,052	7,808
	Ventas Realty LP	3.850%	4/1/27	8,616	8,446
	Ventas Realty LP	4.000%	3/1/28	8,222	8,045
	Ventas Realty LP	4.400%	1/15/29	13,384	13,250
	VICI Properties LP	4.750%	2/15/28	21,835	21,774
	Welltower OP LLC	4.250%	4/1/26	11,521	11,445
	Welltower OP LLC	2.700%	2/15/27	8,130	7,817
	Welltower OP LLC	4.250%	4/15/28	11,917	11,789
	Welltower OP LLC	2.050%	1/15/29	3,930	3,534
	Welltower OP LLC	4.125%	3/15/29	8,495	8,335
	Weyerhaeuser Co.	4.750%	5/15/26	18,943	18,975
	WP Carey Inc.	4.250%	10/1/26	5,503	5,442
	WP Carey Inc.	3.850%	7/15/29	5,280	5,083
					1,666,475
Technology (7.6%)
	Adobe Inc.	2.150%	2/1/27	10,733	10,247
	Adobe Inc.	4.850%	4/4/27	17,510	17,794
	Adobe Inc.	4.800%	4/4/29	11,975	12,284
	Analog Devices Inc.	3.500%	12/5/26	19,955	19,634
	Analog Devices Inc.	3.450%	6/15/27	8,083	7,919
	Apple Inc.	0.700%	2/8/26	34,564	32,905
	Apple Inc.	3.250%	2/23/26	52,194	51,482
	Apple Inc.	2.450%	8/4/26	52,171	50,556
	Apple Inc.	2.050%	9/11/26	27,947	26,822
	Apple Inc.	3.350%	2/9/27	35,424	34,883
	Apple Inc.	3.200%	5/11/27	41,867	41,010
	Apple Inc.	3.000%	6/20/27	22,662	22,092
	Apple Inc.	2.900%	9/12/27	37,202	36,057
	Apple Inc.	3.000%	11/13/27	24,490	23,795
	Apple Inc.	1.200%	2/8/28	31,428	28,669
	Apple Inc.	4.000%	5/10/28	26,309	26,394
	Apple Inc.	1.400%	8/5/28	32,803	29,803
	Apple Inc.	3.250%	8/8/29	15,600	15,050
	Applied Materials Inc.	3.900%	10/1/25	5,102	5,069
	Applied Materials Inc.	3.300%	4/1/27	19,214	18,785
	Applied Materials Inc.	4.800%	6/15/29	6,930	7,087
	Arrow Electronics Inc.	3.875%	1/12/28	10,250	9,944
	Atlassian Corp.	5.250%	5/15/29	8,110	8,296
	Autodesk Inc.	3.500%	6/15/27	8,206	8,015
	Automatic Data Processing Inc.	3.375%	9/15/25	11,678	11,542
	Automatic Data Processing Inc.	1.700%	5/15/28	17,631	16,216
	Avnet Inc.	4.625%	4/15/26	7,132	7,088
	Avnet Inc.	6.250%	3/15/28	6,977	7,281
	Broadcom Corp.	3.875%	1/15/27	48,992	48,326
	Broadcom Corp.	3.500%	1/15/28	12,170	11,773
	Broadcom Inc.	3.150%	11/15/25	13,848	13,592
	Broadcom Inc.	3.459%	9/15/26	13,042	12,770
	Broadcom Inc.	5.050%	7/12/27	17,445	17,713
	Broadcom Inc.	4.110%	9/15/28	24,377	24,076
[3]	Broadcom Inc.	4.000%	4/15/29	26,395	25,748
	Broadcom Inc.	4.750%	4/15/29	7,531	7,583
	Broadcom Inc.	5.050%	7/12/29	17,765	18,109
	Broadridge Financial Solutions Inc.	3.400%	6/27/26	7,779	7,603
	CDW LLC	2.670%	12/1/26	16,554	15,798
	CDW LLC	4.250%	4/1/28	8,295	8,153
	CDW LLC	3.276%	12/1/28	3,692	3,462
	CDW LLC	3.250%	2/15/29	15,195	14,252
	CGI Inc.	1.450%	9/14/26	9,858	9,242
	Cintas Corp. No. 2	3.700%	4/1/27	24,064	23,709
	Cisco Systems Inc.	4.900%	2/26/26	5,318	5,370
	Cisco Systems Inc.	2.950%	2/28/26	14,553	14,272
	Cisco Systems Inc.	2.500%	9/20/26	26,937	26,077

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Cisco Systems Inc.	4.800%	2/26/27	32,535	33,063
	Cisco Systems Inc.	4.850%	2/26/29	50,630	52,022
	Concentrix Corp.	6.650%	8/2/26	13,962	14,357
	Concentrix Corp.	6.600%	8/2/28	12,787	13,410
	Dell International LLC	6.020%	6/15/26	49,495	50,553
	Dell International LLC	4.900%	10/1/26	36,632	36,831
	Dell International LLC	6.100%	7/15/27	2,328	2,431
	Dell International LLC	5.250%	2/1/28	16,692	17,111
	DXC Technology Co.	1.800%	9/15/26	11,035	10,370
	DXC Technology Co.	2.375%	9/15/28	10,530	9,450
	Equifax Inc.	2.600%	12/15/25	7,844	7,626
	Equifax Inc.	5.100%	12/15/27	9,894	10,062
	Equifax Inc.	5.100%	6/1/28	20,874	21,239
	Fidelity National Information Services Inc.	1.150%	3/1/26	22,701	21,550
	Fidelity National Information Services Inc.	1.650%	3/1/28	13,653	12,364
	Fiserv Inc.	3.200%	7/1/26	38,974	38,058
	Fiserv Inc.	2.250%	6/1/27	21,081	19,895
	Fiserv Inc.	5.450%	3/2/28	16,872	17,397
	Fiserv Inc.	5.375%	8/21/28	10,078	10,411
	Fiserv Inc.	4.200%	10/1/28	19,772	19,548
	Fiserv Inc.	3.500%	7/1/29	47,936	45,908
	Flex Ltd.	3.750%	2/1/26	14,746	14,488
	Flex Ltd.	4.875%	6/15/29	10,603	10,564
	Fortinet Inc.	1.000%	3/15/26	7,287	6,896
	Genpact Luxembourg Sarl	6.000%	6/4/29	4,085	4,237
	Hewlett Packard Enterprise Co.	4.900%	10/15/25	36,337	36,311
	Hewlett Packard Enterprise Co.	1.750%	4/1/26	15,489	14,807
	Hewlett Packard Enterprise Co.	5.250%	7/1/28	9,235	9,450
	HP Inc.	1.450%	6/17/26	11,733	11,111
	HP Inc.	3.000%	6/17/27	15,364	14,757
	HP Inc.	4.750%	1/15/28	14,886	15,050
	HP Inc.	4.000%	4/15/29	20,248	19,735
	Hubbell Inc.	3.350%	3/1/26	6,780	6,646
	Hubbell Inc.	3.150%	8/15/27	5,135	4,939
	Hubbell Inc.	3.500%	2/15/28	7,406	7,162
	IBM International Capital Pte. Ltd.	4.600%	2/5/29	16,860	16,997
	Intel Corp.	4.875%	2/10/26	8,070	8,058
	Intel Corp.	2.600%	5/19/26	28,773	27,660
	Intel Corp.	3.750%	3/25/27	18,034	17,554
	Intel Corp.	3.150%	5/11/27	21,943	21,007
	Intel Corp.	3.750%	8/5/27	15,004	14,563
	Intel Corp.	4.875%	2/10/28	33,198	33,195
	Intel Corp.	1.600%	8/12/28	18,522	16,362
	Intel Corp.	2.450%	11/15/29	10,500	9,304
	International Business Machines Corp.	7.000%	10/30/25	9,798	10,060
	International Business Machines Corp.	3.450%	2/19/26	36,207	35,663
	International Business Machines Corp.	3.300%	5/15/26	65,953	64,696
	International Business Machines Corp.	3.300%	1/27/27	8,055	7,869
	International Business Machines Corp.	1.700%	5/15/27	29,227	27,276
	International Business Machines Corp.	4.150%	7/27/27	8,221	8,191
	International Business Machines Corp.	6.220%	8/1/27	7,098	7,457
	International Business Machines Corp.	4.500%	2/6/28	28,187	28,405
	International Business Machines Corp.	3.500%	5/15/29	37,326	35,950
	Intuit Inc.	5.125%	9/15/28	14,044	14,504
	Jabil Inc.	1.700%	4/15/26	8,844	8,408
	Jabil Inc.	4.250%	5/15/27	4,537	4,483
	Jabil Inc.	5.450%	2/1/29	7,757	7,900
	Juniper Networks Inc.	1.200%	12/10/25	6,294	6,007
	KLA Corp.	4.100%	3/15/29	12,700	12,635
	Kyndryl Holdings Inc.	2.050%	10/15/26	11,660	10,962
	Kyndryl Holdings Inc.	2.700%	10/15/28	8,106	7,403
	Lam Research Corp.	3.750%	3/15/26	13,450	13,310
	Lam Research Corp.	4.000%	3/15/29	16,145	15,957
	Marvell Technology Inc.	1.650%	4/15/26	7,642	7,279
	Marvell Technology Inc.	2.450%	4/15/28	12,141	11,226
[2]	Marvell Technology Inc.	4.875%	6/22/28	8,387	8,421
	Marvell Technology Inc.	5.750%	2/15/29	8,118	8,468
	Microchip Technology Inc.	4.250%	9/1/25	25,267	25,073
	Microchip Technology Inc.	5.050%	3/15/29	16,750	17,081
	Micron Technology Inc.	4.975%	2/6/26	5,589	5,606

Short-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Micron Technology Inc.	4.185%	2/15/27	13,848	13,710
Micron Technology Inc.	5.375%	4/15/28	13,990	14,315
Micron Technology Inc.	5.327%	2/6/29	10,001	10,244
Microsoft Corp.	3.125%	11/3/25	47,445	46,823
Microsoft Corp.	2.400%	8/8/26	66,837	64,790
Microsoft Corp.	3.400%	9/15/26	18,195	17,956
Microsoft Corp.	3.300%	2/6/27	63,369	62,388
Microsoft Corp.	3.400%	6/15/27	1,241	1,223
Moody's Corp.	4.250%	2/1/29	13,269	13,215
Motorola Solutions Inc.	4.600%	2/23/28	10,747	10,781
Motorola Solutions Inc.	5.000%	4/15/29	7,250	7,388
NetApp Inc.	2.375%	6/22/27	8,718	8,234
Nokia OYJ	4.375%	6/12/27	5,825	5,762
NVIDIA Corp.	3.200%	9/16/26	22,428	22,033
NVIDIA Corp.	1.550%	6/15/28	23,847	21,838
NXP BV	5.350%	3/1/26	8,462	8,514
NXP BV	3.875%	6/18/26	14,696	14,490
NXP BV	3.150%	5/1/27	11,896	11,471
NXP BV	4.400%	6/1/27	7,711	7,687
NXP BV	4.300%	6/18/29	21,737	21,443
Oracle Corp.	5.800%	11/10/25	6,022	6,102
Oracle Corp.	1.650%	3/25/26	57,250	54,666
Oracle Corp.	2.650%	7/15/26	62,571	60,417
Oracle Corp.	2.800%	4/1/27	30,290	29,110
Oracle Corp.	3.250%	11/15/27	39,005	37,682
Oracle Corp.	2.300%	3/25/28	49,568	46,017
Oracle Corp.	4.500%	5/6/28	2,374	2,384
QUALCOMM Inc.	3.250%	5/20/27	44,707	43,620
Quanta Services Inc.	4.750%	8/9/27	9,400	9,444
RELX Capital Inc.	4.000%	3/18/29	16,471	16,193
Roper Technologies Inc.	1.000%	9/15/25	9,833	9,458
Roper Technologies Inc.	3.850%	12/15/25	3,613	3,580
Roper Technologies Inc.	3.800%	12/15/26	15,169	14,938
Roper Technologies Inc.	4.200%	9/15/28	13,105	12,998
Roper Technologies Inc.	4.500%	10/15/29	6,750	6,738
S&P Global Inc.	2.950%	1/22/27	7,125	6,905
S&P Global Inc.	2.450%	3/1/27	16,265	15,577
S&P Global Inc.	4.750%	8/1/28	13,229	13,434
S&P Global Inc.	2.700%	3/1/29	19,385	18,116
S&P Global Inc.	4.250%	5/1/29	13,743	13,707
Salesforce Inc.	3.700%	4/11/28	28,007	27,575
Salesforce Inc.	1.500%	7/15/28	22,529	20,422
Skyworks Solutions Inc.	1.800%	6/1/26	18,117	17,194
TD SYNNEX Corp.	1.750%	8/9/26	16,108	15,173
Texas Instruments Inc.	1.125%	9/15/26	6,002	5,646
Texas Instruments Inc.	4.600%	2/15/28	11,865	12,038
Texas Instruments Inc.	4.600%	2/8/29	16,745	17,072
Texas Instruments Inc.	2.250%	9/4/29	8,362	7,650
TSMC Arizona Corp.	1.750%	10/25/26	27,298	25,745
TSMC Arizona Corp.	3.875%	4/22/27	6,693	6,592
TSMC Arizona Corp.	4.125%	4/22/29	7,772	7,710
Verisk Analytics Inc.	4.000%	6/15/25	2,815	2,790
Verisk Analytics Inc.	4.125%	3/15/29	13,048	12,876
VMware LLC	1.400%	8/15/26	28,529	26,836
VMware LLC	4.650%	5/15/27	3,124	3,130
VMware LLC	3.900%	8/21/27	26,193	25,747
VMware LLC	1.800%	8/15/28	12,516	11,283
Workday Inc.	3.500%	4/1/27	16,020	15,669
Workday Inc.	3.700%	4/1/29	12,050	11,652
				3,187,337
Utilities (6.3%)
AEP Texas Inc.	5.450%	5/15/29	12,275	12,704
AEP Transmission Co. LLC	3.100%	12/1/26	9,416	9,144
AES Corp.	1.375%	1/15/26	6,427	6,124
AES Corp.	5.450%	6/1/28	19,196	19,559
Alabama Power Co.	3.750%	9/1/27	6,450	6,364
Algonquin Power & Utilities Corp.	5.365%	6/15/26	15,098	15,209
Ameren Corp.	3.650%	2/15/26	4,629	4,562
Ameren Corp.	5.700%	12/1/26	7,458	7,629

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ameren Corp.	1.950%	3/15/27	6,915	6,480
	Ameren Corp.	1.750%	3/15/28	3,296	2,997
	Ameren Corp.	5.000%	1/15/29	15,380	15,605
[2]	American Electric Power Co. Inc.	1.000%	11/1/25	2,224	2,125
	American Electric Power Co. Inc.	5.750%	11/1/27	6,979	7,235
[2]	American Electric Power Co. Inc.	4.300%	12/1/28	17,775	17,575
	American Electric Power Co. Inc.	5.200%	1/15/29	13,220	13,547
	American Electric Power Co. Inc.	3.875%	2/15/62	11,334	10,548
	American Water Capital Corp.	2.950%	9/1/27	11,810	11,377
	American Water Capital Corp.	3.750%	9/1/28	7,248	7,085
	American Water Capital Corp.	3.450%	6/1/29	9,045	8,679
[2]	Appalachian Power Co.	3.300%	6/1/27	10,556	10,218
	Arizona Public Service Co.	2.600%	8/15/29	10,445	9,579
	Atmos Energy Corp.	3.000%	6/15/27	13,699	13,246
	Avangrid Inc.	3.800%	6/1/29	10,520	10,131
	Baltimore Gas & Electric Co.	2.400%	8/15/26	7,175	6,901
	Berkshire Hathaway Energy Co.	3.250%	4/15/28	11,915	11,497
	Black Hills Corp.	3.950%	1/15/26	4,924	4,865
	Black Hills Corp.	3.150%	1/15/27	8,224	7,949
	Black Hills Corp.	5.950%	3/15/28	5,554	5,799
[2]	CenterPoint Energy Houston Electric LLC	2.400%	9/1/26	8,118	7,796
[2]	CenterPoint Energy Houston Electric LLC	3.000%	2/1/27	4,989	4,839
	CenterPoint Energy Houston Electric LLC	5.200%	10/1/28	14,827	15,228
	CenterPoint Energy Inc.	1.450%	6/1/26	7,820	7,389
	CenterPoint Energy Inc.	5.250%	8/10/26	5,082	5,140
	CenterPoint Energy Inc.	5.400%	6/1/29	17,935	18,444
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	13,125	13,419
	Cleco Corporate Holdings LLC	3.743%	5/1/26	10,923	10,701
	CMS Energy Corp.	3.000%	5/15/26	12,645	12,272
	Commonwealth Edison Co.	2.550%	6/15/26	4,264	4,130
	Commonwealth Edison Co.	3.700%	8/15/28	9,186	8,970
[2]	Connecticut Light & Power Co.	0.750%	12/1/25	1,802	1,719
[2]	Connecticut Light & Power Co.	3.200%	3/15/27	12,430	12,096
[2]	Consolidated Edison Co. of New York Inc.	3.125%	11/15/27	8,445	8,130
[2]	Consolidated Edison Co. of New York Inc.	4.000%	12/1/28	18,077	17,920
	Constellation Energy Generation LLC	5.600%	3/1/28	13,130	13,609
	Consumers Energy Co.	4.650%	3/1/28	14,389	14,549
	Consumers Energy Co.	4.900%	2/15/29	9,045	9,257
	Consumers Energy Co.	4.600%	5/30/29	8,135	8,229
	Dominion Energy Inc.	3.900%	10/1/25	18,687	18,506
[2]	Dominion Energy Inc.	1.450%	4/15/26	15,194	14,437
[2]	Dominion Energy Inc.	2.850%	8/15/26	9,579	9,266
[2]	Dominion Energy Inc.	3.600%	3/15/27	2,854	2,787
	DTE Electric Co.	4.850%	12/1/26	7,319	7,422
[2]	DTE Electric Co.	1.900%	4/1/28	4,798	4,413
	DTE Energy Co.	2.850%	10/1/26	9,355	9,047
	DTE Energy Co.	4.950%	7/1/27	11,761	11,890
	DTE Energy Co.	4.875%	6/1/28	14,709	14,875
	DTE Energy Co.	5.100%	3/1/29	16,955	17,294
[2]	DTE Energy Co.	3.400%	6/15/29	10,434	9,897
	Duke Energy Carolinas LLC	2.950%	12/1/26	8,448	8,201
	Duke Energy Carolinas LLC	2.450%	8/15/29	12,830	11,736
	Duke Energy Corp.	0.900%	9/15/25	10,063	9,680
	Duke Energy Corp.	5.000%	12/8/25	1,765	1,772
	Duke Energy Corp.	2.650%	9/1/26	33,439	32,254
	Duke Energy Corp.	4.850%	1/5/27	5,340	5,395
	Duke Energy Corp.	3.150%	8/15/27	9,034	8,713
	Duke Energy Corp.	5.000%	12/8/27	17,629	17,957
	Duke Energy Corp.	4.300%	3/15/28	14,915	14,831
	Duke Energy Corp.	4.850%	1/5/29	9,500	9,642
	Duke Energy Corp.	3.400%	6/15/29	8,952	8,507
	Duke Energy Corp.	3.250%	1/15/82	8,154	7,335
	Duke Energy Florida LLC	3.200%	1/15/27	21,891	21,342
	Duke Energy Progress LLC	3.700%	9/1/28	7,944	7,783
	Duke Energy Progress LLC	3.450%	3/15/29	11,349	10,939
	Edison International	5.750%	6/15/27	11,965	12,260
	Edison International	5.250%	11/15/28	10,625	10,812
	Edison International	5.450%	6/15/29	7,650	7,866
	Emera US Finance LP	3.550%	6/15/26	18,161	17,706
	Enel Americas SA	4.000%	10/25/26	10,188	10,018

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enel Chile SA	4.875%	6/12/28	15,633	15,450
	Entergy Arkansas LLC	3.500%	4/1/26	17,235	16,992
	Entergy Arkansas LLC	4.000%	6/1/28	6,640	6,551
	Entergy Corp.	0.900%	9/15/25	19,159	18,445
	Entergy Corp.	2.950%	9/1/26	18,544	17,975
	Entergy Louisiana LLC	2.400%	10/1/26	4,458	4,273
	Entergy Louisiana LLC	3.250%	4/1/28	5,143	4,930
	Entergy Texas Inc.	4.000%	3/30/29	4,397	4,321
	Essential Utilities Inc.	4.800%	8/15/27	9,500	9,566
	Essential Utilities Inc.	3.566%	5/1/29	7,568	7,263
	Evergy Kansas Central Inc.	2.550%	7/1/26	12,165	11,770
	Evergy Kansas Central Inc.	3.100%	4/1/27	3,637	3,518
[2]	Eversource Energy	1.400%	8/15/26	3,042	2,858
	Eversource Energy	2.900%	3/1/27	16,663	15,987
	Eversource Energy	4.600%	7/1/27	8,802	8,799
[2]	Eversource Energy	3.300%	1/15/28	6,667	6,375
	Eversource Energy	5.450%	3/1/28	32,698	33,521
	Eversource Energy	5.950%	2/1/29	16,270	17,060
[2]	Eversource Energy	4.250%	4/1/29	6,980	6,851
	Exelon Corp.	3.400%	4/15/26	17,810	17,493
	Exelon Corp.	2.750%	3/15/27	15,805	15,178
	Exelon Corp.	5.150%	3/15/28	26,213	26,759
	Exelon Corp.	5.150%	3/15/29	5,215	5,350
[2]	FirstEnergy Corp.	1.600%	1/15/26	1,560	1,492
[2]	FirstEnergy Corp.	3.900%	7/15/27	27,145	26,620
	Florida Power & Light Co.	3.125%	12/1/25	10,434	10,269
	Florida Power & Light Co.	4.450%	5/15/26	5,332	5,342
[2]	Florida Power & Light Co.	3.300%	5/30/27	1,722	1,675
	Florida Power & Light Co.	5.050%	4/1/28	9,363	9,590
	Florida Power & Light Co.	4.400%	5/15/28	25,419	25,565
	Florida Power & Light Co.	5.150%	6/15/29	10,375	10,738
	Fortis Inc.	3.055%	10/4/26	22,443	21,655
	Georgia Power Co.	3.250%	4/1/26	9,334	9,155
	Georgia Power Co.	5.004%	2/23/27	8,155	8,287
	Georgia Power Co.	3.250%	3/30/27	10,531	10,275
	Georgia Power Co.	4.650%	5/16/28	22,128	22,354
	Interstate Power & Light Co.	4.100%	9/26/28	8,960	8,831
	ITC Holdings Corp.	3.250%	6/30/26	12,724	12,410
	ITC Holdings Corp.	3.350%	11/15/27	12,369	11,926
[2]	Louisville Gas & Electric Co.	3.300%	10/1/25	2,016	1,987
	MidAmerican Energy Co.	3.100%	5/1/27	6,068	5,894
	MidAmerican Energy Co.	3.650%	4/15/29	16,166	15,728
	Mississippi Power Co.	3.950%	3/30/28	3,501	3,438
	National Fuel Gas Co.	5.500%	1/15/26	7,472	7,518
	National Fuel Gas Co.	5.500%	10/1/26	3,628	3,678
	National Fuel Gas Co.	4.750%	9/1/28	5,425	5,415
	National Grid plc	5.602%	6/12/28	15,863	16,413
	National Rural Utilities Cooperative Finance Corp.	5.450%	10/30/25	12,696	12,814
[2]	National Rural Utilities Cooperative Finance Corp.	3.250%	11/1/25	2,608	2,565
	National Rural Utilities Cooperative Finance Corp.	4.450%	3/13/26	440	440
[2]	National Rural Utilities Cooperative Finance Corp.	1.000%	6/15/26	8,651	8,136
[2]	National Rural Utilities Cooperative Finance Corp.	5.600%	11/13/26	1,814	1,857
	National Rural Utilities Cooperative Finance Corp.	3.050%	4/25/27	6,158	5,959
[2]	National Rural Utilities Cooperative Finance Corp.	5.100%	5/6/27	11,594	11,816
	National Rural Utilities Cooperative Finance Corp.	3.400%	2/7/28	18,278	17,750
	National Rural Utilities Cooperative Finance Corp.	4.800%	3/15/28	16,814	17,048
[2]	National Rural Utilities Cooperative Finance Corp.	5.050%	9/15/28	11,868	12,132
[2]	National Rural Utilities Cooperative Finance Corp.	4.850%	2/7/29	16,670	16,980
	National Rural Utilities Cooperative Finance Corp.	3.700%	3/15/29	10,440	10,127
	National Rural Utilities Cooperative Finance Corp.	5.150%	6/15/29	13,670	14,102
[2]	National Rural Utilities Cooperative Finance Corp.	5.250%	4/20/46	3,556	3,535
[2]	Nevada Power Co.	3.700%	5/1/29	8,000	7,764
	NextEra Energy Capital Holdings Inc.	5.749%	9/1/25	30,317	30,564
	NextEra Energy Capital Holdings Inc.	4.950%	1/29/26	3,370	3,387
	NextEra Energy Capital Holdings Inc.	1.875%	1/15/27	17,889	16,859
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	33,944	33,145
	NextEra Energy Capital Holdings Inc.	4.625%	7/15/27	22,750	22,904
	NextEra Energy Capital Holdings Inc.	4.900%	2/28/28	25,211	25,543
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	27,679	25,215
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	8,442	8,077

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	8,400	8,570
	NextEra Energy Capital Holdings Inc.	3.800%	3/15/82	18,535	17,318
	NiSource Inc.	3.490%	5/15/27	20,464	19,933
	NiSource Inc.	5.250%	3/30/28	16,658	17,030
	NiSource Inc.	5.200%	7/1/29	6,605	6,764
	NSTAR Electric Co.	3.200%	5/15/27	11,162	10,829
	NSTAR Electric Co.	3.250%	5/15/29	6,190	5,889
	OGE Energy Corp.	5.450%	5/15/29	6,775	7,008
	Oncor Electric Delivery Co. LLC	0.550%	10/1/25	2,681	2,568
	Oncor Electric Delivery Co. LLC	4.300%	5/15/28	9,986	9,953
	Oncor Electric Delivery Co. LLC	5.750%	3/15/29	4,700	4,951
	ONE Gas Inc.	5.100%	4/1/29	8,937	9,179
	Pacific Gas & Electric Co.	3.150%	1/1/26	41,046	40,060
	Pacific Gas & Electric Co.	3.300%	3/15/27	12,650	12,209
	Pacific Gas & Electric Co.	2.100%	8/1/27	23,082	21,440
	Pacific Gas & Electric Co.	3.300%	12/1/27	21,711	20,717
	Pacific Gas & Electric Co.	3.000%	6/15/28	15,413	14,472
	Pacific Gas & Electric Co.	3.750%	7/1/28	14,872	14,311
	Pacific Gas & Electric Co.	4.650%	8/1/28	3,595	3,571
	Pacific Gas & Electric Co.	6.100%	1/15/29	21,078	22,050
	Pacific Gas & Electric Co.	4.200%	3/1/29	2,458	2,390
	Pacific Gas & Electric Co.	5.550%	5/15/29	12,575	12,943
	PacifiCorp	5.100%	2/15/29	7,793	7,990
	PacifiCorp	3.500%	6/15/29	6,250	5,969
	PECO Energy Co.	3.150%	10/15/25	3,218	3,167
	Piedmont Natural Gas Co. Inc.	3.500%	6/1/29	9,175	8,772
	PPL Capital Funding Inc.	3.100%	5/15/26	16,418	15,992
[2]	Public Service Electric & Gas Co.	0.950%	3/15/26	7,594	7,196
[2]	Public Service Electric & Gas Co.	2.250%	9/15/26	7,656	7,335
[2]	Public Service Electric & Gas Co.	3.000%	5/15/27	4,741	4,582
[2]	Public Service Electric & Gas Co.	3.700%	5/1/28	4,461	4,361
[2]	Public Service Electric & Gas Co.	3.650%	9/1/28	4,233	4,122
[2]	Public Service Electric & Gas Co.	3.200%	5/15/29	5,258	4,999
	Public Service Enterprise Group Inc.	5.850%	11/15/27	11,449	11,896
	Public Service Enterprise Group Inc.	5.875%	10/15/28	12,755	13,338
	Public Service Enterprise Group Inc.	5.200%	4/1/29	11,810	12,121
	Puget Energy Inc.	2.379%	6/15/28	8,127	7,410
	San Diego Gas & Electric Co.	2.500%	5/15/26	6,800	6,610
	San Diego Gas & Electric Co.	4.950%	8/15/28	9,887	10,090
	Sempra	3.250%	6/15/27	8,716	8,425
	Sempra	3.400%	2/1/28	16,448	15,846
	Sempra	3.700%	4/1/29	7,890	7,602
	Sempra	4.125%	4/1/52	16,511	15,469
	Sempra	6.875%	10/1/54	3,590	3,634
	Sierra Pacific Power Co.	2.600%	5/1/26	3,488	3,379
[2]	Southern California Edison Co.	1.200%	2/1/26	10,850	10,327
	Southern California Edison Co.	5.350%	3/1/26	11,551	11,686
	Southern California Edison Co.	4.875%	2/1/27	8,297	8,378
[2]	Southern California Edison Co.	4.700%	6/1/27	15,070	15,223
	Southern California Edison Co.	5.850%	11/1/27	19,250	20,047
	Southern California Edison Co.	5.300%	3/1/28	20,639	21,173
	Southern California Edison Co.	5.650%	10/1/28	15,002	15,627
[2]	Southern California Edison Co.	4.200%	3/1/29	4,165	4,112
	Southern California Edison Co.	5.150%	6/1/29	11,310	11,623
[2]	Southern California Gas Co.	2.600%	6/15/26	8,538	8,265
	Southern California Gas Co.	2.950%	4/15/27	8,362	8,067
	Southern Co.	5.150%	10/6/25	2,620	2,630
	Southern Co.	3.250%	7/1/26	34,298	33,503
	Southern Co.	5.113%	8/1/27	7,667	7,788
	Southern Co.	4.850%	6/15/28	16,113	16,355
	Southern Co.	5.500%	3/15/29	21,198	22,062
[2]	Southern Co.	4.000%	1/15/51	10,279	10,050
[2]	Southern Co.	3.750%	9/15/51	16,792	15,975
	Southern Co. Gas Capital Corp.	3.250%	6/15/26	12,155	11,880
	Southern Power Co.	4.150%	12/1/25	14,839	14,727
	Southern Power Co.	0.900%	1/15/26	2,519	2,395
	Southwest Gas Corp.	5.800%	12/1/27	4,528	4,677
	Southwest Gas Corp.	5.450%	3/23/28	9,855	10,075
[2]	Southwestern Electric Power Co.	1.650%	3/15/26	10,884	10,421
[2]	Southwestern Electric Power Co.	2.750%	10/1/26	11,262	10,833

Short-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Southwestern Electric Power Co.	4.100%	9/15/28	9,343	9,168
	Tampa Electric Co.	4.900%	3/1/29	8,125	8,283
	Union Electric Co.	2.950%	6/15/27	12,651	12,207
	Union Electric Co.	3.500%	3/15/29	9,925	9,588
	United Utilities plc	6.875%	8/15/28	6,232	6,714
[2]	Virginia Electric & Power Co.	3.150%	1/15/26	25,970	25,474
[2]	Virginia Electric & Power Co.	2.950%	11/15/26	4,048	3,929
[2]	Virginia Electric & Power Co.	3.500%	3/15/27	12,459	12,201
[2]	Virginia Electric & Power Co.	3.750%	5/15/27	4,434	4,363
[2]	Virginia Electric & Power Co.	3.800%	4/1/28	6,376	6,252
[2]	Virginia Electric & Power Co.	2.875%	7/15/29	10,000	9,311
	WEC Energy Group Inc.	5.000%	9/27/25	5,875	5,889
	WEC Energy Group Inc.	4.750%	1/9/26	9,820	9,827
	WEC Energy Group Inc.	5.150%	10/1/27	12,921	13,178
	WEC Energy Group Inc.	4.750%	1/15/28	10,870	10,969
	WEC Energy Group Inc.	2.200%	12/15/28	5,982	5,458
	Wisconsin Electric Power Co.	5.000%	5/15/29	11,450	11,763
	Wisconsin Power & Light Co.	3.050%	10/15/27	4,864	4,675
	Wisconsin Power & Light Co.	3.000%	7/1/29	5,895	5,544
	Wisconsin Public Service Corp.	5.350%	11/10/25	3,240	3,264
	Xcel Energy Inc.	3.350%	12/1/26	11,225	10,920
	Xcel Energy Inc.	1.750%	3/15/27	12,999	12,130
	Xcel Energy Inc.	4.000%	6/15/28	9,307	9,116
					2,647,994
Total Corporate Bonds (Cost $41,398,336)					41,371,871
				Shares
Temporary Cash Investments (1.1%)
Money Market Fund (1.1%)
[5]	Vanguard Market Liquidity Fund (Cost $455,863)	5.373%		4,559,086	455,863
Total Investments (99.8%) (Cost $42,086,239)					42,059,762
Other Assets and Liabilities—Net (0.2%)					92,037
Net Assets (100%)					42,151,799
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2024.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, the aggregate value was $342,324,000, representing 0.8% of net assets.
4	Securities with a value of $5,249,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
5-Year U.S. Treasury Note	December 2024	1,307	142,984	1

Short Futures Contracts
2-Year U.S. Treasury Note	December 2024	(944)	(195,924)	223
				224
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $41,630,376)	41,603,899
Affiliated Issuers (Cost $455,863)	455,863
Total Investments in Securities	42,059,762
Investment in Vanguard	1,155
Cash	2
Receivables for Investment Securities Sold	414,030
Receivables for Accrued Income	445,137
Receivables for Capital Shares Issued	7,349
Variation Margin Receivable—Futures Contracts	643
Total Assets	42,928,078
Liabilities
Payables for Investment Securities Purchased	742,923
Payables for Capital Shares Redeemed	30,259
Payables for Distributions	2,309
Payables to Vanguard	788
Total Liabilities	776,279
Net Assets	42,151,799
At August 31, 2024, net assets consisted of:

Paid-in Capital	43,255,155
Total Distributable Earnings (Loss)	(1,103,356)
Net Assets	42,151,799

ETF Shares—Net Assets
Applicable to 451,588,988 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	35,599,123
Net Asset Value Per Share—ETF Shares	$78.83

Admiral Shares—Net Assets
Applicable to 192,289,148 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,114,521
Net Asset Value Per Share—Admiral Shares	$21.40

Institutional Shares—Net Assets
Applicable to 93,079,598 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,438,155
Net Asset Value Per Share—Institutional Shares	$26.19
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Interest[1]	1,569,854
Total Income	1,569,854
Expenses
The Vanguard Group—Note B
Investment Advisory Services	823
Management and Administrative—ETF Shares	10,666
Management and Administrative—Admiral Shares	2,462
Management and Administrative—Institutional Shares	1,060
Marketing and Distribution—ETF Shares	1,764
Marketing and Distribution—Admiral Shares	209
Marketing and Distribution—Institutional Shares	89
Custodian Fees	216
Auditing Fees	58
Shareholders’ Reports—ETF Shares	582
Shareholders’ Reports—Admiral Shares	41
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	27
Other Expenses	24
Total Expenses	18,022
Net Investment Income	1,551,832
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(518,020)
Futures Contracts	(2,992)
Swap Contracts	(716)
Realized Net Gain (Loss)	(521,728)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	2,079,276
Futures Contracts	45
Swap Contracts	520
Change in Unrealized Appreciation (Depreciation)	2,079,841
Net Increase (Decrease) in Net Assets Resulting from Operations	3,109,945
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $8,361,000, $137,000, $1,000, and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($129,342,000) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,551,832	1,256,006
Realized Net Gain (Loss)	(521,728)	(1,296,803)
Change in Unrealized Appreciation (Depreciation)	2,079,841	948,307
Net Increase (Decrease) in Net Assets Resulting from Operations	3,109,945	907,510
Distributions
ETF Shares	(1,294,942)	(1,047,846)
Admiral Shares	(150,205)	(117,989)
Institutional Shares	(91,173)	(66,109)
Total Distributions	(1,536,320)	(1,231,944)
Capital Share Transactions
ETF Shares	(2,515,995)	(6,648,044)
Admiral Shares	(103,214)	(555,646)
Institutional Shares	(99,669)	216,450
Net Increase (Decrease) from Capital Share Transactions	(2,718,878)	(6,987,240)
Total Increase (Decrease)	(1,145,253)	(7,311,674)
Net Assets
Beginning of Period	43,297,052	50,608,726
End of Period	42,151,799	43,297,052
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$75.75	$76.14	$82.67	$82.95	$81.18
Investment Operations
Net Investment Income[1]	2.876	2.094	1.319	1.433	2.127
Net Realized and Unrealized Gain (Loss) on Investments	3.043	(.441)	(6.388)	(.250)	1.815
Total from Investment Operations	5.919	1.653	(5.069)	1.183	3.942
Distributions
Dividends from Net Investment Income	(2.839)	(2.043)	(1.279)	(1.463)	(2.172)
Distributions from Realized Capital Gains	—	—	(.182)	—	—
Total Distributions	(2.839)	(2.043)	(1.461)	(1.463)	(2.172)
Net Asset Value, End of Period	$78.83	$75.75	$76.14	$82.67	$82.95
Total Return	7.99%	2.23%	-6.19%	1.44%	4.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$35,599	$36,793	$43,723	$41,569	$31,797
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.75%	2.78%	1.67%	1.73%	2.62%
Portfolio Turnover Rate[3]	69%	63%	50%	42%	56%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$20.57	$20.70	$22.49	$22.55	$22.06
Investment Operations
Net Investment Income[1]	.778	.566	.351	.385	.578
Net Realized and Unrealized Gain (Loss) on Investments	.834	(.126)	(1.741)	(.063)	.485
Total from Investment Operations	1.612	.440	(1.390)	.322	1.063
Distributions
Dividends from Net Investment Income	(.782)	(.570)	(.350)	(.382)	(.573)
Distributions from Realized Capital Gains	—	—	(.050)	—	—
Total Distributions	(.782)	(.570)	(.400)	(.382)	(.573)
Net Asset Value, End of Period	$21.40	$20.57	$20.70	$22.49	$22.55
Total Return[2]	7.99%	2.17%	-6.24%	1.44%	4.90%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,115	$4,060	$4,647	$5,435	$4,703
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[3]	0.07%[3]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.72%	2.75%	1.63%	1.71%	2.61%
Portfolio Turnover Rate[4]	69%	63%	50%	42%	56%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$25.19	$25.34	$27.53	$27.61	$27.00
Investment Operations
Net Investment Income[1]	.959	.702	.436	.473	.713
Net Realized and Unrealized Gain (Loss) on Investments	1.003	(.149)	(2.131)	(.080)	.604
Total from Investment Operations	1.962	.553	(1.695)	.393	1.317
Distributions
Dividends from Net Investment Income	(.962)	(.703)	(.434)	(.473)	(.707)
Distributions from Realized Capital Gains	—	—	(.061)	—	—
Total Distributions	(.962)	(.703)	(.495)	(.473)	(.707)
Net Asset Value, End of Period	$26.19	$25.19	$25.34	$27.53	$27.61
Total Return	7.95%	2.22%	-6.21%	1.44%	4.96%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,438	$2,444	$2,239	$2,258	$1,661
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[2]	0.05%[2]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.75%	2.79%	1.65%	1.72%	2.63%
Portfolio Turnover Rate[3]	69%	63%	50%	42%	56%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Short-Term Corporate Bond Index Fund
Notes to Financial Statements
Vanguard Short-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Short-Term Corporate Bond Index Fund
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended August 31, 2024, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 0% and less than 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The fund had no open credit default swap contracts at August 31, 2024.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2024, the fund had contributed to Vanguard capital in the amount of $1,155,000, representing less than 0.01% of the fund’s net assets and 0.46% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Short-Term Corporate Bond Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	232,028	—	232,028
Corporate Bonds	—	41,371,871	—	41,371,871
Temporary Cash Investments	455,863	—	—	455,863
Total	455,863	41,603,899	—	42,059,762

Derivative Financial Instruments
Assets
Futures Contracts[1]	224	—	—	224
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended August 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(2,992)	—	(2,992)
Swap Contracts	—	(716)	(716)
Realized Net Gain (Loss) on Derivatives	(2,992)	(716)	(3,708)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	45	—	45
Swap Contracts	—	520	520
Change in Unrealized Appreciation (Depreciation) on Derivatives	45	520	565
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	(129,471)
Total Distributable Earnings (Loss)	129,471
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	120,554
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(27,586)
Capital Loss Carryforwards	(1,194,015)
Qualified Late-Year Losses	—
Other Temporary Differences	(2,309)
Total	(1,103,356)

Short-Term Corporate Bond Index Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	1,536,320	1,231,944
Long-Term Capital Gains	—	—
Total	1,536,320	1,231,944
*	Includes short-term capital gains, if any.
As of August 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	42,087,348
Gross Unrealized Appreciation	511,224
Gross Unrealized Depreciation	(538,810)
Net Unrealized Appreciation (Depreciation)	(27,586)
F.  During the year ended August 31, 2024, the fund purchased $13,048,451,000 of investment securities and sold $13,212,137,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $15,374,751,000 and $15,332,107,000, respectively. In addition, the fund purchased and sold investment securities of $11,126,180,000 and $13,698,368,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	11,468,081	148,801	12,515,077	165,960
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(13,984,076)	(182,900)	(19,163,121)	(254,500)
Net Increase (Decrease)—ETF Shares	(2,515,995)	(34,099)	(6,648,044)	(88,540)
Admiral Shares
Issued	949,417	45,409	1,301,379	63,432
Issued in Lieu of Cash Distributions	124,970	5,977	96,193	4,684
Redeemed	(1,177,601)	(56,424)	(1,953,218)	(95,281)
Net Increase (Decrease)—Admiral Shares	(103,214)	(5,038)	(555,646)	(27,165)
Institutional Shares
Issued	528,712	20,708	811,976	32,436
Issued in Lieu of Cash Distributions	89,979	3,517	64,112	2,550
Redeemed	(718,360)	(28,184)	(659,638)	(26,302)
Net Increase (Decrease)—Institutional Shares	(99,669)	(3,959)	216,450	8,684
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.

Short-Term Corporate Bond Index Fund
I.  Management has determined that no events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.

Intermediate-Term Corporate Bond Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.6%)
U.S. Government Securities (0.6%)
	United States Treasury Note/Bond	4.000%	7/31/29	20,270	20,511
[1]	United States Treasury Note/Bond	3.750%	8/31/31	55,000	54,794
	United States Treasury Note/Bond	3.875%	8/15/34	229,930	229,103
Total U.S. Government and Agency Obligations (Cost $304,538)					304,408
Corporate Bonds (97.9%)
Communications (7.0%)
	Alphabet Inc.	1.100%	8/15/30	55,480	46,981
	America Movil SAB de CV	2.875%	5/7/30	25,907	23,586
	America Movil SAB de CV	4.700%	7/21/32	19,225	19,031
[2]	AT&T Inc.	4.300%	2/15/30	88,902	87,924
	AT&T Inc.	2.750%	6/1/31	76,391	67,707
	AT&T Inc.	2.250%	2/1/32	64,823	54,663
	AT&T Inc.	2.550%	12/1/33	77,202	63,864
	AT&T Inc.	5.400%	2/15/34	86,410	89,223
	Baidu Inc.	3.425%	4/7/30	8,153	7,680
	Baidu Inc.	2.375%	10/9/30	4,996	4,408
	Baidu Inc.	2.375%	8/23/31	21,560	18,545
	Bell Telephone Co. of Canada or Bell Canada	5.100%	5/11/33	31,334	31,609
	Bell Telephone Co. of Canada or Bell Canada	5.200%	2/15/34	22,762	23,150
	Booking Holdings Inc.	4.625%	4/13/30	40,192	40,634
	British Telecommunications plc	9.625%	12/15/30	72,087	90,487
	Charter Communications Operating LLC	2.800%	4/1/31	39,436	33,459
	Charter Communications Operating LLC	2.300%	2/1/32	26,797	21,414
	Charter Communications Operating LLC	4.400%	4/1/33	25,306	23,041
	Charter Communications Operating LLC	6.650%	2/1/34	24,251	25,251
	Charter Communications Operating LLC	6.550%	6/1/34	37,909	39,219
	Comcast Corp.	2.650%	2/1/30	38,776	35,454
	Comcast Corp.	3.400%	4/1/30	43,214	40,943
	Comcast Corp.	4.250%	10/15/30	45,028	44,532
	Comcast Corp.	1.950%	1/15/31	43,483	37,153
	Comcast Corp.	1.500%	2/15/31	42,621	35,413
	Comcast Corp.	5.500%	11/15/32	22,022	23,283
	Comcast Corp.	4.250%	1/15/33	49,418	47,777
	Comcast Corp.	4.650%	2/15/33	28,126	28,103
	Comcast Corp.	7.050%	3/15/33	8,821	10,201
	Comcast Corp.	4.800%	5/15/33	35,704	35,931
	Comcast Corp.	5.300%	6/1/34	34,550	35,803
	Comcast Corp.	4.200%	8/15/34	25,800	24,549
	Deutsche Telekom International Finance BV	8.750%	6/15/30	90,758	109,034
	Deutsche Telekom International Finance BV	9.250%	6/1/32	10,759	13,665
	Discovery Communications LLC	3.625%	5/15/30	23,847	21,208
	Electronic Arts Inc.	1.850%	2/15/31	22,473	19,046
	Expedia Group Inc.	3.250%	2/15/30	33,562	31,310
	Expedia Group Inc.	2.950%	3/15/31	11,744	10,568
	FactSet Research Systems Inc.	3.450%	3/1/32	13,192	11,862
	Fox Corp.	3.500%	4/8/30	15,499	14,626
	Fox Corp.	6.500%	10/13/33	32,789	35,512
	Grupo Televisa SAB	8.500%	3/11/32	7,990	9,350
	Interpublic Group of Cos. Inc.	4.750%	3/30/30	21,629	21,756
	Interpublic Group of Cos. Inc.	2.400%	3/1/31	9,534	8,213
	Koninklijke KPN NV	8.375%	10/1/30	15,663	18,514
	Meta Platforms Inc.	4.800%	5/15/30	32,264	33,262
	Meta Platforms Inc.	4.550%	8/15/31	26,246	26,496
	Meta Platforms Inc.	3.850%	8/15/32	80,185	76,790
	Meta Platforms Inc.	4.950%	5/15/33	39,089	40,327
	Meta Platforms Inc.	4.750%	8/15/34	66,186	66,599
	Omnicom Group Inc.	2.450%	4/30/30	15,774	14,029
	Omnicom Group Inc.	4.200%	6/1/30	15,832	15,509

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Omnicom Group Inc.	2.600%	8/1/31	20,529	17,910
	Orange SA	9.000%	3/1/31	65,882	80,908
	Paramount Global	7.875%	7/30/30	21,717	23,607
	Paramount Global	4.950%	1/15/31	32,537	30,286
	Paramount Global	4.200%	5/19/32	27,002	23,473
	Paramount Global	5.500%	5/15/33	12,132	11,139
	Rogers Communications Inc.	3.800%	3/15/32	50,614	46,650
	Rogers Communications Inc.	5.300%	2/15/34	31,585	31,847
	Sprint Capital Corp.	8.750%	3/15/32	64,652	79,648
	Take-Two Interactive Software Inc.	4.000%	4/14/32	13,343	12,674
	Take-Two Interactive Software Inc.	5.600%	6/12/34	8,640	8,925
	Telefonica Europe BV	8.250%	9/15/30	30,808	35,958
	TELUS Corp.	3.400%	5/13/32	22,772	20,497
	Tencent Music Entertainment Group	2.000%	9/3/30	12,479	10,704
	Time Warner Cable Enterprises LLC	8.375%	7/15/33	27,721	31,585
	T-Mobile USA Inc.	3.875%	4/15/30	170,404	163,929
	T-Mobile USA Inc.	2.550%	2/15/31	71,338	62,640
	T-Mobile USA Inc.	2.875%	2/15/31	37,641	33,725
	T-Mobile USA Inc.	3.500%	4/15/31	74,224	68,946
	T-Mobile USA Inc.	2.250%	11/15/31	24,997	21,205
	T-Mobile USA Inc.	2.700%	3/15/32	29,461	25,541
	T-Mobile USA Inc.	5.200%	1/15/33	31,826	32,539
	T-Mobile USA Inc.	5.050%	7/15/33	80,710	81,691
	T-Mobile USA Inc.	5.150%	4/15/34	29,661	30,171
[2]	TWDC Enterprises 18 Corp.	7.000%	3/1/32	7,818	9,013
	VeriSign Inc.	2.700%	6/15/31	20,200	17,537
	Verizon Communications Inc.	4.016%	12/3/29	114,198	111,775
	Verizon Communications Inc.	3.150%	3/22/30	39,108	36,464
	Verizon Communications Inc.	1.500%	9/18/30	12,081	10,245
	Verizon Communications Inc.	1.680%	10/30/30	32,272	27,311
	Verizon Communications Inc.	7.750%	12/1/30	17,897	20,982
	Verizon Communications Inc.	1.750%	1/20/31	67,526	56,697
	Verizon Communications Inc.	2.550%	3/21/31	94,192	82,831
	Verizon Communications Inc.	2.355%	3/15/32	111,350	94,536
	Verizon Communications Inc.	5.050%	5/9/33	39,663	40,380
	Verizon Communications Inc.	4.500%	8/10/33	70,038	68,035
	Walt Disney Co.	2.000%	9/1/29	59,215	53,183
	Walt Disney Co.	3.800%	3/22/30	37,999	37,011
	Walt Disney Co.	2.650%	1/13/31	61,057	54,984
	Walt Disney Co.	6.550%	3/15/33	5,062	5,722
	Warnermedia Holdings Inc.	4.279%	3/15/32	130,414	114,015
	Weibo Corp.	3.375%	7/8/30	20,002	17,927
	WPP Finance 2010	3.750%	9/19/24	1	1
					3,653,541
Consumer Discretionary (6.3%)
	Alibaba Group Holding Ltd.	2.125%	2/9/31	42,543	36,493
	Amazon.com Inc.	4.650%	12/1/29	30,255	31,043
	Amazon.com Inc.	1.500%	6/3/30	67,587	58,415
	Amazon.com Inc.	2.100%	5/12/31	100,841	88,078
	Amazon.com Inc.	3.600%	4/13/32	65,079	61,980
	Amazon.com Inc.	4.700%	12/1/32	38,769	39,738
	American Honda Finance Corp.	4.600%	4/17/30	19,668	19,788
[2]	American Honda Finance Corp.	5.050%	7/10/31	18,863	19,236
[2]	American Honda Finance Corp.	4.900%	1/10/34	30,685	30,954
	Aptiv plc	3.250%	3/1/32	20,852	18,626
	AutoNation Inc.	4.750%	6/1/30	13,157	12,998
	AutoNation Inc.	2.400%	8/1/31	11,854	9,893
	AutoNation Inc.	3.850%	3/1/32	18,498	16,934
	AutoZone Inc.	4.000%	4/15/30	21,609	20,996
	AutoZone Inc.	1.650%	1/15/31	23,015	19,233
	AutoZone Inc.	4.750%	8/1/32	20,070	19,986
	AutoZone Inc.	4.750%	2/1/33	13,641	13,492
	AutoZone Inc.	5.200%	8/1/33	6,406	6,506
	AutoZone Inc.	6.550%	11/1/33	8,158	9,025
	AutoZone Inc.	5.400%	7/15/34	18,755	19,198
	Best Buy Co. Inc.	4.450%	10/1/28	6,268	6,261
	Best Buy Co. Inc.	1.950%	10/1/30	17,375	14,998
	Block Financial LLC	3.875%	8/15/30	17,531	16,627
	BorgWarner Inc.	3.375%	3/15/25	1	1

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BorgWarner Inc.	2.650%	7/1/27	1	—
	BorgWarner Inc.	5.400%	8/15/34	11,705	11,748
	Brunswick Corp.	2.400%	8/18/31	11,949	9,886
	Brunswick Corp.	4.400%	9/15/32	11,911	11,086
	Choice Hotels International Inc.	3.700%	12/1/29	11,356	10,590
	Choice Hotels International Inc.	3.700%	1/15/31	11,327	10,341
	Choice Hotels International Inc.	5.850%	8/1/34	14,380	14,701
	Cornell University	4.835%	6/15/34	13,000	13,297
	Darden Restaurants Inc.	6.300%	10/10/33	12,958	13,896
	Dick's Sporting Goods Inc.	3.150%	1/15/32	19,666	17,414
	DR Horton Inc.	5.000%	10/15/34	13,000	12,961
	eBay Inc.	2.700%	3/11/30	26,886	24,557
	eBay Inc.	2.600%	5/10/31	24,398	21,494
	eBay Inc.	6.300%	11/22/32	9,486	10,381
[2]	Emory University	2.143%	9/1/30	10,345	9,178
	Ford Motor Co.	9.625%	4/22/30	14,943	17,753
	Ford Motor Co.	7.450%	7/16/31	27,407	30,184
	Ford Motor Co.	3.250%	2/12/32	66,687	56,878
	Ford Motor Co.	6.100%	8/19/32	47,504	48,749
	Ford Motor Credit Co. LLC	7.350%	3/6/30	33,399	36,168
	Ford Motor Credit Co. LLC	7.200%	6/10/30	30,506	32,812
	Ford Motor Credit Co. LLC	4.000%	11/13/30	33,828	31,142
	Ford Motor Credit Co. LLC	6.050%	3/5/31	29,471	30,257
	Ford Motor Credit Co. LLC	3.625%	6/17/31	10,378	9,195
	Ford Motor Credit Co. LLC	7.122%	11/7/33	40,355	43,603
	Ford Motor Credit Co. LLC	6.125%	3/8/34	41,529	42,049
	Fortune Brands Innovations Inc.	3.250%	9/15/29	20,067	18,749
	Fortune Brands Innovations Inc.	4.000%	3/25/32	8,965	8,420
	Fortune Brands Innovations Inc.	5.875%	6/1/33	15,545	16,459
	General Motors Co.	5.400%	10/15/29	28,900	29,573
	General Motors Co.	5.600%	10/15/32	28,846	29,814
	General Motors Financial Co. Inc.	5.850%	4/6/30	30,596	31,930
	General Motors Financial Co. Inc.	3.600%	6/21/30	32,717	30,387
	General Motors Financial Co. Inc.	2.350%	1/8/31	17,747	15,083
	General Motors Financial Co. Inc.	5.750%	2/8/31	25,032	25,847
	General Motors Financial Co. Inc.	2.700%	6/10/31	26,309	22,643
	General Motors Financial Co. Inc.	5.600%	6/18/31	23,875	24,433
	General Motors Financial Co. Inc.	3.100%	1/12/32	37,172	32,404
	General Motors Financial Co. Inc.	6.400%	1/9/33	19,068	20,444
	General Motors Financial Co. Inc.	6.100%	1/7/34	34,671	36,266
	General Motors Financial Co. Inc.	5.950%	4/4/34	39,961	41,373
	Genuine Parts Co.	1.875%	11/1/30	13,831	11,703
	Genuine Parts Co.	2.750%	2/1/32	13,184	11,338
	Genuine Parts Co.	6.875%	11/1/33	9,915	11,229
	GXO Logistics Inc.	2.650%	7/15/31	10,824	9,094
	GXO Logistics Inc.	6.500%	5/6/34	13,435	13,967
	Hasbro Inc.	3.900%	11/19/29	21,839	20,887
	Hasbro Inc.	6.050%	5/14/34	13,296	13,778
	Home Depot Inc.	2.700%	4/15/30	41,909	38,552
	Home Depot Inc.	1.375%	3/15/31	33,920	28,083
	Home Depot Inc.	4.850%	6/25/31	27,124	27,784
	Home Depot Inc.	1.875%	9/15/31	33,330	28,265
	Home Depot Inc.	3.250%	4/15/32	33,843	31,234
	Home Depot Inc.	4.500%	9/15/32	21,048	21,184
	Home Depot Inc.	4.950%	6/25/34	46,137	47,285
	Honda Motor Co. Ltd.	2.967%	3/10/32	28,018	25,306
	Hyatt Hotels Corp.	5.750%	4/23/30	10,959	11,370
	Hyatt Hotels Corp.	5.500%	6/30/34	9,000	9,132
	JD.com Inc.	3.375%	1/14/30	14,023	13,201
[2]	Johns Hopkins University	4.705%	7/1/32	8,375	8,528
	Las Vegas Sands Corp.	6.200%	8/15/34	13,915	14,252
	Lear Corp.	3.500%	5/30/30	9,561	8,916
	Lear Corp.	2.600%	1/15/32	3,414	2,897
	Lowe's Cos. Inc.	4.500%	4/15/30	43,109	43,156
	Lowe's Cos. Inc.	1.700%	10/15/30	24,016	20,414
	Lowe's Cos. Inc.	2.625%	4/1/31	42,293	37,500
	Lowe's Cos. Inc.	3.750%	4/1/32	38,112	35,771
	Lowe's Cos. Inc.	5.000%	4/15/33	30,622	31,126
	Lowe's Cos. Inc.	5.150%	7/1/33	9,239	9,504
	Magna International Inc.	2.450%	6/15/30	18,956	16,961

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Magna International Inc.	5.500%	3/21/33	13,195	13,858
	Marriott International Inc.	4.800%	3/15/30	14,800	14,884
[2]	Marriott International Inc.	4.625%	6/15/30	29,777	29,786
[2]	Marriott International Inc.	2.850%	4/15/31	38,708	34,337
[2]	Marriott International Inc.	3.500%	10/15/32	24,087	21,708
[2]	Marriott International Inc.	2.750%	10/15/33	14,361	12,040
	Marriott International Inc.	5.300%	5/15/34	22,730	23,133
	Masco Corp.	2.000%	10/1/30	7,619	6,525
	Masco Corp.	2.000%	2/15/31	15,369	13,012
[2]	McDonald's Corp.	2.625%	9/1/29	26,483	24,508
[2]	McDonald's Corp.	2.125%	3/1/30	17,423	15,530
[2]	McDonald's Corp.	3.600%	7/1/30	26,043	24,987
[2]	McDonald's Corp.	4.600%	9/9/32	19,804	19,887
	McDonald's Corp.	4.950%	8/14/33	16,071	16,434
[2]	McDonald's Corp.	5.200%	5/17/34	4,480	4,670
	MDC Holdings Inc.	3.850%	1/15/30	8,069	7,705
	MDC Holdings Inc.	2.500%	1/15/31	9,266	8,138
	Mercedes-Benz Finance North America LLC	8.500%	1/18/31	53,416	64,724
[3]	Mercedes-Benz Finance North America LLC	2.450%	3/2/31	95	84
	Mohawk Industries Inc.	3.625%	5/15/30	13,148	12,489
	NIKE Inc.	2.850%	3/27/30	38,226	35,630
	NVR Inc.	3.000%	5/15/30	24,015	22,023
	O'Reilly Automotive Inc.	4.200%	4/1/30	11,704	11,482
	O'Reilly Automotive Inc.	1.750%	3/15/31	6,613	5,525
	O'Reilly Automotive Inc.	4.700%	6/15/32	30,761	30,681
	O'Reilly Automotive Inc.	5.000%	8/19/34	13,900	13,889
	Owens Corning	3.500%	2/15/30	4,600	4,327
	Owens Corning	3.875%	6/1/30	8,259	7,914
	Owens Corning	5.700%	6/15/34	23,065	24,099
	PulteGroup Inc.	7.875%	6/15/32	7,819	9,224
	PulteGroup Inc.	6.375%	5/15/33	8,460	9,203
	Ralph Lauren Corp.	2.950%	6/15/30	19,622	18,127
	Ross Stores Inc.	1.875%	4/15/31	12,933	10,853
	Sands China Ltd.	4.375%	6/18/30	20,312	19,152
	Sands China Ltd.	3.250%	8/8/31	15,950	13,773
	Stanley Black & Decker Inc.	2.300%	3/15/30	14,322	12,636
	Stanley Black & Decker Inc.	3.000%	5/15/32	11,401	10,129
	Starbucks Corp.	2.250%	3/12/30	21,362	19,092
	Starbucks Corp.	2.550%	11/15/30	36,294	32,501
	Starbucks Corp.	4.900%	2/15/31	6,805	6,976
	Starbucks Corp.	3.000%	2/14/32	26,639	23,957
	Starbucks Corp.	4.800%	2/15/33	10,003	10,157
	Starbucks Corp.	5.000%	2/15/34	13,446	13,647
	Tapestry Inc.	7.700%	11/27/30	29,535	31,462
	Tapestry Inc.	3.050%	3/15/32	6,371	5,333
	Tapestry Inc.	7.850%	11/27/33	33,516	35,870
	TJX Cos. Inc.	3.875%	4/15/30	10,291	10,057
	TJX Cos. Inc.	1.600%	5/15/31	12,991	10,854
	Toll Brothers Finance Corp.	3.800%	11/1/29	10,999	10,524
	Toyota Motor Corp.	2.362%	3/25/31	5,801	5,146
	Toyota Motor Corp.	5.123%	7/13/33	2,520	2,678
[2]	Toyota Motor Credit Corp.	2.150%	2/13/30	29,887	26,705
[2]	Toyota Motor Credit Corp.	3.375%	4/1/30	36,147	34,328
[2]	Toyota Motor Credit Corp.	4.550%	5/17/30	21,742	21,867
	Toyota Motor Credit Corp.	5.550%	11/20/30	31,245	33,023
[2]	Toyota Motor Credit Corp.	1.650%	1/10/31	16,741	14,135
	Toyota Motor Credit Corp.	5.100%	3/21/31	27,441	28,246
	Toyota Motor Credit Corp.	1.900%	9/12/31	17,493	14,681
[2]	Toyota Motor Credit Corp.	2.400%	1/13/32	6,278	5,425
	Toyota Motor Credit Corp.	4.700%	1/12/33	11,930	11,971
[2]	Toyota Motor Credit Corp.	4.800%	1/5/34	14,030	14,103
	Tractor Supply Co.	1.750%	11/1/30	15,229	12,912
	Tractor Supply Co.	5.250%	5/15/33	20,068	20,538
	VF Corp.	2.950%	4/23/30	19,758	17,067
	Whirlpool Corp.	2.400%	5/15/31	7,922	6,712
	Whirlpool Corp.	4.700%	5/14/32	8,206	8,002
	Whirlpool Corp.	5.500%	3/1/33	8,055	8,138
	Whirlpool Corp.	5.750%	3/1/34	7,975	8,094

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Yale University	1.482%	4/15/30	13,320	11,523
					3,289,891
Consumer Staples (6.5%)
	Altria Group Inc.	3.400%	5/6/30	17,162	16,059
	Altria Group Inc.	2.450%	2/4/32	44,862	37,743
	Altria Group Inc.	6.875%	11/1/33	8,320	9,319
	Anheuser-Busch InBev Worldwide Inc.	3.500%	6/1/30	48,918	46,996
	Anheuser-Busch InBev Worldwide Inc.	4.900%	1/23/31	26,384	27,106
	Anheuser-Busch InBev Worldwide Inc.	5.000%	6/15/34	33,363	34,201
	Archer-Daniels-Midland Co.	3.250%	3/27/30	25,070	23,687
	Archer-Daniels-Midland Co.	2.900%	3/1/32	26,201	23,353
	Archer-Daniels-Midland Co.	5.935%	10/1/32	2,575	2,835
	Avery Dennison Corp.	2.650%	4/30/30	13,197	11,924
	Avery Dennison Corp.	2.250%	2/15/32	12,145	10,194
	Avery Dennison Corp.	5.750%	3/15/33	10,596	11,242
	BAT Capital Corp.	3.462%	9/6/29	15,133	14,311
	BAT Capital Corp.	4.906%	4/2/30	30,243	30,426
	BAT Capital Corp.	6.343%	8/2/30	31,883	34,278
	BAT Capital Corp.	5.834%	2/20/31	21,265	22,320
	BAT Capital Corp.	2.726%	3/25/31	31,957	28,112
	BAT Capital Corp.	4.742%	3/16/32	33,699	33,216
	BAT Capital Corp.	7.750%	10/19/32	15,864	18,520
	BAT Capital Corp.	6.421%	8/2/33	31,441	34,046
	BAT Capital Corp.	6.000%	2/20/34	23,067	24,322
	Brown-Forman Corp.	4.750%	4/15/33	17,147	17,328
	Bunge Ltd. Finance Corp.	2.750%	5/14/31	26,425	23,425
	Campbell Soup Co.	2.375%	4/24/30	13,130	11,722
	Campbell Soup Co.	5.400%	3/21/34	27,392	28,326
	Church & Dwight Co. Inc.	2.300%	12/15/31	4,352	3,749
	Church & Dwight Co. Inc.	5.600%	11/15/32	16,880	17,988
	Clorox Co.	1.800%	5/15/30	13,246	11,450
	Clorox Co.	4.600%	5/1/32	16,088	16,040
	Coca-Cola Co.	2.125%	9/6/29	26,101	23,767
	Coca-Cola Co.	3.450%	3/25/30	30,693	29,553
	Coca-Cola Co.	1.650%	6/1/30	39,716	34,531
	Coca-Cola Co.	2.000%	3/5/31	25,929	22,587
	Coca-Cola Co.	1.375%	3/15/31	44,282	36,960
	Coca-Cola Co.	2.250%	1/5/32	47,899	41,936
	Coca-Cola Co.	5.000%	5/13/34	17,419	18,108
	Coca-Cola Co.	4.650%	8/14/34	6,542	6,592
	Coca-Cola Consolidated Inc.	5.450%	6/1/34	13,345	13,905
	Coca-Cola Femsa SAB de CV	2.750%	1/22/30	26,823	24,564
	Coca-Cola Femsa SAB de CV	1.850%	9/1/32	17,194	13,990
	Colgate-Palmolive Co.	3.250%	8/15/32	12,873	11,951
	Colgate-Palmolive Co.	4.600%	3/1/33	12,849	13,091
	Conagra Brands Inc.	8.250%	9/15/30	6,254	7,398
	Constellation Brands Inc.	2.875%	5/1/30	13,421	12,244
	Constellation Brands Inc.	2.250%	8/1/31	23,822	20,308
	Constellation Brands Inc.	4.750%	5/9/32	17,768	17,692
	Constellation Brands Inc.	4.900%	5/1/33	23,099	23,054
	Costco Wholesale Corp.	1.600%	4/20/30	46,093	40,171
	Costco Wholesale Corp.	1.750%	4/20/32	34,867	29,158
	Diageo Capital plc	2.375%	10/24/29	34,447	31,356
	Diageo Capital plc	2.000%	4/29/30	31,179	27,480
	Diageo Capital plc	2.125%	4/29/32	13,080	11,037
	Diageo Capital plc	5.500%	1/24/33	20,496	21,651
	Diageo Capital plc	5.625%	10/5/33	26,799	28,586
	Dollar General Corp.	3.500%	4/3/30	26,755	24,723
	Dollar General Corp.	5.000%	11/1/32	20,828	20,417
	Dollar General Corp.	5.450%	7/5/33	26,953	26,969
	Dollar Tree Inc.	2.650%	12/1/31	21,375	18,232
	Estee Lauder Cos. Inc.	2.375%	12/1/29	15,747	14,302
	Estee Lauder Cos. Inc.	2.600%	4/15/30	17,976	16,338
	Estee Lauder Cos. Inc.	1.950%	3/15/31	19,059	16,293
	Estee Lauder Cos. Inc.	4.650%	5/15/33	15,938	15,902
	Estee Lauder Cos. Inc.	5.000%	2/14/34	15,660	15,974
	Flowers Foods Inc.	2.400%	3/15/31	13,542	11,657
	General Mills Inc.	2.875%	4/15/30	19,814	18,165
	General Mills Inc.	2.250%	10/14/31	15,360	13,175

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	General Mills Inc.	4.950%	3/29/33	26,465	26,716
	Haleon US Capital LLC	3.625%	3/24/32	51,501	47,847
	Hershey Co.	2.450%	11/15/29	3,103	2,846
	Hershey Co.	1.700%	6/1/30	11,150	9,707
	Hershey Co.	4.500%	5/4/33	15,527	15,590
	Hormel Foods Corp.	1.800%	6/11/30	26,657	23,280
	Ingredion Inc.	2.900%	6/1/30	14,149	13,007
	J M Smucker Co.	2.375%	3/15/30	5,848	5,227
	J M Smucker Co.	2.125%	3/15/32	8,775	7,324
	J M Smucker Co.	6.200%	11/15/33	31,894	34,776
	JBS USA Holding Lux Sarl	5.500%	1/15/30	34,152	34,403
	JBS USA Holding Lux Sarl	3.750%	12/1/31	17,945	16,253
	JBS USA Holding Lux Sarl	3.625%	1/15/32	29,866	26,828
	JBS USA Holding Lux Sarl	3.000%	5/15/32	23,630	20,150
	JBS USA Holding Lux Sarl	5.750%	4/1/33	44,753	45,756
[3]	JBS USA Holding Lux Sarl	6.750%	3/15/34	37,868	41,438
	Kellanova	2.100%	6/1/30	13,028	11,538
[2]	Kellanova	7.450%	4/1/31	14,790	17,003
	Kellanova	5.250%	3/1/33	7,637	7,887
	Kenvue Inc.	5.000%	3/22/30	26,500	27,436
	Kenvue Inc.	4.900%	3/22/33	34,813	35,621
	Keurig Dr Pepper Inc.	3.200%	5/1/30	22,217	20,713
[2]	Keurig Dr Pepper Inc.	2.250%	3/15/31	19,176	16,581
[2]	Keurig Dr Pepper Inc.	5.200%	3/15/31	10,806	11,141
	Keurig Dr Pepper Inc.	4.050%	4/15/32	21,409	20,650
	Keurig Dr Pepper Inc.	5.300%	3/15/34	21,276	21,939
	Kimberly-Clark Corp.	3.100%	3/26/30	22,877	21,621
	Kimberly-Clark Corp.	2.000%	11/2/31	16,540	14,252
	Kraft Heinz Foods Co.	3.750%	4/1/30	16,646	16,008
	Kraft Heinz Foods Co.	4.250%	3/1/31	13,019	12,789
	Kraft Heinz Foods Co.	6.750%	3/15/32	8,257	9,248
	Kroger Co.	2.200%	5/1/30	11,437	10,040
	Kroger Co.	1.700%	1/15/31	21,162	17,663
	Kroger Co.	7.500%	4/1/31	11,456	13,129
	Kroger Co.	5.000%	9/15/34	26,416	26,335
	McCormick & Co. Inc.	2.500%	4/15/30	7,721	6,929
	McCormick & Co. Inc.	1.850%	2/15/31	8,494	7,167
	McCormick & Co. Inc.	4.950%	4/15/33	17,109	17,412
	Mondelez International Inc.	2.750%	4/13/30	20,478	18,789
	Mondelez International Inc.	1.500%	2/4/31	14,207	11,799
	Mondelez International Inc.	3.000%	3/17/32	22,109	19,804
	Mondelez International Inc.	1.875%	10/15/32	13,895	11,405
	Mondelez International Inc.	4.750%	8/28/34	14,100	14,019
	PepsiCo Inc.	2.750%	3/19/30	41,285	38,226
	PepsiCo Inc.	1.625%	5/1/30	28,146	24,505
	PepsiCo Inc.	1.400%	2/25/31	25,779	21,577
	PepsiCo Inc.	1.950%	10/21/31	34,458	29,531
	PepsiCo Inc.	3.900%	7/18/32	32,228	31,266
	PepsiCo Inc.	4.800%	7/17/34	17,270	17,603
	Pepsico Singapore Financing I Pte. Ltd.	4.700%	2/16/34	3,706	3,737
	Philip Morris International Inc.	5.625%	11/17/29	19,236	20,248
	Philip Morris International Inc.	5.125%	2/15/30	58,647	60,288
	Philip Morris International Inc.	2.100%	5/1/30	21,635	19,092
	Philip Morris International Inc.	5.500%	9/7/30	14,551	15,256
	Philip Morris International Inc.	1.750%	11/1/30	18,183	15,457
	Philip Morris International Inc.	5.125%	2/13/31	36,942	37,901
	Philip Morris International Inc.	5.750%	11/17/32	35,727	37,802
	Philip Morris International Inc.	5.375%	2/15/33	70,304	72,475
	Philip Morris International Inc.	5.625%	9/7/33	17,281	18,150
	Philip Morris International Inc.	5.250%	2/13/34	53,186	54,397
	Pilgrim's Pride Corp.	4.250%	4/15/31	29,054	27,305
	Pilgrim's Pride Corp.	3.500%	3/1/32	25,933	22,923
	Pilgrim's Pride Corp.	6.250%	7/1/33	26,336	27,819
	Pilgrim's Pride Corp.	6.875%	5/15/34	11,855	13,083
	Procter & Gamble Co.	3.000%	3/25/30	43,026	40,819
	Procter & Gamble Co.	1.200%	10/29/30	44,263	37,409
	Procter & Gamble Co.	1.950%	4/23/31	23,548	20,723
	Procter & Gamble Co.	2.300%	2/1/32	17,252	15,371
	Procter & Gamble Co.	4.050%	1/26/33	17,867	17,706
	Procter & Gamble Co.	4.550%	1/29/34	22,982	23,423

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sysco Corp.	2.400%	2/15/30	19,292	17,286
	Sysco Corp.	5.950%	4/1/30	33,063	35,275
	Sysco Corp.	2.450%	12/14/31	8,235	7,098
	Sysco Corp.	6.000%	1/17/34	11,919	12,923
	Target Corp.	2.350%	2/15/30	19,815	18,016
	Target Corp.	2.650%	9/15/30	6,717	6,177
	Target Corp.	4.500%	9/15/32	25,873	26,007
	Target Corp.	4.400%	1/15/33	10,262	10,270
	Tyson Foods Inc.	5.700%	3/15/34	23,996	24,943
	Unilever Capital Corp.	2.125%	9/6/29	19,951	18,078
	Unilever Capital Corp.	1.375%	9/14/30	7,635	6,446
	Unilever Capital Corp.	1.750%	8/12/31	19,065	16,146
	Unilever Capital Corp.	5.900%	11/15/32	28,227	31,006
	Unilever Capital Corp.	5.000%	12/8/33	24,609	25,485
	Unilever Capital Corp.	4.625%	8/12/34	19,290	19,328
	Walmart Inc.	2.375%	9/24/29	9,650	8,969
	Walmart Inc.	7.550%	2/15/30	2,022	2,378
	Walmart Inc.	4.000%	4/15/30	13,640	13,691
	Walmart Inc.	1.800%	9/22/31	43,725	37,514
	Walmart Inc.	4.150%	9/9/32	31,902	31,919
	Walmart Inc.	4.100%	4/15/33	37,688	37,318
					3,378,486
Energy (6.6%)
[3]	6297782 LLC	5.584%	10/1/34	20,750	20,656
	Apache Corp.	4.250%	1/15/30	13,466	12,866
	Baker Hughes Holdings LLC	3.138%	11/7/29	2,206	2,071
	Baker Hughes Holdings LLC	4.486%	5/1/30	12,430	12,466
	Boardwalk Pipelines LP	3.400%	2/15/31	13,632	12,316
	Boardwalk Pipelines LP	3.600%	9/1/32	12,055	10,794
	Boardwalk Pipelines LP	5.625%	8/1/34	16,300	16,640
	BP Capital Markets America Inc.	4.970%	10/17/29	18,768	19,241
	BP Capital Markets America Inc.	3.633%	4/6/30	34,766	33,459
	BP Capital Markets America Inc.	1.749%	8/10/30	27,271	23,504
	BP Capital Markets America Inc.	2.721%	1/12/32	53,352	46,994
	BP Capital Markets America Inc.	4.812%	2/13/33	58,466	58,503
	BP Capital Markets America Inc.	4.893%	9/11/33	38,474	38,710
	BP Capital Markets America Inc.	4.989%	4/10/34	27,247	27,539
	Burlington Resources LLC	7.200%	8/15/31	4,762	5,465
	Burlington Resources LLC	7.400%	12/1/31	6,131	7,118
	Canadian Natural Resources Ltd.	2.950%	7/15/30	16,709	15,134
	Canadian Natural Resources Ltd.	7.200%	1/15/32	9,546	10,783
	Canadian Natural Resources Ltd.	6.450%	6/30/33	8,269	8,920
	Cenovus Energy Inc.	2.650%	1/15/32	13,669	11,663
	Cheniere Corpus Christi Holdings LLC	3.700%	11/15/29	30,194	28,753
[3]	Cheniere Energy Inc.	5.650%	4/15/34	39,020	40,141
	Cheniere Energy Partners LP	4.500%	10/1/29	37,465	36,651
	Cheniere Energy Partners LP	4.000%	3/1/31	47,899	45,201
	Cheniere Energy Partners LP	3.250%	1/31/32	44,019	39,036
	Cheniere Energy Partners LP	5.950%	6/30/33	36,933	38,773
[3]	Cheniere Energy Partners LP	5.750%	8/15/34	21,200	21,930
	Chevron Corp.	2.236%	5/11/30	39,967	35,862
	Chevron USA Inc.	3.250%	10/15/29	14,783	14,151
	Conoco Funding Co.	7.250%	10/15/31	5,235	6,038
	ConocoPhillips	2.400%	2/15/31	18,352	15,934
	ConocoPhillips	5.900%	10/15/32	17,894	19,414
	ConocoPhillips Co.	5.050%	9/15/33	30,412	31,202
	Coterra Energy Inc.	5.600%	3/15/34	13,125	13,433
	DCP Midstream Operating LP	8.125%	8/16/30	6,830	7,978
	DCP Midstream Operating LP	3.250%	2/15/32	15,172	13,416
	Devon Energy Corp.	4.500%	1/15/30	18,043	17,893
	Devon Energy Corp.	7.875%	9/30/31	15,418	17,896
	Devon Energy Corp.	7.950%	4/15/32	7,928	9,295
	Diamondback Energy Inc.	3.500%	12/1/29	25,182	23,812
	Diamondback Energy Inc.	5.150%	1/30/30	26,772	27,372
	Diamondback Energy Inc.	3.125%	3/24/31	24,047	21,716
	Diamondback Energy Inc.	6.250%	3/15/33	31,628	34,017
	Diamondback Energy Inc.	5.400%	4/18/34	33,655	34,275
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	10,883	10,074
	Enbridge Inc.	3.125%	11/15/29	26,685	24,883

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enbridge Inc.	6.200%	11/15/30	18,817	20,340
	Enbridge Inc.	5.700%	3/8/33	60,373	63,005
	Enbridge Inc.	2.500%	8/1/33	26,649	22,057
	Enbridge Inc.	5.625%	4/5/34	36,752	37,978
	Enbridge Inc.	7.200%	6/27/54	18,430	19,069
	Enbridge Inc.	7.375%	3/15/55	12,055	12,381
	Energy Transfer LP	4.150%	9/15/29	14,197	13,857
	Energy Transfer LP	3.750%	5/15/30	44,386	42,082
	Energy Transfer LP	6.400%	12/1/30	21,034	22,759
	Energy Transfer LP	5.750%	2/15/33	45,541	47,292
	Energy Transfer LP	6.550%	12/1/33	40,619	44,399
	Energy Transfer LP	5.550%	5/15/34	36,068	36,914
	Enterprise Products Operating LLC	2.800%	1/31/30	27,570	25,494
	Enterprise Products Operating LLC	5.350%	1/31/33	31,135	32,430
[2]	Enterprise Products Operating LLC	6.875%	3/1/33	13,708	15,603
	Enterprise Products Operating LLC	4.850%	1/31/34	24,969	25,083
	EOG Resources Inc.	4.375%	4/15/30	19,686	19,718
	EQT Corp.	7.000%	2/1/30	17,226	18,756
	EQT Corp.	5.750%	2/1/34	19,943	20,312
	Exxon Mobil Corp.	3.482%	3/19/30	48,641	46,857
	Exxon Mobil Corp.	2.610%	10/15/30	49,755	45,365
	Halliburton Co.	2.920%	3/1/30	41,898	38,584
	Helmerich & Payne Inc.	2.900%	9/29/31	14,525	12,486
	Hess Corp.	7.875%	10/1/29	4,981	5,686
	Hess Corp.	7.300%	8/15/31	20,459	23,340
	Hess Corp.	7.125%	3/15/33	15,065	17,187
	HF Sinclair Corp.	4.500%	10/1/30	7,508	7,253
	Kinder Morgan Energy Partners LP	7.400%	3/15/31	5,639	6,361
	Kinder Morgan Energy Partners LP	7.300%	8/15/33	10,198	11,747
	Kinder Morgan Inc.	2.000%	2/15/31	27,039	23,021
[2]	Kinder Morgan Inc.	7.800%	8/1/31	11,211	12,953
[2]	Kinder Morgan Inc.	7.750%	1/15/32	26,472	30,703
	Kinder Morgan Inc.	4.800%	2/1/33	19,783	19,351
	Kinder Morgan Inc.	5.200%	6/1/33	45,498	45,643
	Kinder Morgan Inc.	5.400%	2/1/34	18,238	18,526
	Marathon Oil Corp.	6.800%	3/15/32	13,562	15,117
	Marathon Oil Corp.	5.700%	4/1/34	14,345	15,146
	MPLX LP	2.650%	8/15/30	28,116	25,141
	MPLX LP	4.950%	9/1/32	25,846	25,607
	MPLX LP	5.000%	3/1/33	28,712	28,434
	MPLX LP	5.500%	6/1/34	33,757	34,358
	NOV Inc.	3.600%	12/1/29	13,474	12,778
	Occidental Petroleum Corp.	8.875%	7/15/30	22,294	26,304
	Occidental Petroleum Corp.	6.625%	9/1/30	38,058	40,926
	Occidental Petroleum Corp.	6.125%	1/1/31	33,011	34,726
	Occidental Petroleum Corp.	7.500%	5/1/31	22,000	24,921
	Occidental Petroleum Corp.	7.875%	9/15/31	8,264	9,513
	Occidental Petroleum Corp.	5.375%	1/1/32	26,010	26,364
	Occidental Petroleum Corp.	5.550%	10/1/34	5,700	5,776
	ONEOK Inc.	3.400%	9/1/29	12,147	11,463
	ONEOK Inc.	3.100%	3/15/30	25,504	23,540
	ONEOK Inc.	3.250%	6/1/30	12,888	11,945
	ONEOK Inc.	5.800%	11/1/30	10,975	11,581
	ONEOK Inc.	6.350%	1/15/31	13,777	14,788
	ONEOK Inc.	6.100%	11/15/32	20,238	21,508
	ONEOK Inc.	6.050%	9/1/33	41,977	44,344
	Ovintiv Inc.	8.125%	9/15/30	5,757	6,646
	Ovintiv Inc.	7.200%	11/1/31	9,910	10,999
	Ovintiv Inc.	7.375%	11/1/31	12,834	14,347
	Ovintiv Inc.	6.250%	7/15/33	18,536	19,589
	Ovintiv Inc.	6.500%	8/15/34	14,435	15,632
	Patterson-UTI Energy Inc.	5.150%	11/15/29	4,171	4,149
	Patterson-UTI Energy Inc.	7.150%	10/1/33	10,603	11,484
	Phillips 66	2.150%	12/15/30	21,016	18,276
	Phillips 66 Co.	3.150%	12/15/29	14,156	13,237
	Phillips 66 Co.	5.250%	6/15/31	16,905	17,389
	Phillips 66 Co.	5.300%	6/30/33	25,849	26,450
	Pioneer Natural Resources Co.	1.900%	8/15/30	30,960	26,963
	Pioneer Natural Resources Co.	2.150%	1/15/31	26,248	22,831
	Plains All American Pipeline LP	3.550%	12/15/29	26,247	24,705

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Plains All American Pipeline LP	3.800%	9/15/30	20,501	19,315
	Sabine Pass Liquefaction LLC	4.500%	5/15/30	52,988	52,426
	Schlumberger Investment SA	2.650%	6/26/30	39,907	36,408
	Schlumberger Investment SA	4.850%	5/15/33	11,231	11,407
	Schlumberger Investment SA	5.000%	6/1/34	12,180	12,425
	Shell International Finance BV	2.375%	11/7/29	40,137	36,667
	Shell International Finance BV	2.750%	4/6/30	46,465	42,939
	Suncor Energy Inc.	7.150%	2/1/32	12,678	14,225
	Targa Resources Corp.	4.200%	2/1/33	19,646	18,304
	Targa Resources Corp.	6.125%	3/15/33	23,511	24,981
	Targa Resources Corp.	6.500%	3/30/34	21,213	23,170
	Targa Resources Partners LP	5.500%	3/1/30	24,160	24,519
	Targa Resources Partners LP	4.875%	2/1/31	28,163	27,655
	Targa Resources Partners LP	4.000%	1/15/32	30,908	28,678
	Texas Eastern Transmission LP	7.000%	7/15/32	7,052	7,867
	TotalEnergies Capital International SA	2.829%	1/10/30	38,335	35,637
	TotalEnergies Capital SA	5.150%	4/5/34	31,387	32,444
	TransCanada PipeLines Ltd.	4.100%	4/15/30	38,200	37,219
	TransCanada PipeLines Ltd.	2.500%	10/12/31	26,250	22,896
	TransCanada PipeLines Ltd.	4.625%	3/1/34	33,173	32,239
	TransCanada PipeLines Ltd.	5.600%	3/31/34	9,063	9,429
	Transcontinental Gas Pipe Line Co. LLC	3.250%	5/15/30	23,051	21,406
	Valero Energy Corp.	2.800%	12/1/31	16,583	14,477
	Valero Energy Corp.	7.500%	4/15/32	13,833	16,057
	Western Midstream Operating LP	4.050%	2/1/30	31,190	29,812
	Western Midstream Operating LP	6.150%	4/1/33	17,988	18,849
	Williams Cos. Inc.	4.800%	11/15/29	13,700	13,801
	Williams Cos. Inc.	3.500%	11/15/30	34,356	32,205
	Williams Cos. Inc.	2.600%	3/15/31	41,375	36,193
	Williams Cos. Inc.	8.750%	3/15/32	3,558	4,329
	Williams Cos. Inc.	4.650%	8/15/32	28,853	28,384
	Williams Cos. Inc.	5.650%	3/15/33	26,276	27,313
	Williams Cos. Inc.	5.150%	3/15/34	32,005	32,161
					3,451,394
Financials (31.1%)
	ACE Capital Trust II	9.700%	4/1/30	1,407	1,710
	AerCap Ireland Capital DAC	6.150%	9/30/30	15,784	16,830
	AerCap Ireland Capital DAC	3.300%	1/30/32	110,865	98,661
	AerCap Ireland Capital DAC	3.400%	10/29/33	39,971	34,850
	AerCap Ireland Capital DAC	5.300%	1/19/34	18,149	18,388
	AerCap Ireland Capital DAC	6.950%	3/10/55	19,000	19,618
	Affiliated Managers Group Inc.	3.300%	6/15/30	10,722	9,850
	Affiliated Managers Group Inc.	5.500%	8/20/34	10,000	9,910
[4]	Aflac Inc.	3.600%	4/1/30	26,977	25,768
	Air Lease Corp.	3.250%	10/1/29	12,765	11,875
[2]	Air Lease Corp.	3.000%	2/1/30	17,286	15,786
	Air Lease Corp.	3.125%	12/1/30	19,947	18,026
[2]	Air Lease Corp.	5.200%	7/15/31	15,925	16,042
[2]	Air Lease Corp.	2.875%	1/15/32	19,540	16,918
	Alleghany Corp.	3.625%	5/15/30	13,481	13,016
	Allstate Corp.	1.450%	12/15/30	23,976	19,897
	Allstate Corp.	5.250%	3/30/33	25,050	25,868
	Allstate Corp.	5.350%	6/1/33	7,442	7,722
[2]	Ally Financial Inc.	8.000%	11/1/31	54,484	62,219
	Ally Financial Inc.	8.000%	11/1/31	10,348	11,786
	Ally Financial Inc.	6.184%	7/26/35	15,665	15,952
	American Express Co.	6.489%	10/30/31	26,247	28,818
	American Express Co.	4.989%	5/26/33	24,139	24,164
	American Express Co.	4.420%	8/3/33	36,277	35,361
	American Express Co.	5.043%	5/1/34	29,655	29,968
	American Express Co.	5.625%	7/28/34	12,435	12,910
	American Express Co.	5.915%	4/25/35	13,328	14,032
	American Express Co.	5.284%	7/26/35	47,192	48,258
	American Financial Group Inc.	5.250%	4/2/30	6,349	6,551
	American International Group Inc.	4.250%	3/15/29	4,441	4,325
	American International Group Inc.	3.400%	6/30/30	9,008	8,410
	American International Group Inc.	5.125%	3/27/33	20,306	20,716
	Ameriprise Financial Inc.	4.500%	5/13/32	14,256	14,154
	Ameriprise Financial Inc.	5.150%	5/15/33	21,578	22,219

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aon Corp.	2.800%	5/15/30	31,519	28,710
	Aon Corp.	2.050%	8/23/31	12,440	10,472
	Aon Corp.	2.600%	12/2/31	12,694	11,044
	Aon Corp.	5.000%	9/12/32	13,181	13,359
	Aon Corp.	5.350%	2/28/33	24,165	24,942
	Aon North America Inc.	5.300%	3/1/31	14,195	14,657
	Aon North America Inc.	5.450%	3/1/34	46,462	48,061
[3]	Apollo Debt Solutions BDC	6.700%	7/29/31	15,885	16,149
	Apollo Global Management Inc.	6.375%	11/15/33	13,354	14,699
	Ares Capital Corp.	3.200%	11/15/31	19,979	17,225
	Arthur J Gallagher & Co.	2.400%	11/9/31	10,550	8,915
	Arthur J Gallagher & Co.	5.500%	3/2/33	9,790	10,140
	Arthur J Gallagher & Co.	6.500%	2/15/34	10,579	11,635
	Arthur J Gallagher & Co.	5.450%	7/15/34	400	412
	Assurant Inc.	4.900%	3/27/28	1	1
	Assurant Inc.	3.700%	2/22/30	6,167	5,804
	Assured Guaranty US Holdings Inc.	3.150%	6/15/31	13,650	12,187
	Athene Holding Ltd.	6.150%	4/3/30	13,582	14,469
	Athene Holding Ltd.	3.500%	1/15/31	13,472	12,397
	Athene Holding Ltd.	6.650%	2/1/33	11,212	12,192
	Athene Holding Ltd.	5.875%	1/15/34	25,059	25,847
	AXA SA	8.600%	12/15/30	25,286	30,287
	AXIS Specialty Finance LLC	3.900%	7/15/29	11,841	11,405
[2]	AXIS Specialty Finance LLC	4.900%	1/15/40	3,179	2,980
	Banco Bilbao Vizcaya Argentaria SA	7.883%	11/15/34	19,585	22,195
	Banco Bilbao Vizcaya Argentaria SA	6.033%	3/13/35	23,392	24,342
	Banco Santander SA	3.490%	5/28/30	27,281	25,465
	Banco Santander SA	2.749%	12/3/30	38,463	33,492
	Banco Santander SA	2.958%	3/25/31	10,729	9,545
	Banco Santander SA	5.439%	7/15/31	40,880	42,069
	Banco Santander SA	3.225%	11/22/32	10,742	9,258
	Banco Santander SA	6.921%	8/8/33	56,976	61,992
	Banco Santander SA	6.938%	11/7/33	39,293	44,638
	Banco Santander SA	6.350%	3/14/34	43,613	45,680
[2]	Bank of America Corp.	3.419%	12/20/28	1	1
[2]	Bank of America Corp.	2.884%	10/22/30	54,597	50,137
[2]	Bank of America Corp.	2.496%	2/13/31	89,573	80,146
[2]	Bank of America Corp.	2.592%	4/29/31	79,237	71,049
[2]	Bank of America Corp.	1.898%	7/23/31	74,817	64,013
[2]	Bank of America Corp.	1.922%	10/24/31	80,857	68,791
[2]	Bank of America Corp.	2.651%	3/11/32	58,196	51,009
	Bank of America Corp.	2.687%	4/22/32	107,593	94,371
	Bank of America Corp.	2.299%	7/21/32	87,849	74,755
	Bank of America Corp.	2.572%	10/20/32	84,007	72,701
[2]	Bank of America Corp.	2.972%	2/4/33	103,737	91,489
	Bank of America Corp.	4.571%	4/27/33	112,787	110,354
[2]	Bank of America Corp.	5.015%	7/22/33	141,992	143,613
	Bank of America Corp.	5.288%	4/25/34	141,709	144,945
	Bank of America Corp.	5.872%	9/15/34	109,304	116,188
	Bank of America Corp.	5.468%	1/23/35	129,905	134,491
[2]	Bank of America Corp.	5.425%	8/15/35	37,000	37,183
	Bank of America Corp.	2.482%	9/21/36	60,531	50,292
	Bank of America Corp.	3.846%	3/8/37	47,624	43,206
	Bank of Montreal	5.511%	6/4/31	20,195	21,012
	Bank of Montreal	3.088%	1/10/37	33,360	28,544
[2]	Bank of New York Mellon Corp.	1.650%	1/28/31	6,240	5,249
[2]	Bank of New York Mellon Corp.	1.800%	7/28/31	15,084	12,628
	Bank of New York Mellon Corp.	2.500%	1/26/32	7,151	6,213
	Bank of New York Mellon Corp.	5.060%	7/22/32	21,369	21,843
[2]	Bank of New York Mellon Corp.	4.289%	6/13/33	31,033	29,952
[2]	Bank of New York Mellon Corp.	5.834%	10/25/33	42,751	45,525
	Bank of New York Mellon Corp.	4.706%	2/1/34	24,764	24,513
[2]	Bank of New York Mellon Corp.	4.967%	4/26/34	23,400	23,574
[2]	Bank of New York Mellon Corp.	6.474%	10/25/34	24,196	26,878
[2]	Bank of New York Mellon Corp.	5.188%	3/14/35	26,493	27,063
	Bank of New York Mellon Corp.	5.606%	7/21/39	13,610	14,124
	Bank of Nova Scotia	4.850%	2/1/30	43,842	44,505
	Bank of Nova Scotia	2.150%	8/1/31	16,367	13,970
	Bank of Nova Scotia	2.450%	2/2/32	23,210	19,906
	Bank of Nova Scotia	5.650%	2/1/34	21,936	23,107

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bank of Nova Scotia	4.588%	5/4/37	29,366	27,557
	BankUnited Inc.	5.125%	6/11/30	8,050	7,806
	Barclays plc	2.645%	6/24/31	7,075	6,256
	Barclays plc	2.667%	3/10/32	22,817	19,714
	Barclays plc	2.894%	11/24/32	26,101	22,495
	Barclays plc	5.746%	8/9/33	34,177	35,352
	Barclays plc	7.437%	11/2/33	58,960	67,182
	Barclays plc	6.224%	5/9/34	57,847	61,402
	Barclays plc	7.119%	6/27/34	51,159	56,215
	Barclays plc	6.692%	9/13/34	43,868	48,074
	Barclays plc	3.564%	9/23/35	11,789	10,613
	Berkshire Hathaway Finance Corp.	1.850%	3/12/30	14,682	13,026
	Berkshire Hathaway Finance Corp.	1.450%	10/15/30	23,476	20,044
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	26,049	23,718
	BlackRock Funding Inc.	5.000%	3/14/34	29,927	30,724
	BlackRock Inc.	2.400%	4/30/30	26,555	24,034
	BlackRock Inc.	1.900%	1/28/31	36,267	31,312
	BlackRock Inc.	2.100%	2/25/32	20,915	17,786
	BlackRock Inc.	4.750%	5/25/33	29,885	30,238
[3]	Blackstone Private Credit Fund	6.250%	1/25/31	13,576	13,872
[3]	Blue Owl Credit Income Corp.	6.600%	9/15/29	12,380	12,591
	Blue Owl Credit Income Corp.	6.650%	3/15/31	19,772	20,146
[3]	Blue Owl Finance LLC	6.250%	4/18/34	26,461	27,424
	Brighthouse Financial Inc.	5.625%	5/15/30	13,389	13,723
	Brookfield Capital Finance LLC	6.087%	6/14/33	14,415	15,387
	Brookfield Finance I UK plc	2.340%	1/30/32	15,942	13,451
	Brookfield Finance Inc.	4.350%	4/15/30	19,827	19,470
	Brookfield Finance Inc.	2.724%	4/15/31	12,264	10,854
	Brookfield Finance Inc.	6.350%	1/5/34	18,502	20,140
	Brown & Brown Inc.	2.375%	3/15/31	22,041	18,825
	Brown & Brown Inc.	4.200%	3/17/32	16,877	15,979
	Brown & Brown Inc.	5.650%	6/11/34	15,407	15,878
	Canadian Imperial Bank of Commerce	3.600%	4/7/32	26,227	24,150
	Canadian Imperial Bank of Commerce	6.092%	10/3/33	31,362	33,744
[2]	Capital One Financial Corp.	7.624%	10/30/31	32,285	36,442
	Capital One Financial Corp.	2.359%	7/29/32	27,700	22,286
	Capital One Financial Corp.	2.618%	11/2/32	12,338	10,387
	Capital One Financial Corp.	5.268%	5/10/33	42,556	42,374
	Capital One Financial Corp.	5.817%	2/1/34	32,893	33,604
	Capital One Financial Corp.	6.377%	6/8/34	62,226	66,053
	Capital One Financial Corp.	6.051%	2/1/35	18,635	19,341
	Capital One Financial Corp.	5.884%	7/26/35	20,150	20,664
	Cboe Global Markets Inc.	1.625%	12/15/30	13,320	11,315
	Cboe Global Markets Inc.	3.000%	3/16/32	7,548	6,795
	Charles Schwab Corp.	2.750%	10/1/29	13,272	12,230
	Charles Schwab Corp.	4.625%	3/22/30	18,040	18,227
	Charles Schwab Corp.	1.650%	3/11/31	23,142	19,256
	Charles Schwab Corp.	2.300%	5/13/31	26,785	23,241
	Charles Schwab Corp.	1.950%	12/1/31	19,428	16,205
	Charles Schwab Corp.	2.900%	3/3/32	24,388	21,598
	Charles Schwab Corp.	5.853%	5/19/34	37,295	39,281
	Charles Schwab Corp.	6.136%	8/24/34	38,292	41,158
	Chubb INA Holdings LLC	1.375%	9/15/30	31,287	26,540
	Chubb INA Holdings LLC	5.000%	3/15/34	40,082	41,060
	CI Financial Corp.	3.200%	12/17/30	21,811	18,000
[2]	Citibank NA	5.570%	4/30/34	59,010	61,971
[2]	Citigroup Inc.	2.976%	11/5/30	61,797	56,875
[2]	Citigroup Inc.	2.666%	1/29/31	58,292	52,506
[2]	Citigroup Inc.	4.412%	3/31/31	118,706	116,720
[2]	Citigroup Inc.	2.572%	6/3/31	88,311	78,489
	Citigroup Inc.	2.561%	5/1/32	73,614	63,731
	Citigroup Inc.	6.625%	6/15/32	36,688	40,246
	Citigroup Inc.	2.520%	11/3/32	19,316	16,491
	Citigroup Inc.	3.057%	1/25/33	90,044	79,212
	Citigroup Inc.	3.785%	3/17/33	98,251	90,639
	Citigroup Inc.	4.910%	5/24/33	40,354	40,139
	Citigroup Inc.	6.000%	10/31/33	15,181	16,223
	Citigroup Inc.	6.270%	11/17/33	78,457	84,905
	Citigroup Inc.	6.174%	5/25/34	102,897	108,574
	Citigroup Inc.	5.827%	2/13/35	58,666	60,308

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Citigroup Inc.	5.449%	6/11/35	62,645	64,403
	Citizens Financial Group Inc.	2.500%	2/6/30	6,619	5,828
	Citizens Financial Group Inc.	3.250%	4/30/30	15,394	14,098
	Citizens Financial Group Inc.	5.718%	7/23/32	35,407	36,160
	Citizens Financial Group Inc.	2.638%	9/30/32	14,700	11,946
	Citizens Financial Group Inc.	6.645%	4/25/35	19,095	20,619
	Citizens Financial Group Inc.	5.641%	5/21/37	11,142	10,775
	CME Group Inc.	2.650%	3/15/32	18,319	16,318
	CNA Financial Corp.	2.050%	8/15/30	5,508	4,776
	CNA Financial Corp.	5.500%	6/15/33	12,528	12,975
	CNA Financial Corp.	5.125%	2/15/34	13,165	13,262
	CNO Financial Group Inc.	6.450%	6/15/34	18,490	19,293
	Comerica Bank	5.332%	8/25/33	12,634	11,714
	Corebridge Financial Inc.	3.900%	4/5/32	38,413	35,565
	Corebridge Financial Inc.	6.050%	9/15/33	13,147	13,983
	Corebridge Financial Inc.	5.750%	1/15/34	19,784	20,639
	Credit Suisse USA LLC	7.125%	7/15/32	34,135	38,960
	Deutsche Bank AG	5.882%	7/8/31	4,251	4,303
[2]	Deutsche Bank AG	3.547%	9/18/31	42,498	39,035
	Deutsche Bank AG	3.729%	1/14/32	33,630	29,706
	Deutsche Bank AG	3.035%	5/28/32	24,409	21,344
	Deutsche Bank AG	3.742%	1/7/33	32,544	27,885
	Deutsche Bank AG	7.079%	2/10/34	39,536	41,829
[2]	Discover Bank	2.700%	2/6/30	11,091	9,870
	Discover Financial Services	6.700%	11/29/32	24,446	26,621
	Discover Financial Services	7.964%	11/2/34	23,494	27,199
	Enstar Group Ltd.	4.950%	6/1/29	10,331	10,232
	Enstar Group Ltd.	3.100%	9/1/31	14,980	12,736
	Equitable Holdings Inc.	5.594%	1/11/33	13,640	14,109
	Fairfax Financial Holdings Ltd.	4.625%	4/29/30	9,820	9,720
	Fairfax Financial Holdings Ltd.	3.375%	3/3/31	15,828	14,216
	Fairfax Financial Holdings Ltd.	5.625%	8/16/32	21,622	22,046
[3]	Fairfax Financial Holdings Ltd.	6.000%	12/7/33	20,432	21,318
	Fidelity National Financial Inc.	4.500%	8/15/28	1,973	1,960
	Fidelity National Financial Inc.	3.400%	6/15/30	17,222	15,845
	Fidelity National Financial Inc.	2.450%	3/15/31	14,541	12,425
	Fifth Third Bancorp	5.631%	1/29/32	26,737	27,464
	Fifth Third Bancorp	4.337%	4/25/33	17,130	16,156
	First American Financial Corp.	4.000%	5/15/30	12,011	11,304
	First American Financial Corp.	2.400%	8/15/31	16,675	13,862
[2]	First Horizon Bank	5.750%	5/1/30	10,162	10,210
	Franklin Resources Inc.	1.600%	10/30/30	22,723	19,046
	FS KKR Capital Corp.	3.250%	7/15/27	1	1
	GATX Corp.	4.000%	6/30/30	12,863	12,415
	GATX Corp.	1.900%	6/1/31	10,565	8,718
	GATX Corp.	3.500%	6/1/32	10,582	9,535
	GATX Corp.	4.900%	3/15/33	10,672	10,542
	GATX Corp.	5.450%	9/15/33	13,333	13,679
	GATX Corp.	6.050%	3/15/34	13,216	14,042
	GATX Corp.	6.900%	5/1/34	10,571	11,933
	Global Payments Inc.	2.900%	5/15/30	26,811	24,148
	Global Payments Inc.	2.900%	11/15/31	20,152	17,550
	Global Payments Inc.	5.400%	8/15/32	21,950	22,374
	Globe Life Inc.	2.150%	8/15/30	7,506	6,391
	Globe Life Inc.	4.800%	6/15/32	9,747	9,493
	Goldman Sachs Capital I	6.345%	2/15/34	18,725	20,318
	Goldman Sachs Group Inc.	2.600%	2/7/30	52,517	47,638
	Goldman Sachs Group Inc.	3.800%	3/15/30	68,367	65,893
	Goldman Sachs Group Inc.	1.992%	1/27/32	61,229	51,410
	Goldman Sachs Group Inc.	2.615%	4/22/32	95,383	82,911
	Goldman Sachs Group Inc.	2.383%	7/21/32	102,411	87,210
	Goldman Sachs Group Inc.	2.650%	10/21/32	79,020	68,188
	Goldman Sachs Group Inc.	6.125%	2/15/33	37,096	41,069
	Goldman Sachs Group Inc.	3.102%	2/24/33	107,572	95,172
	Goldman Sachs Group Inc.	6.561%	10/24/34	36,994	41,016
	Goldman Sachs Group Inc.	5.851%	4/25/35	66,967	70,744
	Goldman Sachs Group Inc.	5.330%	7/23/35	68,054	69,297
[3]	HA Sustainable Infrastructure Capital Inc.	6.375%	7/1/34	18,450	18,655
	Hanover Insurance Group Inc.	2.500%	9/1/30	8,325	7,223
[3]	HPS Corporate Lending Fund	6.250%	9/30/29	9,000	9,161

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	HSBC Holdings plc	4.950%	3/31/30	66,460	67,578
[2]	HSBC Holdings plc	2.848%	6/4/31	24,302	21,809
[2]	HSBC Holdings plc	2.357%	8/18/31	30,542	26,542
	HSBC Holdings plc	5.733%	5/17/32	37,642	39,067
	HSBC Holdings plc	2.804%	5/24/32	81,178	70,473
	HSBC Holdings plc	2.871%	11/22/32	44,761	38,668
	HSBC Holdings plc	4.762%	3/29/33	55,576	53,597
	HSBC Holdings plc	5.402%	8/11/33	64,953	66,498
	HSBC Holdings plc	8.113%	11/3/33	65,625	76,624
	HSBC Holdings plc	6.254%	3/9/34	69,222	74,458
	HSBC Holdings plc	6.547%	6/20/34	48,178	51,436
	HSBC Holdings plc	7.399%	11/13/34	57,013	63,902
	HSBC Holdings plc	5.719%	3/4/35	29,775	31,024
	Huntington Bancshares Inc.	2.550%	2/4/30	18,951	16,856
	Huntington Bancshares Inc.	5.023%	5/17/33	17,203	16,809
	Huntington Bancshares Inc.	5.709%	2/2/35	30,989	31,779
	Huntington Bancshares Inc.	2.487%	8/15/36	8,262	6,600
	Huntington National Bank	5.650%	1/10/30	21,360	22,126
	ING Groep NV	2.727%	4/1/32	19,881	17,460
	ING Groep NV	4.252%	3/28/33	22,446	21,532
	ING Groep NV	6.114%	9/11/34	32,944	35,249
	ING Groep NV	5.550%	3/19/35	41,200	42,442
	Intercontinental Exchange Inc.	2.100%	6/15/30	32,428	28,589
	Intercontinental Exchange Inc.	1.850%	9/15/32	40,109	32,707
	Intercontinental Exchange Inc.	4.600%	3/15/33	45,060	44,950
	Jackson Financial Inc.	3.125%	11/23/31	10,880	9,419
	Jackson Financial Inc.	5.670%	6/8/32	6,193	6,408
	Jefferies Financial Group Inc.	4.150%	1/23/30	28,643	27,550
	Jefferies Financial Group Inc.	2.625%	10/15/31	26,532	22,578
	Jefferies Financial Group Inc.	2.750%	10/15/32	16,870	14,118
	Jefferies Financial Group Inc.	6.200%	4/14/34	39,129	41,186
	JPMorgan Chase & Co.	3.875%	9/10/24	1	1
	JPMorgan Chase & Co.	1.040%	2/4/27	82	78
[2]	JPMorgan Chase & Co.	8.750%	9/1/30	264	319
[2]	JPMorgan Chase & Co.	2.739%	10/15/30	103,262	94,519
[2]	JPMorgan Chase & Co.	4.493%	3/24/31	88,836	88,517
[2]	JPMorgan Chase & Co.	2.522%	4/22/31	62,104	55,747
[2]	JPMorgan Chase & Co.	2.956%	5/13/31	77,848	70,849
	JPMorgan Chase & Co.	1.764%	11/19/31	42,152	35,681
	JPMorgan Chase & Co.	1.953%	2/4/32	87,690	74,111
	JPMorgan Chase & Co.	2.580%	4/22/32	101,219	88,587
	JPMorgan Chase & Co.	2.545%	11/8/32	79,603	68,792
	JPMorgan Chase & Co.	2.963%	1/25/33	97,961	86,694
	JPMorgan Chase & Co.	4.586%	4/26/33	62,131	61,279
	JPMorgan Chase & Co.	4.912%	7/25/33	124,178	124,936
	JPMorgan Chase & Co.	5.717%	9/14/33	92,752	97,101
	JPMorgan Chase & Co.	5.350%	6/1/34	110,673	114,058
	JPMorgan Chase & Co.	6.254%	10/23/34	78,059	85,464
	JPMorgan Chase & Co.	5.336%	1/23/35	84,278	86,790
	JPMorgan Chase & Co.	5.766%	4/22/35	78,614	83,461
	JPMorgan Chase & Co.	5.294%	7/22/35	88,353	90,587
	Kemper Corp.	2.400%	9/30/30	10,646	9,063
	Kemper Corp.	3.800%	2/23/32	10,297	9,183
[2]	KeyBank NA	4.900%	8/8/32	18,951	17,969
	KeyBank NA	5.000%	1/26/33	25,938	25,306
[2]	KeyCorp	2.550%	10/1/29	18,054	16,164
[2]	KeyCorp	4.789%	6/1/33	17,498	16,852
	KeyCorp	6.401%	3/6/35	23,058	24,690
	Lazard Group LLC	6.000%	3/15/31	10,780	11,257
	Lincoln National Corp.	3.050%	1/15/30	10,693	9,847
	Lincoln National Corp.	3.400%	1/15/31	11,849	10,821
	Lincoln National Corp.	3.400%	3/1/32	4,281	3,862
	Lincoln National Corp.	5.852%	3/15/34	8,904	9,297
	Lloyds Banking Group plc	4.976%	8/11/33	31,626	31,389
	Lloyds Banking Group plc	7.953%	11/15/33	24,362	28,153
	Lloyds Banking Group plc	5.679%	1/5/35	48,220	49,837
	Loews Corp.	3.200%	5/15/30	12,745	11,918
	LPL Holdings Inc.	6.000%	5/20/34	13,610	13,986
	M&T Bank Corp.	6.082%	3/13/32	24,288	25,258
	M&T Bank Corp.	5.053%	1/27/34	26,092	25,328

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Manulife Financial Corp.	3.703%	3/16/32	20,037	18,871
	Markel Group Inc.	3.350%	9/17/29	8,708	8,213
	Marsh & McLennan Cos. Inc.	2.250%	11/15/30	19,860	17,574
	Marsh & McLennan Cos. Inc.	2.375%	12/15/31	11,711	10,112
	Marsh & McLennan Cos. Inc.	5.750%	11/1/32	12,009	12,936
	Marsh & McLennan Cos. Inc.	5.400%	9/15/33	19,676	20,759
	Marsh & McLennan Cos. Inc.	5.150%	3/15/34	16,782	17,383
	Mastercard Inc.	3.350%	3/26/30	38,474	36,836
	Mastercard Inc.	1.900%	3/15/31	15,320	13,301
	Mastercard Inc.	2.000%	11/18/31	24,959	21,369
	Mastercard Inc.	4.850%	3/9/33	16,625	17,118
	Mastercard Inc.	4.875%	5/9/34	23,843	24,463
	MetLife Inc.	4.550%	3/23/30	26,956	27,328
	MetLife Inc.	6.500%	12/15/32	9,167	10,308
	MetLife Inc.	5.375%	7/15/33	26,388	27,634
	MetLife Inc.	6.375%	6/15/34	988	1,103
	MetLife Inc.	5.300%	12/15/34	7,692	7,977
	Mitsubishi UFJ Financial Group Inc.	2.559%	2/25/30	31,190	28,070
	Mitsubishi UFJ Financial Group Inc.	2.048%	7/17/30	38,923	33,723
	Mitsubishi UFJ Financial Group Inc.	5.475%	2/22/31	2,393	2,479
	Mitsubishi UFJ Financial Group Inc.	2.309%	7/20/32	54,633	46,556
	Mitsubishi UFJ Financial Group Inc.	2.494%	10/13/32	16,508	14,149
	Mitsubishi UFJ Financial Group Inc.	2.852%	1/19/33	27,648	24,126
	Mitsubishi UFJ Financial Group Inc.	4.315%	4/19/33	16,285	15,672
	Mitsubishi UFJ Financial Group Inc.	5.133%	7/20/33	42,017	42,616
	Mitsubishi UFJ Financial Group Inc.	5.472%	9/13/33	19,371	20,074
	Mitsubishi UFJ Financial Group Inc.	5.441%	2/22/34	32,957	34,220
	Mitsubishi UFJ Financial Group Inc.	5.406%	4/19/34	25,044	25,969
	Mitsubishi UFJ Financial Group Inc.	5.426%	4/17/35	40,364	41,631
[2]	Mizuho Financial Group Inc.	2.869%	9/13/30	17,585	16,079
[2]	Mizuho Financial Group Inc.	2.591%	5/25/31	6,344	5,639
	Mizuho Financial Group Inc.	5.739%	5/27/31	23,686	24,738
[2]	Mizuho Financial Group Inc.	2.201%	7/10/31	17,275	14,960
[2]	Mizuho Financial Group Inc.	1.979%	9/8/31	22,701	19,329
	Mizuho Financial Group Inc.	2.564%	9/13/31	27,125	22,894
	Mizuho Financial Group Inc.	2.172%	5/22/32	14,172	11,881
	Mizuho Financial Group Inc.	2.260%	7/9/32	13,063	11,005
	Mizuho Financial Group Inc.	5.669%	9/13/33	26,113	27,196
	Mizuho Financial Group Inc.	5.754%	5/27/34	23,768	24,952
	Mizuho Financial Group Inc.	5.748%	7/6/34	38,050	39,913
	Mizuho Financial Group Inc.	5.579%	5/26/35	11,755	12,219
[2]	Morgan Stanley	2.699%	1/22/31	101,267	91,668
[2]	Morgan Stanley	3.622%	4/1/31	61,326	58,161
[2]	Morgan Stanley	1.794%	2/13/32	52,958	44,045
	Morgan Stanley	7.250%	4/1/32	51,556	60,435
[2]	Morgan Stanley	1.928%	4/28/32	58,034	48,464
[2]	Morgan Stanley	2.239%	7/21/32	93,435	79,081
[2]	Morgan Stanley	2.511%	10/20/32	68,869	59,023
	Morgan Stanley	2.943%	1/21/33	55,275	48,558
	Morgan Stanley	4.889%	7/20/33	58,253	58,055
	Morgan Stanley	6.342%	10/18/33	86,917	95,244
[2]	Morgan Stanley	5.250%	4/21/34	93,876	95,415
[2]	Morgan Stanley	5.424%	7/21/34	74,594	76,628
	Morgan Stanley	6.627%	11/1/34	50,066	55,849
	Morgan Stanley	5.466%	1/18/35	65,036	66,988
	Morgan Stanley	5.831%	4/19/35	83,440	88,228
	Morgan Stanley	5.320%	7/19/35	74,890	76,487
	Morgan Stanley	2.484%	9/16/36	82,993	68,458
	Morgan Stanley	5.297%	4/20/37	50,195	49,900
	Morgan Stanley	5.948%	1/19/38	56,978	59,000
	Morgan Stanley	5.942%	2/7/39	34,634	35,792
	Nasdaq Inc.	1.650%	1/15/31	16,736	14,029
	Nasdaq Inc.	5.550%	2/15/34	33,144	34,516
	NatWest Group plc	6.016%	3/2/34	20,871	22,219
	NatWest Group plc	5.778%	3/1/35	37,481	39,209
[2]	NatWest Group plc	3.032%	11/28/35	18,251	16,059
	Nomura Holdings Inc.	3.103%	1/16/30	41,688	38,055
	Nomura Holdings Inc.	2.679%	7/16/30	24,546	21,679
	Nomura Holdings Inc.	2.608%	7/14/31	30,920	26,437
	Nomura Holdings Inc.	2.999%	1/22/32	28,723	24,906

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Nomura Holdings Inc.	6.181%	1/18/33	18,166	19,363
	Nomura Holdings Inc.	6.087%	7/12/33	6,487	6,917
	Nomura Holdings Inc.	5.783%	7/3/34	26,250	27,225
	Northern Trust Corp.	1.950%	5/1/30	23,441	20,701
	Northern Trust Corp.	6.125%	11/2/32	31,282	34,298
	Old Republic International Corp.	5.750%	3/28/34	11,090	11,469
	ORIX Corp.	3.700%	7/18/27	1	1
	ORIX Corp.	2.250%	3/9/31	13,556	11,612
	ORIX Corp.	4.000%	4/13/32	13,148	12,399
	ORIX Corp.	5.200%	9/13/32	13,245	13,505
	PartnerRe Finance B LLC	4.500%	10/1/50	8,976	8,202
	PayPal Holdings Inc.	2.850%	10/1/29	39,448	36,722
	PayPal Holdings Inc.	2.300%	6/1/30	25,214	22,547
	PayPal Holdings Inc.	4.400%	6/1/32	24,647	24,494
	PayPal Holdings Inc.	5.150%	6/1/34	25,680	26,357
[2]	PNC Bank NA	2.700%	10/22/29	19,644	17,830
	PNC Financial Services Group Inc.	2.550%	1/22/30	45,071	40,956
	PNC Financial Services Group Inc.	2.307%	4/23/32	26,016	22,278
	PNC Financial Services Group Inc.	4.626%	6/6/33	22,944	22,159
	PNC Financial Services Group Inc.	6.037%	10/28/33	37,704	40,094
	PNC Financial Services Group Inc.	5.068%	1/24/34	44,509	44,493
	PNC Financial Services Group Inc.	5.939%	8/18/34	17,829	18,875
	PNC Financial Services Group Inc.	6.875%	10/20/34	63,890	71,894
	PNC Financial Services Group Inc.	5.676%	1/22/35	44,387	46,273
	PNC Financial Services Group Inc.	5.401%	7/23/35	24,315	24,907
	Primerica Inc.	2.800%	11/19/31	15,983	13,808
	Principal Financial Group Inc.	2.125%	6/15/30	13,940	12,141
	Principal Financial Group Inc.	5.375%	3/15/33	17,166	17,684
	Progressive Corp.	3.200%	3/26/30	6,171	5,823
	Progressive Corp.	3.000%	3/15/32	14,682	13,288
	Progressive Corp.	6.250%	12/1/32	8,522	9,475
	Progressive Corp.	4.950%	6/15/33	18,983	19,473
[2]	Prudential Financial Inc.	2.100%	3/10/30	14,392	12,804
[2]	Prudential Financial Inc.	5.750%	7/15/33	3,704	4,042
[2]	Prudential Financial Inc.	3.700%	10/1/50	21,745	19,446
	Prudential Financial Inc.	5.125%	3/1/52	27,440	26,663
	Prudential Financial Inc.	6.000%	9/1/52	32,212	32,935
	Prudential Financial Inc.	6.750%	3/1/53	6,831	7,225
	Prudential Financial Inc.	6.500%	3/15/54	31,079	32,104
	Prudential Funding Asia plc	3.125%	4/14/30	26,416	24,567
	Prudential Funding Asia plc	3.625%	3/24/32	9,212	8,498
	Raymond James Financial Inc.	4.650%	4/1/30	12,439	12,583
	Reinsurance Group of America Inc.	3.150%	6/15/30	15,785	14,555
	Reinsurance Group of America Inc.	6.000%	9/15/33	11,691	12,327
	RenaissanceRe Holdings Ltd.	5.750%	6/5/33	19,805	20,429
[2]	Royal Bank of Canada	2.300%	11/3/31	43,243	37,336
	Royal Bank of Canada	3.875%	5/4/32	32,893	31,239
[2]	Royal Bank of Canada	5.000%	2/1/33	48,207	49,153
[2]	Royal Bank of Canada	5.000%	5/2/33	22,077	22,616
[2]	Royal Bank of Canada	5.150%	2/1/34	35,171	36,032
	Santander Holdings USA Inc.	7.660%	11/9/31	18,555	20,700
	Santander Holdings USA Inc.	6.342%	5/31/35	12,743	13,221
	Santander UK Group Holdings plc	2.896%	3/15/32	23,810	20,745
	State Street Corp.	2.400%	1/24/30	35,146	32,050
	State Street Corp.	2.200%	3/3/31	25,781	22,459
	State Street Corp.	3.152%	3/30/31	8,613	8,046
	State Street Corp.	4.421%	5/13/33	11,372	11,156
	State Street Corp.	4.164%	8/4/33	26,015	25,026
	State Street Corp.	4.821%	1/26/34	20,935	20,898
	State Street Corp.	5.159%	5/18/34	29,386	30,027
[2]	State Street Corp.	3.031%	11/1/34	17,461	15,967
	State Street Corp.	6.123%	11/21/34	9,102	9,770
	Stewart Information Services Corp.	3.600%	11/15/31	11,049	9,481
	Stifel Financial Corp.	4.000%	5/15/30	10,998	10,454
	Sumitomo Mitsui Financial Group Inc.	3.202%	9/17/29	9,039	8,422
	Sumitomo Mitsui Financial Group Inc.	2.724%	9/27/29	8,612	7,862
	Sumitomo Mitsui Financial Group Inc.	5.710%	1/13/30	42,307	44,353
	Sumitomo Mitsui Financial Group Inc.	2.750%	1/15/30	48,663	44,190
	Sumitomo Mitsui Financial Group Inc.	2.130%	7/8/30	33,827	29,393
	Sumitomo Mitsui Financial Group Inc.	5.852%	7/13/30	2,187	2,312

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sumitomo Mitsui Financial Group Inc.	2.142%	9/23/30	23,685	20,451
	Sumitomo Mitsui Financial Group Inc.	1.710%	1/12/31	8,188	6,799
	Sumitomo Mitsui Financial Group Inc.	2.222%	9/17/31	15,381	12,979
	Sumitomo Mitsui Financial Group Inc.	5.766%	1/13/33	46,635	49,428
	Sumitomo Mitsui Financial Group Inc.	5.776%	7/13/33	29,986	31,821
	Sumitomo Mitsui Financial Group Inc.	5.808%	9/14/33	21,521	22,954
	Sumitomo Mitsui Financial Group Inc.	5.558%	7/9/34	39,663	41,311
	Synchrony Financial	2.875%	10/28/31	17,447	14,692
[2]	Toronto-Dominion Bank	2.000%	9/10/31	23,275	19,737
[2]	Toronto-Dominion Bank	2.450%	1/12/32	18,183	15,657
[2]	Toronto-Dominion Bank	3.200%	3/10/32	35,995	32,339
	Toronto-Dominion Bank	4.456%	6/8/32	51,759	50,627
	TPG Operating Group II LP	5.875%	3/5/34	15,015	15,814
	Travelers Property Casualty Corp.	6.375%	3/15/33	18,370	20,698
[2]	Truist Bank	2.250%	3/11/30	33,461	29,094
[2]	Truist Financial Corp.	1.950%	6/5/30	21,022	18,155
[2]	Truist Financial Corp.	4.916%	7/28/33	30,640	29,616
[2]	Truist Financial Corp.	6.123%	10/28/33	24,348	25,914
[2]	Truist Financial Corp.	5.122%	1/26/34	45,334	45,092
[2]	Truist Financial Corp.	5.867%	6/8/34	48,077	50,191
[2]	Truist Financial Corp.	5.711%	1/24/35	49,937	51,715
[2]	US Bancorp	3.000%	7/30/29	1,746	1,621
[2]	US Bancorp	1.375%	7/22/30	35,880	30,180
[2]	US Bancorp	2.677%	1/27/33	23,893	20,574
[2]	US Bancorp	4.967%	7/22/33	36,147	35,480
	US Bancorp	5.850%	10/21/33	40,175	42,197
	US Bancorp	4.839%	2/1/34	49,187	48,366
	US Bancorp	5.836%	6/12/34	53,052	55,731
	US Bancorp	5.678%	1/23/35	55,843	58,148
	US Bancorp	2.491%	11/3/36	34,512	28,613
	Visa Inc.	2.050%	4/15/30	38,994	34,903
	Visa Inc.	1.100%	2/15/31	32,656	26,985
[2]	Wells Fargo & Co.	3.196%	6/17/27	184	179
[2]	Wells Fargo & Co.	7.950%	11/15/29	4,012	4,594
[2]	Wells Fargo & Co.	2.879%	10/30/30	107,918	98,899
[2]	Wells Fargo & Co.	2.572%	2/11/31	88,632	79,517
[2]	Wells Fargo & Co.	4.478%	4/4/31	71,201	70,454
[2]	Wells Fargo & Co.	3.350%	3/2/33	100,957	90,954
[2]	Wells Fargo & Co.	4.897%	7/25/33	103,264	102,744
	Wells Fargo & Co.	5.389%	4/24/34	99,803	102,201
[2]	Wells Fargo & Co.	5.557%	7/25/34	108,186	111,683
	Wells Fargo & Co.	6.491%	10/23/34	84,005	92,455
	Wells Fargo & Co.	5.499%	1/23/35	87,515	90,212
	Western Union Co.	2.750%	3/15/31	7,992	6,879
	Westpac Banking Corp.	2.650%	1/16/30	22,407	20,620
	Westpac Banking Corp.	2.150%	6/3/31	27,813	24,100
	Westpac Banking Corp.	5.405%	8/10/33	30,291	30,677
	Westpac Banking Corp.	6.820%	11/17/33	18,482	20,607
	Westpac Banking Corp.	4.110%	7/24/34	12,251	11,734
	Westpac Banking Corp.	2.668%	11/15/35	37,819	32,589
	Westpac Banking Corp.	3.020%	11/18/36	28,771	24,683
	Willis North America Inc.	2.950%	9/15/29	23,308	21,535
	Willis North America Inc.	5.350%	5/15/33	26,080	26,584
	Zions Bancorp NA	3.250%	10/29/29	13,516	11,842
					16,251,053
Health Care (9.3%)
	Abbott Laboratories	1.400%	6/30/30	16,937	14,656
	AbbVie Inc.	3.200%	11/21/29	156,934	148,727
	AbbVie Inc.	4.950%	3/15/31	55,234	56,851
	AbbVie Inc.	5.050%	3/15/34	73,934	76,158
	Adventist Health System	5.430%	3/1/32	9,295	9,440
	Adventist Health System	5.757%	12/1/34	4,395	4,505
[2]	Advocate Health & Hospitals Corp.	2.211%	6/15/30	8,124	7,213
	Agilent Technologies Inc.	2.750%	9/15/29	13,319	12,230
	Agilent Technologies Inc.	2.100%	6/4/30	13,191	11,582
	Agilent Technologies Inc.	2.300%	3/12/31	23,146	20,063
	Amgen Inc.	2.450%	2/21/30	37,758	34,075
	Amgen Inc.	5.250%	3/2/30	76,857	79,551
	Amgen Inc.	2.300%	2/25/31	37,191	32,387

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amgen Inc.	2.000%	1/15/32	12,146	10,146
	Amgen Inc.	3.350%	2/22/32	31,872	29,192
	Amgen Inc.	4.200%	3/1/33	20,823	19,929
	Amgen Inc.	5.250%	3/2/33	109,194	112,212
[2]	Ascension Health	2.532%	11/15/29	23,255	21,400
	AstraZeneca Finance LLC	4.900%	2/26/31	31,384	32,247
	AstraZeneca Finance LLC	2.250%	5/28/31	27,194	23,723
	AstraZeneca Finance LLC	4.875%	3/3/33	12,447	12,772
	AstraZeneca Finance LLC	5.000%	2/26/34	37,373	38,497
	AstraZeneca plc	1.375%	8/6/30	45,557	38,780
	Banner Health	2.338%	1/1/30	5,392	4,858
	Banner Health	1.897%	1/1/31	7,934	6,788
	Baxter International Inc.	3.950%	4/1/30	10,644	10,310
	Baxter International Inc.	1.730%	4/1/31	13,100	10,889
	Baxter International Inc.	2.539%	2/1/32	57,450	49,057
[2]	Baylor Scott & White Holdings	1.777%	11/15/30	3,033	2,610
	Becton Dickinson & Co.	2.823%	5/20/30	22,186	20,281
	Becton Dickinson & Co.	1.957%	2/11/31	31,665	26,903
	Becton Dickinson & Co.	4.298%	8/22/32	13,196	12,787
	Becton Dickinson & Co.	5.110%	2/8/34	6,705	6,820
	Biogen Inc.	2.250%	5/1/30	38,830	34,271
	Bio-Rad Laboratories Inc.	3.700%	3/15/32	21,449	19,683
[2]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	10,415	9,922
[2]	Bon Secours Mercy Health Inc.	2.095%	6/1/31	7,734	6,596
	Boston Scientific Corp.	2.650%	6/1/30	32,650	29,727
	Bristol-Myers Squibb Co.	1.450%	11/13/30	33,512	28,299
	Bristol-Myers Squibb Co.	5.750%	2/1/31	20,624	22,091
	Bristol-Myers Squibb Co.	5.100%	2/22/31	52,199	53,976
	Bristol-Myers Squibb Co.	2.950%	3/15/32	51,159	45,938
	Bristol-Myers Squibb Co.	5.900%	11/15/33	22,278	24,249
	Bristol-Myers Squibb Co.	5.200%	2/22/34	62,259	64,553
	Cardinal Health Inc.	5.450%	2/15/34	13,525	14,007
[2]	Cedars-Sinai Health System	2.288%	8/15/31	6,850	5,952
	Cencora Inc.	2.800%	5/15/30	11,971	10,880
	Cencora Inc.	2.700%	3/15/31	29,709	26,364
	Cencora Inc.	5.125%	2/15/34	7,913	8,058
	Centene Corp.	4.625%	12/15/29	89,126	86,688
	Centene Corp.	3.375%	2/15/30	55,764	51,079
	Centene Corp.	3.000%	10/15/30	57,798	51,369
	Centene Corp.	2.500%	3/1/31	59,432	50,454
	Centene Corp.	2.625%	8/1/31	39,119	33,157
	Cigna Group	2.400%	3/15/30	35,922	32,183
	Cigna Group	2.375%	3/15/31	39,094	33,998
	Cigna Group	5.125%	5/15/31	17,447	17,894
	Cigna Group	5.400%	3/15/33	22,542	23,357
	Cigna Group	5.250%	2/15/34	33,124	33,813
	CommonSpirit Health	3.347%	10/1/29	24,004	22,635
	CommonSpirit Health	5.205%	12/1/31	20,995	21,398
	CommonSpirit Health	5.318%	12/1/34	5,075	5,179
	CVS Health Corp.	5.125%	2/21/30	37,602	38,196
	CVS Health Corp.	3.750%	4/1/30	36,533	34,623
	CVS Health Corp.	1.750%	8/21/30	37,818	31,825
	CVS Health Corp.	5.250%	1/30/31	17,151	17,437
	CVS Health Corp.	1.875%	2/28/31	55,249	45,777
	CVS Health Corp.	5.550%	6/1/31	30,265	31,116
	CVS Health Corp.	2.125%	9/15/31	18,549	15,401
	CVS Health Corp.	5.250%	2/21/33	49,576	49,842
	CVS Health Corp.	5.300%	6/1/33	29,166	29,303
	CVS Health Corp.	5.700%	6/1/34	32,622	33,412
	DENTSPLY SIRONA Inc.	3.250%	6/1/30	20,400	18,536
	DH Europe Finance II Sarl	2.600%	11/15/29	23,471	21,640
	Elevance Health Inc.	4.101%	3/1/28	1	—
	Elevance Health Inc.	2.875%	9/15/29	28,711	26,690
	Elevance Health Inc.	2.250%	5/15/30	29,034	25,693
	Elevance Health Inc.	2.550%	3/15/31	28,508	25,155
	Elevance Health Inc.	4.100%	5/15/32	13,108	12,613
	Elevance Health Inc.	5.500%	10/15/32	14,883	15,653
	Elevance Health Inc.	4.750%	2/15/33	31,120	31,004
	Elevance Health Inc.	5.375%	6/15/34	26,409	27,344
	Eli Lilly & Co.	4.700%	2/27/33	25,875	26,261

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eli Lilly & Co.	4.700%	2/9/34	39,159	39,635
	Eli Lilly & Co.	4.600%	8/14/34	21,412	21,470
	GE HealthCare Technologies Inc.	5.857%	3/15/30	32,023	33,871
	GE HealthCare Technologies Inc.	5.905%	11/22/32	45,937	48,970
	Gilead Sciences Inc.	1.650%	10/1/30	32,873	27,975
	Gilead Sciences Inc.	5.250%	10/15/33	24,804	25,824
	GlaxoSmithKline Capital Inc.	3.875%	5/15/28	1	—
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	13,298	14,156
	GlaxoSmithKline Capital plc	3.375%	6/1/29	6,461	6,220
	HCA Inc.	3.500%	9/1/30	70,081	65,291
	HCA Inc.	5.450%	4/1/31	32,912	33,761
	HCA Inc.	2.375%	7/15/31	22,631	19,269
	HCA Inc.	3.625%	3/15/32	52,396	47,636
	HCA Inc.	5.500%	6/1/33	37,823	38,728
	HCA Inc.	5.600%	4/1/34	34,032	34,997
	HCA Inc.	5.450%	9/15/34	2,712	2,746
	Humana Inc.	4.875%	4/1/30	12,710	12,826
	Humana Inc.	5.375%	4/15/31	30,407	31,153
	Humana Inc.	2.150%	2/3/32	25,302	21,011
	Humana Inc.	5.875%	3/1/33	25,970	27,283
	Humana Inc.	5.950%	3/15/34	23,575	24,920
	Illumina Inc.	2.550%	3/23/31	13,465	11,533
	Johnson & Johnson	6.950%	9/1/29	2,160	2,474
	Johnson & Johnson	1.300%	9/1/30	58,907	50,506
	Johnson & Johnson	4.900%	6/1/31	31,963	33,206
	Johnson & Johnson	4.375%	12/5/33	10,460	10,656
	Johnson & Johnson	4.950%	6/1/34	19,466	20,345
	Laboratory Corp. of America Holdings	2.950%	12/1/29	6,919	6,381
	Laboratory Corp. of America Holdings	2.700%	6/1/31	23,390	20,600
	McKesson Corp.	5.100%	7/15/33	16,518	16,965
	Medtronic Global Holdings SCA	4.500%	3/30/33	25,884	25,713
	Merck & Co. Inc.	1.900%	12/10/28	10,416	9,502
	Merck & Co. Inc.	4.300%	5/17/30	20,186	20,259
	Merck & Co. Inc.	1.450%	6/24/30	33,848	28,963
	Merck & Co. Inc.	2.150%	12/10/31	55,850	48,105
	Merck & Co. Inc.	4.500%	5/17/33	37,944	37,989
	Merck & Co. Inc.	6.500%	12/1/33	2,179	2,491
	Novartis Capital Corp.	2.200%	8/14/30	40,896	36,730
[2]	Ochsner LSU Health System of North Louisiana	2.510%	5/15/31	8,270	6,174
	OhioHealth Corp.	2.297%	11/15/31	7,625	6,517
	Pfizer Inc.	2.625%	4/1/30	43,548	39,952
	Pfizer Inc.	1.700%	5/28/30	28,841	25,090
	Pfizer Inc.	1.750%	8/18/31	33,241	28,051
	Pfizer Investment Enterprises Pte. Ltd.	4.650%	5/19/30	80,561	81,813
	Pfizer Investment Enterprises Pte. Ltd.	4.750%	5/19/33	139,238	140,002
[2]	Piedmont Healthcare Inc.	2.044%	1/1/32	7,288	6,113
[2]	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	17,237	15,661
	Providence St. Joseph Health Obligated Group	5.403%	10/1/33	15,850	16,303
	Quest Diagnostics Inc.	4.625%	12/15/29	8,525	8,546
	Quest Diagnostics Inc.	2.950%	6/30/30	24,625	22,584
	Quest Diagnostics Inc.	2.800%	6/30/31	14,562	12,914
	Quest Diagnostics Inc.	6.400%	11/30/33	21,387	23,546
	Regeneron Pharmaceuticals Inc.	1.750%	9/15/30	33,243	28,438
	Revvity Inc.	3.300%	9/15/29	17,541	16,426
	Revvity Inc.	2.550%	3/15/31	10,565	9,142
	Revvity Inc.	2.250%	9/15/31	13,200	11,146
	Royalty Pharma plc	2.200%	9/2/30	31,636	27,404
	Royalty Pharma plc	2.150%	9/2/31	17,823	14,987
	Royalty Pharma plc	5.400%	9/2/34	6,500	6,579
[2]	Rush Obligated Group	3.922%	11/15/29	4,056	3,954
	Smith & Nephew plc	2.032%	10/14/30	26,538	22,833
	Smith & Nephew plc	5.400%	3/20/34	17,445	17,809
[3]	Solventum Corp.	5.450%	3/13/31	22,015	22,419
[3]	Solventum Corp.	5.600%	3/23/34	42,700	43,534
[2]	Stanford Health Care	3.310%	8/15/30	7,510	7,111
	STERIS Irish FinCo Unltd. Co.	2.700%	3/15/31	18,102	15,863
	Stryker Corp.	1.950%	6/15/30	26,437	23,074
[2]	Sutter Health	2.294%	8/15/30	18,380	16,289
	Sutter Health	5.164%	8/15/33	9,572	9,852
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	64,718	56,781

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Takeda Pharmaceutical Co. Ltd.	5.300%	7/5/34	28,980	29,708
	Thermo Fisher Scientific Inc.	2.600%	10/1/29	29,585	27,390
	Thermo Fisher Scientific Inc.	4.977%	8/10/30	19,448	20,109
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	31,150	26,624
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	15,596	16,039
	Thermo Fisher Scientific Inc.	5.086%	8/10/33	26,298	27,143
	Thermo Fisher Scientific Inc.	5.200%	1/31/34	9,522	9,921
	UnitedHealth Group Inc.	4.800%	1/15/30	30,360	30,976
	UnitedHealth Group Inc.	5.300%	2/15/30	36,574	38,308
	UnitedHealth Group Inc.	2.000%	5/15/30	27,439	24,177
	UnitedHealth Group Inc.	4.900%	4/15/31	28,745	29,395
	UnitedHealth Group Inc.	2.300%	5/15/31	54,841	47,861
	UnitedHealth Group Inc.	4.950%	1/15/32	43,143	44,060
	UnitedHealth Group Inc.	4.200%	5/15/32	40,806	39,831
	UnitedHealth Group Inc.	5.350%	2/15/33	39,287	41,120
	UnitedHealth Group Inc.	4.500%	4/15/33	37,819	37,388
	UnitedHealth Group Inc.	5.000%	4/15/34	32,811	33,342
	UnitedHealth Group Inc.	5.150%	7/15/34	55,506	57,038
	Universal Health Services Inc.	2.650%	10/15/30	21,198	18,749
	Universal Health Services Inc.	2.650%	1/15/32	12,996	11,107
	UPMC	5.035%	5/15/33	13,900	14,068
	Viatris Inc.	2.700%	6/22/30	38,211	33,634
	Wyeth LLC	6.500%	2/1/34	5,462	6,188
	Zimmer Biomet Holdings Inc.	2.600%	11/24/31	20,386	17,682
	Zoetis Inc.	2.000%	5/15/30	22,657	19,791
	Zoetis Inc.	5.600%	11/16/32	19,880	20,946
					4,892,592
Industrials (6.2%)
	3M Co.	3.050%	4/15/30	6,818	6,381
	Acuity Brands Lighting Inc.	2.150%	12/15/30	13,292	11,391
	AGCO Corp.	5.800%	3/21/34	18,765	19,280
	Allegion plc	3.500%	10/1/29	10,821	10,273
	Allegion US Holding Co. Inc.	5.411%	7/1/32	16,597	17,106
	Allegion US Holding Co. Inc.	5.600%	5/29/34	11,240	11,671
[2]	American Airlines Pass-Through Trust Class A Series 2021-1	2.875%	7/11/34	10,436	9,039
[2]	American Airlines Pass-Through Trust Class AA Series 2017-2	3.350%	10/15/29	9,084	8,504
[2]	American Airlines Pass-Through Trust Class AA Series 2019-1	3.150%	2/15/32	11,635	10,621
	Amphenol Corp.	2.800%	2/15/30	24,502	22,524
	Amphenol Corp.	2.200%	9/15/31	18,618	15,872
	Amphenol Corp.	5.250%	4/5/34	16,150	16,613
	Boeing Co.	2.950%	2/1/30	23,438	20,826
	Boeing Co.	5.150%	5/1/30	122,276	121,955
	Boeing Co.	3.625%	2/1/31	42,613	38,602
[3]	Boeing Co.	6.388%	5/1/31	28,598	30,119
	Boeing Co.	3.600%	5/1/34	22,398	19,051
[3]	Boeing Co.	6.528%	5/1/34	67,360	71,382
	Canadian National Railway Co.	3.850%	8/5/32	20,993	19,935
	Canadian National Railway Co.	5.850%	11/1/33	7,932	8,654
	Canadian National Railway Co.	6.250%	8/1/34	4,900	5,514
	Canadian Pacific Railway Co.	2.875%	11/15/29	8,466	7,871
	Canadian Pacific Railway Co.	2.050%	3/5/30	17,061	15,054
	Canadian Pacific Railway Co.	7.125%	10/15/31	13,503	15,427
	Canadian Pacific Railway Co.	2.450%	12/2/31	36,122	31,267
	Carrier Global Corp.	2.722%	2/15/30	61,342	56,130
	Carrier Global Corp.	2.700%	2/15/31	27,682	24,675
	Carrier Global Corp.	5.900%	3/15/34	20,531	22,156
	Caterpillar Inc.	2.600%	9/19/29	13,286	12,317
	Caterpillar Inc.	2.600%	4/9/30	23,877	21,932
	Caterpillar Inc.	1.900%	3/12/31	10,006	8,705
	CSX Corp.	2.400%	2/15/30	8,255	7,469
	CSX Corp.	4.100%	11/15/32	36,434	35,299
	CSX Corp.	5.200%	11/15/33	11,266	11,714
	Cummins Inc.	1.500%	9/1/30	21,862	18,700
	Cummins Inc.	5.150%	2/20/34	16,872	17,506
	Deere & Co.	5.375%	10/16/29	14,035	14,773
	Deere & Co.	3.100%	4/15/30	28,342	26,642
	Delta Air Lines Inc.	3.750%	10/28/29	12,440	11,639
	Dover Corp.	2.950%	11/4/29	7,756	7,232
	Eaton Corp.	4.000%	11/2/32	16,620	16,034

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eaton Corp.	4.150%	3/15/33	33,992	33,058
	Emerson Electric Co.	1.950%	10/15/30	9,281	8,117
	Emerson Electric Co.	2.200%	12/21/31	30,508	26,360
	FedEx Corp.	4.250%	5/15/30	19,240	19,083
	FedEx Corp.	2.400%	5/15/31	26,593	23,364
	FedEx Corp.	4.900%	1/15/34	15,247	15,408
[2]	FedEx Corp. Pass-Through Trust Class AA Series 2020-1	1.875%	2/20/34	1,129	969
	Flowserve Corp.	3.500%	10/1/30	13,650	12,621
	Flowserve Corp.	2.800%	1/15/32	1,288	1,099
	GE Capital Funding LLC	4.550%	5/15/32	23,040	22,791
	General Dynamics Corp.	3.625%	4/1/30	26,830	25,998
	General Dynamics Corp.	2.250%	6/1/31	10,541	9,242
[2]	General Electric Co.	6.750%	3/15/32	19,232	21,758
	HEICO Corp.	5.350%	8/1/33	15,460	15,883
	Honeywell International Inc.	4.875%	9/1/29	19,257	19,765
	Honeywell International Inc.	4.700%	2/1/30	25,605	26,032
	Honeywell International Inc.	1.950%	6/1/30	26,628	23,489
	Honeywell International Inc.	1.750%	9/1/31	38,163	32,195
	Honeywell International Inc.	4.950%	9/1/31	13,424	13,859
	Honeywell International Inc.	4.750%	2/1/32	17,235	17,513
	Honeywell International Inc.	5.000%	2/15/33	29,495	30,371
	Honeywell International Inc.	4.500%	1/15/34	29,738	29,542
	Howmet Aerospace Inc.	4.850%	10/15/31	13,155	13,298
	Huntington Ingalls Industries Inc.	4.200%	5/1/30	16,719	16,201
	IDEX Corp.	3.000%	5/1/30	13,561	12,447
	Ingersoll Rand Inc.	5.314%	6/15/31	13,375	13,848
	Ingersoll Rand Inc.	5.700%	8/14/33	27,266	28,747
	Ingersoll Rand Inc.	5.450%	6/15/34	20,282	21,082
	Jacobs Engineering Group Inc.	5.900%	3/1/33	13,138	13,552
[2]	JetBlue Pass-Through Trust Class A Series 2020-1	4.000%	11/15/32	4,820	4,530
[2]	JetBlue Pass-Through Trust Class AA Series 2019-1	2.750%	5/15/32	12,384	10,828
[2]	John Deere Capital Corp.	4.850%	10/11/29	2,255	2,315
[2]	John Deere Capital Corp.	2.450%	1/9/30	17,923	16,385
[2]	John Deere Capital Corp.	4.700%	6/10/30	32,601	33,312
	John Deere Capital Corp.	1.450%	1/15/31	19,983	16,814
[2]	John Deere Capital Corp.	4.900%	3/7/31	25,294	25,949
[2]	John Deere Capital Corp.	2.000%	6/17/31	2,470	2,122
[2]	John Deere Capital Corp.	3.900%	6/7/32	16,631	15,914
[2]	John Deere Capital Corp.	4.350%	9/15/32	19,697	19,557
[2]	John Deere Capital Corp.	5.150%	9/8/33	22,672	23,639
[2]	John Deere Capital Corp.	5.100%	4/11/34	31,593	32,657
[2]	John Deere Capital Corp.	5.050%	6/12/34	21,810	22,434
	Johnson Controls International plc	1.750%	9/15/30	17,849	15,300
	Johnson Controls International plc	2.000%	9/16/31	13,535	11,331
	Johnson Controls International plc	4.900%	12/1/32	7,544	7,609
	Kennametal Inc.	2.800%	3/1/31	7,936	6,975
	Keysight Technologies Inc.	3.000%	10/30/29	13,204	12,298
	L3Harris Technologies Inc.	1.800%	1/15/31	26,065	21,866
	L3Harris Technologies Inc.	5.250%	6/1/31	18,715	19,253
	L3Harris Technologies Inc.	5.400%	7/31/33	44,508	45,925
	L3Harris Technologies Inc.	5.350%	6/1/34	18,955	19,453
	LKQ Corp.	6.250%	6/15/33	15,763	16,570
	Lockheed Martin Corp.	1.850%	6/15/30	17,659	15,437
	Lockheed Martin Corp.	3.900%	6/15/32	24,194	23,414
	Lockheed Martin Corp.	5.250%	1/15/33	36,621	38,451
	Lockheed Martin Corp.	4.750%	2/15/34	10,540	10,681
	Lockheed Martin Corp.	4.800%	8/15/34	12,870	13,058
	Nordson Corp.	5.800%	9/15/33	12,774	13,619
	Norfolk Southern Corp.	2.550%	11/1/29	16,088	14,718
	Norfolk Southern Corp.	5.050%	8/1/30	17,773	18,340
	Norfolk Southern Corp.	2.300%	5/15/31	13,894	12,141
	Norfolk Southern Corp.	3.000%	3/15/32	25,271	22,673
	Norfolk Southern Corp.	4.450%	3/1/33	13,218	13,024
	Norfolk Southern Corp.	5.550%	3/15/34	13,176	13,931
	Northrop Grumman Corp.	4.400%	5/1/30	24,895	24,829
	Northrop Grumman Corp.	4.700%	3/15/33	30,857	30,889
	Northrop Grumman Corp.	4.900%	6/1/34	20,677	20,880
	nVent Finance Sarl	2.750%	11/15/31	7,918	6,774
	nVent Finance Sarl	5.650%	5/15/33	13,005	13,351
	Oshkosh Corp.	3.100%	3/1/30	8,277	7,599

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Otis Worldwide Corp.	2.565%	2/15/30	42,462	38,336
[2]	PACCAR Financial Corp.	5.000%	3/22/34	8,620	8,883
	Parker-Hannifin Corp.	4.500%	9/15/29	37,445	37,541
	Pentair Finance Sarl	5.900%	7/15/32	9,862	10,433
[2]	Regal Rexnord Corp.	6.300%	2/15/30	26,259	27,650
	Regal Rexnord Corp.	6.400%	4/15/33	32,656	34,688
	Republic Services Inc.	5.000%	11/15/29	10,196	10,470
	Republic Services Inc.	2.300%	3/1/30	16,079	14,419
	Republic Services Inc.	1.450%	2/15/31	22,219	18,369
	Republic Services Inc.	1.750%	2/15/32	19,354	15,948
	Republic Services Inc.	2.375%	3/15/33	16,097	13,482
	Republic Services Inc.	5.000%	12/15/33	9,661	9,839
	Republic Services Inc.	5.000%	4/1/34	21,140	21,521
	Rockwell Automation Inc.	1.750%	8/15/31	12,308	10,313
	RTX Corp.	2.250%	7/1/30	33,173	29,398
	RTX Corp.	6.000%	3/15/31	23,347	25,139
	RTX Corp.	1.900%	9/1/31	31,887	26,668
	RTX Corp.	2.375%	3/15/32	28,323	24,177
	RTX Corp.	5.150%	2/27/33	30,040	30,812
	RTX Corp.	6.100%	3/15/34	40,493	44,111
	Ryder System Inc.	6.600%	12/1/33	26,610	29,433
	Southwest Airlines Co.	2.625%	2/10/30	20,499	18,350
	Teledyne Technologies Inc.	2.750%	4/1/31	25,217	22,340
	Textron Inc.	3.900%	9/17/29	8,360	8,077
	Textron Inc.	3.000%	6/1/30	17,250	15,766
	Textron Inc.	2.450%	3/15/31	13,232	11,467
	Textron Inc.	6.100%	11/15/33	9,834	10,500
	Timken Co.	4.125%	4/1/32	9,405	8,888
	Trane Technologies Financing Ltd.	5.250%	3/3/33	18,515	19,205
	Trane Technologies Financing Ltd.	5.100%	6/13/34	11,146	11,453
	Trimble Inc.	6.100%	3/15/33	20,924	22,388
	Triton Container International Ltd.	3.250%	3/15/32	15,550	13,305
	Tyco Electronics Group SA	2.500%	2/4/32	18,960	16,646
	Union Pacific Corp.	2.400%	2/5/30	11,671	10,614
	Union Pacific Corp.	2.375%	5/20/31	19,781	17,516
	Union Pacific Corp.	2.800%	2/14/32	27,489	24,657
	Union Pacific Corp.	4.500%	1/20/33	23,858	23,840
[2]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	8,217	8,492
[2]	United Airlines Pass-Through Trust Class AA Series 2018-1	3.500%	3/1/30	3,387	3,157
[2]	United Airlines Pass-Through Trust Class AA Series 2019-1	4.150%	8/25/31	2,166	2,059
[2]	United Airlines Pass-Through Trust Class AA Series 2019-2	2.700%	5/1/32	14,653	12,986
	United Parcel Service Inc.	2.500%	9/1/29	8,745	8,054
	United Parcel Service Inc.	4.450%	4/1/30	19,891	20,087
	United Parcel Service Inc.	4.875%	3/3/33	23,541	24,064
	United Parcel Service Inc.	5.150%	5/22/34	23,835	24,701
[2]	US Airways Pass-Through Trust Class A Series 2012-1	5.900%	10/1/24	346	346
[3]	Veralto Corp.	5.450%	9/18/33	18,871	19,488
	Vontier Corp.	2.950%	4/1/31	15,550	13,438
	Waste Connections Inc.	2.600%	2/1/30	17,552	16,057
	Waste Connections Inc.	2.200%	1/15/32	16,203	13,753
	Waste Connections Inc.	3.200%	6/1/32	11,815	10,658
	Waste Connections Inc.	4.200%	1/15/33	24,309	23,427
	Waste Connections Inc.	5.000%	3/1/34	18,703	19,009
	Waste Management Inc.	4.625%	2/15/30	20,658	20,974
	Waste Management Inc.	1.500%	3/15/31	26,510	22,099
	Waste Management Inc.	4.950%	7/3/31	19,825	20,376
	Waste Management Inc.	4.150%	4/15/32	26,179	25,594
	Waste Management Inc.	4.625%	2/15/33	13,172	13,212
	Waste Management Inc.	4.875%	2/15/34	32,749	33,252
	Westinghouse Air Brake Technologies Corp.	5.611%	3/11/34	13,655	14,226
	Xylem Inc.	2.250%	1/30/31	12,700	11,061
					3,259,604
Materials (3.1%)
	Air Products and Chemicals Inc.	2.050%	5/15/30	27,431	24,359
	Air Products and Chemicals Inc.	4.750%	2/8/31	11,433	11,689
	Air Products and Chemicals Inc.	4.800%	3/3/33	20,042	20,483
	Air Products and Chemicals Inc.	4.850%	2/8/34	28,330	28,757
	Albemarle Corp.	5.050%	6/1/32	15,856	15,639
	Amcor Finance USA Inc.	5.625%	5/26/33	14,955	15,581

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Amcor Flexibles North America Inc.	2.630%	6/19/30	8,659	7,701
	Amcor Flexibles North America Inc.	2.690%	5/25/31	21,100	18,425
	AngloGold Ashanti Holdings plc	3.750%	10/1/30	16,327	14,858
	AptarGroup Inc.	3.600%	3/15/32	10,385	9,409
	ArcelorMittal SA	6.800%	11/29/32	25,463	27,928
	ArcelorMittal SA	6.000%	6/17/34	14,690	15,193
[3]	Berry Global Inc.	5.800%	6/15/31	21,126	21,793
[3]	Berry Global Inc.	5.650%	1/15/34	21,385	21,839
	BHP Billiton Finance USA Ltd.	5.250%	9/8/30	13,967	14,546
	BHP Billiton Finance USA Ltd.	4.900%	2/28/33	16,718	16,886
	BHP Billiton Finance USA Ltd.	5.250%	9/8/33	39,457	40,710
	Cabot Corp.	5.000%	6/30/32	10,763	10,781
	Carlisle Cos. Inc.	2.750%	3/1/30	19,800	18,010
	Carlisle Cos. Inc.	2.200%	3/1/32	14,523	12,152
	Celanese US Holdings LLC	6.550%	11/15/30	24,900	26,714
	Celanese US Holdings LLC	6.379%	7/15/32	24,487	25,905
	Celanese US Holdings LLC	6.700%	11/15/33	29,232	31,610
	CF Industries Inc.	5.150%	3/15/34	19,025	18,952
	CRH America Finance Inc.	5.400%	5/21/34	18,850	19,436
	Dow Chemical Co.	7.375%	11/1/29	17,684	19,982
	Dow Chemical Co.	2.100%	11/15/30	16,265	14,254
	Dow Chemical Co.	6.300%	3/15/33	15,545	16,936
	Dow Chemical Co.	5.150%	2/15/34	7,955	8,035
	Eagle Materials Inc.	2.500%	7/1/31	19,830	17,256
	Eastman Chemical Co.	5.750%	3/8/33	15,544	16,205
	Eastman Chemical Co.	5.625%	2/20/34	21,784	22,430
	Ecolab Inc.	4.800%	3/24/30	19,364	19,811
	Ecolab Inc.	1.300%	1/30/31	15,370	12,685
	Ecolab Inc.	2.125%	2/1/32	16,765	14,361
	EIDP Inc.	2.300%	7/15/30	11,717	10,482
	EIDP Inc.	4.800%	5/15/33	16,121	16,188
	FMC Corp.	3.450%	10/1/29	17,050	15,969
	FMC Corp.	5.650%	5/18/33	14,858	15,210
	Freeport-McMoRan Inc.	5.250%	9/1/29	16,229	16,434
	Freeport-McMoRan Inc.	4.250%	3/1/30	14,328	13,928
	Freeport-McMoRan Inc.	4.625%	8/1/30	9,353	9,262
	Georgia-Pacific LLC	7.750%	11/15/29	15,952	18,371
	Georgia-Pacific LLC	8.875%	5/15/31	12,891	16,033
	Huntsman International LLC	2.950%	6/15/31	10,545	8,998
	Kinross Gold Corp.	6.250%	7/15/33	13,013	13,944
	Linde Inc.	1.100%	8/10/30	26,049	21,950
	LYB International Finance III LLC	2.250%	10/1/30	13,460	11,778
	LYB International Finance III LLC	5.625%	5/15/33	11,621	12,201
	LYB International Finance III LLC	5.500%	3/1/34	25,146	25,784
[2]	Martin Marietta Materials Inc.	2.500%	3/15/30	13,014	11,755
	Martin Marietta Materials Inc.	2.400%	7/15/31	30,077	25,905
	Mosaic Co.	5.450%	11/15/33	10,330	10,542
	NewMarket Corp.	2.700%	3/18/31	10,366	9,028
	Newmont Corp.	2.800%	10/1/29	19,138	17,771
	Newmont Corp.	2.250%	10/1/30	36,073	32,004
	Newmont Corp.	2.600%	7/15/32	29,067	25,360
[3]	Newmont Corp.	5.350%	3/15/34	25,985	26,846
	Nucor Corp.	2.700%	6/1/30	14,941	13,674
	Nucor Corp.	3.125%	4/1/32	22,019	19,905
	Nutrien Ltd.	2.950%	5/13/30	11,102	10,209
	Nutrien Ltd.	5.400%	6/21/34	15,583	15,881
	Packaging Corp. of America	3.000%	12/15/29	13,447	12,508
	Packaging Corp. of America	5.700%	12/1/33	10,327	10,854
	PPG Industries Inc.	2.550%	6/15/30	8,398	7,586
	Reliance Inc.	2.150%	8/15/30	13,606	11,836
	Rio Tinto Alcan Inc.	7.250%	3/15/31	6,947	7,901
	Rio Tinto Alcan Inc.	6.125%	12/15/33	25,781	28,372
	Rio Tinto Finance USA plc	5.000%	3/9/33	14,235	14,692
	RPM International Inc.	2.950%	1/15/32	6,652	5,793
	Sherwin-Williams Co.	2.300%	5/15/30	10,897	9,715
	Sherwin-Williams Co.	4.800%	9/1/31	4,000	4,027
	Sherwin-Williams Co.	2.200%	3/15/32	10,602	9,001
[3]	Smurfit Kappa Treasury ULC	5.200%	1/15/30	20,082	20,535
[3]	Smurfit Kappa Treasury ULC	5.438%	4/3/34	26,273	27,021
	Sonoco Products Co.	3.125%	5/1/30	15,959	14,759

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Sonoco Products Co.	2.850%	2/1/32	14,377	12,445
	Steel Dynamics Inc.	3.450%	4/15/30	20,378	19,047
	Steel Dynamics Inc.	3.250%	1/15/31	13,947	12,707
	Steel Dynamics Inc.	5.375%	8/15/34	13,070	13,258
	Suzano Austria GmbH	5.000%	1/15/30	25,389	24,887
	Suzano Austria GmbH	3.750%	1/15/31	32,587	29,599
[2]	Suzano Austria GmbH	3.125%	1/15/32	26,126	22,205
	Vale Overseas Ltd.	3.750%	7/8/30	38,586	36,067
	Vale Overseas Ltd.	6.125%	6/12/33	40,525	42,216
	Vale Overseas Ltd.	8.250%	1/17/34	16,823	20,149
	Vulcan Materials Co.	3.500%	6/1/30	19,939	18,881
	Westlake Corp.	3.375%	6/15/30	8,065	7,545
	WestRock MWV LLC	8.200%	1/15/30	11,095	12,846
	WestRock MWV LLC	7.950%	2/15/31	6,343	7,364
	WRKCo Inc.	4.200%	6/1/32	7,828	7,546
	WRKCo Inc.	3.000%	6/15/33	23,676	20,666
	Yamana Gold Inc.	2.630%	8/15/31	13,413	11,465
					1,600,216
Real Estate (5.5%)
	Agree LP	2.900%	10/1/30	9,117	8,171
	Agree LP	4.800%	10/1/32	11,173	10,961
	Agree LP	5.625%	6/15/34	3,837	3,950
	Alexandria Real Estate Equities Inc.	3.950%	1/15/28	1	1
	Alexandria Real Estate Equities Inc.	2.750%	12/15/29	9,837	8,931
	Alexandria Real Estate Equities Inc.	4.700%	7/1/30	11,692	11,636
	Alexandria Real Estate Equities Inc.	4.900%	12/15/30	17,993	18,181
	Alexandria Real Estate Equities Inc.	3.375%	8/15/31	19,141	17,474
	Alexandria Real Estate Equities Inc.	2.000%	5/18/32	25,040	20,339
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	27,137	21,289
	Alexandria Real Estate Equities Inc.	2.950%	3/15/34	20,794	17,556
	American Assets Trust LP	3.375%	2/1/31	13,303	11,293
	American Homes 4 Rent LP	2.375%	7/15/31	11,713	9,905
	American Homes 4 Rent LP	3.625%	4/15/32	15,073	13,683
	American Homes 4 Rent LP	5.500%	2/1/34	17,830	18,146
	American Homes 4 Rent LP	5.500%	7/15/34	11,199	11,400
	American Tower Corp.	2.900%	1/15/30	17,174	15,722
	American Tower Corp.	2.100%	6/15/30	17,006	14,793
	American Tower Corp.	1.875%	10/15/30	20,785	17,638
	American Tower Corp.	2.700%	4/15/31	24,650	21,715
	American Tower Corp.	2.300%	9/15/31	15,527	13,190
	American Tower Corp.	4.050%	3/15/32	24,659	23,368
	American Tower Corp.	5.650%	3/15/33	29,588	30,852
	American Tower Corp.	5.550%	7/15/33	24,232	25,093
	American Tower Corp.	5.450%	2/15/34	20,732	21,396
[2]	AvalonBay Communities Inc.	2.300%	3/1/30	10,586	9,465
[2]	AvalonBay Communities Inc.	2.450%	1/15/31	11,725	10,316
	AvalonBay Communities Inc.	2.050%	1/15/32	15,757	13,371
	AvalonBay Communities Inc.	5.000%	2/15/33	10,346	10,438
	AvalonBay Communities Inc.	5.300%	12/7/33	11,904	12,238
	Boston Properties LP	2.900%	3/15/30	18,500	16,319
	Boston Properties LP	3.250%	1/30/31	40,037	35,223
	Boston Properties LP	2.550%	4/1/32	22,653	18,411
	Boston Properties LP	2.450%	10/1/33	16,952	13,178
	Boston Properties LP	6.500%	1/15/34	14,514	15,395
	Brixmor Operating Partnership LP	4.050%	7/1/30	21,016	20,134
	Brixmor Operating Partnership LP	2.500%	8/16/31	13,187	11,238
	Brixmor Operating Partnership LP	5.500%	2/15/34	14,810	14,978
	Broadstone Net Lease LLC	2.600%	9/15/31	10,021	8,290
	Camden Property Trust	2.800%	5/15/30	20,109	18,399
	Camden Property Trust	4.900%	1/15/34	10,501	10,422
	CBRE Services Inc.	2.500%	4/1/31	13,533	11,659
	CBRE Services Inc.	5.950%	8/15/34	20,005	21,123
	COPT Defense Properties LP	2.000%	1/15/29	8,362	7,352
	COPT Defense Properties LP	2.750%	4/15/31	22,313	19,139
	Cousins Properties LP	5.875%	10/1/34	4,000	4,022
	Crown Castle Inc.	3.100%	11/15/29	12,323	11,396
	Crown Castle Inc.	3.300%	7/1/30	19,915	18,376
	Crown Castle Inc.	2.250%	1/15/31	38,981	33,298
	Crown Castle Inc.	2.100%	4/1/31	29,673	24,916

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Crown Castle Inc.	2.500%	7/15/31	14,374	12,306
	Crown Castle Inc.	5.100%	5/1/33	9,991	9,999
	Crown Castle Inc.	5.800%	3/1/34	23,938	25,054
	Crown Castle Inc.	5.200%	9/1/34	15,450	15,437
	CubeSmart LP	3.000%	2/15/30	7,919	7,254
	CubeSmart LP	2.000%	2/15/31	15,712	13,255
	CubeSmart LP	2.500%	2/15/32	17,342	14,787
	DOC DR LLC	2.625%	11/1/31	11,068	9,507
	EPR Properties	3.600%	11/15/31	10,836	9,548
	Equinix Europe 2 Financing Corp. LLC	5.500%	6/15/34	18,913	19,578
	Equinix Inc.	3.200%	11/18/29	33,962	31,733
	Equinix Inc.	2.150%	7/15/30	19,973	17,441
	Equinix Inc.	2.500%	5/15/31	26,593	23,104
	Equinix Inc.	3.900%	4/15/32	37,650	35,423
	ERP Operating LP	2.500%	2/15/30	18,439	16,681
	ERP Operating LP	1.850%	8/1/31	15,611	13,107
	Essential Properties LP	2.950%	7/15/31	9,894	8,474
	Essex Portfolio LP	3.000%	1/15/30	12,618	11,607
	Essex Portfolio LP	1.650%	1/15/31	7,195	5,922
	Essex Portfolio LP	2.550%	6/15/31	7,856	6,778
	Essex Portfolio LP	2.650%	3/15/32	16,933	14,503
	Essex Portfolio LP	5.500%	4/1/34	6,645	6,819
	Extra Space Storage LP	5.500%	7/1/30	12,820	13,306
	Extra Space Storage LP	2.200%	10/15/30	10,507	9,074
	Extra Space Storage LP	5.900%	1/15/31	24,267	25,527
	Extra Space Storage LP	2.550%	6/1/31	14,824	12,745
	Extra Space Storage LP	2.400%	10/15/31	16,532	14,047
	Extra Space Storage LP	2.350%	3/15/32	20,175	16,731
	Extra Space Storage LP	5.400%	2/1/34	15,102	15,392
	Extra Space Storage LP	5.350%	1/15/35	2,420	2,438
	Federal Realty OP LP	3.200%	6/15/29	5,947	5,545
	Federal Realty OP LP	3.500%	6/1/30	13,278	12,390
	GLP Capital LP	4.000%	1/15/30	23,562	22,223
	GLP Capital LP	4.000%	1/15/31	18,469	17,123
	GLP Capital LP	3.250%	1/15/32	21,108	18,434
	GLP Capital LP	6.750%	12/1/33	4,950	5,388
	GLP Capital LP	5.625%	9/15/34	20,500	20,723
	Healthcare Realty Holdings LP	3.100%	2/15/30	8,829	8,029
	Healthcare Realty Holdings LP	2.000%	3/15/31	29,367	24,135
	Healthpeak OP LLC	3.500%	7/15/29	5,617	5,339
	Healthpeak OP LLC	3.000%	1/15/30	18,444	16,992
	Healthpeak OP LLC	2.875%	1/15/31	14,390	12,878
	Healthpeak OP LLC	5.250%	12/15/32	19,748	20,051
	Highwoods Realty LP	3.050%	2/15/30	12,923	11,418
	Highwoods Realty LP	2.600%	2/1/31	9,613	8,028
	Highwoods Realty LP	7.650%	2/1/34	12,705	14,291
[2]	Host Hotels & Resorts LP	3.375%	12/15/29	17,590	16,215
[2]	Host Hotels & Resorts LP	3.500%	9/15/30	23,500	21,485
[2]	Host Hotels & Resorts LP	2.900%	12/15/31	13,887	11,961
	Host Hotels & Resorts LP	5.700%	7/1/34	15,202	15,403
	Invitation Homes Operating Partnership LP	5.450%	8/15/30	10,762	11,115
	Invitation Homes Operating Partnership LP	2.000%	8/15/31	16,059	13,248
	Invitation Homes Operating Partnership LP	4.150%	4/15/32	16,199	15,266
	Invitation Homes Operating Partnership LP	5.500%	8/15/33	9,691	9,875
	Invitation Homes Operating Partnership LP	2.700%	1/15/34	10,717	8,780
	Kilroy Realty LP	3.050%	2/15/30	13,166	11,514
	Kilroy Realty LP	2.500%	11/15/32	11,219	8,760
	Kilroy Realty LP	2.650%	11/15/33	11,989	9,172
	Kimco Realty OP LLC	2.700%	10/1/30	8,416	7,554
	Kimco Realty OP LLC	2.250%	12/1/31	14,158	11,830
	Kimco Realty OP LLC	3.200%	4/1/32	16,591	14,772
	Kimco Realty OP LLC	4.600%	2/1/33	19,864	19,430
	Kimco Realty OP LLC	6.400%	3/1/34	12,828	14,123
	Kite Realty Group LP	4.950%	12/15/31	5,100	5,038
	Kite Realty Group LP	5.500%	3/1/34	12,569	12,728
	Kite Realty Group Trust	4.750%	9/15/30	11,533	11,417
	LXP Industrial Trust	2.700%	9/15/30	10,701	9,391
	LXP Industrial Trust	2.375%	10/1/31	10,847	8,945
	Mid-America Apartments LP	2.750%	3/15/30	6,282	5,745
	Mid-America Apartments LP	1.700%	2/15/31	18,603	15,497

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Mid-America Apartments LP	5.300%	2/15/32	10,882	11,192
	Mid-America Apartments LP	5.000%	3/15/34	8,183	8,203
	National Health Investors Inc.	3.000%	2/1/31	10,581	9,099
	NNN REIT Inc.	2.500%	4/15/30	7,846	6,975
	NNN REIT Inc.	5.600%	10/15/33	15,144	15,554
	NNN REIT Inc.	5.500%	6/15/34	13,899	14,197
	Omega Healthcare Investors Inc.	3.625%	10/1/29	13,452	12,519
	Omega Healthcare Investors Inc.	3.375%	2/1/31	19,029	16,959
	Omega Healthcare Investors Inc.	3.250%	4/15/33	22,603	19,098
	Phillips Edison Grocery Center Operating Partnership I LP	2.625%	11/15/31	9,150	7,753
	Piedmont Operating Partnership LP	3.150%	8/15/30	8,351	7,134
	Piedmont Operating Partnership LP	2.750%	4/1/32	6,068	4,765
	Prologis LP	3.875%	9/15/28	1	—
	Prologis LP	2.875%	11/15/29	10,581	9,825
	Prologis LP	2.250%	4/15/30	31,439	28,085
	Prologis LP	1.750%	7/1/30	9,180	7,904
	Prologis LP	1.250%	10/15/30	18,418	15,328
	Prologis LP	1.750%	2/1/31	15,845	13,350
	Prologis LP	1.625%	3/15/31	5,334	4,443
	Prologis LP	2.250%	1/15/32	17,128	14,490
	Prologis LP	4.625%	1/15/33	18,908	18,765
	Prologis LP	4.750%	6/15/33	22,375	22,345
	Prologis LP	5.125%	1/15/34	19,522	19,960
	Prologis LP	5.000%	3/15/34	19,900	20,107
	Public Storage Operating Co.	2.300%	5/1/31	14,013	12,240
	Public Storage Operating Co.	2.250%	11/9/31	19,886	17,000
	Public Storage Operating Co.	5.100%	8/1/33	17,275	17,667
	Rayonier LP	2.750%	5/17/31	6,135	5,311
	Realty Income Corp.	3.100%	12/15/29	16,255	15,198
	Realty Income Corp.	3.400%	1/15/30	13,154	12,386
	Realty Income Corp.	4.850%	3/15/30	16,148	16,354
	Realty Income Corp.	3.250%	1/15/31	28,731	26,389
	Realty Income Corp.	3.200%	2/15/31	11,787	10,765
	Realty Income Corp.	2.700%	2/15/32	4,257	3,670
	Realty Income Corp.	5.625%	10/13/32	25,268	26,496
	Realty Income Corp.	2.850%	12/15/32	22,563	19,363
	Realty Income Corp.	1.800%	3/15/33	1,635	1,280
	Realty Income Corp.	4.900%	7/15/33	14,825	14,734
	Realty Income Corp.	5.125%	2/15/34	19,350	19,484
	Regency Centers LP	2.950%	9/15/29	11,264	10,423
	Regency Centers LP	3.700%	6/15/30	14,828	14,108
	Regency Centers LP	5.250%	1/15/34	10,890	11,067
	Rexford Industrial Realty LP	2.125%	12/1/30	10,372	8,850
	Rexford Industrial Realty LP	2.150%	9/1/31	10,634	8,850
	Sabra Health Care LP	3.900%	10/15/29	16,338	15,280
	Sabra Health Care LP	3.200%	12/1/31	34,586	30,006
	Safehold GL Holdings LLC	2.800%	6/15/31	10,350	8,961
	Safehold GL Holdings LLC	2.850%	1/15/32	7,512	6,424
	Simon Property Group LP	2.450%	9/13/29	30,454	27,718
	Simon Property Group LP	2.650%	7/15/30	20,410	18,516
	Simon Property Group LP	2.200%	2/1/31	14,615	12,649
	Simon Property Group LP	2.250%	1/15/32	16,450	13,973
	Simon Property Group LP	2.650%	2/1/32	16,025	13,942
	Simon Property Group LP	5.500%	3/8/33	14,995	15,642
	Simon Property Group LP	6.250%	1/15/34	6,195	6,764
	Store Capital LLC	2.750%	11/18/30	8,299	7,178
	Store Capital LLC	2.700%	12/1/31	9,190	7,715
	Sun Communities Operating LP	2.700%	7/15/31	22,788	19,476
	Sun Communities Operating LP	4.200%	4/15/32	15,519	14,407
	Sun Communities Operating LP	5.700%	1/15/33	8,660	8,814
	Tanger Properties LP	2.750%	9/1/31	10,557	8,998
[2]	UDR Inc.	4.400%	1/26/29	1	—
[2]	UDR Inc.	3.200%	1/15/30	15,995	14,846
	UDR Inc.	3.000%	8/15/31	15,881	14,217
[2]	UDR Inc.	2.100%	8/1/32	6,920	5,626
[2]	UDR Inc.	1.900%	3/15/33	9,186	7,238
[2]	UDR Inc.	2.100%	6/15/33	8,024	6,315
	UDR Inc.	5.125%	9/1/34	3,750	3,733
	Ventas Realty LP	3.000%	1/15/30	27,506	25,166
	Ventas Realty LP	4.750%	11/15/30	15,925	15,920

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ventas Realty LP	2.500%	9/1/31	7,620	6,512
	Ventas Realty LP	5.625%	7/1/34	9,482	9,823
	VICI Properties LP	4.950%	2/15/30	26,842	26,698
	VICI Properties LP	5.125%	5/15/32	31,601	31,192
	VICI Properties LP	5.750%	4/1/34	13,176	13,549
	Welltower OP LLC	4.125%	3/15/29	1	1
	Welltower OP LLC	3.100%	1/15/30	20,176	18,684
	Welltower OP LLC	2.750%	1/15/31	14,792	13,162
	Welltower OP LLC	2.800%	6/1/31	19,866	17,613
	Welltower OP LLC	2.750%	1/15/32	13,183	11,453
	Welltower OP LLC	3.850%	6/15/32	14,313	13,418
	Weyerhaeuser Co.	4.000%	11/15/29	21,675	21,032
	Weyerhaeuser Co.	4.000%	4/15/30	19,242	18,582
	Weyerhaeuser Co.	7.375%	3/15/32	20,669	23,727
	Weyerhaeuser Co.	3.375%	3/9/33	10,073	9,019
	WP Carey Inc.	2.400%	2/1/31	13,340	11,482
	WP Carey Inc.	2.450%	2/1/32	9,580	8,046
	WP Carey Inc.	2.250%	4/1/33	10,982	8,838
					2,897,647
Technology (7.6%)
	Adobe Inc.	2.300%	2/1/30	32,418	29,432
	Adobe Inc.	4.950%	4/4/34	19,820	20,470
	Advanced Micro Devices Inc.	3.924%	6/1/32	15,673	15,233
	Amdocs Ltd.	2.538%	6/15/30	17,091	15,072
	Analog Devices Inc.	2.100%	10/1/31	31,046	26,662
	Analog Devices Inc.	5.050%	4/1/34	13,800	14,247
	Apple Inc.	2.200%	9/11/29	45,333	41,549
	Apple Inc.	4.150%	5/10/30	4,020	4,082
	Apple Inc.	1.650%	5/11/30	46,953	41,180
	Apple Inc.	1.250%	8/20/30	36,254	30,896
	Apple Inc.	1.650%	2/8/31	70,331	60,580
	Apple Inc.	1.700%	8/5/31	40,495	34,583
	Apple Inc.	3.350%	8/8/32	45,942	43,276
	Apple Inc.	4.300%	5/10/33	7,749	7,903
	Applied Materials Inc.	1.750%	6/1/30	19,399	16,867
	Arrow Electronics Inc.	2.950%	2/15/32	13,318	11,549
	Arrow Electronics Inc.	5.875%	4/10/34	13,481	13,776
	Atlassian Corp.	5.500%	5/15/34	12,775	13,087
	Autodesk Inc.	2.850%	1/15/30	10,004	9,200
	Autodesk Inc.	2.400%	12/15/31	26,698	22,991
	Automatic Data Processing Inc.	1.250%	9/1/30	27,541	23,383
	Avnet Inc.	3.000%	5/15/31	7,597	6,596
	Avnet Inc.	5.500%	6/1/32	8,098	8,075
	Booz Allen Hamilton Inc.	5.950%	8/4/33	17,189	18,195
	Broadcom Inc.	5.000%	4/15/30	27,214	27,979
	Broadcom Inc.	4.150%	11/15/30	42,000	40,850
[3]	Broadcom Inc.	2.450%	2/15/31	68,072	59,375
	Broadcom Inc.	5.150%	11/15/31	14,195	14,506
[3]	Broadcom Inc.	4.150%	4/15/32	41,771	39,836
	Broadcom Inc.	4.300%	11/15/32	63,958	61,688
[3]	Broadcom Inc.	2.600%	2/15/33	35,865	30,078
[3]	Broadcom Inc.	3.419%	4/15/33	59,233	52,741
[3]	Broadcom Inc.	3.469%	4/15/34	82,548	72,944
	Broadridge Financial Solutions Inc.	2.900%	12/1/29	17,154	15,745
	Broadridge Financial Solutions Inc.	2.600%	5/1/31	27,787	24,179
	CDW LLC	5.100%	3/1/30	8,557	8,586
	CDW LLC	3.569%	12/1/31	29,438	26,456
	CDW LLC	5.550%	8/22/34	8,557	8,595
[3]	CGI Inc.	2.300%	9/14/31	1	—
	CGI Inc.	2.300%	9/14/31	6,455	5,404
	Cintas Corp. No. 2	4.000%	5/1/32	18,182	17,580
	Cisco Systems Inc.	4.950%	2/26/31	66,095	68,322
	Cisco Systems Inc.	5.050%	2/26/34	70,494	73,023
	Concentrix Corp.	6.850%	8/2/33	14,255	14,895
	Dell International LLC	5.300%	10/1/29	50,985	52,584
	Dell International LLC	6.200%	7/15/30	15,201	16,382
	Dell International LLC	5.750%	2/1/33	25,328	26,824
	Dell International LLC	5.400%	4/15/34	29,310	30,100
	Equifax Inc.	4.800%	9/15/29	8,389	8,432

Intermediate-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Equifax Inc.	3.100%	5/15/30	10,169	9,412
Equifax Inc.	2.350%	9/15/31	38,212	32,705
Fidelity National Information Services Inc.	2.250%	3/1/31	26,991	23,364
Fidelity National Information Services Inc.	5.100%	7/15/32	17,999	18,433
Fiserv Inc.	4.750%	3/15/30	23,200	23,456
Fiserv Inc.	2.650%	6/1/30	25,660	23,167
Fiserv Inc.	5.600%	3/2/33	23,676	24,785
Fiserv Inc.	5.625%	8/21/33	34,498	36,092
Fiserv Inc.	5.450%	3/15/34	23,346	24,061
Fiserv Inc.	5.150%	8/12/34	26,500	26,769
Flex Ltd.	4.875%	5/12/30	19,338	19,202
Flex Ltd.	5.250%	1/15/32	17,050	17,047
Fortinet Inc.	2.200%	3/15/31	13,729	11,766
HP Inc.	3.400%	6/17/30	8,676	8,141
HP Inc.	2.650%	6/17/31	26,856	23,383
HP Inc.	4.200%	4/15/32	21,383	20,395
HP Inc.	5.500%	1/15/33	22,264	23,060
Hubbell Inc.	2.300%	3/15/31	5,847	5,054
IBM International Capital Pte. Ltd.	4.900%	2/5/34	38,615	38,935
Intel Corp.	2.450%	11/15/29	64,394	57,062
Intel Corp.	5.125%	2/10/30	32,561	32,839
Intel Corp.	3.900%	3/25/30	44,207	41,971
Intel Corp.	2.000%	8/12/31	65,538	53,854
Intel Corp.	4.150%	8/5/32	55,014	51,546
Intel Corp.	4.000%	12/15/32	3,624	3,338
Intel Corp.	5.200%	2/10/33	50,879	50,638
Intel Corp.	5.150%	2/21/34	22,080	21,886
International Business Machines Corp.	1.950%	5/15/30	43,537	38,074
International Business Machines Corp.	2.720%	2/9/32	7,795	6,915
International Business Machines Corp.	4.400%	7/27/32	19,761	19,496
International Business Machines Corp.	5.875%	11/29/32	13,899	15,095
International Business Machines Corp.	4.750%	2/6/33	13,754	13,900
Intuit Inc.	1.650%	7/15/30	13,208	11,344
Intuit Inc.	5.200%	9/15/33	33,424	34,827
Jabil Inc.	3.600%	1/15/30	13,127	12,252
Jabil Inc.	3.000%	1/15/31	15,917	14,016
Juniper Networks Inc.	3.750%	8/15/29	8,256	7,913
Juniper Networks Inc.	2.000%	12/10/30	11,043	9,371
KLA Corp.	4.650%	7/15/32	25,765	26,044
KLA Corp.	4.700%	2/1/34	14,956	15,037
Kyndryl Holdings Inc.	3.150%	10/15/31	21,424	18,566
Kyndryl Holdings Inc.	6.350%	2/20/34	13,576	14,299
Lam Research Corp.	1.900%	6/15/30	22,351	19,547
Leidos Inc.	4.375%	5/15/30	19,073	18,565
Leidos Inc.	2.300%	2/15/31	25,758	22,052
Leidos Inc.	5.750%	3/15/33	21,617	22,465
Marvell Technology Inc.	2.950%	4/15/31	18,037	16,110
Marvell Technology Inc.	5.950%	9/15/33	13,274	14,104
Micron Technology Inc.	5.327%	2/6/29	1	1
Micron Technology Inc.	6.750%	11/1/29	30,145	32,788
Micron Technology Inc.	4.663%	2/15/30	24,265	24,207
Micron Technology Inc.	5.300%	1/15/31	9,618	9,860
Micron Technology Inc.	2.703%	4/15/32	30,741	26,320
Micron Technology Inc.	5.875%	2/9/33	23,567	24,798
Micron Technology Inc.	5.875%	9/15/33	28,442	29,947
Microsoft Corp.	1.350%	9/15/30	11,687	10,045
Moody's Corp.	2.000%	8/19/31	14,815	12,562
Moody's Corp.	4.250%	8/8/32	13,980	13,599
Moody's Corp.	5.000%	8/5/34	12,900	13,027
Motorola Solutions Inc.	2.300%	11/15/30	22,528	19,646
Motorola Solutions Inc.	2.750%	5/24/31	20,093	17,748
Motorola Solutions Inc.	5.600%	6/1/32	20,472	21,373
Motorola Solutions Inc.	5.400%	4/15/34	20,925	21,561
NetApp Inc.	2.700%	6/22/30	18,443	16,580
NVIDIA Corp.	2.850%	4/1/30	39,376	36,920
NVIDIA Corp.	2.000%	6/15/31	33,260	29,079
NXP BV	3.400%	5/1/30	25,245	23,618
NXP BV	2.500%	5/11/31	27,750	23,985
NXP BV	2.650%	2/15/32	23,896	20,499
NXP BV	5.000%	1/15/33	24,223	24,222

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	6.150%	11/9/29	17,346	18,574
	Oracle Corp.	2.950%	4/1/30	96,314	88,367
	Oracle Corp.	4.650%	5/6/30	26,444	26,613
	Oracle Corp.	3.250%	5/15/30	21,107	19,693
	Oracle Corp.	2.875%	3/25/31	85,686	76,632
	Oracle Corp.	6.250%	11/9/32	44,141	48,090
	Oracle Corp.	4.900%	2/6/33	37,790	37,836
	Oracle Corp.	4.300%	7/8/34	31,731	30,010
	Qorvo Inc.	4.375%	10/15/29	21,045	20,276
	QUALCOMM Inc.	2.150%	5/20/30	30,672	27,438
	QUALCOMM Inc.	1.650%	5/20/32	32,872	26,932
	QUALCOMM Inc.	4.250%	5/20/32	13,137	12,957
	QUALCOMM Inc.	5.400%	5/20/33	14,897	15,948
	Quanta Services Inc.	2.900%	10/1/30	26,570	24,149
	Quanta Services Inc.	2.350%	1/15/32	10,156	8,563
	Quanta Services Inc.	5.250%	8/9/34	17,500	17,643
	RELX Capital Inc.	3.000%	5/22/30	20,323	18,803
	RELX Capital Inc.	4.750%	5/20/32	14,283	14,316
	Roper Technologies Inc.	2.950%	9/15/29	17,628	16,401
	Roper Technologies Inc.	2.000%	6/30/30	15,592	13,528
	Roper Technologies Inc.	1.750%	2/15/31	26,595	22,198
	Roper Technologies Inc.	4.750%	2/15/32	6,900	6,895
	Roper Technologies Inc.	4.900%	10/15/34	24,840	24,623
	S&P Global Inc.	2.500%	12/1/29	13,371	12,228
	S&P Global Inc.	1.250%	8/15/30	11,956	10,073
	S&P Global Inc.	2.900%	3/1/32	41,620	37,425
	S&P Global Inc.	5.250%	9/15/33	19,017	19,952
	Salesforce Inc.	1.950%	7/15/31	43,217	36,905
	ServiceNow Inc.	1.400%	9/1/30	39,029	33,135
	Skyworks Solutions Inc.	3.000%	6/1/31	13,334	11,669
	TD SYNNEX Corp.	6.100%	4/12/34	13,774	14,335
	Teledyne FLIR LLC	2.500%	8/1/30	17,086	15,080
	Texas Instruments Inc.	2.250%	9/4/29	22,752	20,816
	Texas Instruments Inc.	1.750%	5/4/30	17,085	14,972
	Texas Instruments Inc.	1.900%	9/15/31	13,739	11,838
	Texas Instruments Inc.	3.650%	8/16/32	7,376	7,039
	Texas Instruments Inc.	4.900%	3/14/33	22,712	23,537
	Texas Instruments Inc.	4.850%	2/8/34	25,042	25,819
	TSMC Arizona Corp.	2.500%	10/25/31	35,363	30,843
	TSMC Arizona Corp.	4.250%	4/22/32	26,389	26,086
	Verisk Analytics Inc.	5.750%	4/1/33	12,491	13,267
	Verisk Analytics Inc.	5.250%	6/5/34	15,078	15,372
	VMware LLC	4.700%	5/15/30	24,557	24,525
	VMware LLC	2.200%	8/15/31	39,733	33,600
	Western Digital Corp.	3.100%	2/1/32	12,400	10,431
	Workday Inc.	3.800%	4/1/32	32,384	30,429
	Xilinx Inc.	2.375%	6/1/30	20,066	18,024
					3,984,611
Utilities (8.7%)
[2]	AEP Texas Inc.	2.100%	7/1/30	15,793	13,728
	AEP Texas Inc.	4.700%	5/15/32	11,133	10,970
	AEP Texas Inc.	5.400%	6/1/33	11,912	12,031
	AEP Texas Inc.	5.700%	5/15/34	7,888	8,164
	AEP Transmission Co. LLC	5.150%	4/1/34	5,036	5,124
	AES Corp.	2.450%	1/15/31	26,494	22,592
[2]	Alabama Power Co.	1.450%	9/15/30	9,414	7,953
	Alabama Power Co.	3.050%	3/15/32	12,397	11,145
	Alabama Power Co.	3.940%	9/1/32	17,701	16,851
	Alabama Power Co.	5.850%	11/15/33	3,266	3,516
	Ameren Corp.	3.500%	1/15/31	24,867	23,142
	Ameren Illinois Co.	1.550%	11/15/30	13,714	11,587
	Ameren Illinois Co.	3.850%	9/1/32	8,116	7,664
	Ameren Illinois Co.	4.950%	6/1/33	13,630	13,784
	American Electric Power Co. Inc.	2.300%	3/1/30	9,493	8,411
	American Electric Power Co. Inc.	5.950%	11/1/32	12,061	12,847
	American Electric Power Co. Inc.	5.625%	3/1/33	22,549	23,503
[2]	American Electric Power Co. Inc.	7.050%	12/15/54	15,500	15,938
	American Water Capital Corp.	2.800%	5/1/30	3,786	3,461
	American Water Capital Corp.	2.300%	6/1/31	16,812	14,522

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American Water Capital Corp.	4.450%	6/1/32	9,788	9,678
	American Water Capital Corp.	5.150%	3/1/34	18,230	18,729
[2]	Appalachian Power Co.	2.700%	4/1/31	15,818	13,918
[2]	Appalachian Power Co.	4.500%	8/1/32	22,383	21,545
	Appalachian Power Co.	5.650%	4/1/34	8,540	8,835
	Arizona Public Service Co.	6.350%	12/15/32	11,812	12,825
	Arizona Public Service Co.	5.550%	8/1/33	17,530	18,025
	Arizona Public Service Co.	5.700%	8/15/34	13,445	13,986
	Atlantic City Electric Co.	2.300%	3/15/31	10,163	8,778
	Atmos Energy Corp.	2.625%	9/15/29	13,721	12,658
	Atmos Energy Corp.	1.500%	1/15/31	15,493	12,929
	Atmos Energy Corp.	5.450%	10/15/32	7,586	7,990
	Atmos Energy Corp.	5.900%	11/15/33	18,671	20,226
	Baltimore Gas & Electric Co.	2.250%	6/15/31	14,012	12,111
[2]	Baltimore Gas & Electric Co.	5.300%	6/1/34	12,464	12,873
	Berkshire Hathaway Energy Co.	3.700%	7/15/30	32,415	31,208
	Berkshire Hathaway Energy Co.	1.650%	5/15/31	12,955	10,743
	Black Hills Corp.	3.050%	10/15/29	10,607	9,799
	Black Hills Corp.	2.500%	6/15/30	6,841	6,015
	Black Hills Corp.	4.350%	5/1/33	10,700	10,062
	Black Hills Corp.	6.150%	5/15/34	11,382	12,066
[2]	CenterPoint Energy Houston Electric LLC	2.350%	4/1/31	11,997	10,410
[2]	CenterPoint Energy Houston Electric LLC	3.000%	3/1/32	9,597	8,494
[2]	CenterPoint Energy Houston Electric LLC	4.450%	10/1/32	15,638	15,355
	CenterPoint Energy Houston Electric LLC	4.950%	4/1/33	22,626	22,754
	CenterPoint Energy Houston Electric LLC	5.150%	3/1/34	10,489	10,724
	CenterPoint Energy Inc.	2.950%	3/1/30	12,527	11,440
	CenterPoint Energy Inc.	2.650%	6/1/31	17,597	15,357
[2]	CenterPoint Energy Inc.	7.000%	2/15/55	8,000	8,073
	CenterPoint Energy Resources Corp.	1.750%	10/1/30	13,788	11,663
	CenterPoint Energy Resources Corp.	4.400%	7/1/32	1,025	993
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	19,148	19,780
	CenterPoint Energy Resources Corp.	5.400%	7/1/34	10,921	11,146
	Cleco Corporate Holdings LLC	3.375%	9/15/29	1,305	1,190
[2]	CMS Energy Corp.	4.750%	6/1/50	17,572	16,524
	Commonwealth Edison Co.	2.200%	3/1/30	6,376	5,680
[2]	Commonwealth Edison Co.	3.150%	3/15/32	9,410	8,516
	Commonwealth Edison Co.	4.900%	2/1/33	11,154	11,296
	Commonwealth Edison Co.	5.300%	6/1/34	12,313	12,748
[2]	Connecticut Light & Power Co.	2.050%	7/1/31	9,585	8,136
	Connecticut Light & Power Co.	4.900%	7/1/33	8,906	8,988
	Connecticut Light & Power Co.	4.950%	8/15/34	8,000	8,048
[2]	Consolidated Edison Co. of New York Inc.	3.350%	4/1/30	15,166	14,439
	Consolidated Edison Co. of New York Inc.	2.400%	6/15/31	19,103	16,775
	Consolidated Edison Co. of New York Inc.	5.200%	3/1/33	15,608	16,111
	Consolidated Edison Co. of New York Inc.	5.500%	3/15/34	12,224	12,868
	Consolidated Edison Co. of New York Inc.	5.375%	5/15/34	2,705	2,820
	Constellation Energy Generation LLC	5.800%	3/1/33	14,826	15,579
	Constellation Energy Generation LLC	6.125%	1/15/34	13,700	14,720
	Consumers Energy Co.	4.700%	1/15/30	15,995	16,211
	Consumers Energy Co.	3.600%	8/15/32	15,199	14,112
	Consumers Energy Co.	4.625%	5/15/33	13,828	13,749
[2]	Dominion Energy Inc.	3.375%	4/1/30	56,712	53,084
[2]	Dominion Energy Inc.	2.250%	8/15/31	24,107	20,484
[2]	Dominion Energy Inc.	4.350%	8/15/32	11,661	11,348
	Dominion Energy Inc.	5.375%	11/15/32	31,238	32,184
[2]	Dominion Energy Inc.	5.250%	8/1/33	1,369	1,388
[2]	Dominion Energy Inc.	7.000%	6/1/54	23,710	25,322
[2]	Dominion Energy Inc.	6.875%	2/1/55	23,788	24,834
[2]	Dominion Energy South Carolina Inc.	2.300%	12/1/31	13,655	11,664
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	5,381	5,984
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	771	796
	DTE Electric Co.	2.250%	3/1/30	20,664	18,487
[2]	DTE Electric Co.	2.625%	3/1/31	13,173	11,768
[2]	DTE Electric Co.	3.000%	3/1/32	13,541	12,192
	DTE Electric Co.	5.200%	4/1/33	17,383	17,946
	DTE Electric Co.	5.200%	3/1/34	12,784	13,193
	DTE Energy Co.	2.950%	3/1/30	2,825	2,583
	DTE Energy Co.	5.850%	6/1/34	29,977	31,599
	Duke Energy Carolinas LLC	2.450%	2/1/30	9,823	8,882

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Carolinas LLC	2.550%	4/15/31	14,860	13,125
	Duke Energy Carolinas LLC	2.850%	3/15/32	5,533	4,916
	Duke Energy Carolinas LLC	4.950%	1/15/33	40,904	41,572
	Duke Energy Carolinas LLC	4.850%	1/15/34	18,923	19,006
	Duke Energy Corp.	2.450%	6/1/30	22,295	19,926
	Duke Energy Corp.	2.550%	6/15/31	31,481	27,314
	Duke Energy Corp.	4.500%	8/15/32	34,111	33,231
	Duke Energy Corp.	5.750%	9/15/33	17,748	18,766
	Duke Energy Corp.	5.450%	6/15/34	20,289	20,904
	Duke Energy Corp.	6.450%	9/1/54	16,500	16,878
	Duke Energy Florida LLC	2.500%	12/1/29	19,778	18,118
	Duke Energy Florida LLC	1.750%	6/15/30	12,794	11,026
	Duke Energy Florida LLC	2.400%	12/15/31	14,692	12,651
	Duke Energy Florida LLC	5.875%	11/15/33	12,317	13,275
	Duke Energy Indiana LLC	5.250%	3/1/34	6,630	6,857
	Duke Energy Ohio Inc.	2.125%	6/1/30	3,220	2,829
	Duke Energy Ohio Inc.	5.250%	4/1/33	10,142	10,438
	Duke Energy Progress LLC	2.000%	8/15/31	17,426	14,709
	Duke Energy Progress LLC	5.250%	3/15/33	14,738	15,261
	Duke Energy Progress LLC	5.100%	3/15/34	15,431	15,889
[3]	East Ohio Gas Co.	2.000%	6/15/30	750	645
	Edison International	6.950%	11/15/29	8,474	9,272
	Emera US Finance LP	2.639%	6/15/31	8,666	7,442
	Entergy Arkansas LLC	5.150%	1/15/33	11,050	11,312
	Entergy Arkansas LLC	5.300%	9/15/33	6,097	6,256
	Entergy Arkansas LLC	5.450%	6/1/34	8,798	9,169
	Entergy Corp.	2.800%	6/15/30	13,048	11,806
	Entergy Corp.	2.400%	6/15/31	17,148	14,668
	Entergy Corp.	7.125%	12/1/54	29,890	30,425
	Entergy Louisiana LLC	1.600%	12/15/30	7,924	6,636
	Entergy Louisiana LLC	3.050%	6/1/31	8,610	7,771
	Entergy Louisiana LLC	2.350%	6/15/32	12,452	10,538
	Entergy Louisiana LLC	4.000%	3/15/33	15,025	14,069
	Entergy Louisiana LLC	5.350%	3/15/34	10,610	10,915
	Entergy Louisiana LLC	5.150%	9/15/34	14,325	14,466
	Entergy Mississippi LLC	5.000%	9/1/33	6,211	6,241
	Entergy Texas Inc.	1.750%	3/15/31	15,506	12,932
	Essential Utilities Inc.	2.704%	4/15/30	11,011	9,936
	Essential Utilities Inc.	2.400%	5/1/31	6,819	5,881
	Essential Utilities Inc.	5.375%	1/15/34	13,270	13,550
	Evergy Inc.	2.900%	9/15/29	34,114	31,331
	Evergy Kansas Central Inc.	5.900%	11/15/33	4,291	4,579
[2]	Evergy Metro Inc.	2.250%	6/1/30	5,248	4,641
	Evergy Metro Inc.	4.950%	4/15/33	3,958	3,993
	Evergy Metro Inc.	5.400%	4/1/34	9,335	9,602
[3]	Evergy Missouri West Inc.	5.650%	6/1/34	5,910	6,144
[2]	Eversource Energy	1.650%	8/15/30	18,366	15,445
	Eversource Energy	2.550%	3/15/31	17,892	15,449
	Eversource Energy	5.850%	4/15/31	26,092	27,422
	Eversource Energy	3.375%	3/1/32	23,963	21,441
	Eversource Energy	5.125%	5/15/33	23,830	23,867
	Eversource Energy	5.500%	1/1/34	11,678	11,927
	Eversource Energy	5.950%	7/15/34	12,135	12,777
	Exelon Corp.	4.050%	4/15/30	33,716	32,865
	Exelon Corp.	3.350%	3/15/32	21,487	19,564
	Exelon Corp.	5.300%	3/15/33	21,613	22,158
	Exelon Corp.	5.450%	3/15/34	14,726	15,217
	FirstEnergy Corp.	2.650%	3/1/30	15,904	14,363
[2]	FirstEnergy Corp.	2.250%	9/1/30	15,115	13,142
	Florida Power & Light Co.	4.625%	5/15/30	18,129	18,410
	Florida Power & Light Co.	2.450%	2/3/32	35,291	30,715
	Florida Power & Light Co.	5.100%	4/1/33	25,019	25,782
	Florida Power & Light Co.	4.800%	5/15/33	22,866	23,080
	Florida Power & Light Co.	5.625%	4/1/34	3,368	3,612
	Florida Power & Light Co.	5.300%	6/15/34	10,604	11,046
[2]	Georgia Power Co.	2.650%	9/15/29	21,931	20,248
	Georgia Power Co.	4.700%	5/15/32	18,581	18,632
	Georgia Power Co.	4.950%	5/17/33	30,258	30,609
	Georgia Power Co.	5.250%	3/15/34	18,075	18,645
	Idaho Power Co.	5.200%	8/15/34	7,670	7,798

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Interstate Power & Light Co.	2.300%	6/1/30	8,668	7,651
	Interstate Power & Light Co.	5.700%	10/15/33	7,854	8,232
	IPALCO Enterprises Inc.	4.250%	5/1/30	12,631	12,102
	IPALCO Enterprises Inc.	5.750%	4/1/34	10,400	10,708
[2]	Kentucky Utilities Co.	5.450%	4/15/33	9,266	9,658
[2]	Louisville Gas & Electric Co.	5.450%	4/15/33	10,968	11,421
	MidAmerican Energy Co.	6.750%	12/30/31	645	739
	MidAmerican Energy Co.	5.350%	1/15/34	10,168	10,644
	National Fuel Gas Co.	2.950%	3/1/31	15,415	13,426
	National Grid plc	5.809%	6/12/33	33,031	34,642
	National Grid plc	5.418%	1/11/34	20,210	20,664
	National Rural Utilities Cooperative Finance Corp.	2.400%	3/15/30	16,188	14,498
[2]	National Rural Utilities Cooperative Finance Corp.	5.000%	2/7/31	17,981	18,545
	National Rural Utilities Cooperative Finance Corp.	1.350%	3/15/31	13,320	10,905
[2]	National Rural Utilities Cooperative Finance Corp.	1.650%	6/15/31	8,070	6,660
[2]	National Rural Utilities Cooperative Finance Corp.	8.000%	3/1/32	11,557	13,747
	National Rural Utilities Cooperative Finance Corp.	2.750%	4/15/32	14,049	12,378
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	7,635	7,252
	National Rural Utilities Cooperative Finance Corp.	4.150%	12/15/32	2,000	1,920
	National Rural Utilities Cooperative Finance Corp.	5.800%	1/15/33	17,355	18,541
	National Rural Utilities Cooperative Finance Corp.	5.000%	8/15/34	13,100	13,171
[2]	Nevada Power Co.	2.400%	5/1/30	8,654	7,714
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	29,303	27,041
	NextEra Energy Capital Holdings Inc.	5.000%	2/28/30	1,253	1,285
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	59,256	52,341
	NextEra Energy Capital Holdings Inc.	2.440%	1/15/32	25,174	21,460
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	31,075	31,512
	NextEra Energy Capital Holdings Inc.	5.050%	2/28/33	30,263	30,509
	NextEra Energy Capital Holdings Inc.	5.250%	3/15/34	26,512	26,974
	NextEra Energy Capital Holdings Inc.	6.750%	6/15/54	25,730	27,048
	NextEra Energy Capital Holdings Inc.	6.700%	9/1/54	26,575	27,112
[2]	NextEra Energy Capital Holdings Inc.	5.650%	5/1/79	3,389	3,306
	NiSource Inc.	2.950%	9/1/29	24,813	22,986
	NiSource Inc.	3.600%	5/1/30	26,392	25,050
	NiSource Inc.	1.700%	2/15/31	29,356	24,396
	NiSource Inc.	5.400%	6/30/33	5,802	5,957
	NiSource Inc.	5.350%	4/1/34	17,627	18,006
	NiSource Inc.	6.950%	11/30/54	7,835	7,952
	Northern States Power Co.	2.250%	4/1/31	5,588	4,860
	NSTAR Electric Co.	3.950%	4/1/30	1,063	1,037
	NSTAR Electric Co.	5.400%	6/1/34	15,785	16,481
[2]	Ohio Power Co.	2.600%	4/1/30	9,538	8,552
[2]	Ohio Power Co.	1.625%	1/15/31	14,771	12,195
	Ohio Power Co.	5.000%	6/1/33	7,837	7,838
	Ohio Power Co.	5.650%	6/1/34	11,250	11,709
	Oklahoma Gas & Electric Co.	3.300%	3/15/30	7,017	6,565
	Oklahoma Gas & Electric Co.	3.250%	4/1/30	6,912	6,474
	Oklahoma Gas & Electric Co.	5.400%	1/15/33	11,989	12,476
	Oncor Electric Delivery Co. LLC	2.750%	5/15/30	25,823	23,605
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	20,219	19,514
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	18,389	18,185
	Oncor Electric Delivery Co. LLC	5.650%	11/15/33	24,260	25,774
	ONE Gas Inc.	2.000%	5/15/30	7,831	6,882
	ONE Gas Inc.	4.250%	9/1/32	8,430	8,193
	Pacific Gas & Electric Co.	4.550%	7/1/30	74,570	72,971
	Pacific Gas & Electric Co.	2.500%	2/1/31	75,052	64,496
	Pacific Gas & Electric Co.	3.250%	6/1/31	27,075	24,212
	Pacific Gas & Electric Co.	4.400%	3/1/32	5,997	5,697
	Pacific Gas & Electric Co.	5.900%	6/15/32	20,939	21,725
	Pacific Gas & Electric Co.	6.150%	1/15/33	24,961	26,303
	Pacific Gas & Electric Co.	6.400%	6/15/33	34,003	36,389
	Pacific Gas & Electric Co.	6.950%	3/15/34	21,224	23,701
	Pacific Gas & Electric Co.	5.800%	5/15/34	20,377	21,005
	PacifiCorp	2.700%	9/15/30	9,961	8,938
	PacifiCorp	5.300%	2/15/31	20,766	21,296
	PacifiCorp	5.450%	2/15/34	21,610	22,117
	PECO Energy Co.	4.900%	6/15/33	1,970	1,995
	Piedmont Natural Gas Co. Inc.	2.500%	3/15/31	9,800	8,536
	Piedmont Natural Gas Co. Inc.	5.400%	6/15/33	9,222	9,513
	Potomac Electric Power Co.	5.200%	3/15/34	7,211	7,450

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PPL Capital Funding Inc.	5.250%	9/1/34	6,500	6,582
	PPL Electric Utilities Corp.	5.000%	5/15/33	16,047	16,282
	PPL Electric Utilities Corp.	4.850%	2/15/34	16,582	16,725
	Progress Energy Inc.	7.750%	3/1/31	22,120	25,594
	Progress Energy Inc.	7.000%	10/30/31	20,357	22,934
[2]	Public Service Co. of Colorado	1.900%	1/15/31	13,070	11,048
	Public Service Co. of Colorado	1.875%	6/15/31	26,798	22,388
[2]	Public Service Co. of Colorado	4.100%	6/1/32	8,371	8,047
	Public Service Co. of Colorado	5.350%	5/15/34	10,071	10,421
	Public Service Co. of New Hampshire	5.350%	10/1/33	15,662	16,344
	Public Service Co. of Oklahoma	5.250%	1/15/33	5,626	5,704
[2]	Public Service Electric & Gas Co.	2.450%	1/15/30	8,238	7,440
[2]	Public Service Electric & Gas Co.	1.900%	8/15/31	5,147	4,317
[2]	Public Service Electric & Gas Co.	3.100%	3/15/32	21,982	19,904
[2]	Public Service Electric & Gas Co.	4.900%	12/15/32	8,951	9,120
[2]	Public Service Electric & Gas Co.	4.650%	3/15/33	14,717	14,681
	Public Service Electric & Gas Co.	5.200%	8/1/33	13,596	14,069
[2]	Public Service Electric & Gas Co.	5.200%	3/1/34	10,598	10,957
	Public Service Electric & Gas Co.	4.850%	8/1/34	15,000	15,116
	Public Service Enterprise Group Inc.	1.600%	8/15/30	14,782	12,457
	Public Service Enterprise Group Inc.	2.450%	11/15/31	19,122	16,423
	Public Service Enterprise Group Inc.	6.125%	10/15/33	8,086	8,698
	Public Service Enterprise Group Inc.	5.450%	4/1/34	13,590	13,977
	Puget Energy Inc.	4.100%	6/15/30	9,692	9,237
	Puget Energy Inc.	4.224%	3/15/32	11,816	10,904
	Puget Sound Energy Inc.	5.330%	6/15/34	11,010	11,355
[2]	San Diego Gas & Electric Co.	1.700%	10/1/30	21,074	18,001
[2]	San Diego Gas & Electric Co.	3.000%	3/15/32	12,803	11,459
	Sempra	5.500%	8/1/33	18,725	19,356
	Sempra	6.875%	10/1/54	27,630	27,967
	Southern California Edison Co.	2.250%	6/1/30	17,199	15,175
[2]	Southern California Edison Co.	2.500%	6/1/31	14,904	13,060
	Southern California Edison Co.	5.450%	6/1/31	16,334	17,017
	Southern California Edison Co.	2.750%	2/1/32	13,955	12,212
	Southern California Edison Co.	5.950%	11/1/32	22,639	24,276
	Southern California Edison Co.	6.000%	1/15/34	16,614	17,921
	Southern California Edison Co.	5.200%	6/1/34	24,502	24,905
[2]	Southern California Gas Co.	2.550%	2/1/30	19,195	17,367
	Southern California Gas Co.	5.200%	6/1/33	13,869	14,241
	Southern California Gas Co.	5.050%	9/1/34	8,500	8,618
[2]	Southern Co.	3.700%	4/30/30	31,520	30,096
	Southern Co.	5.700%	10/15/32	13,720	14,490
	Southern Co.	5.200%	6/15/33	27,211	27,824
	Southern Co.	5.700%	3/15/34	29,928	31,612
[2]	Southern Co. Gas Capital Corp.	1.750%	1/15/31	21,788	18,228
	Southern Co. Gas Capital Corp.	5.150%	9/15/32	17,734	18,101
	Southern Co. Gas Capital Corp.	5.750%	9/15/33	19,177	20,267
	Southwest Gas Corp.	2.200%	6/15/30	5,428	4,750
	Southwest Gas Corp.	4.050%	3/15/32	15,754	14,780
	Southwestern Electric Power Co.	5.300%	4/1/33	9,860	10,007
	Spire Missouri Inc.	4.800%	2/15/33	10,508	10,530
[2]	Spire Missouri Inc.	5.150%	8/15/34	8,730	8,890
	Tampa Electric Co.	2.400%	3/15/31	10,962	9,513
	Tucson Electric Power Co.	1.500%	8/1/30	5,319	4,485
	Tucson Electric Power Co.	3.250%	5/15/32	8,799	7,935
	Tucson Electric Power Co.	5.200%	9/15/34	9,200	9,229
	Union Electric Co.	2.950%	3/15/30	7,950	7,346
	Union Electric Co.	2.150%	3/15/32	9,966	8,378
	Union Electric Co.	5.200%	4/1/34	21,584	22,143
	Virginia Electric & Power Co.	2.300%	11/15/31	15,338	13,100
	Virginia Electric & Power Co.	2.400%	3/30/32	18,499	15,841
	Virginia Electric & Power Co.	5.000%	4/1/33	28,103	28,339
	Virginia Electric & Power Co.	5.300%	8/15/33	11,656	11,967
	Virginia Electric & Power Co.	5.050%	8/15/34	15,906	16,019
	WEC Energy Group Inc.	1.800%	10/15/30	12,761	10,848
	Wisconsin Electric Power Co.	4.750%	9/30/32	13,703	13,926
	Wisconsin Electric Power Co.	5.625%	5/15/33	8,445	9,086
	Wisconsin Power & Light Co.	1.950%	9/16/31	7,947	6,619
	Wisconsin Power & Light Co.	3.950%	9/1/32	15,280	14,397
	Wisconsin Power & Light Co.	4.950%	4/1/33	8,177	8,212

Intermediate-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Wisconsin Power & Light Co.	5.375%	3/30/34	7,690	7,924
	Xcel Energy Inc.	2.600%	12/1/29	20,988	18,970
	Xcel Energy Inc.	3.400%	6/1/30	12,727	11,898
	Xcel Energy Inc.	2.350%	11/15/31	2,800	2,362
	Xcel Energy Inc.	4.600%	6/1/32	26,822	26,148
	Xcel Energy Inc.	5.450%	8/15/33	23,924	24,473
	Xcel Energy Inc.	5.500%	3/15/34	14,000	14,344
					4,565,707
Total Corporate Bonds (Cost $52,257,526)					51,224,742
				Shares
Temporary Cash Investments (0.3%)
Money Market Fund (0.3%)
[5]	Vanguard Market Liquidity Fund (Cost $136,924)	5.373%		1,369,394	136,926
Total Investments (98.8%) (Cost $52,698,988)					51,666,076
Other Assets and Liabilities—Net (1.2%)					629,792
Net Assets (100%)					52,295,868
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2024.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, the aggregate value was $810,158,000, representing 1.5% of net assets.
4	Securities with a value of $4,664,000 have been segregated as initial margin for recently closed futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $52,562,064)	51,529,150
Affiliated Issuers (Cost $136,924)	136,926
Total Investments in Securities	51,666,076
Investment in Vanguard	1,420
Cash	51
Receivables for Investment Securities Sold	469,960
Receivables for Accrued Income	596,851
Receivables for Capital Shares Issued	1,751
Variation Margin Receivable—Futures Contracts	587
Total Assets	52,736,696
Liabilities
Payables for Investment Securities Purchased	438,436
Payables for Capital Shares Redeemed	170
Payables for Distributions	1,299
Payables to Vanguard	923
Total Liabilities	440,828
Net Assets	52,295,868
At August 31, 2024, net assets consisted of:

Paid-in Capital	56,597,365
Total Distributable Earnings (Loss)	(4,301,497)
Net Assets	52,295,868

ETF Shares—Net Assets
Applicable to 613,054,754 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	50,666,059
Net Asset Value Per Share—ETF Shares	$82.65

Admiral Shares—Net Assets
Applicable to 59,185,359 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,315,544
Net Asset Value Per Share—Admiral Shares	$22.23

Institutional Shares—Net Assets
Applicable to 11,442,614 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	314,265
Net Asset Value Per Share—Institutional Shares	$27.46
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Interest[1]	1,985,232
Total Income	1,985,232
Expenses
The Vanguard Group—Note B
Investment Advisory Services	908
Management and Administrative—ETF Shares	13,102
Management and Administrative—Admiral Shares	744
Management and Administrative—Institutional Shares	137
Marketing and Distribution—ETF Shares	2,228
Marketing and Distribution—Admiral Shares	56
Marketing and Distribution—Institutional Shares	7
Custodian Fees	282
Auditing Fees	54
Shareholders’ Reports—ETF Shares	1,018
Shareholders’ Reports—Admiral Shares	13
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	30
Other Expenses	23
Total Expenses	18,602
Net Investment Income	1,966,630
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(1,246,908)
Futures Contracts	(1,546)
Swap Contracts	(238)
Realized Net Gain (Loss)	(1,248,692)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	3,612,049
Futures Contracts	442
Change in Unrealized Appreciation (Depreciation)	3,612,491
Net Increase (Decrease) in Net Assets Resulting from Operations	4,330,429
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $5,139,000, $50,000, $2,000, and $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($182,552,000) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,966,630	1,474,238
Realized Net Gain (Loss)	(1,248,692)	(2,276,602)
Change in Unrealized Appreciation (Depreciation)	3,612,491	1,442,477
Net Increase (Decrease) in Net Assets Resulting from Operations	4,330,429	640,113
Distributions
ETF Shares	(1,851,710)	(1,395,436)
Admiral Shares	(51,765)	(40,629)
Institutional Shares	(13,173)	(10,435)
Total Distributions	(1,916,648)	(1,446,500)
Capital Share Transactions
ETF Shares	8,072,283	(21,734)
Admiral Shares	94,194	41,155
Institutional Shares	(1,000)	(31,538)
Net Increase (Decrease) from Capital Share Transactions	8,165,477	(12,117)
Total Increase (Decrease)	10,579,258	(818,504)
Net Assets
Beginning of Period	41,716,610	42,535,114
End of Period	52,295,868	41,716,610
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$78.27	$79.83	$95.57	$95.98	$91.82
Investment Operations
Net Investment Income[1]	3.429	2.808	2.171	2.163	2.761
Net Realized and Unrealized Gain (Loss) on Investments	4.315	(1.605)	(15.176)	(.205)	4.205
Total from Investment Operations	7.744	1.203	(13.005)	1.958	6.966
Distributions
Dividends from Net Investment Income	(3.364)	(2.763)	(2.141)	(2.169)	(2.806)
Distributions from Realized Capital Gains	—	—	(.594)	(.199)	—
Total Distributions	(3.364)	(2.763)	(2.735)	(2.368)	(2.806)
Net Asset Value, End of Period	$82.65	$78.27	$79.83	$95.57	$95.98
Total Return	10.19%	1.55%	-13.86%	2.08%	7.78%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$50,666	$40,262	$41,058	$46,873	$38,944
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.32%	3.58%	2.48%	2.27%	2.99%
Portfolio Turnover Rate[3]	72%	76%	58%	53%	72%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$21.06	$21.49	$25.75	$25.86	$24.71
Investment Operations
Net Investment Income[1]	.917	.752	.577	.578	.747
Net Realized and Unrealized Gain (Loss) on Investments	1.166	(.429)	(4.098)	(.062)	1.138
Total from Investment Operations	2.083	.323	(3.521)	.516	1.885
Distributions
Dividends from Net Investment Income	(.913)	(.753)	(.579)	(.572)	(.735)
Distributions from Realized Capital Gains	—	—	(.160)	(.054)	—
Total Distributions	(.913)	(.753)	(.739)	(.626)	(.735)
Net Asset Value, End of Period	$22.23	$21.06	$21.49	$25.75	$25.86
Total Return[2]	10.16%	1.55%	-13.90%	2.03%	7.79%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,316	$1,156	$1,139	$1,587	$1,549
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[3]	0.07%[3]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	4.29%	3.56%	2.44%	2.25%	3.01%
Portfolio Turnover Rate[4]	72%	76%	58%	53%	72%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$26.02	$26.56	$31.82	$31.95	$30.53
Investment Operations
Net Investment Income[1]	1.137	.934	.720	.720	.940
Net Realized and Unrealized Gain (Loss) on Investments	1.437	(.538)	(5.061)	(.070)	1.394
Total from Investment Operations	2.574	.396	(4.341)	.650	2.334
Distributions
Dividends from Net Investment Income	(1.134)	(.936)	(.721)	(.714)	(.914)
Distributions from Realized Capital Gains	—	—	(.198)	(.066)	—
Total Distributions	(1.134)	(.936)	(.919)	(.780)	(.914)
Net Asset Value, End of Period	$27.46	$26.02	$26.56	$31.82	$31.95
Total Return[2]	10.16%	1.54%	-13.87%	2.07%	7.81%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$314	$298	$338	$443	$357
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[3]	0.05%[3]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.31%	3.57%	2.46%	2.27%	3.07%
Portfolio Turnover Rate[4]	72%	76%	58%	53%	72%
1	Calculated based on average shares outstanding.
2	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Intermediate-Term Corporate Bond Index Fund
Notes to Financial Statements
Vanguard Intermediate-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at August 31, 2024.
3. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Intermediate-Term Corporate Bond Index Fund
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended August 31, 2024, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented 0% and less than 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The fund had no open credit default swap contracts at August 31, 2024.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2024, the fund had contributed to Vanguard capital in the amount of $1,420,000, representing less than 0.01% of the fund’s net assets and 0.57% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

Intermediate-Term Corporate Bond Index Fund
The following table summarizes the market value of the fund's investments as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	304,408	—	304,408
Corporate Bonds	—	51,224,742	—	51,224,742
Temporary Cash Investments	136,926	—	—	136,926
Total	136,926	51,529,150	—	51,666,076
D.  Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended August 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(1,546)	—	(1,546)
Swap Contracts	—	(238)	(238)
Realized Net Gain (Loss) on Derivatives	(1,546)	(238)	(1,784)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	442	—	442
Change in Unrealized Appreciation (Depreciation) on Derivatives	442	—	442
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	(182,955)
Total Distributable Earnings (Loss)	182,955
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the deferral of losses from straddles; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	185,561
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(1,045,354)
Capital Loss Carryforwards	(3,440,405)
Qualified Late-Year Losses	—
Other Temporary Differences	(1,299)
Total	(4,301,497)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	1,916,648	1,446,500
Long-Term Capital Gains	—	—
Total	1,916,648	1,446,500
*	Includes short-term capital gains, if any.

Intermediate-Term Corporate Bond Index Fund
As of August 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	52,711,430
Gross Unrealized Appreciation	943,437
Gross Unrealized Depreciation	(1,988,791)
Net Unrealized Appreciation (Depreciation)	(1,045,354)
F.  During the year ended August 31, 2024, the fund purchased $13,021,401,000 of investment securities and sold $13,067,142,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $19,697,423,000 and $19,409,846,000, respectively. In addition, the fund purchased and sold investment securities of $24,419,865,000 and $16,663,476,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	24,969,716	314,050	14,317,759	183,108
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(16,897,433)	(215,400)	(14,339,493)	(183,000)
Net Increase (Decrease)—ETF Shares	8,072,283	98,650	(21,734)	108
Admiral Shares
Issued[1]	314,622	14,629	270,804	12,775
Issued in Lieu of Cash Distributions	40,940	1,915	31,974	1,513
Redeemed	(261,368)	(12,248)	(261,623)	(12,393)
Net Increase (Decrease)—Admiral Shares	94,194	4,296	41,155	1,895
Institutional Shares
Issued[1]	24,795	940	33,180	1,266
Issued in Lieu of Cash Distributions	9,285	352	7,005	268
Redeemed	(35,080)	(1,318)	(71,723)	(2,804)
Net Increase (Decrease)—Institutional Shares	(1,000)	(26)	(31,538)	(1,270)
1	Includes purchase fees for fiscal 2024 and 2023 of $841,000 and $735,000, respectively (fund totals).
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.  Management has determined that no events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.

Long-Term Corporate Bond Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (0.2%)
U.S. Government Securities (0.2%)
	United States Treasury Note/Bond	4.625%	5/15/44	22,790	23,737
[1]	United States Treasury Note/Bond	4.125%	8/15/44	4,115	4,017
	United States Treasury Note/Bond	4.625%	5/15/54	735	786
Total U.S. Government and Agency Obligations (Cost $28,515)					28,540
Corporate Bonds (97.9%)
Communications (11.6%)
	Alphabet Inc.	1.900%	8/15/40	6,141	4,249
	Alphabet Inc.	2.050%	8/15/50	22,940	13,806
	Alphabet Inc.	2.250%	8/15/60	4,700	2,809
	America Movil SAB de CV	6.375%	3/1/35	5,598	6,210
	America Movil SAB de CV	6.125%	11/15/37	2,314	2,518
	America Movil SAB de CV	6.125%	3/30/40	13,463	14,471
	America Movil SAB de CV	4.375%	7/16/42	6,824	6,034
	America Movil SAB de CV	4.375%	4/22/49	8,000	7,008
	AT&T Inc.	4.500%	5/15/35	14,191	13,535
	AT&T Inc.	5.250%	3/1/37	8,283	8,339
	AT&T Inc.	4.900%	8/15/37	5,138	5,001
	AT&T Inc.	4.850%	3/1/39	8,226	7,912
	AT&T Inc.	5.350%	9/1/40	3,548	3,525
	AT&T Inc.	3.500%	6/1/41	19,425	15,519
	AT&T Inc.	5.550%	8/15/41	45	46
	AT&T Inc.	4.300%	12/15/42	13,606	11,818
	AT&T Inc.	4.650%	6/1/44	7,721	6,852
	AT&T Inc.	4.350%	6/15/45	9,239	7,974
	AT&T Inc.	4.750%	5/15/46	12,269	11,092
[2]	AT&T Inc.	5.150%	11/15/46	4,468	4,284
	AT&T Inc.	5.450%	3/1/47	3,798	3,804
	AT&T Inc.	4.500%	3/9/48	11,280	9,737
	AT&T Inc.	4.550%	3/9/49	6,739	5,834
	AT&T Inc.	5.150%	2/15/50	3,574	3,419
	AT&T Inc.	3.650%	6/1/51	17,586	13,023
	AT&T Inc.	3.500%	9/15/53	43,496	30,930
	AT&T Inc.	3.550%	9/15/55	45,671	32,266
	AT&T Inc.	3.800%	12/1/57	36,581	26,793
	AT&T Inc.	3.650%	9/15/59	40,408	28,420
	AT&T Inc.	3.850%	6/1/60	10,902	7,986
	AT&T Inc.	3.500%	2/1/61	3,977	2,734
	Bell Telephone Co. of Canada or Bell Canada	4.464%	4/1/48	8,009	6,958
	Bell Telephone Co. of Canada or Bell Canada	4.300%	7/29/49	2,726	2,307
[2]	Bell Telephone Co. of Canada or Bell Canada	3.650%	3/17/51	2,901	2,195
[2]	Bell Telephone Co. of Canada or Bell Canada	3.200%	2/15/52	3,840	2,650
	Bell Telephone Co. of Canada or Bell Canada	3.650%	8/15/52	4,433	3,341
	Bell Telephone Co. of Canada or Bell Canada	5.550%	2/15/54	3,747	3,793
	Charter Communications Operating LLC	6.384%	10/23/35	11,039	11,177
	Charter Communications Operating LLC	5.375%	4/1/38	4,486	4,075
	Charter Communications Operating LLC	3.500%	6/1/41	8,973	6,268
	Charter Communications Operating LLC	3.500%	3/1/42	9,326	6,427
	Charter Communications Operating LLC	6.484%	10/23/45	20,780	19,881
	Charter Communications Operating LLC	5.375%	5/1/47	14,465	12,101
	Charter Communications Operating LLC	5.750%	4/1/48	16,665	14,494
	Charter Communications Operating LLC	5.125%	7/1/49	5,196	4,155
	Charter Communications Operating LLC	4.800%	3/1/50	18,977	14,423
	Charter Communications Operating LLC	3.700%	4/1/51	12,108	7,724
	Charter Communications Operating LLC	3.900%	6/1/52	14,121	9,253
	Charter Communications Operating LLC	5.250%	4/1/53	8,617	7,043
	Charter Communications Operating LLC	3.850%	4/1/61	10,938	6,659
	Charter Communications Operating LLC	4.400%	12/1/61	8,218	5,536
	Charter Communications Operating LLC	3.950%	6/30/62	8,949	5,538

Long-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Charter Communications Operating LLC	5.500%	4/1/63	6,604	5,313
Comcast Corp.	4.200%	8/15/34	4,053	3,856
Comcast Corp.	5.650%	6/15/35	4,499	4,765
Comcast Corp.	4.400%	8/15/35	6,333	6,071
Comcast Corp.	6.500%	11/15/35	3,672	4,150
Comcast Corp.	3.200%	7/15/36	4,324	3,652
Comcast Corp.	6.450%	3/15/37	2,925	3,326
Comcast Corp.	6.950%	8/15/37	1,568	1,840
Comcast Corp.	3.900%	3/1/38	8,567	7,579
Comcast Corp.	4.600%	10/15/38	7,166	6,852
Comcast Corp.	6.550%	7/1/39	1,870	2,120
Comcast Corp.	3.250%	11/1/39	8,008	6,418
Comcast Corp.	3.750%	4/1/40	13,408	11,389
Comcast Corp.	4.650%	7/15/42	5,404	5,028
Comcast Corp.	4.600%	8/15/45	5,401	4,910
Comcast Corp.	3.400%	7/15/46	8,243	6,241
Comcast Corp.	4.000%	8/15/47	3,187	2,612
Comcast Corp.	3.969%	11/1/47	13,227	10,788
Comcast Corp.	4.000%	3/1/48	2,326	1,902
Comcast Corp.	4.700%	10/15/48	13,653	12,584
Comcast Corp.	3.999%	11/1/49	11,789	9,616
Comcast Corp.	3.450%	2/1/50	11,765	8,714
Comcast Corp.	2.800%	1/15/51	12,097	7,823
Comcast Corp.	2.887%	11/1/51	29,429	19,298
Comcast Corp.	2.450%	8/15/52	9,286	5,503
Comcast Corp.	4.049%	11/1/52	3,836	3,116
Comcast Corp.	5.350%	5/15/53	11,043	11,057
Comcast Corp.	5.650%	6/1/54	8,425	8,806
Comcast Corp.	2.937%	11/1/56	23,453	14,903
Comcast Corp.	4.950%	10/15/58	7,208	6,777
Comcast Corp.	2.650%	8/15/62	8,321	4,801
Comcast Corp.	2.987%	11/1/63	18,477	11,397
Comcast Corp.	5.500%	5/15/64	13,994	14,104
Discovery Communications LLC	5.000%	9/20/37	4,292	3,663
Discovery Communications LLC	6.350%	6/1/40	5,174	4,926
Electronic Arts Inc.	2.950%	2/15/51	3,846	2,630
Fox Corp.	5.476%	1/25/39	7,213	7,195
Fox Corp.	5.576%	1/25/49	9,019	8,723
Grupo Televisa SAB	6.625%	1/15/40	4,711	4,824
Grupo Televisa SAB	5.000%	5/13/45	4,184	3,638
Grupo Televisa SAB	6.125%	1/31/46	6,155	6,138
Grupo Televisa SAB	5.250%	5/24/49	4,145	3,725
Interpublic Group of Cos. Inc.	3.375%	3/1/41	3,153	2,404
Interpublic Group of Cos. Inc.	5.400%	10/1/48	2,987	2,875
Meta Platforms Inc.	4.450%	8/15/52	17,933	16,034
Meta Platforms Inc.	5.600%	5/15/53	14,961	15,757
Meta Platforms Inc.	5.400%	8/15/54	19,185	19,575
Meta Platforms Inc.	4.650%	8/15/62	6,264	5,633
Meta Platforms Inc.	5.750%	5/15/63	10,521	11,181
Meta Platforms Inc.	5.550%	8/15/64	16,230	16,647
NBCUniversal Media LLC	4.450%	1/15/43	7,389	6,636
Netflix Inc.	5.400%	8/15/54	6,316	6,578
Omnicom Group Inc.	5.300%	11/1/34	3,200	3,246
Orange SA	5.375%	1/13/42	5,279	5,262
Orange SA	5.500%	2/6/44	4,244	4,299
Paramount Global	6.875%	4/30/36	6,562	6,554
Paramount Global	5.900%	10/15/40	1,710	1,483
Paramount Global	4.850%	7/1/42	3,043	2,354
Paramount Global	4.375%	3/15/43	7,831	5,662
Paramount Global	5.850%	9/1/43	7,331	6,211
Paramount Global	5.250%	4/1/44	1,376	1,067
Paramount Global	4.900%	8/15/44	3,889	2,936
Paramount Global	4.600%	1/15/45	4,159	2,947
Paramount Global	4.950%	5/19/50	5,932	4,433
Rogers Communications Inc.	7.500%	8/15/38	2,124	2,543
Rogers Communications Inc.	4.500%	3/15/42	3,550	3,124
Rogers Communications Inc.	4.500%	3/15/43	3,798	3,300
Rogers Communications Inc.	5.450%	10/1/43	4,864	4,735
Rogers Communications Inc.	5.000%	3/15/44	4,894	4,540
Rogers Communications Inc.	4.300%	2/15/48	3,670	3,017

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Rogers Communications Inc.	4.350%	5/1/49	7,278	6,036
	Rogers Communications Inc.	3.700%	11/15/49	5,167	3,830
	Rogers Communications Inc.	4.550%	3/15/52	12,759	10,809
	Telefonica Emisiones SA	7.045%	6/20/36	12,651	14,392
	Telefonica Emisiones SA	4.665%	3/6/38	3,823	3,527
	Telefonica Emisiones SA	5.213%	3/8/47	16,060	14,841
	Telefonica Emisiones SA	4.895%	3/6/48	6,670	5,919
	Telefonica Emisiones SA	5.520%	3/1/49	5,828	5,638
	TELUS Corp.	4.600%	11/16/48	5,979	5,171
	TELUS Corp.	4.300%	6/15/49	779	639
	Thomson Reuters Corp.	5.500%	8/15/35	1,992	2,074
	Thomson Reuters Corp.	5.850%	4/15/40	3,159	3,309
	Thomson Reuters Corp.	5.650%	11/23/43	2,183	2,214
	Time Warner Cable LLC	6.550%	5/1/37	8,283	8,187
	Time Warner Cable LLC	7.300%	7/1/38	8,299	8,718
	Time Warner Cable LLC	6.750%	6/15/39	8,270	8,202
	Time Warner Cable LLC	5.875%	11/15/40	6,247	5,640
	Time Warner Cable LLC	5.500%	9/1/41	7,257	6,251
	Time Warner Cable LLC	4.500%	9/15/42	10,450	7,939
	T-Mobile USA Inc.	4.375%	4/15/40	13,110	11,828
	T-Mobile USA Inc.	3.000%	2/15/41	12,510	9,340
	T-Mobile USA Inc.	4.500%	4/15/50	15,835	13,729
	T-Mobile USA Inc.	3.300%	2/15/51	12,130	8,579
	T-Mobile USA Inc.	3.400%	10/15/52	12,588	8,959
	T-Mobile USA Inc.	5.650%	1/15/53	10,331	10,597
	T-Mobile USA Inc.	5.750%	1/15/54	9,848	10,245
	T-Mobile USA Inc.	6.000%	6/15/54	8,594	9,276
	T-Mobile USA Inc.	5.500%	1/15/55	7,614	7,674
	T-Mobile USA Inc.	3.600%	11/15/60	10,162	7,228
	T-Mobile USA Inc.	5.800%	9/15/62	4,459	4,608
	TWDC Enterprises 18 Corp.	4.375%	8/16/41	3,118	2,831
[2]	TWDC Enterprises 18 Corp.	4.125%	12/1/41	3,595	3,179
[2]	TWDC Enterprises 18 Corp.	3.700%	12/1/42	2,477	2,047
[2]	TWDC Enterprises 18 Corp.	4.125%	6/1/44	10,881	9,435
[2]	TWDC Enterprises 18 Corp.	3.000%	7/30/46	2,791	1,967
	Verizon Communications Inc.	4.400%	11/1/34	7,703	7,399
[3]	Verizon Communications Inc.	4.780%	2/15/35	6,900	6,803
	Verizon Communications Inc.	5.850%	9/15/35	3,098	3,295
	Verizon Communications Inc.	4.272%	1/15/36	8,210	7,732
	Verizon Communications Inc.	5.250%	3/16/37	9,456	9,682
	Verizon Communications Inc.	4.812%	3/15/39	5,338	5,150
	Verizon Communications Inc.	2.650%	11/20/40	21,049	15,109
	Verizon Communications Inc.	3.400%	3/22/41	18,961	15,097
	Verizon Communications Inc.	2.850%	9/3/41	11,937	8,730
	Verizon Communications Inc.	4.750%	11/1/41	3,909	3,711
	Verizon Communications Inc.	3.850%	11/1/42	7,023	5,840
	Verizon Communications Inc.	6.550%	9/15/43	7,442	8,560
	Verizon Communications Inc.	4.125%	8/15/46	6,662	5,629
	Verizon Communications Inc.	4.862%	8/21/46	13,997	13,236
	Verizon Communications Inc.	5.500%	3/16/47	1,105	1,156
	Verizon Communications Inc.	4.522%	9/15/48	8,970	8,018
	Verizon Communications Inc.	4.000%	3/22/50	7,372	6,013
	Verizon Communications Inc.	2.875%	11/20/50	19,441	12,843
	Verizon Communications Inc.	3.550%	3/22/51	22,948	17,275
	Verizon Communications Inc.	3.875%	3/1/52	6,951	5,544
	Verizon Communications Inc.	5.500%	2/23/54	4,646	4,763
	Verizon Communications Inc.	5.012%	8/21/54	5,420	5,154
	Verizon Communications Inc.	4.672%	3/15/55	6,556	5,957
	Verizon Communications Inc.	2.987%	10/30/56	19,784	12,697
	Verizon Communications Inc.	3.000%	11/20/60	10,566	6,643
	Verizon Communications Inc.	3.700%	3/22/61	17,266	12,720
	Vodafone Group plc	6.150%	2/27/37	3,171	3,443
	Vodafone Group plc	5.000%	5/30/38	6,210	6,125
	Vodafone Group plc	5.250%	5/30/48	11,106	10,625
	Vodafone Group plc	4.875%	6/19/49	9,887	8,930
	Vodafone Group plc	4.250%	9/17/50	10,604	8,659
	Vodafone Group plc	5.625%	2/10/53	4,464	4,458
	Vodafone Group plc	5.750%	6/28/54	10,885	11,022
	Vodafone Group plc	5.125%	6/19/59	2,116	1,928
	Vodafone Group plc	5.750%	2/10/63	3,398	3,367

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Vodafone Group plc	5.875%	6/28/64	7,440	7,483
	Walt Disney Co.	6.200%	12/15/34	5,916	6,648
	Walt Disney Co.	6.400%	12/15/35	5,303	6,014
	Walt Disney Co.	6.150%	3/1/37	732	816
	Walt Disney Co.	6.650%	11/15/37	6,512	7,588
	Walt Disney Co.	4.625%	3/23/40	4,454	4,291
	Walt Disney Co.	3.500%	5/13/40	13,319	11,040
	Walt Disney Co.	6.150%	2/15/41	3,017	3,354
	Walt Disney Co.	5.400%	10/1/43	3,977	4,066
	Walt Disney Co.	4.750%	9/15/44	3,650	3,420
	Walt Disney Co.	4.950%	10/15/45	3,858	3,717
	Walt Disney Co.	7.750%	12/1/45	2,092	2,743
	Walt Disney Co.	4.750%	11/15/46	2,236	2,084
	Walt Disney Co.	2.750%	9/1/49	10,957	7,270
	Walt Disney Co.	4.700%	3/23/50	8,545	8,086
	Walt Disney Co.	3.600%	1/13/51	11,690	9,102
	Walt Disney Co.	3.800%	5/13/60	7,684	5,975
	Warnermedia Holdings Inc.	5.050%	3/15/42	28,408	22,725
	Warnermedia Holdings Inc.	5.141%	3/15/52	41,859	31,779
	Warnermedia Holdings Inc.	5.391%	3/15/62	20,661	15,558
					1,609,682
Consumer Discretionary (5.8%)
	Alibaba Group Holding Ltd.	4.500%	11/28/34	3,298	3,174
	Alibaba Group Holding Ltd.	4.000%	12/6/37	6,489	5,769
	Alibaba Group Holding Ltd.	2.700%	2/9/41	6,429	4,549
	Alibaba Group Holding Ltd.	4.200%	12/6/47	12,429	10,424
	Alibaba Group Holding Ltd.	3.150%	2/9/51	8,293	5,661
	Alibaba Group Holding Ltd.	4.400%	12/6/57	5,784	4,878
	Alibaba Group Holding Ltd.	3.250%	2/9/61	5,233	3,447
	Amazon.com Inc.	4.800%	12/5/34	3,374	3,472
	Amazon.com Inc.	3.875%	8/22/37	17,957	16,489
	Amazon.com Inc.	2.875%	5/12/41	13,127	10,192
	Amazon.com Inc.	4.950%	12/5/44	4,982	5,037
	Amazon.com Inc.	4.050%	8/22/47	25,023	21,782
	Amazon.com Inc.	2.500%	6/3/50	15,267	9,772
	Amazon.com Inc.	3.100%	5/12/51	19,317	13,922
	Amazon.com Inc.	3.950%	4/13/52	13,555	11,409
	Amazon.com Inc.	4.250%	8/22/57	10,611	9,331
	Amazon.com Inc.	2.700%	6/3/60	11,462	7,128
	Amazon.com Inc.	3.250%	5/12/61	13,171	9,236
	Amazon.com Inc.	4.100%	4/13/62	6,909	5,804
[2]	American University	3.672%	4/1/49	2,087	1,695
	Aptiv plc	4.400%	10/1/46	1,110	907
	Aptiv plc	5.400%	3/15/49	1,248	1,152
	Aptiv plc	3.100%	12/1/51	8,768	5,567
	Aptiv plc	4.150%	5/1/52	5,592	4,315
	BorgWarner Inc.	4.375%	3/15/45	2,517	2,112
[2]	Brown University	2.924%	9/1/50	2,387	1,737
	Brunswick Corp.	5.100%	4/1/52	1,877	1,532
[2]	California Endowment	2.498%	4/1/51	1,848	1,204
	California Institute of Technology	4.321%	8/1/45	2,290	2,116
	California Institute of Technology	4.700%	11/1/11	2,265	2,048
	California Institute of Technology	3.650%	9/1/19	3,463	2,448
[2]	Case Western Reserve University	5.405%	6/1/22	1,180	1,200
	Claremont Mckenna College	3.775%	1/1/22	908	645
	Cleveland Clinic Foundation	4.858%	1/1/14	1,965	1,844
	Darden Restaurants Inc.	4.550%	2/15/48	1,354	1,147
	Dick's Sporting Goods Inc.	4.100%	1/15/52	4,763	3,574
	DR Horton Inc.	5.000%	10/15/34	3,850	3,839
[2]	Duke University	2.682%	10/1/44	2,699	2,051
[2]	Duke University	2.757%	10/1/50	1,830	1,250
[2]	Duke University	2.832%	10/1/55	3,669	2,540
	eBay Inc.	4.000%	7/15/42	7,019	5,834
	eBay Inc.	3.650%	5/10/51	5,219	3,910
[2]	Emory University	2.969%	9/1/50	1,503	1,079
[2]	Ford Foundation	2.415%	6/1/50	2,947	1,886
[2]	Ford Foundation	2.815%	6/1/70	4,294	2,671
	Ford Motor Co.	4.750%	1/15/43	16,427	13,707
	Ford Motor Co.	7.400%	11/1/46	3,580	3,941

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ford Motor Co.	5.291%	12/8/46	2,909	2,633
	Fortune Brands Innovations Inc.	4.500%	3/25/52	2,266	1,863
	General Motors Co.	5.000%	4/1/35	6,696	6,502
	General Motors Co.	6.600%	4/1/36	8,761	9,483
	General Motors Co.	5.150%	4/1/38	9,372	8,995
	General Motors Co.	6.250%	10/2/43	7,334	7,629
	General Motors Co.	5.200%	4/1/45	6,022	5,517
	General Motors Co.	6.750%	4/1/46	4,617	5,063
	General Motors Co.	5.400%	4/1/48	4,680	4,373
	General Motors Co.	5.950%	4/1/49	5,356	5,397
[2]	George Washington University	4.300%	9/15/44	2,117	1,923
	George Washington University	4.868%	9/15/45	2,731	2,681
[2]	George Washington University	4.126%	9/15/48	4,551	4,023
[2]	Georgetown University	4.315%	4/1/49	2,907	2,638
[2]	Georgetown University	2.943%	4/1/50	3,160	2,236
	Georgetown University	5.115%	4/1/53	2,245	2,321
[2]	Georgetown University	5.215%	10/1/18	1,062	1,031
	Harley-Davidson Inc.	4.625%	7/28/45	2,712	2,318
	Hasbro Inc.	6.350%	3/15/40	3,288	3,451
	Hasbro Inc.	5.100%	5/15/44	1,384	1,241
	Home Depot Inc.	5.875%	12/16/36	16,396	18,046
	Home Depot Inc.	3.300%	4/15/40	6,905	5,650
	Home Depot Inc.	5.400%	9/15/40	3,641	3,784
	Home Depot Inc.	5.950%	4/1/41	5,961	6,570
	Home Depot Inc.	4.200%	4/1/43	8,826	7,825
	Home Depot Inc.	4.875%	2/15/44	6,008	5,804
	Home Depot Inc.	4.400%	3/15/45	5,028	4,563
	Home Depot Inc.	4.250%	4/1/46	8,790	7,778
	Home Depot Inc.	3.900%	6/15/47	6,268	5,222
	Home Depot Inc.	4.500%	12/6/48	7,500	6,828
	Home Depot Inc.	3.125%	12/15/49	4,550	3,261
	Home Depot Inc.	3.350%	4/15/50	12,044	9,013
	Home Depot Inc.	2.375%	3/15/51	6,105	3,712
	Home Depot Inc.	2.750%	9/15/51	3,803	2,495
	Home Depot Inc.	3.625%	4/15/52	8,699	6,773
	Home Depot Inc.	4.950%	9/15/52	10,224	9,880
	Home Depot Inc.	5.300%	6/25/54	13,540	13,816
	Home Depot Inc.	3.500%	9/15/56	1,201	900
	Home Depot Inc.	5.400%	6/25/64	5,339	5,488
[2]	Howard University	5.209%	10/1/52	1,806	1,705
	JD.com Inc.	4.125%	1/14/50	1,642	1,333
[2]	Johns Hopkins University	4.083%	7/1/53	2,125	1,886
[2]	Johns Hopkins University	2.813%	1/1/60	2,732	1,842
	Lear Corp.	5.250%	5/15/49	3,441	3,159
	Lear Corp.	3.550%	1/15/52	2,175	1,485
	Leggett & Platt Inc.	3.500%	11/15/51	2,948	1,967
	Leland Stanford Junior University	3.647%	5/1/48	4,450	3,774
	Leland Stanford Junior University	2.413%	6/1/50	3,746	2,449
	Lowe's Cos. Inc.	5.500%	10/15/35	3,182	3,338
	Lowe's Cos. Inc.	5.000%	4/15/40	4,242	4,102
	Lowe's Cos. Inc.	2.800%	9/15/41	7,854	5,604
	Lowe's Cos. Inc.	4.650%	4/15/42	3,342	3,046
	Lowe's Cos. Inc.	4.250%	9/15/44	292	244
	Lowe's Cos. Inc.	4.375%	9/15/45	3,478	2,982
	Lowe's Cos. Inc.	3.700%	4/15/46	7,140	5,487
	Lowe's Cos. Inc.	4.050%	5/3/47	5,291	4,281
	Lowe's Cos. Inc.	4.550%	4/5/49	1,746	1,509
	Lowe's Cos. Inc.	5.125%	4/15/50	1,465	1,380
	Lowe's Cos. Inc.	3.000%	10/15/50	8,592	5,674
	Lowe's Cos. Inc.	3.500%	4/1/51	2,303	1,657
	Lowe's Cos. Inc.	4.250%	4/1/52	7,478	6,124
	Lowe's Cos. Inc.	5.625%	4/15/53	5,678	5,733
	Lowe's Cos. Inc.	5.750%	7/1/53	4,155	4,280
	Lowe's Cos. Inc.	4.450%	4/1/62	5,945	4,855
	Lowe's Cos. Inc.	5.800%	9/15/62	8,866	9,027
	Lowe's Cos. Inc.	5.850%	4/1/63	5,294	5,420
	Marriott International Inc.	5.350%	3/15/35	4,500	4,553
	Masco Corp.	4.500%	5/15/47	2,394	2,071
	Masco Corp.	3.125%	2/15/51	2,196	1,495
[2]	Massachusetts Institute of Technology	3.959%	7/1/38	2,049	1,947

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Massachusetts Institute of Technology	2.989%	7/1/50	3,851	2,857
[2]	Massachusetts Institute of Technology	2.294%	7/1/51	2,105	1,327
	Massachusetts Institute of Technology	3.067%	4/1/52	2,904	2,153
	Massachusetts Institute of Technology	5.600%	7/1/11	4,336	4,819
	Massachusetts Institute of Technology	4.678%	7/1/14	3,868	3,622
	Massachusetts Institute of Technology	3.885%	7/1/16	2,092	1,626
	Mattel Inc.	5.450%	11/1/41	1,375	1,287
[2]	McDonald's Corp.	4.700%	12/9/35	3,213	3,192
[2]	McDonald's Corp.	6.300%	10/15/37	4,573	5,127
[2]	McDonald's Corp.	6.300%	3/1/38	3,901	4,364
[2]	McDonald's Corp.	5.700%	2/1/39	1,120	1,193
[2]	McDonald's Corp.	4.875%	7/15/40	2,858	2,753
[2]	McDonald's Corp.	3.700%	2/15/42	2,980	2,433
[2]	McDonald's Corp.	3.625%	5/1/43	3,886	3,107
[2]	McDonald's Corp.	4.600%	5/26/45	3,419	3,102
[2]	McDonald's Corp.	4.875%	12/9/45	10,537	9,933
[2]	McDonald's Corp.	4.450%	3/1/47	6,368	5,621
[2]	McDonald's Corp.	4.450%	9/1/48	5,005	4,405
[2]	McDonald's Corp.	3.625%	9/1/49	10,346	7,895
[2]	McDonald's Corp.	4.200%	4/1/50	4,364	3,656
[2]	McDonald's Corp.	5.150%	9/9/52	3,789	3,685
	McDonald's Corp.	5.450%	8/14/53	4,370	4,425
	MDC Holdings Inc.	6.000%	1/15/43	3,108	3,267
	MDC Holdings Inc.	3.966%	8/6/61	1,660	1,416
	NIKE Inc.	3.250%	3/27/40	5,948	4,855
	NIKE Inc.	3.625%	5/1/43	3,801	3,172
	NIKE Inc.	3.875%	11/1/45	4,889	4,141
	NIKE Inc.	3.375%	11/1/46	2,425	1,887
	NIKE Inc.	3.375%	3/27/50	8,345	6,365
[2]	Northeastern University	2.894%	10/1/50	1,530	1,089
[2]	Northwestern University	4.643%	12/1/44	3,269	3,200
[2]	Northwestern University	2.640%	12/1/50	1,740	1,178
[2]	Northwestern University	3.662%	12/1/57	2,152	1,772
	Owens Corning	7.000%	12/1/36	2,477	2,864
	Owens Corning	4.300%	7/15/47	3,984	3,308
	Owens Corning	4.400%	1/30/48	2,308	1,939
	Owens Corning	5.950%	6/15/54	4,125	4,271
[2]	President & Fellows of Harvard College	4.609%	2/15/35	6,292	6,406
	President & Fellows of Harvard College	4.875%	10/15/40	1,641	1,659
	President & Fellows of Harvard College	3.150%	7/15/46	2,504	1,943
	President & Fellows of Harvard College	2.517%	10/15/50	3,710	2,482
	President & Fellows of Harvard College	3.745%	11/15/52	3,259	2,755
	President & Fellows of Harvard College	3.300%	7/15/56	2,751	2,105
	PulteGroup Inc.	6.000%	2/15/35	1,720	1,838
[2]	Rockefeller Foundation	2.492%	10/1/50	6,121	4,009
	Snap-on Inc.	4.100%	3/1/48	2,108	1,798
	Snap-on Inc.	3.100%	5/1/50	3,266	2,309
	Stanley Black & Decker Inc.	5.200%	9/1/40	1,206	1,185
	Stanley Black & Decker Inc.	4.850%	11/15/48	2,872	2,582
	Stanley Black & Decker Inc.	2.750%	11/15/50	4,809	2,915
	Starbucks Corp.	4.300%	6/15/45	2,138	1,843
	Starbucks Corp.	3.750%	12/1/47	2,984	2,315
	Starbucks Corp.	4.500%	11/15/48	5,654	4,950
	Starbucks Corp.	4.450%	8/15/49	5,035	4,363
	Starbucks Corp.	3.350%	3/12/50	2,479	1,780
	Starbucks Corp.	3.500%	11/15/50	8,145	6,031
	Thomas Jefferson University	3.847%	11/1/57	3,124	2,413
	TJX Cos. Inc.	4.500%	4/15/50	2,847	2,637
[2]	Trustees of Boston College	3.129%	7/1/52	1,692	1,233
[2]	Trustees of Boston University	4.061%	10/1/48	2,003	1,747
	Trustees of Princeton University	5.700%	3/1/39	2,763	3,117
[2]	Trustees of Princeton University	2.516%	7/1/50	3,808	2,615
	Trustees of Princeton University	4.201%	3/1/52	1,409	1,299
[2]	Trustees of the University of Pennsylvania	2.396%	10/1/50	2,163	1,368
	Trustees of the University of Pennsylvania	4.674%	9/1/12	2,278	2,110
	Trustees of the University of Pennsylvania	3.610%	2/15/19	1,992	1,446
[2]	University of Chicago	2.761%	4/1/45	2,080	1,665
[2]	University of Chicago	2.547%	4/1/50	2,063	1,439
	University of Chicago	3.000%	10/1/52	1,455	1,074
[2]	University of Chicago	4.003%	10/1/53	2,667	2,297

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	University of Miami	4.063%	4/1/52	2,885	2,472
[2]	University of Notre Dame du Lac	3.438%	2/15/45	2,698	2,212
[2]	University of Notre Dame du Lac	3.394%	2/15/48	2,893	2,351
[2]	University of Southern California	3.028%	10/1/39	4,884	4,078
[2]	University of Southern California	3.841%	10/1/47	2,205	1,884
	University of Southern California	2.805%	10/1/50	1,961	1,371
[2]	University of Southern California	2.945%	10/1/51	3,138	2,249
	University of Southern California	4.976%	10/1/53	2,663	2,717
	University of Southern California	5.250%	10/1/11	2,029	2,122
[2]	University of Southern California	3.226%	10/1/20	1,647	1,063
[2]	Washington University	3.524%	4/15/54	3,060	2,462
	Washington University	4.349%	4/15/22	2,600	2,220
	Whirlpool Corp.	4.500%	6/1/46	2,402	1,977
	Whirlpool Corp.	4.600%	5/15/50	3,476	2,838
[2]	William Marsh Rice University	3.574%	5/15/45	2,330	1,973
[2]	William Marsh Rice University	3.774%	5/15/55	2,358	1,965
[2]	Yale University	2.402%	4/15/50	3,795	2,491
					800,041
Consumer Staples (7.3%)
	Altria Group Inc.	5.800%	2/14/39	16,101	16,598
	Altria Group Inc.	3.400%	2/4/41	7,563	5,750
	Altria Group Inc.	4.250%	8/9/42	5,438	4,576
	Altria Group Inc.	4.500%	5/2/43	3,356	2,900
	Altria Group Inc.	5.375%	1/31/44	12,040	11,945
	Altria Group Inc.	3.875%	9/16/46	8,781	6,726
	Altria Group Inc.	5.950%	2/14/49	12,841	13,218
	Altria Group Inc.	4.450%	5/6/50	3,224	2,643
	Altria Group Inc.	3.700%	2/4/51	5,821	4,205
	Altria Group Inc.	6.200%	2/14/59	35	37
	Altria Group Inc.	4.000%	2/4/61	6,024	4,497
[2]	Anheuser-Busch Cos. LLC	4.700%	2/1/36	33,517	33,136
[2]	Anheuser-Busch Cos. LLC	4.900%	2/1/46	49,396	47,441
	Anheuser-Busch InBev Finance Inc.	4.700%	2/1/36	6,364	6,291
	Anheuser-Busch InBev Finance Inc.	4.625%	2/1/44	6,138	5,739
	Anheuser-Busch InBev Finance Inc.	4.900%	2/1/46	8,967	8,586
	Anheuser-Busch InBev Worldwide Inc.	5.875%	6/15/35	2,545	2,781
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	12,639	11,968
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	10,035	13,269
	Anheuser-Busch InBev Worldwide Inc.	5.450%	1/23/39	14,615	15,364
	Anheuser-Busch InBev Worldwide Inc.	8.000%	11/15/39	1,406	1,836
	Anheuser-Busch InBev Worldwide Inc.	4.350%	6/1/40	9,313	8,597
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	10,834	10,636
	Anheuser-Busch InBev Worldwide Inc.	4.600%	4/15/48	6,975	6,472
	Anheuser-Busch InBev Worldwide Inc.	4.439%	10/6/48	14,922	13,355
	Anheuser-Busch InBev Worldwide Inc.	5.550%	1/23/49	27,486	28,766
	Anheuser-Busch InBev Worldwide Inc.	4.750%	4/15/58	6,193	5,795
	Anheuser-Busch InBev Worldwide Inc.	5.800%	1/23/59	12,915	14,174
	Archer-Daniels-Midland Co.	5.375%	9/15/35	558	583
	Archer-Daniels-Midland Co.	3.750%	9/15/47	2,032	1,606
	Archer-Daniels-Midland Co.	4.500%	3/15/49	2,618	2,331
	Archer-Daniels-Midland Co.	2.700%	9/15/51	3,372	2,200
	BAT Capital Corp.	4.390%	8/15/37	11,848	10,554
	BAT Capital Corp.	7.079%	8/2/43	9,198	10,258
	BAT Capital Corp.	4.540%	8/15/47	7,124	5,817
	BAT Capital Corp.	4.758%	9/6/49	5,725	4,791
	BAT Capital Corp.	5.282%	4/2/50	3,148	2,868
	BAT Capital Corp.	5.650%	3/16/52	3,391	3,202
	BAT Capital Corp.	7.081%	8/2/53	7,793	8,859
	Brown-Forman Corp.	4.000%	4/15/38	2,024	1,833
	Brown-Forman Corp.	4.500%	7/15/45	3,165	2,917
	Campbell Soup Co.	4.800%	3/15/48	3,421	3,112
	Campbell Soup Co.	3.125%	4/24/50	4,006	2,735
	Church & Dwight Co. Inc.	3.950%	8/1/47	2,465	2,026
	Church & Dwight Co. Inc.	5.000%	6/15/52	3,096	2,997
	Coca-Cola Co.	2.500%	6/1/40	4,410	3,252
	Coca-Cola Co.	2.875%	5/5/41	4,441	3,420
	Coca-Cola Co.	4.200%	3/25/50	2,969	2,642
	Coca-Cola Co.	2.600%	6/1/50	9,714	6,353
	Coca-Cola Co.	3.000%	3/5/51	10,827	7,746

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Coca-Cola Co.	2.500%	3/15/51	9,142	5,838
	Coca-Cola Co.	5.300%	5/13/54	5,272	5,461
	Coca-Cola Co.	5.200%	1/14/55	4,916	5,014
	Coca-Cola Co.	2.750%	6/1/60	4,655	2,957
	Coca-Cola Co.	5.400%	5/13/64	8,595	8,882
	Coca-Cola Femsa SAB de CV	5.250%	11/26/43	5,124	5,276
[2]	Colgate-Palmolive Co.	4.000%	8/15/45	3,135	2,773
[2]	Colgate-Palmolive Co.	3.700%	8/1/47	1,221	1,023
	Conagra Brands Inc.	5.300%	11/1/38	5,778	5,686
	Conagra Brands Inc.	5.400%	11/1/48	6,780	6,539
	Constellation Brands Inc.	4.500%	5/9/47	1,570	1,372
	Constellation Brands Inc.	4.100%	2/15/48	5,413	4,469
	Constellation Brands Inc.	5.250%	11/15/48	2,565	2,490
	Constellation Brands Inc.	3.750%	5/1/50	3,456	2,667
	Diageo Capital plc	5.875%	9/30/36	3,305	3,604
	Diageo Capital plc	3.875%	4/29/43	3,394	2,893
	Diageo Investment Corp.	7.450%	4/15/35	1,584	1,913
	Diageo Investment Corp.	4.250%	5/11/42	1,237	1,105
	Dollar General Corp.	4.125%	4/3/50	3,597	2,760
	Dollar Tree Inc.	3.375%	12/1/51	2,570	1,722
	Estee Lauder Cos. Inc.	6.000%	5/15/37	2,292	2,523
	Estee Lauder Cos. Inc.	4.375%	6/15/45	2,928	2,583
	Estee Lauder Cos. Inc.	4.150%	3/15/47	3,110	2,619
	Estee Lauder Cos. Inc.	3.125%	12/1/49	4,191	2,957
	Estee Lauder Cos. Inc.	5.150%	5/15/53	1,583	1,589
	General Mills Inc.	5.400%	6/15/40	2,807	2,834
	General Mills Inc.	4.150%	2/15/43	100	87
	General Mills Inc.	4.700%	4/17/48	2,790	2,550
	General Mills Inc.	3.000%	2/1/51	2,521	1,690
	Haleon US Capital LLC	4.000%	3/24/52	6,634	5,541
	Hershey Co.	3.375%	8/15/46	1,957	1,508
	Hershey Co.	3.125%	11/15/49	7,395	5,328
	Hershey Co.	2.650%	6/1/50	1,530	993
	Hormel Foods Corp.	3.050%	6/3/51	3,982	2,793
	Ingredion Inc.	3.900%	6/1/50	2,296	1,791
	J M Smucker Co.	4.250%	3/15/35	3,120	2,931
	J M Smucker Co.	2.750%	9/15/41	610	422
	J M Smucker Co.	6.500%	11/15/43	8,701	9,542
	J M Smucker Co.	3.550%	3/15/50	770	559
	J M Smucker Co.	6.500%	11/15/53	5,626	6,291
	JBS USA Holding Lux Sarl	4.375%	2/2/52	6,095	4,766
	JBS USA Holding Lux Sarl	6.500%	12/1/52	12,710	13,366
[3]	JBS USA Holding Lux Sarl	7.250%	11/15/53	5,354	6,114
	Kellanova	4.500%	4/1/46	3,596	3,191
	Kellanova	5.750%	5/16/54	1,910	2,029
	Kenvue Inc.	5.100%	3/22/43	8,147	8,218
	Kenvue Inc.	5.050%	3/22/53	9,264	9,231
	Kenvue Inc.	5.200%	3/22/63	4,499	4,496
	Keurig Dr Pepper Inc.	4.500%	11/15/45	3,720	3,310
	Keurig Dr Pepper Inc.	4.420%	12/15/46	1,048	921
	Keurig Dr Pepper Inc.	3.800%	5/1/50	7,739	6,084
	Keurig Dr Pepper Inc.	3.350%	3/15/51	1,973	1,421
	Keurig Dr Pepper Inc.	4.500%	4/15/52	7,693	6,778
	Kimberly-Clark Corp.	6.625%	8/1/37	4,148	4,881
	Kimberly-Clark Corp.	5.300%	3/1/41	1,419	1,463
	Kimberly-Clark Corp.	3.200%	7/30/46	3,366	2,516
	Kimberly-Clark Corp.	3.900%	5/4/47	1,902	1,583
	Kimberly-Clark Corp.	2.875%	2/7/50	2,154	1,517
	Koninklijke Ahold Delhaize NV	5.700%	10/1/40	2,641	2,719
	Kraft Heinz Foods Co.	5.000%	7/15/35	3,934	3,984
	Kraft Heinz Foods Co.	6.875%	1/26/39	4,086	4,725
	Kraft Heinz Foods Co.	6.500%	2/9/40	4,028	4,474
	Kraft Heinz Foods Co.	5.000%	6/4/42	8,619	8,125
	Kraft Heinz Foods Co.	5.200%	7/15/45	8,987	8,603
	Kraft Heinz Foods Co.	4.375%	6/1/46	13,427	11,470
	Kraft Heinz Foods Co.	4.875%	10/1/49	8,453	7,711
	Kraft Heinz Foods Co.	5.500%	6/1/50	2,961	2,956
	Kroger Co.	6.900%	4/15/38	1,528	1,761
	Kroger Co.	5.400%	7/15/40	1,800	1,789
	Kroger Co.	5.000%	4/15/42	2,965	2,806

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kroger Co.	5.150%	8/1/43	1,845	1,762
	Kroger Co.	3.875%	10/15/46	857	674
	Kroger Co.	4.450%	2/1/47	9,484	8,139
	Kroger Co.	4.650%	1/15/48	3,504	3,105
	Kroger Co.	5.400%	1/15/49	3,554	3,484
	Kroger Co.	3.950%	1/15/50	3,913	3,088
	Kroger Co.	5.500%	9/15/54	8,095	7,923
	Kroger Co.	5.650%	9/15/64	6,648	6,505
	McCormick & Co. Inc.	4.200%	8/15/47	875	774
	Mead Johnson Nutrition Co.	5.900%	11/1/39	1,050	1,121
	Mead Johnson Nutrition Co.	4.600%	6/1/44	5,842	5,256
	Molson Coors Beverage Co.	5.000%	5/1/42	8,146	7,750
	Molson Coors Beverage Co.	4.200%	7/15/46	10,075	8,454
	Mondelez International Inc.	2.625%	9/4/50	9,827	6,228
	PepsiCo Inc.	3.500%	3/19/40	1,923	1,615
	PepsiCo Inc.	4.875%	11/1/40	1,959	1,950
	PepsiCo Inc.	2.625%	10/21/41	4,655	3,410
	PepsiCo Inc.	4.000%	3/5/42	2,968	2,624
	PepsiCo Inc.	3.600%	8/13/42	1,741	1,441
	PepsiCo Inc.	4.250%	10/22/44	908	812
	PepsiCo Inc.	4.450%	4/14/46	5,830	5,358
	PepsiCo Inc.	3.450%	10/6/46	4,158	3,280
	PepsiCo Inc.	4.000%	5/2/47	3,205	2,740
	PepsiCo Inc.	3.375%	7/29/49	2,760	2,103
	PepsiCo Inc.	2.875%	10/15/49	6,159	4,324
	PepsiCo Inc.	3.625%	3/19/50	5,224	4,183
	PepsiCo Inc.	2.750%	10/21/51	6,048	4,056
	PepsiCo Inc.	4.200%	7/18/52	4,723	4,150
	PepsiCo Inc.	4.650%	2/15/53	2,804	2,646
	PepsiCo Inc.	5.250%	7/17/54	4,683	4,855
	PepsiCo Inc.	3.875%	3/19/60	901	735
	Philip Morris International Inc.	6.375%	5/16/38	8,979	10,094
	Philip Morris International Inc.	4.375%	11/15/41	4,345	3,853
	Philip Morris International Inc.	4.500%	3/20/42	3,357	3,027
	Philip Morris International Inc.	3.875%	8/21/42	5,772	4,774
	Philip Morris International Inc.	4.125%	3/4/43	4,157	3,531
	Philip Morris International Inc.	4.875%	11/15/43	3,350	3,143
	Philip Morris International Inc.	4.250%	11/10/44	8,163	7,007
	Procter & Gamble Co.	5.550%	3/5/37	3,485	3,838
	Procter & Gamble Co.	3.550%	3/25/40	3,508	3,059
	Procter & Gamble Co.	3.500%	10/25/47	1,213	1,001
	Procter & Gamble Co.	3.600%	3/25/50	3,236	2,691
	Reynolds American Inc.	7.250%	6/15/37	2,759	3,125
	Reynolds American Inc.	6.150%	9/15/43	7,603	7,722
	Reynolds American Inc.	5.850%	8/15/45	15,289	14,988
	Sysco Corp.	5.375%	9/21/35	4,596	4,754
	Sysco Corp.	6.600%	4/1/40	1,288	1,439
	Sysco Corp.	4.500%	4/1/46	3,365	2,935
	Sysco Corp.	4.450%	3/15/48	1,715	1,478
	Sysco Corp.	3.300%	2/15/50	3,136	2,255
	Sysco Corp.	6.600%	4/1/50	8,809	10,137
	Sysco Corp.	3.150%	12/14/51	7,216	4,912
	Target Corp.	6.500%	10/15/37	1,174	1,353
	Target Corp.	7.000%	1/15/38	3,342	4,048
	Target Corp.	4.000%	7/1/42	6,390	5,645
	Target Corp.	3.625%	4/15/46	3,554	2,865
	Target Corp.	3.900%	11/15/47	3,279	2,728
	Target Corp.	2.950%	1/15/52	7,340	5,034
	Target Corp.	4.800%	1/15/53	4,468	4,282
	Tyson Foods Inc.	5.150%	8/15/44	1,561	1,461
	Tyson Foods Inc.	4.550%	6/2/47	4,642	3,966
	Tyson Foods Inc.	5.100%	9/28/48	9,635	8,918
[2]	Unilever Capital Corp.	2.625%	8/12/51	3,602	2,405
	Walmart Inc.	5.250%	9/1/35	7,238	7,744
	Walmart Inc.	6.500%	8/15/37	6,811	8,054
	Walmart Inc.	6.200%	4/15/38	4,347	5,020
	Walmart Inc.	3.950%	6/28/38	2,889	2,725
	Walmart Inc.	5.625%	4/1/40	3,028	3,321
	Walmart Inc.	5.000%	10/25/40	2,203	2,245
	Walmart Inc.	5.625%	4/15/41	3,484	3,803

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Walmart Inc.	2.500%	9/22/41	7,387	5,394
	Walmart Inc.	4.000%	4/11/43	2,561	2,288
	Walmart Inc.	3.625%	12/15/47	3,927	3,225
	Walmart Inc.	4.050%	6/29/48	11,396	10,017
	Walmart Inc.	2.950%	9/24/49	3,547	2,569
	Walmart Inc.	2.650%	9/22/51	9,695	6,477
	Walmart Inc.	4.500%	9/9/52	4,296	4,050
	Walmart Inc.	4.500%	4/15/53	6,985	6,565
					1,004,496
Energy (9.3%)
[3]	6297782 LLC	5.584%	10/1/34	7,325	7,292
[3]	6297782 LLC	6.176%	10/1/54	4,100	4,095
	Apache Corp.	6.000%	1/15/37	2,165	2,224
	Apache Corp.	5.100%	9/1/40	8,287	7,324
	Apache Corp.	5.250%	2/1/42	2,494	2,199
	Apache Corp.	4.750%	4/15/43	2,403	1,962
	Apache Corp.	5.350%	7/1/49	2,047	1,749
	Baker Hughes Holdings LLC	5.125%	9/15/40	6,754	6,641
	Baker Hughes Holdings LLC	4.080%	12/15/47	6,955	5,788
	BP Capital Markets America Inc.	5.227%	11/17/34	4,663	4,803
	BP Capital Markets America Inc.	3.060%	6/17/41	10,031	7,647
	BP Capital Markets America Inc.	3.000%	2/24/50	12,895	8,822
	BP Capital Markets America Inc.	2.772%	11/10/50	9,346	6,070
	BP Capital Markets America Inc.	2.939%	6/4/51	12,898	8,651
	BP Capital Markets America Inc.	3.001%	3/17/52	7,769	5,257
	BP Capital Markets America Inc.	3.379%	2/8/61	10,763	7,454
	Burlington Resources LLC	5.950%	10/15/36	1,060	1,151
	Canadian Natural Resources Ltd.	5.850%	2/1/35	1,627	1,688
	Canadian Natural Resources Ltd.	6.500%	2/15/37	2,404	2,594
	Canadian Natural Resources Ltd.	6.250%	3/15/38	5,929	6,319
	Canadian Natural Resources Ltd.	6.750%	2/1/39	1,638	1,814
[2]	Canadian Natural Resources Ltd.	4.950%	6/1/47	6,195	5,542
	Cenovus Energy Inc.	5.250%	6/15/37	1,023	1,006
	Cenovus Energy Inc.	6.750%	11/15/39	3,689	4,125
	Cenovus Energy Inc.	5.400%	6/15/47	3,351	3,210
	Cenovus Energy Inc.	3.750%	2/15/52	5,164	3,764
	Cheniere Corpus Christi Holdings LLC	2.742%	12/31/39	4,368	3,563
	Chevron Corp.	3.078%	5/11/50	5,400	3,895
	Chevron USA Inc.	5.250%	11/15/43	2,502	2,592
	Chevron USA Inc.	2.343%	8/12/50	7,439	4,562
	Columbia Pipeline Group Inc.	5.800%	6/1/45	2,678	2,716
	ConocoPhillips	5.900%	5/15/38	1,469	1,588
	ConocoPhillips	6.500%	2/1/39	7,661	8,784
	ConocoPhillips	4.875%	10/1/47	1,421	1,366
	ConocoPhillips Co.	3.758%	3/15/42	5,389	4,472
	ConocoPhillips Co.	4.300%	11/15/44	7,489	6,580
	ConocoPhillips Co.	3.800%	3/15/52	6,366	5,036
	ConocoPhillips Co.	5.300%	5/15/53	7,987	7,938
	ConocoPhillips Co.	5.550%	3/15/54	5,877	6,046
	ConocoPhillips Co.	4.025%	3/15/62	10,434	8,282
	ConocoPhillips Co.	5.700%	9/15/63	3,751	3,911
	Continental Resources Inc.	4.900%	6/1/44	4,022	3,416
	DCP Midstream Operating LP	5.600%	4/1/44	3,699	3,644
	Devon Energy Corp.	5.200%	9/15/34	7,370	7,290
	Devon Energy Corp.	5.600%	7/15/41	6,227	6,077
	Devon Energy Corp.	4.750%	5/15/42	3,976	3,485
	Devon Energy Corp.	5.000%	6/15/45	2,700	2,409
	Devon Energy Corp.	5.750%	9/15/54	5,895	5,724
	Diamondback Energy Inc.	4.400%	3/24/51	3,557	2,947
	Diamondback Energy Inc.	4.250%	3/15/52	6,349	5,094
	Diamondback Energy Inc.	6.250%	3/15/53	3,390	3,612
	Diamondback Energy Inc.	5.750%	4/18/54	10,438	10,440
	Diamondback Energy Inc.	5.900%	4/18/64	5,895	5,943
[2]	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	1,138	1,033
[2]	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	2,600	2,290
[2]	Enbridge Energy Partners LP	7.500%	4/15/38	2,224	2,661
	Enbridge Energy Partners LP	5.500%	9/15/40	2,994	2,969
	Enbridge Energy Partners LP	7.375%	10/15/45	2,692	3,196
	Enbridge Inc.	4.500%	6/10/44	2,948	2,547

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Enbridge Inc.	5.500%	12/1/46	2,359	2,361
	Enbridge Inc.	4.000%	11/15/49	2,946	2,337
	Enbridge Inc.	3.400%	8/1/51	6,856	4,868
	Enbridge Inc.	6.700%	11/15/53	8,096	9,197
	Enbridge Inc.	5.950%	4/5/54	6,084	6,309
	Energy Transfer LP	5.600%	9/1/34	5,836	5,996
	Energy Transfer LP	4.900%	3/15/35	2,811	2,741
	Energy Transfer LP	6.625%	10/15/36	2,900	3,160
[2]	Energy Transfer LP	5.800%	6/15/38	2,909	2,982
	Energy Transfer LP	7.500%	7/1/38	1,756	2,066
	Energy Transfer LP	6.050%	6/1/41	4,346	4,437
	Energy Transfer LP	6.500%	2/1/42	6,049	6,493
	Energy Transfer LP	6.100%	2/15/42	1,006	1,023
	Energy Transfer LP	4.950%	1/15/43	2,081	1,856
	Energy Transfer LP	5.150%	2/1/43	2,016	1,854
	Energy Transfer LP	5.950%	10/1/43	1,919	1,928
	Energy Transfer LP	5.300%	4/1/44	4,616	4,309
	Energy Transfer LP	5.000%	5/15/44	2,569	2,307
	Energy Transfer LP	5.150%	3/15/45	7,236	6,628
	Energy Transfer LP	5.350%	5/15/45	4,750	4,421
	Energy Transfer LP	6.125%	12/15/45	6,207	6,375
	Energy Transfer LP	5.300%	4/15/47	5,842	5,415
	Energy Transfer LP	5.400%	10/1/47	8,482	7,938
	Energy Transfer LP	6.000%	6/15/48	6,483	6,542
	Energy Transfer LP	6.250%	4/15/49	10,270	10,682
	Energy Transfer LP	5.000%	5/15/50	12,711	11,290
	Energy Transfer LP	5.950%	5/15/54	11,710	11,800
	Energy Transfer LP	6.050%	9/1/54	8,299	8,472
	EnLink Midstream LLC	5.650%	9/1/34	2,950	2,998
	EnLink Midstream Partners LP	5.600%	4/1/44	1,317	1,231
	EnLink Midstream Partners LP	5.050%	4/1/45	1,930	1,692
	EnLink Midstream Partners LP	5.450%	6/1/47	3,510	3,223
[2]	Enterprise Products Operating LLC	6.650%	10/15/34	247	277
	Enterprise Products Operating LLC	4.950%	2/15/35	4,500	4,516
	Enterprise Products Operating LLC	7.550%	4/15/38	1,713	2,100
	Enterprise Products Operating LLC	6.125%	10/15/39	2,561	2,792
	Enterprise Products Operating LLC	6.450%	9/1/40	2,857	3,191
	Enterprise Products Operating LLC	5.950%	2/1/41	5,126	5,473
	Enterprise Products Operating LLC	5.700%	2/15/42	4,924	5,086
	Enterprise Products Operating LLC	4.850%	8/15/42	5,135	4,832
	Enterprise Products Operating LLC	4.450%	2/15/43	6,382	5,689
	Enterprise Products Operating LLC	4.850%	3/15/44	10,143	9,477
	Enterprise Products Operating LLC	5.100%	2/15/45	5,498	5,318
	Enterprise Products Operating LLC	4.250%	2/15/48	10,690	9,078
	Enterprise Products Operating LLC	4.800%	2/1/49	7,796	7,150
	Enterprise Products Operating LLC	4.200%	1/31/50	8,139	6,828
	Enterprise Products Operating LLC	3.700%	1/31/51	6,245	4,786
	Enterprise Products Operating LLC	3.200%	2/15/52	7,211	4,996
	Enterprise Products Operating LLC	3.300%	2/15/53	8,916	6,240
	Enterprise Products Operating LLC	4.950%	10/15/54	2,565	2,387
	Enterprise Products Operating LLC	5.550%	2/16/55	7,650	7,775
	Enterprise Products Operating LLC	3.950%	1/31/60	5,372	4,142
	EOG Resources Inc.	3.900%	4/1/35	2,244	2,070
	EOG Resources Inc.	4.950%	4/15/50	4,788	4,540
	Exxon Mobil Corp.	2.995%	8/16/39	2,670	2,150
	Exxon Mobil Corp.	4.227%	3/19/40	12,472	11,459
	Exxon Mobil Corp.	3.567%	3/6/45	4,623	3,735
	Exxon Mobil Corp.	4.114%	3/1/46	14,738	12,817
	Exxon Mobil Corp.	3.095%	8/16/49	8,617	6,194
	Exxon Mobil Corp.	4.327%	3/19/50	16,728	14,839
	Exxon Mobil Corp.	3.452%	4/15/51	16,857	12,790
	Halliburton Co.	4.850%	11/15/35	11,042	10,903
	Halliburton Co.	6.700%	9/15/38	6,150	7,016
	Halliburton Co.	7.450%	9/15/39	5,552	6,778
	Halliburton Co.	4.750%	8/1/43	7,529	6,876
	Halliburton Co.	5.000%	11/15/45	11,162	10,466
	Hess Corp.	6.000%	1/15/40	4,424	4,695
	Hess Corp.	5.600%	2/15/41	7,529	7,695
	Hess Corp.	5.800%	4/1/47	2,437	2,528
	Kinder Morgan Energy Partners LP	5.800%	3/15/35	3,307	3,440

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Kinder Morgan Energy Partners LP	6.500%	2/1/37	961	1,041
[2]	Kinder Morgan Energy Partners LP	6.950%	1/15/38	8,208	9,227
	Kinder Morgan Energy Partners LP	6.500%	9/1/39	2,596	2,802
	Kinder Morgan Energy Partners LP	6.550%	9/15/40	2,510	2,690
	Kinder Morgan Energy Partners LP	7.500%	11/15/40	1,483	1,739
	Kinder Morgan Energy Partners LP	5.625%	9/1/41	2,791	2,744
	Kinder Morgan Energy Partners LP	5.000%	8/15/42	4,962	4,498
	Kinder Morgan Energy Partners LP	4.700%	11/1/42	4,282	3,723
	Kinder Morgan Energy Partners LP	5.000%	3/1/43	4,719	4,259
	Kinder Morgan Energy Partners LP	5.500%	3/1/44	5,033	4,861
	Kinder Morgan Energy Partners LP	5.400%	9/1/44	2,198	2,091
	Kinder Morgan Inc.	5.300%	12/1/34	5,121	5,155
	Kinder Morgan Inc.	5.550%	6/1/45	10,353	10,055
	Kinder Morgan Inc.	5.050%	2/15/46	4,994	4,544
	Kinder Morgan Inc.	5.200%	3/1/48	2,768	2,554
	Kinder Morgan Inc.	3.250%	8/1/50	1,871	1,254
	Kinder Morgan Inc.	3.600%	2/15/51	6,521	4,656
	Kinder Morgan Inc.	5.450%	8/1/52	5,944	5,660
	Kinder Morgan Inc.	5.950%	8/1/54	4,370	4,450
	Marathon Oil Corp.	6.600%	10/1/37	4,420	4,950
	Marathon Oil Corp.	5.200%	6/1/45	3,441	3,292
	Marathon Petroleum Corp.	6.500%	3/1/41	8,537	9,204
	Marathon Petroleum Corp.	4.750%	9/15/44	4,715	4,144
	Marathon Petroleum Corp.	4.500%	4/1/48	3,347	2,805
	Marathon Petroleum Corp.	5.000%	9/15/54	1,090	953
	MPLX LP	4.500%	4/15/38	9,791	8,934
	MPLX LP	5.200%	3/1/47	5,761	5,371
	MPLX LP	5.200%	12/1/47	1,592	1,467
	MPLX LP	4.700%	4/15/48	9,126	7,851
	MPLX LP	5.500%	2/15/49	9,584	9,201
	MPLX LP	4.950%	3/14/52	8,625	7,632
	MPLX LP	5.650%	3/1/53	1,334	1,305
	MPLX LP	4.900%	4/15/58	2,949	2,554
	NOV Inc.	3.950%	12/1/42	6,483	5,114
	Occidental Petroleum Corp.	5.550%	10/1/34	6,385	6,470
	Occidental Petroleum Corp.	6.450%	9/15/36	11,504	12,472
	Occidental Petroleum Corp.	7.950%	6/15/39	1,071	1,288
	Occidental Petroleum Corp.	6.200%	3/15/40	2,502	2,598
	Occidental Petroleum Corp.	6.600%	3/15/46	6,800	7,342
	Occidental Petroleum Corp.	4.400%	4/15/46	2,659	2,177
	Occidental Petroleum Corp.	4.200%	3/15/48	2,635	2,053
	Occidental Petroleum Corp.	6.050%	10/1/54	6,427	6,532
	ONEOK Inc.	6.000%	6/15/35	1,821	1,915
	ONEOK Inc.	5.150%	10/15/43	2,610	2,459
	ONEOK Inc.	4.250%	9/15/46	2,247	1,824
	ONEOK Inc.	4.950%	7/13/47	3,567	3,179
	ONEOK Inc.	4.200%	10/3/47	2,441	1,943
	ONEOK Inc.	5.200%	7/15/48	9,574	8,796
	ONEOK Inc.	4.850%	2/1/49	2,593	2,269
	ONEOK Inc.	4.450%	9/1/49	2,756	2,245
	ONEOK Inc.	3.950%	3/1/50	4,692	3,558
	ONEOK Inc.	4.500%	3/15/50	3,138	2,574
	ONEOK Inc.	7.150%	1/15/51	1,023	1,163
	ONEOK Inc.	6.625%	9/1/53	9,373	10,331
	ONEOK Partners LP	6.650%	10/1/36	3,026	3,336
	ONEOK Partners LP	6.850%	10/15/37	2,267	2,521
	ONEOK Partners LP	6.125%	2/1/41	4,505	4,649
	ONEOK Partners LP	6.200%	9/15/43	3,749	3,896
	Ovintiv Inc.	6.625%	8/15/37	2,536	2,704
	Ovintiv Inc.	6.500%	2/1/38	1,917	2,031
	Ovintiv Inc.	7.100%	7/15/53	2,930	3,307
	Phillips 66	4.650%	11/15/34	9,411	9,108
	Phillips 66	5.875%	5/1/42	8,439	8,817
	Phillips 66	4.875%	11/15/44	9,653	8,891
	Phillips 66	3.300%	3/15/52	6,501	4,423
	Phillips 66 Co.	4.680%	2/15/45	1,894	1,684
	Phillips 66 Co.	4.900%	10/1/46	3,324	3,031
	Phillips 66 Co.	5.650%	6/15/54	2,255	2,255
	Plains All American Pipeline LP	5.700%	9/15/34	3,040	3,109
	Plains All American Pipeline LP	6.650%	1/15/37	3,170	3,444

Long-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Plains All American Pipeline LP	5.150%	6/1/42	2,939	2,720
Plains All American Pipeline LP	4.300%	1/31/43	2,055	1,690
Plains All American Pipeline LP	4.700%	6/15/44	3,876	3,341
Plains All American Pipeline LP	4.900%	2/15/45	4,180	3,686
Sabine Pass Liquefaction LLC	5.900%	9/15/37	1,450	1,533
Shell International Finance BV	4.125%	5/11/35	8,255	7,892
Shell International Finance BV	6.375%	12/15/38	11,703	13,358
Shell International Finance BV	5.500%	3/25/40	6,882	7,204
Shell International Finance BV	2.875%	11/26/41	5,853	4,360
Shell International Finance BV	3.625%	8/21/42	5,383	4,416
Shell International Finance BV	4.550%	8/12/43	7,412	6,912
Shell International Finance BV	4.375%	5/11/45	16,780	14,958
Shell International Finance BV	4.000%	5/10/46	14,231	11,938
Shell International Finance BV	3.750%	9/12/46	10,952	8,830
Shell International Finance BV	3.125%	11/7/49	7,113	5,048
Shell International Finance BV	3.250%	4/6/50	8,716	6,327
Shell International Finance BV	3.000%	11/26/51	4,501	3,087
Spectra Energy Partners LP	5.950%	9/25/43	1,954	1,996
Spectra Energy Partners LP	4.500%	3/15/45	4,611	3,937
Suncor Energy Inc.	5.950%	12/1/34	5,386	5,715
Suncor Energy Inc.	6.800%	5/15/38	5,603	6,265
Suncor Energy Inc.	6.500%	6/15/38	5,833	6,424
Suncor Energy Inc.	6.850%	6/1/39	4,860	5,433
Suncor Energy Inc.	4.000%	11/15/47	3,698	2,874
Suncor Energy Inc.	3.750%	3/4/51	3,592	2,650
Targa Resources Corp.	5.500%	2/15/35	5,860	5,949
Targa Resources Corp.	4.950%	4/15/52	4,846	4,290
Targa Resources Corp.	6.250%	7/1/52	2,949	3,094
Targa Resources Corp.	6.500%	2/15/53	5,012	5,488
TotalEnergies Capital International SA	2.986%	6/29/41	4,391	3,333
TotalEnergies Capital International SA	3.461%	7/12/49	5,458	4,130
TotalEnergies Capital International SA	3.127%	5/29/50	14,274	10,140
TotalEnergies Capital International SA	3.386%	6/29/60	5,160	3,671
TotalEnergies Capital SA	5.488%	4/5/54	10,035	10,356
TotalEnergies Capital SA	5.638%	4/5/64	7,747	8,050
TransCanada PipeLines Ltd.	5.850%	3/15/36	5,959	6,215
TransCanada PipeLines Ltd.	6.200%	10/15/37	8,112	8,684
TransCanada PipeLines Ltd.	4.750%	5/15/38	3,528	3,344
TransCanada PipeLines Ltd.	7.250%	8/15/38	3,627	4,267
TransCanada PipeLines Ltd.	7.625%	1/15/39	6,505	7,922
TransCanada PipeLines Ltd.	6.100%	6/1/40	3,492	3,702
TransCanada PipeLines Ltd.	5.000%	10/16/43	2,732	2,596
TransCanada PipeLines Ltd.	4.875%	5/15/48	6,254	5,750
TransCanada PipeLines Ltd.	5.100%	3/15/49	5,273	5,025
Transcontinental Gas Pipe Line Co. LLC	5.400%	8/15/41	2,143	2,132
Transcontinental Gas Pipe Line Co. LLC	4.450%	8/1/42	1,412	1,272
Transcontinental Gas Pipe Line Co. LLC	4.600%	3/15/48	3,536	3,076
Transcontinental Gas Pipe Line Co. LLC	3.950%	5/15/50	2,988	2,353
Valero Energy Corp.	6.625%	6/15/37	8,252	9,119
Valero Energy Corp.	4.900%	3/15/45	3,000	2,777
Valero Energy Corp.	3.650%	12/1/51	5,316	3,807
Valero Energy Corp.	4.000%	6/1/52	2,210	1,687
Western Midstream Operating LP	5.450%	4/1/44	2,828	2,621
Western Midstream Operating LP	5.300%	3/1/48	3,915	3,506
Western Midstream Operating LP	5.500%	8/15/48	1,241	1,131
Western Midstream Operating LP	5.250%	2/1/50	10,231	9,193
Williams Cos. Inc.	6.300%	4/15/40	5,685	6,089
Williams Cos. Inc.	5.800%	11/15/43	2,295	2,332
Williams Cos. Inc.	5.400%	3/4/44	3,529	3,432
Williams Cos. Inc.	5.750%	6/24/44	3,874	3,912
Williams Cos. Inc.	4.900%	1/15/45	3,847	3,475
Williams Cos. Inc.	5.100%	9/15/45	5,159	4,802
Williams Cos. Inc.	4.850%	3/1/48	3,494	3,142
Williams Cos. Inc.	3.500%	10/15/51	6,025	4,336
Williams Cos. Inc.	5.300%	8/15/52	5,427	5,200
Williams Cos. Inc.	5.800%	11/15/54	3,850	3,930
				1,288,452
Financials (13.4%)
AerCap Ireland Capital DAC	3.850%	10/29/41	9,274	7,617

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Aflac Inc.	4.000%	10/15/46	978	810
	Aflac Inc.	4.750%	1/15/49	3,407	3,158
	Alleghany Corp.	4.900%	9/15/44	1,814	1,753
	Alleghany Corp.	3.250%	8/15/51	2,422	1,734
	Allstate Corp.	5.550%	5/9/35	4,759	5,005
	Allstate Corp.	5.950%	4/1/36	4,145	4,508
	Allstate Corp.	4.500%	6/15/43	4,917	4,425
	Allstate Corp.	4.200%	12/15/46	3,820	3,249
	Allstate Corp.	3.850%	8/10/49	3,126	2,505
[2]	Allstate Corp.	6.500%	5/15/57	1,978	2,051
	American Express Co.	4.050%	12/3/42	5,605	4,954
	American Financial Group Inc.	4.500%	6/15/47	2,803	2,488
	American International Group Inc.	3.875%	1/15/35	4,161	3,843
	American International Group Inc.	4.700%	7/10/35	431	413
	American International Group Inc.	6.250%	5/1/36	1,892	2,078
	American International Group Inc.	4.500%	7/16/44	4,363	3,881
	American International Group Inc.	4.800%	7/10/45	4,880	4,541
	American International Group Inc.	4.750%	4/1/48	5,985	5,522
	American International Group Inc.	4.375%	6/30/50	4,583	3,986
	Aon Corp.	6.250%	9/30/40	802	872
	Aon Corp.	2.900%	8/23/51	3,100	2,012
	Aon Corp.	3.900%	2/28/52	4,863	3,787
	Aon Global Ltd.	4.600%	6/14/44	2,323	2,065
	Aon Global Ltd.	4.750%	5/15/45	2,296	2,082
	Aon North America Inc.	5.750%	3/1/54	10,298	10,650
	Apollo Global Management Inc.	5.800%	5/21/54	4,525	4,654
	Arch Capital Finance LLC	5.031%	12/15/46	3,166	2,965
	Arch Capital Group Ltd.	3.635%	6/30/50	5,691	4,296
	Arch Capital Group US Inc.	5.144%	11/1/43	3,352	3,201
	Arthur J Gallagher & Co.	3.500%	5/20/51	5,391	3,890
	Arthur J Gallagher & Co.	3.050%	3/9/52	2,094	1,357
	Arthur J Gallagher & Co.	5.750%	3/2/53	3,580	3,633
	Arthur J Gallagher & Co.	6.750%	2/15/54	3,575	4,125
	Arthur J Gallagher & Co.	5.750%	7/15/54	2,810	2,871
	Assured Guaranty US Holdings Inc.	3.600%	9/15/51	3,503	2,500
	Athene Holding Ltd.	3.950%	5/25/51	5,311	3,956
	Athene Holding Ltd.	3.450%	5/15/52	4,194	2,799
	Athene Holding Ltd.	6.250%	4/1/54	6,480	6,726
	Bank of America Corp.	6.110%	1/29/37	14,258	15,482
[2]	Bank of America Corp.	4.244%	4/24/38	11,036	10,225
	Bank of America Corp.	7.750%	5/14/38	10,883	13,505
[2]	Bank of America Corp.	4.078%	4/23/40	10,775	9,624
[2]	Bank of America Corp.	2.676%	6/19/41	31,181	22,807
[2]	Bank of America Corp.	5.875%	2/7/42	12,582	13,708
	Bank of America Corp.	3.311%	4/22/42	24,956	19,727
[2]	Bank of America Corp.	5.000%	1/21/44	13,107	13,061
[2]	Bank of America Corp.	4.875%	4/1/44	4,396	4,297
[2]	Bank of America Corp.	4.750%	4/21/45	6,805	6,410
[2]	Bank of America Corp.	4.443%	1/20/48	11,208	10,064
[2]	Bank of America Corp.	3.946%	1/23/49	3,692	3,066
[2]	Bank of America Corp.	4.330%	3/15/50	14,933	13,133
[2]	Bank of America Corp.	4.083%	3/20/51	23,088	19,416
[2]	Bank of America Corp.	2.831%	10/24/51	4,719	3,169
[2]	Bank of America Corp.	3.483%	3/13/52	4,219	3,225
	Bank of America Corp.	2.972%	7/21/52	16,202	11,222
[2]	Bank of America NA	6.000%	10/15/36	3,487	3,784
	Barclays plc	3.811%	3/10/42	3,809	3,036
	Barclays plc	3.330%	11/24/42	6,113	4,578
	Barclays plc	5.250%	8/17/45	8,755	8,635
	Barclays plc	4.950%	1/10/47	11,075	10,370
	Barclays plc	6.036%	3/12/55	5,034	5,351
	Berkshire Hathaway Finance Corp.	5.750%	1/15/40	3,791	4,185
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	6,677	6,417
	Berkshire Hathaway Finance Corp.	4.300%	5/15/43	2,230	2,062
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	13,914	12,496
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	11,252	10,195
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	9,949	6,818
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	4,703	3,034
	Berkshire Hathaway Finance Corp.	3.850%	3/15/52	15,339	12,608
	Berkshire Hathaway Inc.	4.500%	2/11/43	5,677	5,547

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BlackRock Funding Inc.	4.900%	1/8/35	3,550	3,607
	BlackRock Funding Inc.	5.250%	3/14/54	8,734	8,851
	BlackRock Funding Inc.	5.350%	1/8/55	7,555	7,768
	Brighthouse Financial Inc.	4.700%	6/22/47	6,718	5,331
	Brighthouse Financial Inc.	3.850%	12/22/51	2,390	1,568
	Brookfield Finance Inc.	5.675%	1/15/35	2,700	2,781
	Brookfield Finance Inc.	4.700%	9/20/47	5,230	4,710
	Brookfield Finance Inc.	3.500%	3/30/51	4,640	3,415
	Brookfield Finance Inc.	3.625%	2/15/52	2,616	1,911
	Brookfield Finance Inc.	5.968%	3/4/54	5,795	6,105
	Brookfield Finance LLC	3.450%	4/15/50	2,099	1,501
	Brown & Brown Inc.	4.950%	3/17/52	2,641	2,384
	Chubb Corp.	6.000%	5/11/37	4,002	4,405
[2]	Chubb Corp.	6.500%	5/15/38	2,813	3,251
	Chubb INA Holdings LLC	6.700%	5/15/36	2,245	2,604
	Chubb INA Holdings LLC	4.150%	3/13/43	4,963	4,353
	Chubb INA Holdings LLC	4.350%	11/3/45	7,783	6,987
	Chubb INA Holdings LLC	2.850%	12/15/51	6,171	4,205
	Chubb INA Holdings LLC	3.050%	12/15/61	5,212	3,462
	Cincinnati Financial Corp.	6.125%	11/1/34	2,239	2,393
	Citigroup Inc.	6.125%	8/25/36	2,733	2,907
[2]	Citigroup Inc.	3.878%	1/24/39	6,392	5,586
	Citigroup Inc.	8.125%	7/15/39	12,880	16,753
[2]	Citigroup Inc.	5.316%	3/26/41	9,106	9,066
	Citigroup Inc.	5.875%	1/30/42	8,911	9,556
	Citigroup Inc.	2.904%	11/3/42	9,801	7,135
	Citigroup Inc.	6.675%	9/13/43	4,843	5,546
	Citigroup Inc.	5.300%	5/6/44	6,614	6,513
	Citigroup Inc.	4.650%	7/30/45	4,852	4,443
	Citigroup Inc.	4.750%	5/18/46	10,138	9,175
[2]	Citigroup Inc.	4.281%	4/24/48	6,175	5,315
	Citigroup Inc.	4.650%	7/23/48	9,523	8,673
	CME Group Inc.	5.300%	9/15/43	3,438	3,613
	CME Group Inc.	4.150%	6/15/48	4,109	3,615
[2]	Cooperatieve Rabobank UA	5.250%	5/24/41	8,979	9,265
	Cooperatieve Rabobank UA	5.750%	12/1/43	9,124	9,462
	Cooperatieve Rabobank UA	5.250%	8/4/45	5,772	5,787
	Corebridge Financial Inc.	4.350%	4/5/42	4,032	3,476
	Corebridge Financial Inc.	4.400%	4/5/52	7,359	6,094
	Equitable Holdings Inc.	5.000%	4/20/48	4,346	4,056
	Everest Reinsurance Holdings Inc.	4.868%	6/1/44	2,844	2,565
	Everest Reinsurance Holdings Inc.	3.500%	10/15/50	5,907	4,151
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	6,423	4,188
[3]	Fairfax Financial Holdings Ltd.	6.350%	3/22/54	5,335	5,593
[3]	Fairfax Financial Holdings Ltd.	6.100%	3/15/55	3,835	3,878
	Fidelity National Financial Inc.	3.200%	9/17/51	3,018	1,963
	Fifth Third Bancorp	8.250%	3/1/38	7,422	9,181
	Franklin Resources Inc.	2.950%	8/12/51	2,157	1,421
	GATX Corp.	5.200%	3/15/44	963	913
	GATX Corp.	3.100%	6/1/51	3,529	2,345
	GATX Corp.	6.050%	6/5/54	2,165	2,272
	Global Payments Inc.	4.150%	8/15/49	3,451	2,744
	Global Payments Inc.	5.950%	8/15/52	6,226	6,331
	Goldman Sachs Group Inc.	6.450%	5/1/36	3,742	4,129
	Goldman Sachs Group Inc.	6.750%	10/1/37	29,984	33,805
[2]	Goldman Sachs Group Inc.	4.017%	10/31/38	14,078	12,472
[2]	Goldman Sachs Group Inc.	4.411%	4/23/39	8,468	7,818
	Goldman Sachs Group Inc.	6.250%	2/1/41	16,446	18,358
	Goldman Sachs Group Inc.	3.210%	4/22/42	13,639	10,555
	Goldman Sachs Group Inc.	2.908%	7/21/42	11,231	8,292
	Goldman Sachs Group Inc.	3.436%	2/24/43	13,328	10,559
[2]	Goldman Sachs Group Inc.	4.800%	7/8/44	12,131	11,532
	Goldman Sachs Group Inc.	5.150%	5/22/45	9,375	9,205
	Goldman Sachs Group Inc.	4.750%	10/21/45	8,108	7,667
	Hartford Financial Services Group Inc.	5.950%	10/15/36	1,821	1,962
	Hartford Financial Services Group Inc.	6.100%	10/1/41	2,458	2,633
	Hartford Financial Services Group Inc.	4.300%	4/15/43	1,907	1,679
	Hartford Financial Services Group Inc.	4.400%	3/15/48	3,144	2,746
	Hartford Financial Services Group Inc.	3.600%	8/19/49	4,827	3,673
	Hartford Financial Services Group Inc.	2.900%	9/15/51	4,770	3,160

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	HSBC Bank USA NA	5.875%	11/1/34	2,201	2,354
[2]	HSBC Bank USA NA	5.625%	8/15/35	1,520	1,570
[2]	HSBC Bank USA NA	7.000%	1/15/39	4,811	5,628
	HSBC Holdings plc	6.500%	5/2/36	8,555	9,293
[2]	HSBC Holdings plc	6.500%	5/2/36	3,033	3,242
	HSBC Holdings plc	6.500%	9/15/37	10,922	11,830
[2]	HSBC Holdings plc	6.500%	9/15/37	8,065	8,647
	HSBC Holdings plc	6.800%	6/1/38	3,962	4,428
[2]	HSBC Holdings plc	6.800%	6/1/38	1,762	1,935
	HSBC Holdings plc	6.100%	1/14/42	9,646	10,714
	HSBC Holdings plc	6.332%	3/9/44	12,831	14,029
	HSBC Holdings plc	5.250%	3/14/44	6,581	6,394
	Intercontinental Exchange Inc.	2.650%	9/15/40	7,458	5,474
	Intercontinental Exchange Inc.	4.250%	9/21/48	7,710	6,707
	Intercontinental Exchange Inc.	3.000%	6/15/50	7,019	4,888
	Intercontinental Exchange Inc.	4.950%	6/15/52	8,278	8,072
	Intercontinental Exchange Inc.	3.000%	9/15/60	8,867	5,743
	Intercontinental Exchange Inc.	5.200%	6/15/62	6,483	6,466
	Invesco Finance plc	5.375%	11/30/43	2,178	2,137
	Jackson Financial Inc.	4.000%	11/23/51	3,385	2,464
	Jefferies Financial Group Inc.	6.250%	1/15/36	3,060	3,267
	Jefferies Financial Group Inc.	6.500%	1/20/43	2,270	2,434
	JPMorgan Chase & Co.	6.400%	5/15/38	13,908	16,096
[2]	JPMorgan Chase & Co.	3.882%	7/24/38	12,546	11,201
	JPMorgan Chase & Co.	5.500%	10/15/40	10,299	10,856
[2]	JPMorgan Chase & Co.	3.109%	4/22/41	12,581	9,843
	JPMorgan Chase & Co.	5.600%	7/15/41	12,013	12,830
	JPMorgan Chase & Co.	2.525%	11/19/41	11,651	8,389
	JPMorgan Chase & Co.	5.400%	1/6/42	11,933	12,459
	JPMorgan Chase & Co.	3.157%	4/22/42	12,826	10,026
	JPMorgan Chase & Co.	5.625%	8/16/43	5,371	5,712
	JPMorgan Chase & Co.	4.850%	2/1/44	8,708	8,538
	JPMorgan Chase & Co.	4.950%	6/1/45	7,003	6,846
[2]	JPMorgan Chase & Co.	4.260%	2/22/48	10,993	9,719
[2]	JPMorgan Chase & Co.	4.032%	7/24/48	8,651	7,338
[2]	JPMorgan Chase & Co.	3.964%	11/15/48	15,824	13,260
[2]	JPMorgan Chase & Co.	3.897%	1/23/49	10,330	8,616
[2]	JPMorgan Chase & Co.	3.109%	4/22/51	12,059	8,678
	JPMorgan Chase & Co.	3.328%	4/22/52	16,060	11,983
	Legg Mason Inc.	5.625%	1/15/44	4,151	4,219
	Lincoln National Corp.	6.300%	10/9/37	1,449	1,557
	Lincoln National Corp.	7.000%	6/15/40	2,956	3,368
	Lincoln National Corp.	4.350%	3/1/48	1,032	824
	Lincoln National Corp.	4.375%	6/15/50	205	163
	Lloyds Banking Group plc	5.300%	12/1/45	5,878	5,634
	Lloyds Banking Group plc	3.369%	12/14/46	6,487	4,702
	Lloyds Banking Group plc	4.344%	1/9/48	7,535	6,191
	Loews Corp.	4.125%	5/15/43	2,911	2,476
	Manulife Financial Corp.	5.375%	3/4/46	5,315	5,393
	Markel Group Inc.	5.000%	4/5/46	1,725	1,566
	Markel Group Inc.	4.300%	11/1/47	1,544	1,270
	Markel Group Inc.	5.000%	5/20/49	3,593	3,275
	Markel Group Inc.	4.150%	9/17/50	3,021	2,415
	Markel Group Inc.	3.450%	5/7/52	3,381	2,340
	Markel Group Inc.	6.000%	5/16/54	4,875	5,055
	Marsh & McLennan Cos. Inc.	4.750%	3/15/39	3,940	3,825
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	2,868	2,500
	Marsh & McLennan Cos. Inc.	4.200%	3/1/48	3,600	3,076
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	7,856	7,436
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	2,065	1,366
	Marsh & McLennan Cos. Inc.	6.250%	11/1/52	2,084	2,385
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	3,010	3,080
	Marsh & McLennan Cos. Inc.	5.700%	9/15/53	5,030	5,342
	Marsh & McLennan Cos. Inc.	5.450%	3/15/54	1,614	1,657
	Mastercard Inc.	3.800%	11/21/46	2,861	2,399
	Mastercard Inc.	3.950%	2/26/48	2,902	2,476
	Mastercard Inc.	3.650%	6/1/49	5,846	4,718
	Mastercard Inc.	3.850%	3/26/50	8,857	7,359
	Mastercard Inc.	2.950%	3/15/51	4,617	3,243
	MetLife Inc.	5.300%	12/15/34	2,200	2,281

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	MetLife Inc.	5.700%	6/15/35	5,388	5,772
[2]	MetLife Inc.	6.400%	12/15/36	3,416	3,601
[2]	MetLife Inc.	10.750%	8/1/39	1,571	2,141
	MetLife Inc.	5.875%	2/6/41	5,452	5,821
	MetLife Inc.	4.125%	8/13/42	4,814	4,187
	MetLife Inc.	4.875%	11/13/43	4,178	3,976
	MetLife Inc.	4.721%	12/15/44	2,107	1,938
	MetLife Inc.	4.050%	3/1/45	7,170	6,049
	MetLife Inc.	4.600%	5/13/46	4,766	4,362
	MetLife Inc.	5.000%	7/15/52	5,651	5,437
	MetLife Inc.	5.250%	1/15/54	5,533	5,544
	Mitsubishi UFJ Financial Group Inc.	4.286%	7/26/38	1,932	1,823
	Mitsubishi UFJ Financial Group Inc.	4.153%	3/7/39	1,229	1,128
	Mitsubishi UFJ Financial Group Inc.	3.751%	7/18/39	10,661	9,320
[2]	Morgan Stanley	3.971%	7/22/38	10,809	9,613
[2]	Morgan Stanley	4.457%	4/22/39	4,386	4,118
	Morgan Stanley	3.217%	4/22/42	14,001	10,977
	Morgan Stanley	6.375%	7/24/42	14,811	17,045
	Morgan Stanley	4.300%	1/27/45	17,113	15,346
[2]	Morgan Stanley	4.375%	1/22/47	10,950	9,803
[2]	Morgan Stanley	5.597%	3/24/51	10,858	11,561
[2]	Morgan Stanley	2.802%	1/25/52	8,636	5,800
	Nasdaq Inc.	2.500%	12/21/40	3,732	2,596
	Nasdaq Inc.	3.250%	4/28/50	3,144	2,233
	Nasdaq Inc.	3.950%	3/7/52	4,422	3,481
	Nasdaq Inc.	5.950%	8/15/53	4,459	4,774
	Nasdaq Inc.	6.100%	6/28/63	4,487	4,860
[2]	Nationwide Financial Services Inc.	6.750%	5/15/37	2,145	2,185
	Old Republic International Corp.	3.850%	6/11/51	3,192	2,342
	PayPal Holdings Inc.	3.250%	6/1/50	5,277	3,799
	PayPal Holdings Inc.	5.050%	6/1/52	5,071	4,923
	PayPal Holdings Inc.	5.500%	6/1/54	3,920	4,002
	PayPal Holdings Inc.	5.250%	6/1/62	2,571	2,507
	Principal Financial Group Inc.	6.050%	10/15/36	2,810	3,056
	Principal Financial Group Inc.	4.625%	9/15/42	1,192	1,098
	Principal Financial Group Inc.	4.350%	5/15/43	2,693	2,391
	Principal Financial Group Inc.	4.300%	11/15/46	1,253	1,079
	Principal Financial Group Inc.	5.500%	3/15/53	3,000	3,021
	Progressive Corp.	6.625%	3/1/29	1	1
	Progressive Corp.	4.350%	4/25/44	1,992	1,789
	Progressive Corp.	3.700%	1/26/45	2,117	1,723
	Progressive Corp.	4.125%	4/15/47	4,608	3,957
	Progressive Corp.	4.200%	3/15/48	3,743	3,235
	Progressive Corp.	3.950%	3/26/50	2,826	2,326
	Progressive Corp.	3.700%	3/15/52	2,464	1,935
[2]	Prudential Financial Inc.	5.700%	12/14/36	4,403	4,701
[2]	Prudential Financial Inc.	6.625%	12/1/37	2,050	2,366
[2]	Prudential Financial Inc.	6.625%	6/21/40	3,896	4,433
[2]	Prudential Financial Inc.	5.100%	8/15/43	516	473
[2]	Prudential Financial Inc.	4.600%	5/15/44	3,581	3,284
	Prudential Financial Inc.	3.905%	12/7/47	5,352	4,317
[2]	Prudential Financial Inc.	4.418%	3/27/48	3,746	3,260
	Prudential Financial Inc.	3.935%	12/7/49	5,970	4,801
[2]	Prudential Financial Inc.	4.350%	2/25/50	2,702	2,338
[2]	Prudential Financial Inc.	3.700%	3/13/51	15,564	11,940
	Raymond James Financial Inc.	4.950%	7/15/46	4,512	4,255
	Raymond James Financial Inc.	3.750%	4/1/51	4,742	3,648
[2]	Regions Bank	6.450%	6/26/37	3,102	3,297
	Regions Financial Corp.	7.375%	12/10/37	2,071	2,399
	Reinsurance Group of America Inc.	5.750%	9/15/34	2,715	2,820
	Selective Insurance Group Inc.	5.375%	3/1/49	2,098	2,033
	Sumitomo Mitsui Financial Group Inc.	2.296%	1/12/41	2,599	1,807
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	5,766	4,318
	Sumitomo Mitsui Financial Group Inc.	3.050%	1/14/42	2,307	1,785
	Sumitomo Mitsui Financial Group Inc.	6.184%	7/13/43	5,901	6,585
	Sumitomo Mitsui Financial Group Inc.	5.836%	7/9/44	5,996	6,328
	Transatlantic Holdings Inc.	8.000%	11/30/39	2,117	2,735
	Travelers Cos. Inc.	6.750%	6/20/36	1,886	2,201
[2]	Travelers Cos. Inc.	6.250%	6/15/37	3,745	4,210
	Travelers Cos. Inc.	5.350%	11/1/40	4,900	5,022

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Travelers Cos. Inc.	4.600%	8/1/43	1,210	1,131
	Travelers Cos. Inc.	4.300%	8/25/45	1,664	1,470
	Travelers Cos. Inc.	3.750%	5/15/46	4,851	3,918
	Travelers Cos. Inc.	4.000%	5/30/47	4,781	4,017
	Travelers Cos. Inc.	4.050%	3/7/48	3,285	2,797
	Travelers Cos. Inc.	4.100%	3/4/49	4,136	3,529
	Travelers Cos. Inc.	2.550%	4/27/50	3,441	2,198
	Travelers Cos. Inc.	3.050%	6/8/51	8,238	5,815
	Travelers Cos. Inc.	5.450%	5/25/53	4,948	5,158
	UBS AG	4.500%	6/26/48	6,095	5,607
	UBS Group AG	4.875%	5/15/45	11,923	11,243
	Unum Group	5.750%	8/15/42	3,190	3,180
	Unum Group	4.500%	12/15/49	4,091	3,371
	Unum Group	4.125%	6/15/51	3,732	2,854
	Unum Group	6.000%	6/15/54	2,475	2,521
	Visa Inc.	4.150%	12/14/35	8,823	8,558
	Visa Inc.	2.700%	4/15/40	6,112	4,693
	Visa Inc.	4.300%	12/14/45	20,625	18,684
	Visa Inc.	3.650%	9/15/47	4,119	3,362
	Visa Inc.	2.000%	8/15/50	11,133	6,640
	Voya Financial Inc.	5.700%	7/15/43	2,549	2,544
	Voya Financial Inc.	4.800%	6/15/46	2,165	1,916
	W R Berkley Corp.	4.750%	8/1/44	2,400	2,200
	W R Berkley Corp.	4.000%	5/12/50	1,807	1,456
	W R Berkley Corp.	3.150%	9/30/61	1,369	872
	Wachovia Corp.	5.500%	8/1/35	5,432	5,590
	Wells Fargo & Co.	5.375%	2/7/35	1,620	1,692
[2]	Wells Fargo & Co.	5.950%	12/15/36	2,289	2,374
[2]	Wells Fargo & Co.	3.068%	4/30/41	20,651	15,807
	Wells Fargo & Co.	5.375%	11/2/43	13,821	13,682
	Wells Fargo & Co.	5.606%	1/15/44	16,189	16,425
[2]	Wells Fargo & Co.	4.650%	11/4/44	12,392	11,055
	Wells Fargo & Co.	3.900%	5/1/45	13,840	11,532
[2]	Wells Fargo & Co.	4.900%	11/17/45	16,008	14,670
[2]	Wells Fargo & Co.	4.400%	6/14/46	9,616	8,173
[2]	Wells Fargo & Co.	4.750%	12/7/46	5,420	4,851
[2]	Wells Fargo & Co.	5.013%	4/4/51	30,031	28,822
[2]	Wells Fargo & Co.	4.611%	4/25/53	20,002	18,108
	Wells Fargo Bank NA	5.950%	8/26/36	1,863	2,001
[2]	Wells Fargo Bank NA	5.850%	2/1/37	8,615	9,122
[2]	Wells Fargo Bank NA	6.600%	1/15/38	5,525	6,277
	Western Union Co.	6.200%	11/17/36	2,587	2,704
	Westpac Banking Corp.	4.421%	7/24/39	3,091	2,874
	Westpac Banking Corp.	2.963%	11/16/40	7,009	5,142
	Westpac Banking Corp.	3.133%	11/18/41	4,902	3,635
	Willis North America Inc.	5.050%	9/15/48	4,153	3,813
	Willis North America Inc.	3.875%	9/15/49	4,861	3,748
	Willis North America Inc.	5.900%	3/5/54	3,659	3,765
	XL Group Ltd.	5.250%	12/15/43	1,967	1,914
					1,858,875
Health Care (16.2%)
[4]	Abbott Laboratories	4.750%	11/30/36	10,147	10,267
	Abbott Laboratories	6.150%	11/30/37	3,348	3,795
	Abbott Laboratories	6.000%	4/1/39	2,524	2,861
	Abbott Laboratories	5.300%	5/27/40	4,437	4,687
	Abbott Laboratories	4.750%	4/15/43	3,289	3,240
	Abbott Laboratories	4.900%	11/30/46	19,721	19,514
	AbbVie Inc.	4.550%	3/15/35	10,812	10,664
	AbbVie Inc.	4.500%	5/14/35	17,889	17,560
	AbbVie Inc.	4.300%	5/14/36	9,316	8,923
	AbbVie Inc.	4.050%	11/21/39	23,362	21,148
	AbbVie Inc.	4.625%	10/1/42	1,688	1,587
	AbbVie Inc.	4.400%	11/6/42	15,071	13,840
	AbbVie Inc.	4.850%	6/15/44	7,148	6,880
	AbbVie Inc.	4.750%	3/15/45	3,952	3,757
	AbbVie Inc.	4.700%	5/14/45	14,384	13,523
	AbbVie Inc.	4.450%	5/14/46	15,329	13,891
	AbbVie Inc.	4.875%	11/14/48	9,795	9,409
	AbbVie Inc.	4.250%	11/21/49	30,723	26,777

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	AbbVie Inc.	5.400%	3/15/54	14,926	15,467
	AbbVie Inc.	5.500%	3/15/64	15,673	16,270
[2]	AdventHealth Obligated Group	2.795%	11/15/51	1,982	1,335
	Adventist Health System	5.757%	12/1/34	2,357	2,416
	Adventist Health System	3.630%	3/1/49	1,038	766
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	2,574	2,310
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	2,184	1,687
[2]	Advocate Health & Hospitals Corp.	3.008%	6/15/50	2,021	1,449
	Aetna Inc.	6.625%	6/15/36	5,027	5,573
	Aetna Inc.	6.750%	12/15/37	2,990	3,335
	Aetna Inc.	4.500%	5/15/42	3,153	2,746
	Aetna Inc.	4.125%	11/15/42	3,078	2,518
	Aetna Inc.	4.750%	3/15/44	1,706	1,501
	Aetna Inc.	3.875%	8/15/47	6,031	4,572
	AHS Hospital Corp.	5.024%	7/1/45	1,482	1,471
[2]	AHS Hospital Corp.	2.780%	7/1/51	1,965	1,310
[2]	Allina Health System	3.887%	4/15/49	1,961	1,603
[2]	Allina Health System	2.902%	11/15/51	2,012	1,370
	Amgen Inc.	6.375%	6/1/37	1,086	1,212
	Amgen Inc.	6.400%	2/1/39	1,441	1,605
	Amgen Inc.	3.150%	2/21/40	12,775	9,937
	Amgen Inc.	5.750%	3/15/40	3,063	3,178
	Amgen Inc.	2.800%	8/15/41	7,048	5,209
	Amgen Inc.	4.950%	10/1/41	5,627	5,364
	Amgen Inc.	5.150%	11/15/41	6,737	6,599
	Amgen Inc.	5.650%	6/15/42	1,412	1,443
	Amgen Inc.	5.600%	3/2/43	17,998	18,407
	Amgen Inc.	4.400%	5/1/45	15,260	13,252
	Amgen Inc.	4.563%	6/15/48	8,934	7,875
	Amgen Inc.	3.375%	2/21/50	9,248	6,833
	Amgen Inc.	4.663%	6/15/51	17,309	15,409
	Amgen Inc.	3.000%	1/15/52	4,866	3,354
	Amgen Inc.	4.200%	2/22/52	4,636	3,846
	Amgen Inc.	4.875%	3/1/53	5,631	5,167
	Amgen Inc.	5.650%	3/2/53	21,252	21,847
	Amgen Inc.	2.770%	9/1/53	4,347	2,758
	Amgen Inc.	4.400%	2/22/62	7,108	5,891
	Amgen Inc.	5.750%	3/2/63	21,050	21,590
[2]	Ascension Health	3.106%	11/15/39	2,708	2,200
	Ascension Health	3.945%	11/15/46	7,517	6,455
[2]	Ascension Health	4.847%	11/15/53	2,096	2,078
	AstraZeneca plc	6.450%	9/15/37	18,782	21,646
	AstraZeneca plc	4.000%	9/18/42	5,698	4,999
	AstraZeneca plc	4.375%	11/16/45	5,490	4,993
	AstraZeneca plc	4.375%	8/17/48	3,575	3,230
	AstraZeneca plc	2.125%	8/6/50	5,324	3,126
	AstraZeneca plc	3.000%	5/28/51	2,944	2,075
	Banner Health	2.907%	1/1/42	1,946	1,466
[2]	Banner Health	3.181%	1/1/50	1,590	1,171
	Banner Health	2.913%	1/1/51	2,522	1,766
[2]	Baptist Health South Florida Obligated Group	3.115%	11/15/71	1,500	947
[2]	Baptist Healthcare System Obligated Group	3.540%	8/15/50	3,465	2,635
	Baxalta Inc.	5.250%	6/23/45	2,759	2,700
	Baxter International Inc.	3.500%	8/15/46	5,718	4,201
	Baxter International Inc.	3.132%	12/1/51	6,988	4,665
[2]	BayCare Health System Inc.	3.831%	11/15/50	3,187	2,668
	Baylor Scott & White Holdings	4.185%	11/15/45	2,936	2,622
	Baylor Scott & White Holdings	3.967%	11/15/46	1,616	1,396
[2]	Baylor Scott & White Holdings	2.839%	11/15/50	5,542	3,842
	Becton Dickinson & Co.	4.685%	12/15/44	5,981	5,448
	Becton Dickinson & Co.	4.669%	6/6/47	9,404	8,488
	Becton Dickinson & Co.	3.794%	5/20/50	3,369	2,665
[2]	Beth Israel Lahey Health Inc.	3.080%	7/1/51	2,529	1,682
	Biogen Inc.	5.200%	9/15/45	6,813	6,471
	Biogen Inc.	3.150%	5/1/50	8,534	5,763
	Biogen Inc.	3.250%	2/15/51	4,593	3,177
[2]	Bon Secours Mercy Health Inc.	3.205%	6/1/50	2,084	1,490
	Boston Scientific Corp.	6.500%	11/15/35	2,099	2,400
	Boston Scientific Corp.	4.550%	3/1/39	4,701	4,527
	Boston Scientific Corp.	7.375%	1/15/40	1,423	1,744

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Boston Scientific Corp.	4.700%	3/1/49	3,733	3,482
	Bristol-Myers Squibb Co.	4.125%	6/15/39	13,166	11,918
	Bristol-Myers Squibb Co.	2.350%	11/13/40	4,940	3,438
	Bristol-Myers Squibb Co.	3.550%	3/15/42	6,000	4,895
	Bristol-Myers Squibb Co.	3.250%	8/1/42	3,593	2,789
	Bristol-Myers Squibb Co.	4.500%	3/1/44	338	307
	Bristol-Myers Squibb Co.	4.625%	5/15/44	9,311	8,624
	Bristol-Myers Squibb Co.	5.000%	8/15/45	538	525
	Bristol-Myers Squibb Co.	4.350%	11/15/47	7,111	6,188
	Bristol-Myers Squibb Co.	4.550%	2/20/48	6,693	6,005
	Bristol-Myers Squibb Co.	4.250%	10/26/49	16,770	14,295
	Bristol-Myers Squibb Co.	2.550%	11/13/50	8,346	5,166
	Bristol-Myers Squibb Co.	3.700%	3/15/52	11,424	8,774
	Bristol-Myers Squibb Co.	6.250%	11/15/53	7,785	8,785
	Bristol-Myers Squibb Co.	5.550%	2/22/54	16,486	17,014
	Bristol-Myers Squibb Co.	3.900%	3/15/62	5,051	3,857
	Bristol-Myers Squibb Co.	6.400%	11/15/63	10,403	11,912
	Bristol-Myers Squibb Co.	5.650%	2/22/64	13,620	14,025
	Cardinal Health Inc.	4.600%	3/15/43	1,944	1,720
	Cardinal Health Inc.	4.500%	11/15/44	2,906	2,515
	Cardinal Health Inc.	4.900%	9/15/45	2,463	2,250
	Cardinal Health Inc.	4.368%	6/15/47	4,248	3,586
[2]	Catholic Health Services of Long Island Obligated Group	3.368%	7/1/50	2,125	1,539
	Cencora Inc.	4.250%	3/1/45	3,897	3,401
	Cencora Inc.	4.300%	12/15/47	2,574	2,229
	Children's Health System of Texas	2.511%	8/15/50	3,148	2,008
[2]	Children's Hospital	2.928%	7/15/50	1,637	1,112
[2]	Children's Hospital Corp.	4.115%	1/1/47	1,549	1,370
[2]	Children's Hospital Corp.	2.585%	2/1/50	1,522	1,008
	Children's Hospital Medical Center	4.268%	5/15/44	1,126	1,022
[2]	Children's Hospital of Philadelphia	2.704%	7/1/50	1,687	1,143
	Cigna Group	4.800%	8/15/38	12,711	12,165
	Cigna Group	3.200%	3/15/40	3,308	2,552
[2]	Cigna Group	6.125%	11/15/41	2,381	2,559
[2]	Cigna Group	4.800%	7/15/46	9,658	8,791
[2]	Cigna Group	3.875%	10/15/47	6,487	5,081
	Cigna Group	4.900%	12/15/48	16,858	15,385
	Cigna Group	3.400%	3/15/50	6,778	4,839
	Cigna Group	3.400%	3/15/51	8,550	6,066
	Cigna Group	5.600%	2/15/54	10,297	10,356
[2]	City of Hope	5.623%	11/15/43	2,381	2,387
[2]	City of Hope	4.378%	8/15/48	1,401	1,188
	CommonSpirit Health	5.318%	12/1/34	3,910	3,990
[2]	CommonSpirit Health	4.350%	11/1/42	7,586	6,712
	CommonSpirit Health	3.817%	10/1/49	2,479	1,994
	CommonSpirit Health	4.187%	10/1/49	5,587	4,679
	CommonSpirit Health	3.910%	10/1/50	4,634	3,683
	CommonSpirit Health	6.461%	11/1/52	1,750	2,013
	CommonSpirit Health	5.548%	12/1/54	3,520	3,603
[2]	Community Health Network Inc.	3.099%	5/1/50	1,510	1,038
[2]	Corewell Health Obligated Group	3.487%	7/15/49	1,637	1,274
[2]	Cottage Health Obligated Group	3.304%	11/1/49	4,590	3,472
	CVS Health Corp.	4.875%	7/20/35	5,096	4,925
	CVS Health Corp.	4.780%	3/25/38	31,568	29,029
	CVS Health Corp.	6.125%	9/15/39	4,026	4,168
	CVS Health Corp.	4.125%	4/1/40	5,967	4,991
	CVS Health Corp.	2.700%	8/21/40	10,261	7,094
	CVS Health Corp.	5.300%	12/5/43	2,802	2,632
	CVS Health Corp.	5.125%	7/20/45	17,161	15,481
	CVS Health Corp.	5.050%	3/25/48	42,474	37,649
	CVS Health Corp.	4.250%	4/1/50	6,296	4,948
	CVS Health Corp.	5.625%	2/21/53	8,130	7,773
	CVS Health Corp.	5.875%	6/1/53	10,825	10,668
	CVS Health Corp.	6.050%	6/1/54	10,201	10,303
	CVS Health Corp.	6.000%	6/1/63	6,937	6,891
	Danaher Corp.	4.375%	9/15/45	3,440	3,133
	Danaher Corp.	2.600%	10/1/50	6,383	4,108
	Danaher Corp.	2.800%	12/10/51	6,975	4,649
[2]	Dartmouth-Hitchcock Health	4.178%	8/1/48	1,475	1,201
	DH Europe Finance II Sarl	3.250%	11/15/39	4,881	4,039

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	DH Europe Finance II Sarl	3.400%	11/15/49	5,231	3,968
	Dignity Health	4.500%	11/1/42	2,147	1,932
	Dignity Health	5.267%	11/1/64	468	448
[2]	Duke University Health System Inc.	3.920%	6/1/47	2,588	2,196
	Elevance Health Inc.	5.950%	12/15/34	1,262	1,355
	Elevance Health Inc.	5.850%	1/15/36	1,763	1,885
	Elevance Health Inc.	4.625%	5/15/42	6,386	5,864
	Elevance Health Inc.	4.650%	1/15/43	6,801	6,230
	Elevance Health Inc.	5.100%	1/15/44	2,623	2,528
	Elevance Health Inc.	4.650%	8/15/44	4,235	3,845
	Elevance Health Inc.	4.375%	12/1/47	8,093	6,985
	Elevance Health Inc.	4.550%	3/1/48	5,117	4,508
	Elevance Health Inc.	3.700%	9/15/49	1,612	1,241
	Elevance Health Inc.	3.125%	5/15/50	4,902	3,404
	Elevance Health Inc.	3.600%	3/15/51	7,801	5,836
	Elevance Health Inc.	4.550%	5/15/52	3,105	2,708
	Elevance Health Inc.	6.100%	10/15/52	5,867	6,369
	Elevance Health Inc.	5.125%	2/15/53	8,605	8,196
	Elevance Health Inc.	5.650%	6/15/54	7,885	8,091
	Eli Lilly & Co.	5.550%	3/15/37	2,162	2,357
	Eli Lilly & Co.	3.700%	3/1/45	2,226	1,864
	Eli Lilly & Co.	3.950%	5/15/47	2,805	2,428
	Eli Lilly & Co.	3.950%	3/15/49	6,588	5,606
	Eli Lilly & Co.	2.250%	5/15/50	8,760	5,371
	Eli Lilly & Co.	4.875%	2/27/53	7,975	7,798
	Eli Lilly & Co.	5.000%	2/9/54	12,879	12,832
	Eli Lilly & Co.	5.050%	8/14/54	1,750	1,756
	Eli Lilly & Co.	4.150%	3/15/59	3,147	2,686
	Eli Lilly & Co.	2.500%	9/15/60	3,931	2,323
	Eli Lilly & Co.	4.950%	2/27/63	6,614	6,449
	Eli Lilly & Co.	5.100%	2/9/64	11,985	11,960
	Eli Lilly & Co.	5.200%	8/14/64	1,250	1,266
[2]	Franciscan Missionaries of Our Lady Health System Inc.	3.914%	7/1/49	1,048	835
[2]	Fred Hutchinson Cancer Center	4.966%	1/1/52	1,102	1,105
	GE HealthCare Technologies Inc.	6.377%	11/22/52	5,949	6,776
	Gilead Sciences Inc.	4.600%	9/1/35	5,021	4,924
	Gilead Sciences Inc.	4.000%	9/1/36	1,255	1,153
	Gilead Sciences Inc.	2.600%	10/1/40	9,579	6,920
	Gilead Sciences Inc.	5.650%	12/1/41	5,303	5,553
	Gilead Sciences Inc.	4.800%	4/1/44	8,571	8,052
	Gilead Sciences Inc.	4.500%	2/1/45	11,993	10,760
	Gilead Sciences Inc.	4.750%	3/1/46	12,080	11,201
	Gilead Sciences Inc.	4.150%	3/1/47	9,323	7,900
	Gilead Sciences Inc.	2.800%	10/1/50	11,889	7,806
	Gilead Sciences Inc.	5.550%	10/15/53	7,040	7,329
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	15,780	18,048
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	2,675	2,388
[2]	Hackensack Meridian Health Inc.	2.675%	9/1/41	838	610
	Hackensack Meridian Health Inc.	4.211%	7/1/48	2,022	1,790
[2]	Hackensack Meridian Health Inc.	2.875%	9/1/50	3,195	2,211
	Hackensack Meridian Health Inc.	4.500%	7/1/57	1,632	1,475
[2]	Hartford HealthCare Corp.	3.447%	7/1/54	1,368	1,018
	HCA Inc.	5.450%	9/15/34	2,625	2,658
	HCA Inc.	5.125%	6/15/39	5,945	5,751
	HCA Inc.	4.375%	3/15/42	3,269	2,788
	HCA Inc.	5.500%	6/15/47	9,127	8,825
	HCA Inc.	5.250%	6/15/49	12,027	11,158
	HCA Inc.	3.500%	7/15/51	8,711	6,113
	HCA Inc.	4.625%	3/15/52	12,328	10,424
	HCA Inc.	5.900%	6/1/53	6,435	6,559
	HCA Inc.	6.000%	4/1/54	9,063	9,350
	HCA Inc.	5.950%	9/15/54	4,990	5,105
	HCA Inc.	6.100%	4/1/64	4,058	4,165
	Hoag Memorial Hospital Presbyterian	3.803%	7/15/52	2,424	1,997
	Humana Inc.	4.625%	12/1/42	2,789	2,455
	Humana Inc.	4.950%	10/1/44	3,781	3,437
	Humana Inc.	4.800%	3/15/47	1,131	998
	Humana Inc.	3.950%	8/15/49	3,358	2,606
	Humana Inc.	5.500%	3/15/53	6,152	5,954
	Humana Inc.	5.750%	4/15/54	6,172	6,183

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Indiana University Health Inc. Obligated Group	3.970%	11/1/48	2,397	2,059
[2]	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	1,520	1,046
	Inova Health System Foundation	4.068%	5/15/52	2,274	1,980
[2]	Integris Baptist Medical Center Inc.	3.875%	8/15/50	1,840	1,428
[2]	Iowa Health System	3.665%	2/15/50	1,828	1,447
	Johns Hopkins Health System Corp.	3.837%	5/15/46	4,440	3,741
	Johnson & Johnson	3.550%	3/1/36	5,917	5,411
	Johnson & Johnson	3.625%	3/3/37	8,889	8,075
	Johnson & Johnson	5.950%	8/15/37	1,098	1,246
	Johnson & Johnson	3.400%	1/15/38	6,312	5,551
	Johnson & Johnson	5.850%	7/15/38	1,872	2,100
	Johnson & Johnson	2.100%	9/1/40	7,195	5,074
	Johnson & Johnson	4.500%	9/1/40	7,007	6,850
	Johnson & Johnson	4.850%	5/15/41	2,577	2,620
	Johnson & Johnson	4.500%	12/5/43	7,211	7,033
	Johnson & Johnson	3.700%	3/1/46	10,380	8,769
	Johnson & Johnson	3.750%	3/3/47	4,926	4,153
	Johnson & Johnson	3.500%	1/15/48	4,216	3,419
	Johnson & Johnson	2.250%	9/1/50	2,932	1,838
	Johnson & Johnson	5.250%	6/1/54	8,280	8,719
	Johnson & Johnson	2.450%	9/1/60	6,568	3,967
[2]	Kaiser Foundation Hospitals	2.810%	6/1/41	8,350	6,336
	Kaiser Foundation Hospitals	4.875%	4/1/42	1,600	1,567
	Kaiser Foundation Hospitals	4.150%	5/1/47	10,648	9,341
[2]	Kaiser Foundation Hospitals	3.266%	11/1/49	7,020	5,292
[2]	Kaiser Foundation Hospitals	3.002%	6/1/51	13,047	9,224
	Koninklijke Philips NV	6.875%	3/11/38	4,220	4,795
	Koninklijke Philips NV	5.000%	3/15/42	2,071	1,939
	Laboratory Corp. of America Holdings	4.700%	2/1/45	6,409	5,787
[2]	Mass General Brigham Inc.	3.765%	7/1/48	2,748	2,280
[2]	Mass General Brigham Inc.	3.192%	7/1/49	2,975	2,207
[2]	Mass General Brigham Inc.	4.117%	7/1/55	1,258	1,073
[2]	Mass General Brigham Inc.	3.342%	7/1/60	2,418	1,734
[2]	Mayo Clinic	4.000%	11/15/47	1,078	928
[2]	Mayo Clinic	4.128%	11/15/52	1,908	1,680
[2]	Mayo Clinic	3.196%	11/15/61	2,585	1,833
[2]	McLaren Health Care Corp.	4.386%	5/15/48	2,132	1,887
[2]	MedStar Health Inc.	3.626%	8/15/49	1,210	940
	Medtronic Inc.	4.375%	3/15/35	11,509	11,265
	Medtronic Inc.	4.625%	3/15/45	11,712	11,010
	Memorial Health Services	3.447%	11/1/49	1,928	1,495
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	1,865	1,846
[2]	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	2,858	2,053
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	2,455	2,185
[2]	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	2,184	1,925
	Merck & Co. Inc.	3.900%	3/7/39	5,769	5,192
	Merck & Co. Inc.	2.350%	6/24/40	8,907	6,351
	Merck & Co. Inc.	3.600%	9/15/42	4,613	3,821
	Merck & Co. Inc.	4.150%	5/18/43	6,881	6,130
	Merck & Co. Inc.	4.900%	5/17/44	5,080	4,980
	Merck & Co. Inc.	3.700%	2/10/45	9,576	7,849
	Merck & Co. Inc.	4.000%	3/7/49	9,470	7,984
	Merck & Co. Inc.	2.450%	6/24/50	7,197	4,495
	Merck & Co. Inc.	2.750%	12/10/51	10,851	7,138
	Merck & Co. Inc.	5.000%	5/17/53	8,022	7,894
	Merck & Co. Inc.	2.900%	12/10/61	10,930	6,843
	Merck & Co. Inc.	5.150%	5/17/63	6,813	6,779
	Merck Sharp & Dohme Corp.	5.750%	11/15/36	1,629	1,776
[2]	Methodist Hospital	2.705%	12/1/50	5,030	3,394
[2]	Montefiore Obligated Group	5.246%	11/1/48	1,636	1,358
	Montefiore Obligated Group	4.287%	9/1/50	941	664
[2]	Mount Nittany Medical Center Obligated Group	3.799%	11/15/52	1,220	976
[2]	Mount Sinai Hospital	3.981%	7/1/48	1,471	1,136
[2]	Mount Sinai Hospital	3.737%	7/1/49	2,813	1,942
[2]	Mount Sinai Hospital	3.391%	7/1/50	1,780	1,148
	MultiCare Health System	2.803%	8/15/50	1,685	1,061
	Mylan Inc.	5.400%	11/29/43	2,292	2,073
	Mylan Inc.	5.200%	4/15/48	2,509	2,147
[2]	MyMichigan Health	3.409%	6/1/50	1,278	947
	Nationwide Children's Hospital Inc.	4.556%	11/1/52	422	404

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	New York & Presbyterian Hospital	2.256%	8/1/40	1,032	732
	New York & Presbyterian Hospital	4.024%	8/1/45	4,529	3,976
	New York & Presbyterian Hospital	4.063%	8/1/56	2,370	2,032
	New York & Presbyterian Hospital	2.606%	8/1/60	3,255	1,965
[2]	New York & Presbyterian Hospital	3.954%	8/1/19	1,345	1,011
	Northwell Healthcare Inc.	3.979%	11/1/46	2,212	1,804
	Northwell Healthcare Inc.	4.260%	11/1/47	4,733	4,010
	Northwell Healthcare Inc.	3.809%	11/1/49	3,129	2,452
[2]	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	2,639	1,757
	Novant Health Inc.	2.637%	11/1/36	3,113	2,475
	Novant Health Inc.	3.168%	11/1/51	4,348	3,094
	Novant Health Inc.	3.318%	11/1/61	1,565	1,082
	Novartis Capital Corp.	3.700%	9/21/42	2,790	2,390
	Novartis Capital Corp.	4.400%	5/6/44	11,098	10,365
	Novartis Capital Corp.	4.000%	11/20/45	10,063	8,797
	Novartis Capital Corp.	2.750%	8/14/50	8,119	5,576
[2]	NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery	2.667%	10/1/50	1,055	694
[2]	NYU Langone Hospitals	5.750%	7/1/43	3,130	3,387
	NYU Langone Hospitals	4.784%	7/1/44	1,814	1,749
[2]	NYU Langone Hospitals	4.368%	7/1/47	3,275	3,015
[2]	NYU Langone Hospitals	3.380%	7/1/55	3,602	2,643
	OhioHealth Corp.	2.834%	11/15/41	2,316	1,748
[2]	OhioHealth Corp.	3.042%	11/15/50	2,430	1,810
	Orlando Health Obligated Group	4.089%	10/1/48	954	835
	Orlando Health Obligated Group	3.327%	10/1/50	1,304	995
[2]	PeaceHealth Obligated Group	4.787%	11/15/48	1,998	1,833
[2]	PeaceHealth Obligated Group	3.218%	11/15/50	2,295	1,589
	Pfizer Inc.	4.000%	12/15/36	7,860	7,362
	Pfizer Inc.	4.100%	9/15/38	5,000	4,594
	Pfizer Inc.	3.900%	3/15/39	6,046	5,390
	Pfizer Inc.	7.200%	3/15/39	15,853	19,395
	Pfizer Inc.	2.550%	5/28/40	5,724	4,169
	Pfizer Inc.	4.300%	6/15/43	5,046	4,559
	Pfizer Inc.	4.400%	5/15/44	5,027	4,679
	Pfizer Inc.	4.125%	12/15/46	5,711	4,910
	Pfizer Inc.	4.200%	9/15/48	6,898	5,977
	Pfizer Inc.	4.000%	3/15/49	9,346	7,885
	Pfizer Inc.	2.700%	5/28/50	12,248	8,203
	Pfizer Investment Enterprises Pte. Ltd.	5.110%	5/19/43	21,100	20,836
	Pfizer Investment Enterprises Pte. Ltd.	5.300%	5/19/53	34,975	35,151
	Pfizer Investment Enterprises Pte. Ltd.	5.340%	5/19/63	21,782	21,614
[2]	Piedmont Healthcare Inc.	2.719%	1/1/42	1,720	1,251
	Piedmont Healthcare Inc.	2.864%	1/1/52	3,060	2,071
	Presbyterian Healthcare Services	4.875%	8/1/52	2,200	2,167
[2]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	2,556	2,024
[2]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	1,622	1,286
[2]	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	4,911	3,041
	Queen's Health Systems	4.810%	7/1/52	1,265	1,227
	Quest Diagnostics Inc.	5.000%	12/15/34	4,525	4,499
	Quest Diagnostics Inc.	4.700%	3/30/45	1,018	939
[2]	Rady Children's Hospital-San Diego	3.154%	8/15/51	1,130	825
	Regeneron Pharmaceuticals Inc.	2.800%	9/15/50	5,208	3,375
	Revvity Inc.	3.625%	3/15/51	2,390	1,744
	Royalty Pharma plc	5.400%	9/2/34	1,350	1,366
	Royalty Pharma plc	3.300%	9/2/40	6,365	4,835
	Royalty Pharma plc	3.550%	9/2/50	6,727	4,759
	Royalty Pharma plc	3.350%	9/2/51	3,349	2,267
[2]	Seattle Children's Hospital	2.719%	10/1/50	1,654	1,106
[2]	Sentara Health	2.927%	11/1/51	1,352	943
[2]	Sharp HealthCare	2.680%	8/1/50	1,228	817
[3]	Solventum Corp.	5.900%	4/30/54	5,417	5,485
[3]	Solventum Corp.	6.000%	5/15/64	1,960	1,968
[2]	Stanford Health Care	3.795%	11/15/48	3,407	2,866
	Stanford Health Care	3.027%	8/15/51	1,976	1,411
	STERIS Irish FinCo Unltd. Co.	3.750%	3/15/51	3,798	2,854
	Stryker Corp.	4.100%	4/1/43	2,319	2,005
	Stryker Corp.	4.375%	5/15/44	2,143	1,916
	Stryker Corp.	4.625%	3/15/46	6,363	5,851
	Stryker Corp.	2.900%	6/15/50	3,892	2,675
	Summa Health	3.511%	11/15/51	970	745

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	Sutter Health	3.161%	8/15/40	1,878	1,494
[2]	Sutter Health	4.091%	8/15/48	2,344	2,014
[2]	Sutter Health	3.361%	8/15/50	3,646	2,743
	Sutter Health	5.547%	8/15/53	2,275	2,428
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	8,930	6,743
	Takeda Pharmaceutical Co. Ltd.	5.650%	7/5/44	5,845	5,968
	Takeda Pharmaceutical Co. Ltd.	3.175%	7/9/50	17,216	11,966
	Takeda Pharmaceutical Co. Ltd.	3.375%	7/9/60	5,275	3,580
	Takeda Pharmaceutical Co. Ltd.	5.800%	7/5/64	3,710	3,794
	Texas Health Resources	2.328%	11/15/50	1,355	838
[2]	Texas Health Resources	4.330%	11/15/55	1,206	1,084
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	8,951	6,650
	Thermo Fisher Scientific Inc.	5.404%	8/10/43	2,085	2,167
	Thermo Fisher Scientific Inc.	5.300%	2/1/44	2,748	2,774
	Thermo Fisher Scientific Inc.	4.100%	8/15/47	4,220	3,649
	Toledo Hospital	5.750%	11/15/38	1,370	1,392
[2]	Trinity Health Corp.	2.632%	12/1/40	1,333	984
	Trinity Health Corp.	4.125%	12/1/45	1,340	1,178
[2]	Trinity Health Corp.	3.434%	12/1/48	699	554
	UMass Memorial Health Care Obligated Group	5.363%	7/1/52	1,861	1,846
	UnitedHealth Group Inc.	4.625%	7/15/35	4,554	4,519
	UnitedHealth Group Inc.	5.800%	3/15/36	3,696	3,997
	UnitedHealth Group Inc.	6.500%	6/15/37	2,735	3,128
	UnitedHealth Group Inc.	6.625%	11/15/37	6,041	7,021
	UnitedHealth Group Inc.	6.875%	2/15/38	6,964	8,259
	UnitedHealth Group Inc.	3.500%	8/15/39	9,860	8,293
	UnitedHealth Group Inc.	2.750%	5/15/40	5,210	3,892
	UnitedHealth Group Inc.	5.700%	10/15/40	2,956	3,109
	UnitedHealth Group Inc.	5.950%	2/15/41	2,082	2,252
	UnitedHealth Group Inc.	3.050%	5/15/41	6,470	4,980
	UnitedHealth Group Inc.	4.625%	11/15/41	3,893	3,667
	UnitedHealth Group Inc.	4.375%	3/15/42	7,007	6,374
	UnitedHealth Group Inc.	3.950%	10/15/42	3,461	2,973
	UnitedHealth Group Inc.	4.250%	3/15/43	5,730	5,161
	UnitedHealth Group Inc.	5.500%	7/15/44	8,730	8,993
	UnitedHealth Group Inc.	4.750%	7/15/45	12,050	11,381
	UnitedHealth Group Inc.	4.200%	1/15/47	4,689	4,045
	UnitedHealth Group Inc.	4.250%	4/15/47	4,593	3,990
	UnitedHealth Group Inc.	3.750%	10/15/47	6,399	5,124
	UnitedHealth Group Inc.	4.250%	6/15/48	6,445	5,566
	UnitedHealth Group Inc.	4.450%	12/15/48	5,024	4,490
	UnitedHealth Group Inc.	3.700%	8/15/49	5,650	4,446
	UnitedHealth Group Inc.	2.900%	5/15/50	7,292	4,964
	UnitedHealth Group Inc.	3.250%	5/15/51	9,219	6,650
	UnitedHealth Group Inc.	4.750%	5/15/52	10,204	9,464
	UnitedHealth Group Inc.	5.875%	2/15/53	9,189	9,936
	UnitedHealth Group Inc.	5.050%	4/15/53	13,553	13,121
	UnitedHealth Group Inc.	5.375%	4/15/54	12,625	12,763
	UnitedHealth Group Inc.	5.625%	7/15/54	15,420	16,103
	UnitedHealth Group Inc.	3.875%	8/15/59	7,158	5,537
	UnitedHealth Group Inc.	3.125%	5/15/60	4,046	2,692
	UnitedHealth Group Inc.	4.950%	5/15/62	7,022	6,563
	UnitedHealth Group Inc.	6.050%	2/15/63	9,107	9,993
	UnitedHealth Group Inc.	5.200%	4/15/63	8,347	8,087
	UnitedHealth Group Inc.	5.500%	4/15/64	5,530	5,616
	UnitedHealth Group Inc.	5.750%	7/15/64	13,855	14,538
	UPMC	5.377%	5/15/43	1,708	1,754
	Utah Acquisition Sub Inc.	5.250%	6/15/46	3,758	3,262
	Viatris Inc.	3.850%	6/22/40	6,040	4,611
	Viatris Inc.	4.000%	6/22/50	12,825	9,098
[2]	WakeMed	3.286%	10/1/52	2,062	1,559
[2]	West Virginia United Health System Obligated Group	3.129%	6/1/50	2,307	1,592
[2]	Willis-Knighton Medical Center	4.813%	9/1/48	1,401	1,264
[2]	Willis-Knighton Medical Center	3.065%	3/1/51	1,978	1,349
	Wyeth LLC	5.950%	4/1/37	12,021	13,138
[2]	Yale-New Haven Health Services Corp.	2.496%	7/1/50	2,441	1,549
	Zimmer Biomet Holdings Inc.	5.750%	11/30/39	1,104	1,154
	Zoetis Inc.	4.700%	2/1/43	9,746	9,052
	Zoetis Inc.	3.950%	9/12/47	4,727	3,870
	Zoetis Inc.	4.450%	8/20/48	2,481	2,204

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Zoetis Inc.	3.000%	5/15/50	3,308	2,282
					2,248,369
Industrials (8.3%)
[2]	3M Co.	5.700%	3/15/37	2,351	2,552
[2]	3M Co.	3.875%	6/15/44	1,201	991
[2]	3M Co.	3.125%	9/19/46	2,594	1,858
[2]	3M Co.	3.625%	10/15/47	2,949	2,298
[2]	3M Co.	4.000%	9/14/48	6,778	5,757
	3M Co.	3.250%	8/26/49	6,788	4,921
	3M Co.	3.700%	4/15/50	3,690	2,874
	ABB Finance USA Inc.	4.375%	5/8/42	4,352	4,037
	Boeing Co.	3.250%	2/1/35	7,820	6,324
	Boeing Co.	3.550%	3/1/38	4,277	3,278
	Boeing Co.	3.500%	3/1/39	2,385	1,801
	Boeing Co.	6.875%	3/15/39	3,693	3,992
	Boeing Co.	5.875%	2/15/40	1,452	1,440
	Boeing Co.	5.705%	5/1/40	13,566	13,182
	Boeing Co.	3.650%	3/1/47	749	514
	Boeing Co.	3.625%	3/1/48	3,838	2,616
	Boeing Co.	3.850%	11/1/48	3,032	2,146
	Boeing Co.	3.900%	5/1/49	5,651	4,028
	Boeing Co.	3.750%	2/1/50	6,920	4,786
	Boeing Co.	5.805%	5/1/50	29,343	27,673
[3]	Boeing Co.	6.858%	5/1/54	15,650	16,853
	Boeing Co.	3.950%	8/1/59	9,146	6,150
	Boeing Co.	5.930%	5/1/60	21,066	19,893
[3]	Boeing Co.	7.008%	5/1/64	9,619	10,338
	Burlington Northern Santa Fe LLC	6.200%	8/15/36	1,506	1,692
	Burlington Northern Santa Fe LLC	6.150%	5/1/37	3,686	4,135
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	8,006	8,521
	Burlington Northern Santa Fe LLC	5.050%	3/1/41	5,592	5,537
	Burlington Northern Santa Fe LLC	5.400%	6/1/41	6,097	6,253
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	2,440	2,388
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	3,520	3,214
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	5,360	4,892
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	3,832	3,843
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	5,655	5,452
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	4,805	4,406
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	5,955	5,162
	Burlington Northern Santa Fe LLC	4.700%	9/1/45	2,274	2,125
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	4,633	3,847
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	4,308	3,689
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	4,935	4,168
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	3,641	3,111
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	4,045	3,137
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	4,569	3,184
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	4,591	3,356
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	3,783	2,526
	Burlington Northern Santa Fe LLC	4.450%	1/15/53	6,066	5,440
	Burlington Northern Santa Fe LLC	5.200%	4/15/54	8,226	8,241
	Burlington Northern Santa Fe LLC	5.500%	3/15/55	7,850	8,211
	Canadian National Railway Co.	6.200%	6/1/36	2,150	2,401
	Canadian National Railway Co.	6.375%	11/15/37	1,190	1,360
	Canadian National Railway Co.	3.200%	8/2/46	3,507	2,642
	Canadian National Railway Co.	3.650%	2/3/48	3,573	2,881
	Canadian National Railway Co.	4.450%	1/20/49	3,609	3,280
	Canadian National Railway Co.	2.450%	5/1/50	3,826	2,401
	Canadian National Railway Co.	4.400%	8/5/52	3,133	2,822
	Canadian Pacific Railway Co.	4.800%	9/15/35	3,202	3,152
	Canadian Pacific Railway Co.	5.950%	5/15/37	5,173	5,525
	Canadian Pacific Railway Co.	3.000%	12/2/41	3,362	2,550
	Canadian Pacific Railway Co.	4.300%	5/15/43	3,439	3,045
	Canadian Pacific Railway Co.	4.800%	8/1/45	2,991	2,796
	Canadian Pacific Railway Co.	4.950%	8/15/45	3,158	2,989
	Canadian Pacific Railway Co.	4.700%	5/1/48	1,961	1,792
	Canadian Pacific Railway Co.	3.500%	5/1/50	4,297	3,244
	Canadian Pacific Railway Co.	3.100%	12/2/51	10,614	7,386
	Canadian Pacific Railway Co.	4.200%	11/15/69	1,812	1,439
	Canadian Pacific Railway Co.	6.125%	9/15/15	4,944	5,269

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Carrier Global Corp.	3.377%	4/5/40	8,845	7,144
	Carrier Global Corp.	3.577%	4/5/50	8,258	6,334
	Carrier Global Corp.	6.200%	3/15/54	3,817	4,328
	Caterpillar Inc.	6.050%	8/15/36	1,970	2,223
	Caterpillar Inc.	5.200%	5/27/41	5,304	5,417
	Caterpillar Inc.	3.803%	8/15/42	9,652	8,243
	Caterpillar Inc.	4.300%	5/15/44	3,856	3,509
	Caterpillar Inc.	3.250%	9/19/49	5,852	4,358
	Caterpillar Inc.	3.250%	4/9/50	7,170	5,352
	Caterpillar Inc.	4.750%	5/15/64	2,924	2,722
	CSX Corp.	6.000%	10/1/36	1,794	1,971
	CSX Corp.	6.150%	5/1/37	5,171	5,758
	CSX Corp.	6.220%	4/30/40	3,011	3,350
	CSX Corp.	5.500%	4/15/41	3,326	3,429
	CSX Corp.	4.750%	5/30/42	4,925	4,658
	CSX Corp.	4.400%	3/1/43	2,278	2,054
	CSX Corp.	4.100%	3/15/44	3,672	3,173
	CSX Corp.	3.800%	11/1/46	5,829	4,721
	CSX Corp.	4.300%	3/1/48	6,213	5,419
	CSX Corp.	4.750%	11/15/48	4,716	4,397
	CSX Corp.	4.500%	3/15/49	2,587	2,314
	CSX Corp.	3.350%	9/15/49	2,576	1,899
	CSX Corp.	3.800%	4/15/50	2,505	2,023
	CSX Corp.	3.950%	5/1/50	3,079	2,541
	CSX Corp.	2.500%	5/15/51	4,062	2,517
	CSX Corp.	4.500%	11/15/52	4,542	4,093
	CSX Corp.	4.500%	8/1/54	2,464	2,195
	CSX Corp.	4.250%	11/1/66	4,044	3,315
	CSX Corp.	4.650%	3/1/68	1,961	1,738
	Cummins Inc.	4.875%	10/1/43	2,929	2,816
	Cummins Inc.	2.600%	9/1/50	4,025	2,548
	Cummins Inc.	5.450%	2/20/54	4,753	4,878
	Deere & Co.	3.900%	6/9/42	7,802	6,805
	Deere & Co.	2.875%	9/7/49	3,409	2,399
	Deere & Co.	3.750%	4/15/50	4,130	3,432
	Dover Corp.	5.375%	10/15/35	2,355	2,473
	Dover Corp.	5.375%	3/1/41	1,939	1,966
	Eaton Corp.	4.150%	11/2/42	6,896	6,123
	Eaton Corp.	4.700%	8/23/52	3,877	3,643
	Emerson Electric Co.	5.250%	11/15/39	3,535	3,694
	Emerson Electric Co.	2.750%	10/15/50	2,720	1,828
	Emerson Electric Co.	2.800%	12/21/51	5,847	3,875
	FedEx Corp.	3.900%	2/1/35	2,608	2,409
	FedEx Corp.	3.250%	5/15/41	4,579	3,506
	FedEx Corp.	3.875%	8/1/42	3,055	2,490
	FedEx Corp.	4.100%	4/15/43	2,792	2,335
	FedEx Corp.	5.100%	1/15/44	3,587	3,440
	FedEx Corp.	4.100%	2/1/45	3,202	2,636
	FedEx Corp.	4.750%	11/15/45	5,601	5,037
	FedEx Corp.	4.550%	4/1/46	6,226	5,443
	FedEx Corp.	4.400%	1/15/47	3,846	3,266
	FedEx Corp.	4.050%	2/15/48	5,265	4,254
	FedEx Corp.	4.950%	10/17/48	5,689	5,242
	FedEx Corp.	5.250%	5/15/50	7,661	7,407
	Fortive Corp.	4.300%	6/15/46	3,431	2,951
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	6,741	6,479
	General Dynamics Corp.	4.250%	4/1/40	3,659	3,345
	General Dynamics Corp.	2.850%	6/1/41	2,974	2,235
	General Dynamics Corp.	3.600%	11/15/42	2,622	2,150
	General Dynamics Corp.	4.250%	4/1/50	2,539	2,239
[2]	General Electric Co.	5.875%	1/14/38	5,029	5,404
[2]	General Electric Co.	6.875%	1/10/39	4,420	5,225
	General Electric Co.	4.500%	3/11/44	4,109	3,759
	General Electric Co.	4.350%	5/1/50	2,568	2,277
	Honeywell International Inc.	5.000%	3/1/35	10,810	11,085
	Honeywell International Inc.	5.700%	3/15/36	2,957	3,218
	Honeywell International Inc.	5.700%	3/15/37	2,668	2,893
	Honeywell International Inc.	5.375%	3/1/41	2,801	2,902
	Honeywell International Inc.	3.812%	11/21/47	2,639	2,167
	Honeywell International Inc.	2.800%	6/1/50	5,681	3,928

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Honeywell International Inc.	5.250%	3/1/54	9,369	9,511
	Honeywell International Inc.	5.350%	3/1/64	4,320	4,421
	Howmet Aerospace Inc.	5.950%	2/1/37	4,175	4,517
	Illinois Tool Works Inc.	4.875%	9/15/41	2,799	2,765
	Illinois Tool Works Inc.	3.900%	9/1/42	6,639	5,750
	Ingersoll Rand Inc.	5.700%	6/15/54	3,550	3,696
[2]	Johnson Controls International plc	6.000%	1/15/36	2,010	2,166
[2]	Johnson Controls International plc	4.625%	7/2/44	3,670	3,276
	Johnson Controls International plc	4.500%	2/15/47	2,677	2,345
[2]	Johnson Controls International plc	4.950%	7/2/64	2,089	1,881
	L3Harris Technologies Inc.	4.854%	4/27/35	2,201	2,176
	L3Harris Technologies Inc.	6.150%	12/15/40	1,238	1,336
	L3Harris Technologies Inc.	5.600%	7/31/53	4,590	4,733
	L3Harris Technologies Inc.	5.500%	8/15/54	3,195	3,232
	Lockheed Martin Corp.	3.600%	3/1/35	3,066	2,805
	Lockheed Martin Corp.	4.500%	5/15/36	4,354	4,287
[2]	Lockheed Martin Corp.	6.150%	9/1/36	1,748	1,971
	Lockheed Martin Corp.	5.720%	6/1/40	2,792	2,998
	Lockheed Martin Corp.	4.070%	12/15/42	8,700	7,708
	Lockheed Martin Corp.	3.800%	3/1/45	8,120	6,808
	Lockheed Martin Corp.	4.700%	5/15/46	5,089	4,837
	Lockheed Martin Corp.	2.800%	6/15/50	5,357	3,602
	Lockheed Martin Corp.	4.090%	9/15/52	8,370	7,106
	Lockheed Martin Corp.	4.150%	6/15/53	5,629	4,814
	Lockheed Martin Corp.	5.700%	11/15/54	6,483	7,045
	Lockheed Martin Corp.	5.200%	2/15/55	3,294	3,347
	Lockheed Martin Corp.	4.300%	6/15/62	3,697	3,178
	Lockheed Martin Corp.	5.900%	11/15/63	4,492	5,023
	Lockheed Martin Corp.	5.200%	2/15/64	3,792	3,816
[2]	Nature Conservancy	3.957%	3/1/52	1,300	1,128
	Norfolk Southern Corp.	4.837%	10/1/41	4,524	4,322
	Norfolk Southern Corp.	3.950%	10/1/42	4,932	4,167
	Norfolk Southern Corp.	4.650%	1/15/46	3,014	2,754
	Norfolk Southern Corp.	3.942%	11/1/47	6,282	5,104
	Norfolk Southern Corp.	4.150%	2/28/48	3,768	3,182
	Norfolk Southern Corp.	4.100%	5/15/49	2,308	1,911
	Norfolk Southern Corp.	3.400%	11/1/49	3,274	2,404
	Norfolk Southern Corp.	3.050%	5/15/50	9,489	6,523
	Norfolk Southern Corp.	4.050%	8/15/52	4,270	3,485
	Norfolk Southern Corp.	3.700%	3/15/53	2,383	1,820
	Norfolk Southern Corp.	4.550%	6/1/53	4,536	4,014
	Norfolk Southern Corp.	5.350%	8/1/54	6,193	6,213
	Norfolk Southern Corp.	3.155%	5/15/55	6,272	4,212
	Norfolk Southern Corp.	5.950%	3/15/64	3,849	4,167
	Norfolk Southern Corp.	5.100%	8/1/18	950	853
	Norfolk Southern Corp.	4.100%	5/15/21	3,539	2,698
	Northrop Grumman Corp.	5.150%	5/1/40	3,248	3,242
	Northrop Grumman Corp.	5.050%	11/15/40	1,407	1,384
	Northrop Grumman Corp.	4.750%	6/1/43	8,283	7,768
	Northrop Grumman Corp.	3.850%	4/15/45	3,537	2,907
	Northrop Grumman Corp.	4.030%	10/15/47	13,850	11,541
	Northrop Grumman Corp.	5.250%	5/1/50	4,405	4,392
	Northrop Grumman Corp.	4.950%	3/15/53	5,434	5,172
	Northrop Grumman Corp.	5.200%	6/1/54	6,490	6,422
	Otis Worldwide Corp.	3.112%	2/15/40	3,892	3,016
	Otis Worldwide Corp.	3.362%	2/15/50	5,288	3,884
[2]	Parker-Hannifin Corp.	4.200%	11/21/34	2,781	2,653
[2]	Parker-Hannifin Corp.	6.250%	5/15/38	1,101	1,228
[2]	Parker-Hannifin Corp.	4.450%	11/21/44	4,233	3,772
	Parker-Hannifin Corp.	4.100%	3/1/47	3,278	2,762
	Parker-Hannifin Corp.	4.000%	6/14/49	4,783	3,961
	Precision Castparts Corp.	3.900%	1/15/43	3,064	2,615
	Precision Castparts Corp.	4.375%	6/15/45	1,702	1,557
	Republic Services Inc.	5.200%	11/15/34	2,340	2,410
	Republic Services Inc.	6.200%	3/1/40	2,331	2,576
	Republic Services Inc.	5.700%	5/15/41	2,333	2,438
	Republic Services Inc.	3.050%	3/1/50	1,328	935
	Rockwell Automation Inc.	4.200%	3/1/49	4,356	3,782
	Rockwell Automation Inc.	2.800%	8/15/61	2,900	1,772
	RTX Corp.	5.400%	5/1/35	2,154	2,240

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	RTX Corp.	6.050%	6/1/36	762	832
	RTX Corp.	6.125%	7/15/38	3,032	3,315
	RTX Corp.	4.450%	11/16/38	6,256	5,826
	RTX Corp.	5.700%	4/15/40	164	173
	RTX Corp.	4.875%	10/15/40	5,734	5,484
	RTX Corp.	4.700%	12/15/41	1,512	1,400
	RTX Corp.	4.500%	6/1/42	23,419	21,200
	RTX Corp.	4.800%	12/15/43	2,195	2,033
	RTX Corp.	4.150%	5/15/45	5,618	4,772
	RTX Corp.	3.750%	11/1/46	7,053	5,594
	RTX Corp.	4.350%	4/15/47	6,767	5,864
	RTX Corp.	4.050%	5/4/47	3,586	2,964
	RTX Corp.	4.625%	11/16/48	6,364	5,744
	RTX Corp.	3.125%	7/1/50	5,936	4,127
	RTX Corp.	2.820%	9/1/51	5,677	3,673
	RTX Corp.	3.030%	3/15/52	6,741	4,545
	RTX Corp.	5.375%	2/27/53	7,258	7,261
	RTX Corp.	6.400%	3/15/54	11,060	12,690
	Trane Technologies Financing Ltd.	4.650%	11/1/44	856	787
	Trane Technologies Financing Ltd.	4.500%	3/21/49	1,917	1,713
	Trane Technologies Global Holding Co. Ltd.	5.750%	6/15/43	2,907	3,083
	Trane Technologies Global Holding Co. Ltd.	4.300%	2/21/48	1,649	1,430
	Tyco Electronics Group SA	7.125%	10/1/37	1,813	2,173
	Union Pacific Corp.	3.375%	2/1/35	1,501	1,343
	Union Pacific Corp.	2.891%	4/6/36	4,321	3,645
	Union Pacific Corp.	3.600%	9/15/37	6,482	5,695
[2]	Union Pacific Corp.	3.550%	8/15/39	2,626	2,249
	Union Pacific Corp.	3.200%	5/20/41	7,421	5,860
	Union Pacific Corp.	3.375%	2/14/42	2,759	2,205
	Union Pacific Corp.	4.050%	11/15/45	2,295	1,958
	Union Pacific Corp.	4.050%	3/1/46	1,584	1,343
	Union Pacific Corp.	3.350%	8/15/46	1,611	1,214
	Union Pacific Corp.	4.000%	4/15/47	2,751	2,293
	Union Pacific Corp.	4.300%	3/1/49	157	137
	Union Pacific Corp.	3.250%	2/5/50	11,816	8,662
	Union Pacific Corp.	3.799%	10/1/51	6,357	5,099
	Union Pacific Corp.	2.950%	3/10/52	4,546	3,112
	Union Pacific Corp.	4.950%	9/9/52	2,399	2,343
	Union Pacific Corp.	3.500%	2/14/53	9,750	7,384
	Union Pacific Corp.	4.950%	5/15/53	2,817	2,751
	Union Pacific Corp.	3.875%	2/1/55	4,386	3,497
	Union Pacific Corp.	3.950%	8/15/59	3,322	2,652
	Union Pacific Corp.	3.839%	3/20/60	12,118	9,386
	Union Pacific Corp.	3.550%	5/20/61	3,382	2,441
	Union Pacific Corp.	2.973%	9/16/62	5,475	3,439
	Union Pacific Corp.	5.150%	1/20/63	1,801	1,759
	Union Pacific Corp.	4.100%	9/15/67	4,129	3,292
	Union Pacific Corp.	3.750%	2/5/70	3,540	2,603
	Union Pacific Corp.	3.799%	4/6/71	7,031	5,224
	Union Pacific Corp.	3.850%	2/14/72	2,291	1,735
[2]	United Airlines Pass-Through Trust Class A Series 2023-1	5.800%	1/15/36	7,611	7,865
[2]	United Airlines Pass-Through Trust Class A Series 2024-1	5.875%	2/15/37	1,925	1,961
[2]	United Airlines Pass-Through Trust Class AA Series 2024-1	5.450%	2/15/37	4,850	4,991
	United Parcel Service Inc.	6.200%	1/15/38	8,688	9,756
	United Parcel Service Inc.	5.200%	4/1/40	4,091	4,131
	United Parcel Service Inc.	4.875%	11/15/40	3,451	3,359
	United Parcel Service Inc.	3.625%	10/1/42	2,457	2,008
	United Parcel Service Inc.	3.400%	11/15/46	2,550	1,996
	United Parcel Service Inc.	3.750%	11/15/47	7,185	5,718
	United Parcel Service Inc.	4.250%	3/15/49	4,558	3,936
	United Parcel Service Inc.	3.400%	9/1/49	2,968	2,247
	United Parcel Service Inc.	5.300%	4/1/50	8,020	8,111
	United Parcel Service Inc.	5.050%	3/3/53	6,625	6,485
	United Parcel Service Inc.	5.500%	5/22/54	5,670	5,895
	United Parcel Service Inc.	5.600%	5/22/64	3,755	3,915
	Valmont Industries Inc.	5.000%	10/1/44	2,736	2,560
	Valmont Industries Inc.	5.250%	10/1/54	1,153	1,072
	Waste Connections Inc.	3.050%	4/1/50	3,107	2,182
	Waste Connections Inc.	2.950%	1/15/52	5,235	3,546
	Waste Management Inc.	2.950%	6/1/41	3,353	2,534

Long-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Waste Management Inc.	4.100%	3/1/45	2,560	2,217
Waste Management Inc.	4.150%	7/15/49	2,906	2,530
Waste Management Inc.	2.500%	11/15/50	3,413	2,173
WW Grainger Inc.	4.600%	6/15/45	6,099	5,722
WW Grainger Inc.	3.750%	5/15/46	2,285	1,867
WW Grainger Inc.	4.200%	5/15/47	2,224	1,958
Xylem Inc.	4.375%	11/1/46	2,322	2,029
				1,148,507
Materials (3.3%)
Air Products and Chemicals Inc.	2.700%	5/15/40	4,372	3,276
Air Products and Chemicals Inc.	2.800%	5/15/50	5,603	3,798
Albemarle Corp.	5.450%	12/1/44	2,210	2,022
Albemarle Corp.	5.650%	6/1/52	2,593	2,346
ArcelorMittal SA	7.000%	10/15/39	4,042	4,493
ArcelorMittal SA	6.750%	3/1/41	2,238	2,378
ArcelorMittal SA	6.350%	6/17/54	2,795	2,810
Barrick Gold Corp.	6.450%	10/15/35	1,715	1,906
Barrick Gold Corp.	5.250%	4/1/42	1,213	1,192
Barrick North America Finance LLC	5.700%	5/30/41	5,157	5,324
Barrick North America Finance LLC	5.750%	5/1/43	4,980	5,141
Barrick PD Australia Finance Pty Ltd.	5.950%	10/15/39	5,199	5,505
BHP Billiton Finance USA Ltd.	4.125%	2/24/42	6,702	5,919
BHP Billiton Finance USA Ltd.	5.000%	9/30/43	15,408	15,088
BHP Billiton Finance USA Ltd.	5.500%	9/8/53	2,215	2,303
Celulosa Arauco y Constitucion SA	5.500%	11/2/47	1,833	1,696
CF Industries Inc.	4.950%	6/1/43	4,020	3,684
CF Industries Inc.	5.375%	3/15/44	4,746	4,562
Dow Chemical Co.	4.250%	10/1/34	3,434	3,250
Dow Chemical Co.	9.400%	5/15/39	1,941	2,669
Dow Chemical Co.	5.250%	11/15/41	4,851	4,728
Dow Chemical Co.	4.375%	11/15/42	8,311	7,164
Dow Chemical Co.	4.625%	10/1/44	2,870	2,536
Dow Chemical Co.	5.550%	11/30/48	5,275	5,213
Dow Chemical Co.	4.800%	5/15/49	4,356	3,859
Dow Chemical Co.	3.600%	11/15/50	6,615	4,833
Dow Chemical Co.	6.900%	5/15/53	5,305	6,168
Dow Chemical Co.	5.600%	2/15/54	3,860	3,879
DuPont de Nemours Inc.	5.319%	11/15/38	4,886	5,251
DuPont de Nemours Inc.	5.419%	11/15/48	12,474	13,530
Eastman Chemical Co.	4.800%	9/1/42	2,948	2,688
Eastman Chemical Co.	4.650%	10/15/44	5,308	4,693
Ecolab Inc.	2.125%	8/15/50	2,367	1,396
Ecolab Inc.	2.700%	12/15/51	5,412	3,545
Ecolab Inc.	2.750%	8/18/55	3,981	2,573
FMC Corp.	4.500%	10/1/49	2,906	2,329
FMC Corp.	6.375%	5/18/53	3,011	3,158
Freeport-McMoRan Inc.	5.400%	11/14/34	4,305	4,382
Freeport-McMoRan Inc.	5.450%	3/15/43	10,056	9,796
International Flavors & Fragrances Inc.	4.375%	6/1/47	2,341	1,917
International Flavors & Fragrances Inc.	5.000%	9/26/48	5,255	4,725
International Paper Co.	5.000%	9/15/35	2,554	2,562
International Paper Co.	6.000%	11/15/41	5,051	5,403
International Paper Co.	4.800%	6/15/44	4,646	4,249
International Paper Co.	5.150%	5/15/46	2,764	2,633
International Paper Co.	4.400%	8/15/47	4,151	3,552
International Paper Co.	4.350%	8/15/48	4,600	3,919
Lafarge SA	7.125%	7/15/36	3,264	3,761
Linde Inc.	3.550%	11/7/42	3,058	2,531
Linde Inc.	2.000%	8/10/50	2,858	1,638
Lubrizol Corp.	6.500%	10/1/34	1,434	1,654
LYB International Finance BV	5.250%	7/15/43	4,622	4,378
LYB International Finance BV	4.875%	3/15/44	5,228	4,748
LYB International Finance III LLC	3.375%	10/1/40	5,908	4,545
LYB International Finance III LLC	4.200%	10/15/49	5,512	4,404
LYB International Finance III LLC	4.200%	5/1/50	5,544	4,404
LYB International Finance III LLC	3.625%	4/1/51	5,845	4,210
LYB International Finance III LLC	3.800%	10/1/60	3,226	2,327
LyondellBasell Industries NV	4.625%	2/26/55	5,881	4,993
Martin Marietta Materials Inc.	4.250%	12/15/47	2,518	2,136

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Martin Marietta Materials Inc.	3.200%	7/15/51	6,422	4,489
	Mosaic Co.	4.875%	11/15/41	2,000	1,825
	Mosaic Co.	5.625%	11/15/43	3,214	3,197
[2]	Newmont Corp.	5.875%	4/1/35	3,042	3,273
	Newmont Corp.	6.250%	10/1/39	5,734	6,361
	Newmont Corp.	4.875%	3/15/42	10,793	10,396
	Newmont Corp.	5.450%	6/9/44	2,987	3,009
	Nucor Corp.	6.400%	12/1/37	3,333	3,781
	Nucor Corp.	5.200%	8/1/43	4,201	4,220
	Nucor Corp.	3.850%	4/1/52	1,570	1,245
	Nucor Corp.	2.979%	12/15/55	3,743	2,379
	Nutrien Ltd.	4.125%	3/15/35	3,206	2,936
	Nutrien Ltd.	5.875%	12/1/36	2,786	2,952
	Nutrien Ltd.	5.625%	12/1/40	2,574	2,599
	Nutrien Ltd.	6.125%	1/15/41	1,800	1,910
	Nutrien Ltd.	4.900%	6/1/43	2,529	2,339
	Nutrien Ltd.	5.250%	1/15/45	1,307	1,251
	Nutrien Ltd.	5.000%	4/1/49	6,251	5,759
	Nutrien Ltd.	3.950%	5/13/50	3,568	2,817
	Nutrien Ltd.	5.800%	3/27/53	6,906	7,127
	Packaging Corp. of America	4.050%	12/15/49	2,301	1,865
	Packaging Corp. of America	3.050%	10/1/51	4,298	2,947
	Rio Tinto Alcan Inc.	5.750%	6/1/35	2,408	2,603
	Rio Tinto Finance USA Ltd.	5.200%	11/2/40	8,512	8,593
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	9,464	6,187
	Rio Tinto Finance USA plc	4.750%	3/22/42	3,462	3,311
	Rio Tinto Finance USA plc	4.125%	8/21/42	4,982	4,382
	Rio Tinto Finance USA plc	5.125%	3/9/53	6,172	6,127
	RPM International Inc.	5.250%	6/1/45	1,805	1,706
	RPM International Inc.	4.250%	1/15/48	1,940	1,677
	Sherwin-Williams Co.	4.000%	12/15/42	1,887	1,577
	Sherwin-Williams Co.	4.550%	8/1/45	2,690	2,369
	Sherwin-Williams Co.	4.500%	6/1/47	6,419	5,690
	Sherwin-Williams Co.	3.800%	8/15/49	1,862	1,469
	Sherwin-Williams Co.	3.300%	5/15/50	3,066	2,192
	Sherwin-Williams Co.	2.900%	3/15/52	2,696	1,774
[3]	Smurfit Kappa Treasury ULC	5.777%	4/3/54	6,745	7,097
	Sonoco Products Co.	5.750%	11/1/40	2,488	2,565
	Southern Copper Corp.	7.500%	7/27/35	6,789	8,013
	Southern Copper Corp.	6.750%	4/16/40	7,736	8,717
	Southern Copper Corp.	5.250%	11/8/42	6,411	6,174
	Southern Copper Corp.	5.875%	4/23/45	9,472	9,683
	Steel Dynamics Inc.	3.250%	10/15/50	2,357	1,604
	Vale Overseas Ltd.	6.875%	11/21/36	5,340	5,858
	Vale Overseas Ltd.	6.875%	11/10/39	6,402	6,973
	Vale Overseas Ltd.	6.400%	6/28/54	6,300	6,413
	Vale SA	5.625%	9/11/42	2,144	2,150
	Vulcan Materials Co.	4.500%	6/15/47	4,211	3,671
	Vulcan Materials Co.	4.700%	3/1/48	2,275	2,065
	Westlake Corp.	2.875%	8/15/41	3,990	2,840
	Westlake Corp.	5.000%	8/15/46	3,161	2,891
	Westlake Corp.	4.375%	11/15/47	1,853	1,563
	Westlake Corp.	3.125%	8/15/51	4,233	2,772
	Westlake Corp.	3.375%	8/15/61	2,655	1,692
					456,847
Real Estate (1.5%)
	Alexandria Real Estate Equities Inc.	4.750%	4/15/35	2,993	2,889
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	1,896	1,677
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	4,555	3,499
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	4,895	3,116
	Alexandria Real Estate Equities Inc.	3.550%	3/15/52	6,279	4,434
	Alexandria Real Estate Equities Inc.	5.150%	4/15/53	2,875	2,642
	Alexandria Real Estate Equities Inc.	5.625%	5/15/54	2,640	2,594
	American Homes 4 Rent LP	3.375%	7/15/51	1,680	1,154
	American Homes 4 Rent LP	4.300%	4/15/52	2,301	1,863
	American Tower Corp.	3.700%	10/15/49	3,018	2,289
	American Tower Corp.	3.100%	6/15/50	5,054	3,446
	American Tower Corp.	2.950%	1/15/51	6,991	4,626
[2]	AvalonBay Communities Inc.	3.900%	10/15/46	1,850	1,500

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[2]	AvalonBay Communities Inc.	4.150%	7/1/47	1,261	1,063
[2]	AvalonBay Communities Inc.	4.350%	4/15/48	1,505	1,309
	Boston Properties LP	5.750%	1/15/35	4,000	3,981
	Brixmor Operating Partnership LP	5.750%	2/15/35	2,920	3,020
	Camden Property Trust	3.350%	11/1/49	3,138	2,260
	Cousins Properties LP	5.875%	10/1/34	2,925	2,941
	Crown Castle Inc.	2.900%	4/1/41	7,195	5,217
	Crown Castle Inc.	4.750%	5/15/47	1,079	957
	Crown Castle Inc.	5.200%	2/15/49	3,010	2,840
	Crown Castle Inc.	4.000%	11/15/49	2,423	1,926
	Crown Castle Inc.	4.150%	7/1/50	2,963	2,425
	Crown Castle Inc.	3.250%	1/15/51	6,668	4,634
	Equinix Inc.	3.000%	7/15/50	3,975	2,638
	Equinix Inc.	2.950%	9/15/51	3,725	2,417
	Equinix Inc.	3.400%	2/15/52	2,916	2,071
	ERP Operating LP	4.500%	7/1/44	5,119	4,607
	ERP Operating LP	4.500%	6/1/45	1,889	1,663
	ERP Operating LP	4.000%	8/1/47	1,172	945
	Essex Portfolio LP	4.500%	3/15/48	2,278	1,972
	Essex Portfolio LP	2.650%	9/1/50	295	180
	Extra Space Storage LP	5.350%	1/15/35	2,340	2,358
	Federal Realty OP LP	4.500%	12/1/44	3,872	3,224
	GLP Capital LP	6.250%	9/15/54	3,875	3,976
	Healthpeak OP LLC	6.750%	2/1/41	1,631	1,827
	Host Hotels & Resorts LP	5.500%	4/15/35	4,100	4,060
	Kilroy Realty LP	2.650%	11/15/33	911	697
	Kilroy Realty LP	6.250%	1/15/36	685	680
	Kimco Realty OP LLC	6.400%	3/1/34	1,185	1,305
	Kimco Realty OP LLC	4.250%	4/1/45	1,245	1,044
	Kimco Realty OP LLC	4.125%	12/1/46	1,083	864
	Kimco Realty OP LLC	4.450%	9/1/47	1,148	964
	Kimco Realty OP LLC	3.700%	10/1/49	1,007	769
	Mid-America Apartments LP	2.875%	9/15/51	3,204	2,073
	NNN REIT Inc.	5.500%	6/15/34	1,500	1,532
	NNN REIT Inc.	4.800%	10/15/48	1,176	1,042
	NNN REIT Inc.	3.100%	4/15/50	1,282	855
	NNN REIT Inc.	3.000%	4/15/52	6,659	4,287
	Prologis LP	4.375%	9/15/48	2,297	2,014
	Prologis LP	3.050%	3/1/50	4,647	3,190
	Prologis LP	3.000%	4/15/50	6,410	4,371
	Prologis LP	2.125%	10/15/50	4,380	2,430
	Prologis LP	5.250%	6/15/53	4,484	4,452
	Prologis LP	5.250%	3/15/54	4,425	4,387
	Public Storage Operating Co.	5.350%	8/1/53	8,530	8,608
	Realty Income Corp.	4.650%	3/15/47	4,177	3,779
	Realty Income Corp.	5.375%	9/1/54	2,150	2,119
	Regency Centers LP	5.100%	1/15/35	1,900	1,905
	Regency Centers LP	4.400%	2/1/47	2,070	1,762
	Regency Centers LP	4.650%	3/15/49	2,583	2,259
	Simon Property Group LP	6.750%	2/1/40	3,932	4,460
	Simon Property Group LP	4.750%	3/15/42	2,861	2,650
	Simon Property Group LP	4.250%	10/1/44	797	680
	Simon Property Group LP	4.250%	11/30/46	3,006	2,537
	Simon Property Group LP	3.250%	9/13/49	7,979	5,655
	Simon Property Group LP	3.800%	7/15/50	4,187	3,242
	Simon Property Group LP	5.850%	3/8/53	2,864	2,989
	Simon Property Group LP	6.650%	1/15/54	2,353	2,736
	UDR Inc.	5.125%	9/1/34	1,200	1,195
	UDR Inc.	3.100%	11/1/34	2,244	1,879
	Ventas Realty LP	5.700%	9/30/43	4,424	4,480
	Ventas Realty LP	4.375%	2/1/45	1,992	1,692
	VICI Properties LP	5.625%	5/15/52	4,558	4,321
	VICI Properties LP	6.125%	4/1/54	2,596	2,638
	Welltower OP LLC	6.500%	3/15/41	1,898	2,101
	Welltower OP LLC	4.950%	9/1/48	2,680	2,534
	Weyerhaeuser Co.	4.000%	3/9/52	2,615	2,049
					205,466
Technology (8.5%)
	Advanced Micro Devices Inc.	4.393%	6/1/52	3,692	3,379

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Analog Devices Inc.	2.800%	10/1/41	3,922	2,893
	Analog Devices Inc.	5.300%	12/15/45	809	819
	Analog Devices Inc.	2.950%	10/1/51	6,471	4,464
	Analog Devices Inc.	5.300%	4/1/54	3,200	3,277
	Apple Inc.	4.500%	2/23/36	6,994	7,139
	Apple Inc.	2.375%	2/8/41	13,703	10,003
	Apple Inc.	3.850%	5/4/43	19,284	17,033
	Apple Inc.	4.450%	5/6/44	3,849	3,759
	Apple Inc.	3.450%	2/9/45	13,562	11,157
	Apple Inc.	4.375%	5/13/45	10,384	9,769
	Apple Inc.	4.650%	2/23/46	18,831	18,414
	Apple Inc.	3.850%	8/4/46	11,704	10,094
	Apple Inc.	4.250%	2/9/47	9,660	8,916
	Apple Inc.	3.750%	9/12/47	5,633	4,744
	Apple Inc.	3.750%	11/13/47	7,693	6,461
	Apple Inc.	2.950%	9/11/49	10,481	7,564
	Apple Inc.	2.650%	5/11/50	14,125	9,569
	Apple Inc.	2.400%	8/20/50	8,235	5,312
	Apple Inc.	2.650%	2/8/51	14,190	9,558
	Apple Inc.	2.700%	8/5/51	11,225	7,597
	Apple Inc.	3.950%	8/8/52	11,465	9,867
	Apple Inc.	4.850%	5/10/53	3,915	3,975
	Apple Inc.	2.550%	8/20/60	9,842	6,433
	Apple Inc.	2.800%	2/8/61	10,389	6,821
	Apple Inc.	2.850%	8/5/61	10,144	6,735
	Apple Inc.	4.100%	8/8/62	9,901	8,539
	Applied Materials Inc.	5.100%	10/1/35	3,545	3,700
	Applied Materials Inc.	5.850%	6/15/41	1,889	2,073
	Applied Materials Inc.	4.350%	4/1/47	5,808	5,279
	Applied Materials Inc.	2.750%	6/1/50	3,997	2,737
[3]	Broadcom Inc.	3.137%	11/15/35	21,771	18,199
[3]	Broadcom Inc.	3.187%	11/15/36	15,878	13,142
[3]	Broadcom Inc.	4.926%	5/15/37	15,101	14,761
[3]	Broadcom Inc.	3.500%	2/15/41	16,359	13,070
[3]	Broadcom Inc.	3.750%	2/15/51	11,411	8,869
	Cisco Systems Inc.	5.900%	2/15/39	12,047	13,329
	Cisco Systems Inc.	5.500%	1/15/40	10,257	10,865
	Cisco Systems Inc.	5.300%	2/26/54	13,543	13,970
	Cisco Systems Inc.	5.350%	2/26/64	6,375	6,583
	Corning Inc.	4.700%	3/15/37	1,805	1,748
	Corning Inc.	5.750%	8/15/40	2,323	2,400
	Corning Inc.	4.750%	3/15/42	3,775	3,488
	Corning Inc.	5.350%	11/15/48	3,027	2,991
	Corning Inc.	3.900%	11/15/49	2,289	1,830
	Corning Inc.	4.375%	11/15/57	4,951	4,080
	Corning Inc.	5.850%	11/15/68	1,212	1,253
	Corning Inc.	5.450%	11/15/79	6,492	6,304
	Dell Inc.	6.500%	4/15/38	2,731	2,956
	Dell International LLC	8.100%	7/15/36	5,850	7,196
	Dell International LLC	3.375%	12/15/41	6,518	4,981
	Dell International LLC	8.350%	7/15/46	2,934	3,886
	Dell International LLC	3.450%	12/15/51	5,530	3,941
	Fidelity National Information Services Inc.	3.100%	3/1/41	2,569	1,933
	Fidelity National Information Services Inc.	4.500%	8/15/46	1,908	1,628
	Fiserv Inc.	4.400%	7/1/49	11,789	10,105
	Hewlett Packard Enterprise Co.	6.200%	10/15/35	4,355	4,689
	Hewlett Packard Enterprise Co.	6.350%	10/15/45	7,042	7,564
	HP Inc.	6.000%	9/15/41	7,284	7,677
	IBM International Capital Pte. Ltd.	5.250%	2/5/44	7,765	7,730
	IBM International Capital Pte. Ltd.	5.300%	2/5/54	10,815	10,645
	Intel Corp.	4.600%	3/25/40	4,969	4,371
	Intel Corp.	2.800%	8/12/41	6,772	4,624
	Intel Corp.	4.800%	10/1/41	4,168	3,694
	Intel Corp.	4.250%	12/15/42	3,957	3,212
	Intel Corp.	5.625%	2/10/43	5,249	5,084
	Intel Corp.	4.900%	7/29/45	5,561	4,843
	Intel Corp.	4.100%	5/19/46	8,753	6,762
	Intel Corp.	4.100%	5/11/47	4,301	3,309
	Intel Corp.	3.734%	12/8/47	10,513	7,496
	Intel Corp.	3.250%	11/15/49	10,212	6,630

Long-Term Corporate Bond Index Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Intel Corp.	4.750%	3/25/50	9,851	8,260
Intel Corp.	3.050%	8/12/51	7,524	4,680
Intel Corp.	4.900%	8/5/52	11,840	10,081
Intel Corp.	5.700%	2/10/53	10,473	10,009
Intel Corp.	3.100%	2/15/60	9,084	5,346
Intel Corp.	4.950%	3/25/60	5,369	4,524
Intel Corp.	3.200%	8/12/61	4,047	2,374
Intel Corp.	5.050%	8/5/62	11,333	9,529
Intel Corp.	5.900%	2/10/63	8,076	7,807
International Business Machines Corp.	4.150%	5/15/39	15,616	14,007
International Business Machines Corp.	5.600%	11/30/39	3,910	4,128
International Business Machines Corp.	2.850%	5/15/40	3,152	2,367
International Business Machines Corp.	4.000%	6/20/42	6,309	5,402
International Business Machines Corp.	4.700%	2/19/46	2,356	2,165
International Business Machines Corp.	4.250%	5/15/49	14,378	12,221
International Business Machines Corp.	2.950%	5/15/50	6,512	4,374
International Business Machines Corp.	3.430%	2/9/52	4,404	3,200
International Business Machines Corp.	4.900%	7/27/52	2,674	2,512
International Business Machines Corp.	5.100%	2/6/53	2,260	2,236
International Business Machines Corp.	7.125%	12/1/96	540	712
Intuit Inc.	5.500%	9/15/53	7,470	7,847
Juniper Networks Inc.	5.950%	3/15/41	2,328	2,377
KLA Corp.	5.000%	3/15/49	1,685	1,635
KLA Corp.	3.300%	3/1/50	5,294	3,914
KLA Corp.	4.950%	7/15/52	9,221	8,938
KLA Corp.	5.250%	7/15/62	2,293	2,291
Kyndryl Holdings Inc.	4.100%	10/15/41	2,424	1,916
Lam Research Corp.	4.875%	3/15/49	4,449	4,263
Lam Research Corp.	2.875%	6/15/50	4,424	3,026
Lam Research Corp.	3.125%	6/15/60	2,940	1,975
Micron Technology Inc.	3.366%	11/1/41	3,009	2,263
Micron Technology Inc.	3.477%	11/1/51	2,697	1,915
Microsoft Corp.	3.500%	2/12/35	8,190	7,708
Microsoft Corp.	4.200%	11/3/35	4,289	4,288
Microsoft Corp.	3.450%	8/8/36	11,007	10,061
Microsoft Corp.	4.100%	2/6/37	4,829	4,739
Microsoft Corp.	5.200%	6/1/39	3,079	3,348
Microsoft Corp.	4.500%	10/1/40	4,220	4,271
Microsoft Corp.	5.300%	2/8/41	1,858	2,127
Microsoft Corp.	3.500%	11/15/42	3,412	2,950
Microsoft Corp.	3.750%	2/12/45	3,586	3,176
Microsoft Corp.	3.700%	8/8/46	10,142	8,754
Microsoft Corp.	4.250%	2/6/47	2,424	2,342
Microsoft Corp.	4.500%	6/15/47	5,382	5,190
Microsoft Corp.	2.525%	6/1/50	40,280	26,853
Microsoft Corp.	2.500%	9/15/50	16,407	10,806
Microsoft Corp.	2.921%	3/17/52	32,705	23,443
Microsoft Corp.	4.000%	2/12/55	3,606	3,218
Microsoft Corp.	3.950%	8/8/56	2,656	2,292
Microsoft Corp.	4.500%	2/6/57	4,365	4,247
Microsoft Corp.	2.675%	6/1/60	19,405	12,559
Microsoft Corp.	3.041%	3/17/62	14,409	10,100
Moody's Corp.	2.750%	8/19/41	3,260	2,364
Moody's Corp.	5.250%	7/15/44	5,330	5,316
Moody's Corp.	4.875%	12/17/48	2,586	2,428
Moody's Corp.	3.250%	5/20/50	1,285	919
Moody's Corp.	3.750%	2/25/52	2,863	2,251
Moody's Corp.	3.100%	11/29/61	2,519	1,633
Motorola Solutions Inc.	5.500%	9/1/44	1,479	1,495
Nokia OYJ	6.625%	5/15/39	1,728	1,827
NVIDIA Corp.	3.500%	4/1/40	5,993	5,182
NVIDIA Corp.	3.500%	4/1/50	12,446	10,070
NVIDIA Corp.	3.700%	4/1/60	2,960	2,400
NXP BV	3.250%	5/11/41	5,610	4,253
NXP BV	3.125%	2/15/42	3,050	2,231
NXP BV	3.250%	11/30/51	3,239	2,224
Oracle Corp.	3.900%	5/15/35	5,093	4,599
Oracle Corp.	3.850%	7/15/36	8,569	7,532
Oracle Corp.	3.800%	11/15/37	11,736	10,085
Oracle Corp.	6.500%	4/15/38	10,527	11,742

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oracle Corp.	6.125%	7/8/39	9,189	9,916
	Oracle Corp.	3.600%	4/1/40	18,530	14,908
	Oracle Corp.	5.375%	7/15/40	13,550	13,405
	Oracle Corp.	3.650%	3/25/41	16,724	13,351
	Oracle Corp.	4.500%	7/8/44	8,488	7,361
	Oracle Corp.	4.125%	5/15/45	14,029	11,452
	Oracle Corp.	4.000%	7/15/46	15,279	12,150
	Oracle Corp.	4.000%	11/15/47	9,403	7,432
	Oracle Corp.	3.600%	4/1/50	28,254	20,629
	Oracle Corp.	3.950%	3/25/51	18,189	14,048
	Oracle Corp.	6.900%	11/9/52	10,900	12,689
	Oracle Corp.	5.550%	2/6/53	13,158	13,036
	Oracle Corp.	4.375%	5/15/55	5,577	4,583
	Oracle Corp.	3.850%	4/1/60	17,094	12,306
	Oracle Corp.	4.100%	3/25/61	11,924	9,024
	QUALCOMM Inc.	4.650%	5/20/35	5,098	5,140
	QUALCOMM Inc.	4.800%	5/20/45	8,848	8,541
	QUALCOMM Inc.	4.300%	5/20/47	9,151	8,149
	QUALCOMM Inc.	3.250%	5/20/50	4,727	3,472
	QUALCOMM Inc.	4.500%	5/20/52	5,932	5,337
	QUALCOMM Inc.	6.000%	5/20/53	7,118	7,955
	Quanta Services Inc.	3.050%	10/1/41	3,278	2,408
	Roper Technologies Inc.	4.900%	10/15/34	5,900	5,848
	S&P Global Inc.	3.250%	12/1/49	4,731	3,511
	S&P Global Inc.	3.700%	3/1/52	5,652	4,506
	S&P Global Inc.	2.300%	8/15/60	4,634	2,600
	S&P Global Inc.	3.900%	3/1/62	2,833	2,252
	Salesforce Inc.	2.700%	7/15/41	8,706	6,382
	Salesforce Inc.	2.900%	7/15/51	12,121	8,224
	Salesforce Inc.	3.050%	7/15/61	6,481	4,202
	Texas Instruments Inc.	3.875%	3/15/39	4,108	3,773
	Texas Instruments Inc.	4.150%	5/15/48	9,036	7,913
	Texas Instruments Inc.	2.700%	9/15/51	2,672	1,777
	Texas Instruments Inc.	4.100%	8/16/52	2,277	1,968
	Texas Instruments Inc.	5.000%	3/14/53	5,042	4,986
	Texas Instruments Inc.	5.150%	2/8/54	4,621	4,673
	Texas Instruments Inc.	5.050%	5/18/63	8,840	8,679
	TSMC Arizona Corp.	3.125%	10/25/41	5,182	4,177
	TSMC Arizona Corp.	3.250%	10/25/51	5,730	4,427
	TSMC Arizona Corp.	4.500%	4/22/52	6,082	5,877
	Verisk Analytics Inc.	3.625%	5/15/50	4,224	3,167
					1,175,469
Utilities (12.7%)
	AEP Texas Inc.	3.800%	10/1/47	2,558	1,934
[2]	AEP Texas Inc.	4.150%	5/1/49	1,586	1,258
[2]	AEP Texas Inc.	3.450%	1/15/50	4,502	3,160
	AEP Texas Inc.	3.450%	5/15/51	3,687	2,566
	AEP Texas Inc.	5.250%	5/15/52	1,747	1,641
	AEP Transmission Co. LLC	4.000%	12/1/46	2,754	2,288
	AEP Transmission Co. LLC	3.750%	12/1/47	3,621	2,820
	AEP Transmission Co. LLC	4.250%	9/15/48	1,931	1,628
	AEP Transmission Co. LLC	3.800%	6/15/49	2,183	1,706
[2]	AEP Transmission Co. LLC	3.650%	4/1/50	4,231	3,233
[2]	AEP Transmission Co. LLC	2.750%	8/15/51	1,607	1,019
[2]	AEP Transmission Co. LLC	4.500%	6/15/52	2,798	2,445
	AEP Transmission Co. LLC	5.400%	3/15/53	3,995	4,031
	Alabama Power Co.	6.125%	5/15/38	1,160	1,270
	Alabama Power Co.	6.000%	3/1/39	1,007	1,096
	Alabama Power Co.	3.850%	12/1/42	789	660
	Alabama Power Co.	4.150%	8/15/44	2,803	2,403
	Alabama Power Co.	3.750%	3/1/45	5,664	4,560
	Alabama Power Co.	4.300%	1/2/46	2,041	1,774
[2]	Alabama Power Co.	3.700%	12/1/47	3,657	2,878
[2]	Alabama Power Co.	4.300%	7/15/48	3,926	3,377
	Alabama Power Co.	3.450%	10/1/49	2,997	2,238
	Alabama Power Co.	3.125%	7/15/51	3,738	2,590
	Alabama Power Co.	3.000%	3/15/52	2,255	1,532
	Ameren Illinois Co.	4.150%	3/15/46	1,451	1,239
	Ameren Illinois Co.	3.700%	12/1/47	6,403	5,065

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Ameren Illinois Co.	4.500%	3/15/49	2,201	1,961
	Ameren Illinois Co.	3.250%	3/15/50	2,217	1,579
	Ameren Illinois Co.	2.900%	6/15/51	1,536	1,010
	Ameren Illinois Co.	5.900%	12/1/52	1,123	1,214
	Ameren Illinois Co.	5.550%	7/1/54	4,595	4,732
	American Electric Power Co. Inc.	3.250%	3/1/50	3,193	2,200
	American Electric Power Co. Inc.	6.950%	12/15/54	3,105	3,233
	American Water Capital Corp.	6.593%	10/15/37	3,752	4,329
	American Water Capital Corp.	4.300%	12/1/42	2,944	2,606
	American Water Capital Corp.	4.300%	9/1/45	769	676
	American Water Capital Corp.	4.000%	12/1/46	2,337	1,941
	American Water Capital Corp.	3.750%	9/1/47	4,066	3,227
	American Water Capital Corp.	4.200%	9/1/48	4,263	3,630
	American Water Capital Corp.	4.150%	6/1/49	3,542	2,972
	American Water Capital Corp.	3.450%	5/1/50	2,357	1,758
	American Water Capital Corp.	3.250%	6/1/51	3,846	2,741
	American Water Capital Corp.	5.450%	3/1/54	3,275	3,330
	Appalachian Power Co.	7.000%	4/1/38	3,903	4,492
	Appalachian Power Co.	4.400%	5/15/44	2,069	1,753
	Appalachian Power Co.	4.450%	6/1/45	2,246	1,890
[2]	Appalachian Power Co.	4.500%	3/1/49	2,165	1,820
[2]	Appalachian Power Co.	3.700%	5/1/50	4,463	3,241
	Arizona Public Service Co.	5.050%	9/1/41	2,010	1,912
	Arizona Public Service Co.	4.500%	4/1/42	2,135	1,877
	Arizona Public Service Co.	4.350%	11/15/45	3,149	2,658
	Arizona Public Service Co.	3.750%	5/15/46	1,552	1,189
	Arizona Public Service Co.	4.200%	8/15/48	1,391	1,139
	Arizona Public Service Co.	4.250%	3/1/49	1,167	962
	Arizona Public Service Co.	3.500%	12/1/49	1,458	1,046
	Arizona Public Service Co.	3.350%	5/15/50	2,950	2,084
	Arizona Public Service Co.	2.650%	9/15/50	1,525	934
	Atmos Energy Corp.	5.500%	6/15/41	2,734	2,825
	Atmos Energy Corp.	4.150%	1/15/43	3,662	3,195
	Atmos Energy Corp.	4.125%	10/15/44	4,968	4,294
	Atmos Energy Corp.	4.300%	10/1/48	2,904	2,488
	Atmos Energy Corp.	4.125%	3/15/49	3,486	2,902
	Atmos Energy Corp.	3.375%	9/15/49	2,503	1,842
	Atmos Energy Corp.	2.850%	2/15/52	3,111	2,029
	Atmos Energy Corp.	5.750%	10/15/52	2,261	2,407
	Atmos Energy Corp.	6.200%	11/15/53	3,702	4,184
	Avista Corp.	4.350%	6/1/48	2,981	2,565
	Avista Corp.	4.000%	4/1/52	2,790	2,209
	Baltimore Gas & Electric Co.	6.350%	10/1/36	1,721	1,910
	Baltimore Gas & Electric Co.	3.500%	8/15/46	3,097	2,364
[2]	Baltimore Gas & Electric Co.	3.750%	8/15/47	1,271	998
	Baltimore Gas & Electric Co.	4.250%	9/15/48	1,817	1,537
	Baltimore Gas & Electric Co.	3.200%	9/15/49	2,823	1,975
	Baltimore Gas & Electric Co.	2.900%	6/15/50	3,757	2,484
	Baltimore Gas & Electric Co.	4.550%	6/1/52	3,853	3,391
	Baltimore Gas & Electric Co.	5.400%	6/1/53	3,114	3,140
[2]	Baltimore Gas & Electric Co.	5.650%	6/1/54	2,940	3,075
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	13,486	14,715
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	1,924	2,080
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	7,291	7,178
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	6,041	5,503
	Berkshire Hathaway Energy Co.	3.800%	7/15/48	6,376	4,955
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	4,293	3,690
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	6,914	5,741
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	8,397	5,470
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	5,993	5,236
	Black Hills Corp.	6.000%	1/15/35	3,715	3,881
	Black Hills Corp.	4.200%	9/15/46	771	634
	Black Hills Corp.	3.875%	10/15/49	1,938	1,485
	CenterPoint Energy Houston Electric LLC	3.550%	8/1/42	2,327	1,856
	CenterPoint Energy Houston Electric LLC	4.500%	4/1/44	3,199	2,852
	CenterPoint Energy Houston Electric LLC	3.950%	3/1/48	2,212	1,788
[2]	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	4,315	3,665
[2]	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	2,371	1,560
[2]	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	4,754	3,439
[2]	CenterPoint Energy Houston Electric LLC	4.850%	10/1/52	1,416	1,304

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	CenterPoint Energy Houston Electric LLC	5.300%	4/1/53	1,755	1,745
	CenterPoint Energy Inc.	3.700%	9/1/49	1,150	859
[2]	CenterPoint Energy Inc.	6.850%	2/15/55	2,850	2,865
	CenterPoint Energy Resources Corp.	5.850%	1/15/41	1,248	1,292
	CenterPoint Energy Resources Corp.	4.100%	9/1/47	2,245	1,823
	Cleco Corporate Holdings LLC	4.973%	5/1/46	1,406	1,220
	Cleveland Electric Illuminating Co.	5.950%	12/15/36	1,886	1,995
	CMS Energy Corp.	4.875%	3/1/44	1,616	1,514
	Commonwealth Edison Co.	5.900%	3/15/36	4,078	4,416
	Commonwealth Edison Co.	6.450%	1/15/38	1,202	1,358
	Commonwealth Edison Co.	3.800%	10/1/42	2,270	1,878
	Commonwealth Edison Co.	4.600%	8/15/43	1,621	1,487
	Commonwealth Edison Co.	4.700%	1/15/44	2,836	2,624
	Commonwealth Edison Co.	3.700%	3/1/45	1,922	1,534
	Commonwealth Edison Co.	4.350%	11/15/45	1,773	1,569
	Commonwealth Edison Co.	3.650%	6/15/46	4,225	3,304
[2]	Commonwealth Edison Co.	3.750%	8/15/47	3,142	2,483
	Commonwealth Edison Co.	4.000%	3/1/48	6,151	5,052
	Commonwealth Edison Co.	4.000%	3/1/49	1,336	1,087
[2]	Commonwealth Edison Co.	3.200%	11/15/49	2,073	1,457
	Commonwealth Edison Co.	3.000%	3/1/50	2,540	1,719
[2]	Commonwealth Edison Co.	3.125%	3/15/51	5,212	3,600
[2]	Commonwealth Edison Co.	2.750%	9/1/51	3,191	2,026
[2]	Commonwealth Edison Co.	3.850%	3/15/52	2,463	1,939
	Commonwealth Edison Co.	5.300%	2/1/53	3,965	3,931
	Commonwealth Edison Co.	5.650%	6/1/54	2,890	3,017
	Connecticut Light & Power Co.	4.300%	4/15/44	2,020	1,796
[2]	Connecticut Light & Power Co.	4.150%	6/1/45	2,720	2,333
	Connecticut Light & Power Co.	4.000%	4/1/48	4,866	4,057
	Connecticut Light & Power Co.	5.250%	1/15/53	3,047	3,068
[2]	Consolidated Edison Co. of New York Inc.	5.300%	3/1/35	327	339
[2]	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	1,717	1,838
[2]	Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	889	978
[2]	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	2,110	2,341
[2]	Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	2,239	2,578
[2]	Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	2,653	2,718
	Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	986	1,027
[2]	Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	1,501	1,306
	Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	4,745	3,960
	Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	10,433	9,291
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	5,365	4,745
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	1,956	1,567
[2]	Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	2,644	2,114
[2]	Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	3,441	3,118
[2]	Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	1,160	962
[2]	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	6,550	5,411
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	3,215	2,229
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	6,166	6,875
	Consolidated Edison Co. of New York Inc.	5.900%	11/15/53	7,984	8,563
	Consolidated Edison Co. of New York Inc.	5.700%	5/15/54	5,930	6,231
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	6,126	5,480
[2]	Consolidated Edison Co. of New York Inc.	4.300%	12/1/56	2,479	2,072
[2]	Consolidated Edison Co. of New York Inc.	4.000%	11/15/57	1,817	1,427
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	4,859	4,174
	Consolidated Edison Co. of New York Inc.	3.700%	11/15/59	2,926	2,157
[2]	Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	4,781	2,980
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	3,406	2,460
	Constellation Energy Generation LLC	6.250%	10/1/39	2,880	3,125
	Constellation Energy Generation LLC	5.750%	10/1/41	2,057	2,092
	Constellation Energy Generation LLC	5.600%	6/15/42	5,945	5,946
	Constellation Energy Generation LLC	6.500%	10/1/53	5,337	5,930
	Constellation Energy Generation LLC	5.750%	3/15/54	5,690	5,743
	Consumers Energy Co.	3.950%	5/15/43	2,307	1,955
	Consumers Energy Co.	3.250%	8/15/46	2,787	2,141
	Consumers Energy Co.	3.950%	7/15/47	666	560
	Consumers Energy Co.	4.050%	5/15/48	5,827	4,928
	Consumers Energy Co.	4.350%	4/15/49	3,671	3,254
	Consumers Energy Co.	3.750%	2/15/50	2,208	1,778
	Consumers Energy Co.	3.100%	8/15/50	6,181	4,496
	Consumers Energy Co.	3.500%	8/1/51	2,764	2,155

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Consumers Energy Co.	2.650%	8/15/52	1,216	805
	Consumers Energy Co.	4.200%	9/1/52	3,986	3,398
	Consumers Energy Co.	2.500%	5/1/60	2,347	1,423
	Dayton Power & Light Co.	3.950%	6/15/49	2,547	1,942
	Delmarva Power & Light Co.	4.150%	5/15/45	1,205	1,008
[2]	Dominion Energy Inc.	5.950%	6/15/35	2,989	3,184
	Dominion Energy Inc.	7.000%	6/15/38	636	730
[2]	Dominion Energy Inc.	3.300%	4/15/41	6,016	4,555
[2]	Dominion Energy Inc.	4.900%	8/1/41	3,561	3,277
[2]	Dominion Energy Inc.	4.050%	9/15/42	2,577	2,102
	Dominion Energy Inc.	4.700%	12/1/44	2,238	1,963
[2]	Dominion Energy Inc.	4.600%	3/15/49	2,487	2,140
[2]	Dominion Energy Inc.	4.850%	8/15/52	3,567	3,209
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	997	1,085
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	1,772	1,793
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	4,530	4,119
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	2,727	2,580
[2]	DTE Electric Co.	4.000%	4/1/43	1,429	1,219
	DTE Electric Co.	4.300%	7/1/44	2,653	2,324
	DTE Electric Co.	3.700%	3/15/45	5,369	4,280
	DTE Electric Co.	3.750%	8/15/47	1,533	1,217
[2]	DTE Electric Co.	4.050%	5/15/48	2,605	2,196
	DTE Electric Co.	3.950%	3/1/49	3,966	3,287
	DTE Electric Co.	2.950%	3/1/50	6,305	4,322
[2]	DTE Electric Co.	3.250%	4/1/51	2,528	1,821
[2]	DTE Electric Co.	3.650%	3/1/52	2,890	2,227
	DTE Electric Co.	5.400%	4/1/53	3,904	3,988
	Duke Energy Carolinas LLC	6.100%	6/1/37	1,616	1,752
	Duke Energy Carolinas LLC	6.000%	1/15/38	2,723	2,963
	Duke Energy Carolinas LLC	6.050%	4/15/38	1,891	2,074
	Duke Energy Carolinas LLC	5.300%	2/15/40	4,452	4,538
	Duke Energy Carolinas LLC	4.250%	12/15/41	5,343	4,711
	Duke Energy Carolinas LLC	4.000%	9/30/42	5,143	4,388
	Duke Energy Carolinas LLC	3.750%	6/1/45	2,550	2,035
	Duke Energy Carolinas LLC	3.875%	3/15/46	2,496	2,012
	Duke Energy Carolinas LLC	3.700%	12/1/47	2,833	2,193
	Duke Energy Carolinas LLC	3.950%	3/15/48	3,271	2,668
	Duke Energy Carolinas LLC	3.200%	8/15/49	5,166	3,632
	Duke Energy Carolinas LLC	3.450%	4/15/51	2,044	1,500
	Duke Energy Carolinas LLC	5.350%	1/15/53	4,813	4,814
	Duke Energy Carolinas LLC	5.400%	1/15/54	4,715	4,774
	Duke Energy Corp.	3.300%	6/15/41	3,964	3,032
	Duke Energy Corp.	4.800%	12/15/45	4,710	4,225
	Duke Energy Corp.	3.750%	9/1/46	8,534	6,528
	Duke Energy Corp.	3.950%	8/15/47	2,026	1,593
	Duke Energy Corp.	4.200%	6/15/49	2,747	2,226
	Duke Energy Corp.	3.500%	6/15/51	6,604	4,711
	Duke Energy Corp.	5.000%	8/15/52	5,266	4,835
	Duke Energy Corp.	6.100%	9/15/53	3,929	4,207
	Duke Energy Corp.	5.800%	6/15/54	8,860	9,065
	Duke Energy Florida LLC	6.350%	9/15/37	3,466	3,853
	Duke Energy Florida LLC	6.400%	6/15/38	7,591	8,527
	Duke Energy Florida LLC	5.650%	4/1/40	1,002	1,045
	Duke Energy Florida LLC	3.850%	11/15/42	2,027	1,677
	Duke Energy Florida LLC	3.400%	10/1/46	3,941	2,922
	Duke Energy Florida LLC	4.200%	7/15/48	2,321	1,954
	Duke Energy Florida LLC	3.000%	12/15/51	2,640	1,750
	Duke Energy Florida LLC	5.950%	11/15/52	2,383	2,558
	Duke Energy Florida LLC	6.200%	11/15/53	4,487	5,018
	Duke Energy Indiana LLC	6.120%	10/15/35	1,481	1,620
	Duke Energy Indiana LLC	6.350%	8/15/38	1,966	2,208
	Duke Energy Indiana LLC	6.450%	4/1/39	1,089	1,222
[2]	Duke Energy Indiana LLC	4.900%	7/15/43	1,805	1,705
	Duke Energy Indiana LLC	3.750%	5/15/46	2,229	1,760
[2]	Duke Energy Indiana LLC	3.250%	10/1/49	3,406	2,421
	Duke Energy Indiana LLC	2.750%	4/1/50	3,474	2,219
	Duke Energy Indiana LLC	5.400%	4/1/53	2,427	2,420
	Duke Energy Ohio Inc.	3.700%	6/15/46	4,940	3,820
	Duke Energy Ohio Inc.	4.300%	2/1/49	1,831	1,541
	Duke Energy Ohio Inc.	5.650%	4/1/53	3,557	3,638

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Duke Energy Ohio Inc.	5.550%	3/15/54	1,265	1,288
	Duke Energy Progress LLC	6.300%	4/1/38	1,249	1,387
	Duke Energy Progress LLC	4.100%	5/15/42	3,841	3,280
	Duke Energy Progress LLC	4.100%	3/15/43	2,981	2,538
	Duke Energy Progress LLC	4.375%	3/30/44	2,771	2,456
	Duke Energy Progress LLC	4.150%	12/1/44	2,552	2,165
	Duke Energy Progress LLC	4.200%	8/15/45	4,874	4,154
	Duke Energy Progress LLC	3.700%	10/15/46	2,906	2,270
	Duke Energy Progress LLC	3.600%	9/15/47	1,992	1,519
	Duke Energy Progress LLC	2.500%	8/15/50	3,526	2,147
	Duke Energy Progress LLC	2.900%	8/15/51	2,520	1,656
	Duke Energy Progress LLC	4.000%	4/1/52	2,727	2,205
	Duke Energy Progress LLC	5.350%	3/15/53	3,531	3,520
[2]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/37	690	577
	El Paso Electric Co.	6.000%	5/15/35	2,340	2,447
	El Paso Electric Co.	5.000%	12/1/44	891	802
	Emera US Finance LP	4.750%	6/15/46	6,569	5,677
	Entergy Arkansas LLC	4.200%	4/1/49	3,030	2,520
	Entergy Arkansas LLC	2.650%	6/15/51	4,402	2,710
	Entergy Arkansas LLC	3.350%	6/15/52	2,018	1,424
	Entergy Arkansas LLC	5.750%	6/1/54	1,860	1,932
	Entergy Corp.	3.750%	6/15/50	2,865	2,110
	Entergy Louisiana LLC	3.100%	6/15/41	3,599	2,691
	Entergy Louisiana LLC	4.200%	9/1/48	5,446	4,498
	Entergy Louisiana LLC	4.200%	4/1/50	4,796	3,946
	Entergy Louisiana LLC	2.900%	3/15/51	4,250	2,739
	Entergy Louisiana LLC	4.750%	9/15/52	2,922	2,632
	Entergy Louisiana LLC	5.700%	3/15/54	4,425	4,568
	Entergy Mississippi LLC	3.850%	6/1/49	3,122	2,429
	Entergy Mississippi LLC	3.500%	6/1/51	2,338	1,698
	Entergy Mississippi LLC	5.850%	6/1/54	1,675	1,765
	Entergy Texas Inc.	4.500%	3/30/39	1,718	1,596
	Entergy Texas Inc.	3.550%	9/30/49	2,922	2,147
	Entergy Texas Inc.	5.000%	9/15/52	1,506	1,416
	Entergy Texas Inc.	5.800%	9/1/53	1,795	1,879
	Entergy Texas Inc.	5.550%	9/15/54	1,950	1,959
	Essential Utilities Inc.	4.276%	5/1/49	3,354	2,773
	Essential Utilities Inc.	3.351%	4/15/50	3,779	2,666
	Essential Utilities Inc.	5.300%	5/1/52	3,690	3,547
	Evergy Kansas Central Inc.	4.125%	3/1/42	2,094	1,796
	Evergy Kansas Central Inc.	4.100%	4/1/43	2,489	2,101
	Evergy Kansas Central Inc.	4.250%	12/1/45	761	652
	Evergy Kansas Central Inc.	3.250%	9/1/49	2,049	1,443
	Evergy Kansas Central Inc.	3.450%	4/15/50	2,999	2,186
	Evergy Kansas Central Inc.	5.700%	3/15/53	2,332	2,396
	Evergy Metro Inc.	5.300%	10/1/41	1,599	1,598
	Evergy Metro Inc.	4.200%	6/15/47	1,305	1,085
	Evergy Metro Inc.	4.200%	3/15/48	1,123	941
[2]	Evergy Metro Inc.	4.125%	4/1/49	1,821	1,495
	Eversource Energy	3.450%	1/15/50	3,383	2,463
[2]	Exelon Corp.	4.950%	6/15/35	2,362	2,319
	Exelon Corp.	5.625%	6/15/35	3,455	3,630
	Exelon Corp.	5.100%	6/15/45	2,868	2,727
	Exelon Corp.	4.450%	4/15/46	5,434	4,686
	Exelon Corp.	4.700%	4/15/50	5,862	5,198
	Exelon Corp.	4.100%	3/15/52	3,102	2,504
	Exelon Corp.	5.600%	3/15/53	6,191	6,273
[2]	FirstEnergy Corp.	4.850%	7/15/47	4,180	3,710
[2]	FirstEnergy Corp.	3.400%	3/1/50	5,585	3,945
	Florida Power & Light Co.	4.950%	6/1/35	1,060	1,074
	Florida Power & Light Co.	5.650%	2/1/37	1,229	1,314
	Florida Power & Light Co.	5.950%	2/1/38	1,636	1,792
	Florida Power & Light Co.	5.960%	4/1/39	2,471	2,687
	Florida Power & Light Co.	5.690%	3/1/40	2,652	2,801
	Florida Power & Light Co.	5.250%	2/1/41	1,998	2,015
	Florida Power & Light Co.	4.125%	2/1/42	4,050	3,566
	Florida Power & Light Co.	4.050%	6/1/42	5,350	4,647
	Florida Power & Light Co.	3.800%	12/15/42	1,727	1,442
	Florida Power & Light Co.	4.050%	10/1/44	3,332	2,865
	Florida Power & Light Co.	3.700%	12/1/47	4,185	3,339

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Florida Power & Light Co.	3.950%	3/1/48	5,913	4,915
	Florida Power & Light Co.	4.125%	6/1/48	3,230	2,741
	Florida Power & Light Co.	3.990%	3/1/49	3,861	3,220
	Florida Power & Light Co.	3.150%	10/1/49	2,868	2,063
	Florida Power & Light Co.	2.875%	12/4/51	7,531	5,059
	Florida Power & Light Co.	5.300%	4/1/53	4,662	4,748
	Florida Power & Light Co.	5.600%	6/15/54	7,780	8,265
[2]	Georgia Power Co.	4.750%	9/1/40	2,285	2,146
	Georgia Power Co.	4.300%	3/15/42	8,512	7,524
	Georgia Power Co.	4.300%	3/15/43	2,503	2,174
[2]	Georgia Power Co.	3.700%	1/30/50	4,984	3,861
[2]	Georgia Power Co.	3.250%	3/15/51	6,085	4,350
	Georgia Power Co.	5.125%	5/15/52	5,399	5,266
	Iberdrola International BV	6.750%	7/15/36	8,117	9,438
[2]	Idaho Power Co.	4.200%	3/1/48	2,538	2,093
[2]	Idaho Power Co.	5.500%	3/15/53	1,955	1,953
[2]	Idaho Power Co.	5.800%	4/1/54	2,105	2,194
	Indiana Michigan Power Co.	6.050%	3/15/37	1,839	1,984
[2]	Indiana Michigan Power Co.	4.550%	3/15/46	2,037	1,790
[2]	Indiana Michigan Power Co.	3.750%	7/1/47	1,511	1,165
	Indiana Michigan Power Co.	4.250%	8/15/48	1,923	1,604
	Indiana Michigan Power Co.	3.250%	5/1/51	3,055	2,131
	Indiana Michigan Power Co.	5.625%	4/1/53	3,111	3,219
	Interstate Power & Light Co.	6.250%	7/15/39	805	871
	Interstate Power & Light Co.	3.700%	9/15/46	1,926	1,475
	Interstate Power & Light Co.	3.500%	9/30/49	1,758	1,281
	Interstate Power & Light Co.	3.100%	11/30/51	1,477	984
	ITC Holdings Corp.	5.300%	7/1/43	1,245	1,188
[2]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	494	482
	Kentucky Utilities Co.	5.125%	11/1/40	4,789	4,741
	Kentucky Utilities Co.	4.375%	10/1/45	2,123	1,835
	Kentucky Utilities Co.	3.300%	6/1/50	3,040	2,173
	Louisville Gas & Electric Co.	4.250%	4/1/49	3,120	2,601
[2]	MidAmerican Energy Co.	5.750%	11/1/35	1,797	1,925
[2]	MidAmerican Energy Co.	5.800%	10/15/36	3,312	3,575
	MidAmerican Energy Co.	4.800%	9/15/43	3,338	3,147
	MidAmerican Energy Co.	4.400%	10/15/44	3,188	2,846
	MidAmerican Energy Co.	4.250%	5/1/46	2,425	2,090
	MidAmerican Energy Co.	3.650%	8/1/48	2,871	2,245
	MidAmerican Energy Co.	4.250%	7/15/49	7,106	6,135
	MidAmerican Energy Co.	3.150%	4/15/50	3,596	2,538
	MidAmerican Energy Co.	2.700%	8/1/52	1,029	656
	MidAmerican Energy Co.	5.850%	9/15/54	6,403	6,896
	MidAmerican Energy Co.	5.300%	2/1/55	5,198	5,182
[2]	Mississippi Power Co.	4.250%	3/15/42	3,084	2,672
[2]	Mississippi Power Co.	3.100%	7/30/51	1,165	780
	National Grid USA	5.803%	4/1/35	3,072	3,177
	National Rural Utilities Cooperative Finance Corp.	4.400%	11/1/48	1,017	880
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	3,882	3,327
[2]	Nevada Power Co.	6.650%	4/1/36	1,332	1,488
[2]	Nevada Power Co.	6.750%	7/1/37	1,910	2,188
[2]	Nevada Power Co.	3.125%	8/1/50	2,043	1,374
[2]	Nevada Power Co.	5.900%	5/1/53	1,377	1,456
	Nevada Power Co.	6.000%	3/15/54	3,352	3,590
	NextEra Energy Capital Holdings Inc.	3.000%	1/15/52	4,303	2,847
	NextEra Energy Capital Holdings Inc.	5.250%	2/28/53	6,748	6,567
	NextEra Energy Capital Holdings Inc.	5.550%	3/15/54	5,557	5,603
	NiSource Inc.	5.950%	6/15/41	2,853	2,975
	NiSource Inc.	5.250%	2/15/43	4,040	3,910
	NiSource Inc.	4.800%	2/15/44	5,188	4,744
	NiSource Inc.	5.650%	2/1/45	1,818	1,834
	NiSource Inc.	4.375%	5/15/47	6,094	5,193
	NiSource Inc.	3.950%	3/30/48	4,594	3,645
	NiSource Inc.	5.000%	6/15/52	2,313	2,166
	Northern States Power Co.	6.250%	6/1/36	842	938
	Northern States Power Co.	6.200%	7/1/37	1,543	1,721
	Northern States Power Co.	5.350%	11/1/39	2,493	2,556
	Northern States Power Co.	3.400%	8/15/42	3,480	2,755
	Northern States Power Co.	4.125%	5/15/44	1,818	1,555
	Northern States Power Co.	4.000%	8/15/45	848	704

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Northern States Power Co.	3.600%	5/15/46	2,173	1,690
	Northern States Power Co.	3.600%	9/15/47	3,735	2,881
	Northern States Power Co.	2.900%	3/1/50	3,268	2,205
	Northern States Power Co.	2.600%	6/1/51	4,670	2,938
	Northern States Power Co.	3.200%	4/1/52	2,830	2,004
	Northern States Power Co.	4.500%	6/1/52	3,594	3,175
	Northern States Power Co.	5.100%	5/15/53	5,896	5,714
	Northern States Power Co.	5.400%	3/15/54	3,195	3,255
	Northern States Power Co.	5.650%	6/15/54	3,240	3,388
	NorthWestern Corp.	4.176%	11/15/44	2,304	1,940
	NSTAR Electric Co.	5.500%	3/15/40	2,957	3,027
	NSTAR Electric Co.	4.400%	3/1/44	1,813	1,604
	NSTAR Electric Co.	4.550%	6/1/52	2,525	2,260
	NSTAR Electric Co.	4.950%	9/15/52	2,141	2,037
	Oglethorpe Power Corp.	5.950%	11/1/39	652	675
	Oglethorpe Power Corp.	5.375%	11/1/40	3,040	2,955
	Oglethorpe Power Corp.	4.500%	4/1/47	2,323	1,978
	Oglethorpe Power Corp.	5.050%	10/1/48	3,290	3,025
	Oglethorpe Power Corp.	3.750%	8/1/50	2,336	1,748
	Oglethorpe Power Corp.	5.250%	9/1/50	1,805	1,690
	Oglethorpe Power Corp.	6.200%	12/1/53	1,921	2,050
[3]	Oglethorpe Power Corp.	5.800%	6/1/54	2,200	2,245
	Ohio Edison Co.	6.875%	7/15/36	2,130	2,471
	Ohio Power Co.	4.150%	4/1/48	1,954	1,588
	Ohio Power Co.	4.000%	6/1/49	935	738
[2]	Ohio Power Co.	2.900%	10/1/51	5,264	3,345
	Oklahoma Gas & Electric Co.	4.150%	4/1/47	1,560	1,288
	Oklahoma Gas & Electric Co.	3.850%	8/15/47	1,674	1,325
	Oklahoma Gas & Electric Co.	5.600%	4/1/53	4,088	4,149
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	262	325
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	5,500	5,490
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	3,184	2,911
	Oncor Electric Delivery Co. LLC	5.300%	6/1/42	2,664	2,663
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	3,822	3,061
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	1,554	1,245
	Oncor Electric Delivery Co. LLC	4.100%	11/15/48	3,463	2,874
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	2,581	2,049
[2]	Oncor Electric Delivery Co. LLC	3.100%	9/15/49	1,291	893
	Oncor Electric Delivery Co. LLC	3.700%	5/15/50	1,733	1,340
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	4,120	2,591
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	2,832	2,520
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	4,956	4,702
	Oncor Electric Delivery Co. LLC	5.350%	10/1/52	2,443	2,423
[3]	Oncor Electric Delivery Co. LLC	5.550%	6/15/54	5,375	5,514
	ONE Gas Inc.	4.658%	2/1/44	3,789	3,441
	ONE Gas Inc.	4.500%	11/1/48	2,404	2,099
	Pacific Gas & Electric Co.	4.500%	7/1/40	11,198	9,712
	Pacific Gas & Electric Co.	3.300%	8/1/40	7,630	5,708
	Pacific Gas & Electric Co.	4.200%	6/1/41	2,175	1,770
	Pacific Gas & Electric Co.	4.450%	4/15/42	1,066	887
	Pacific Gas & Electric Co.	3.750%	8/15/42	1,269	964
	Pacific Gas & Electric Co.	4.600%	6/15/43	1,510	1,280
	Pacific Gas & Electric Co.	4.750%	2/15/44	2,079	1,786
	Pacific Gas & Electric Co.	4.300%	3/15/45	3,237	2,593
	Pacific Gas & Electric Co.	4.000%	12/1/46	999	754
	Pacific Gas & Electric Co.	3.950%	12/1/47	5,461	4,125
	Pacific Gas & Electric Co.	4.950%	7/1/50	18,745	16,335
	Pacific Gas & Electric Co.	3.500%	8/1/50	15,687	10,827
	Pacific Gas & Electric Co.	5.250%	3/1/52	3,300	2,983
	Pacific Gas & Electric Co.	6.750%	1/15/53	10,786	11,810
	Pacific Gas & Electric Co.	6.700%	4/1/53	5,380	5,894
	PacifiCorp	5.250%	6/15/35	807	814
	PacifiCorp	6.100%	8/1/36	1,818	1,947
	PacifiCorp	5.750%	4/1/37	3,185	3,302
	PacifiCorp	6.250%	10/15/37	1,765	1,903
	PacifiCorp	6.350%	7/15/38	1,465	1,596
	PacifiCorp	6.000%	1/15/39	2,937	3,103
	PacifiCorp	4.100%	2/1/42	1,054	866
	PacifiCorp	4.125%	1/15/49	3,707	2,985
	PacifiCorp	4.150%	2/15/50	3,260	2,603

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	PacifiCorp	3.300%	3/15/51	3,693	2,523
	PacifiCorp	2.900%	6/15/52	3,581	2,248
	PacifiCorp	5.350%	12/1/53	6,716	6,448
	PacifiCorp	5.500%	5/15/54	7,063	6,954
	PacifiCorp	5.800%	1/15/55	7,923	8,054
	PECO Energy Co.	5.950%	10/1/36	1,951	2,125
	PECO Energy Co.	4.150%	10/1/44	1,400	1,199
	PECO Energy Co.	3.700%	9/15/47	1,357	1,072
	PECO Energy Co.	3.900%	3/1/48	2,727	2,220
	PECO Energy Co.	3.000%	9/15/49	3,003	2,059
	PECO Energy Co.	2.800%	6/15/50	1,210	792
	PECO Energy Co.	3.050%	3/15/51	2,095	1,426
	PECO Energy Co.	2.850%	9/15/51	2,448	1,596
	PECO Energy Co.	4.600%	5/15/52	2,881	2,575
	PECO Energy Co.	4.375%	8/15/52	3,382	2,935
	Piedmont Natural Gas Co. Inc.	5.100%	2/15/35	3,750	3,744
	Piedmont Natural Gas Co. Inc.	4.650%	8/1/43	715	649
	Piedmont Natural Gas Co. Inc.	3.640%	11/1/46	798	602
	Piedmont Natural Gas Co. Inc.	3.350%	6/1/50	1,709	1,204
	Piedmont Natural Gas Co. Inc.	5.050%	5/15/52	2,073	1,923
	Potomac Electric Power Co.	6.500%	11/15/37	2,648	3,022
	Potomac Electric Power Co.	4.150%	3/15/43	5,446	4,715
	Potomac Electric Power Co.	5.500%	3/15/54	1,345	1,376
	PPL Electric Utilities Corp.	6.250%	5/15/39	4,473	5,027
	PPL Electric Utilities Corp.	4.750%	7/15/43	1,286	1,204
	PPL Electric Utilities Corp.	4.125%	6/15/44	2,639	2,278
	PPL Electric Utilities Corp.	4.150%	10/1/45	1,194	1,031
	PPL Electric Utilities Corp.	3.950%	6/1/47	1,604	1,331
	PPL Electric Utilities Corp.	4.150%	6/15/48	3,449	2,943
	PPL Electric Utilities Corp.	3.000%	10/1/49	2,520	1,763
	PPL Electric Utilities Corp.	5.250%	5/15/53	3,946	3,960
	Progress Energy Inc.	6.000%	12/1/39	3,424	3,612
[2]	Public Service Co. of Colorado	6.250%	9/1/37	1,992	2,190
	Public Service Co. of Colorado	6.500%	8/1/38	602	677
	Public Service Co. of Colorado	3.600%	9/15/42	1,609	1,270
	Public Service Co. of Colorado	4.300%	3/15/44	3,079	2,635
	Public Service Co. of Colorado	3.800%	6/15/47	3,724	2,880
	Public Service Co. of Colorado	4.100%	6/15/48	1,873	1,509
	Public Service Co. of Colorado	4.050%	9/15/49	1,175	938
[2]	Public Service Co. of Colorado	3.200%	3/1/50	2,504	1,744
[2]	Public Service Co. of Colorado	2.700%	1/15/51	1,721	1,079
[2]	Public Service Co. of Colorado	4.500%	6/1/52	2,336	1,999
	Public Service Co. of Colorado	5.250%	4/1/53	5,928	5,748
	Public Service Co. of Colorado	5.750%	5/15/54	4,135	4,323
	Public Service Co. of New Hampshire	3.600%	7/1/49	1,832	1,414
	Public Service Co. of New Hampshire	5.150%	1/15/53	1,699	1,670
[2]	Public Service Co. of Oklahoma	3.150%	8/15/51	1,781	1,207
[2]	Public Service Electric & Gas Co.	5.800%	5/1/37	1,352	1,464
[2]	Public Service Electric & Gas Co.	5.500%	3/1/40	1,961	2,032
[2]	Public Service Electric & Gas Co.	3.950%	5/1/42	2,125	1,810
[2]	Public Service Electric & Gas Co.	3.650%	9/1/42	1,523	1,249
[2]	Public Service Electric & Gas Co.	3.800%	1/1/43	4,484	3,731
[2]	Public Service Electric & Gas Co.	3.800%	3/1/46	3,015	2,463
[2]	Public Service Electric & Gas Co.	3.600%	12/1/47	2,838	2,217
[2]	Public Service Electric & Gas Co.	4.050%	5/1/48	2,304	1,945
[2]	Public Service Electric & Gas Co.	3.850%	5/1/49	1,312	1,070
[2]	Public Service Electric & Gas Co.	3.200%	8/1/49	1,648	1,197
[2]	Public Service Electric & Gas Co.	3.150%	1/1/50	1,262	904
[2]	Public Service Electric & Gas Co.	2.700%	5/1/50	2,779	1,825
[2]	Public Service Electric & Gas Co.	2.050%	8/1/50	3,525	2,018
[2]	Public Service Electric & Gas Co.	3.000%	3/1/51	2,285	1,574
[2]	Public Service Electric & Gas Co.	5.125%	3/15/53	920	911
	Public Service Electric & Gas Co.	5.450%	8/1/53	3,147	3,247
[2]	Public Service Electric & Gas Co.	5.450%	3/1/54	2,871	2,980
	Public Service Electric & Gas Co.	5.300%	8/1/54	4,500	4,586
	Puget Sound Energy Inc.	6.274%	3/15/37	2,205	2,422
	Puget Sound Energy Inc.	5.757%	10/1/39	1,174	1,247
	Puget Sound Energy Inc.	5.795%	3/15/40	1,731	1,785
	Puget Sound Energy Inc.	5.638%	4/15/41	1,793	1,828
	Puget Sound Energy Inc.	4.300%	5/20/45	1,298	1,104

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Puget Sound Energy Inc.	4.223%	6/15/48	3,599	2,986
	Puget Sound Energy Inc.	3.250%	9/15/49	2,864	1,976
	Puget Sound Energy Inc.	2.893%	9/15/51	2,948	1,918
	Puget Sound Energy Inc.	5.448%	6/1/53	2,992	3,028
	Puget Sound Energy Inc.	5.685%	6/15/54	3,344	3,484
	San Diego Gas & Electric Co.	6.000%	6/1/39	585	645
	San Diego Gas & Electric Co.	4.500%	8/15/40	3,376	3,153
[2]	San Diego Gas & Electric Co.	3.750%	6/1/47	1,988	1,565
	San Diego Gas & Electric Co.	4.150%	5/15/48	3,168	2,653
[2]	San Diego Gas & Electric Co.	4.100%	6/15/49	2,509	2,065
[2]	San Diego Gas & Electric Co.	3.320%	4/15/50	2,363	1,701
[2]	San Diego Gas & Electric Co.	2.950%	8/15/51	5,092	3,489
	San Diego Gas & Electric Co.	3.700%	3/15/52	3,469	2,649
	San Diego Gas & Electric Co.	5.350%	4/1/53	4,760	4,755
	San Diego Gas & Electric Co.	5.550%	4/15/54	3,760	3,866
	Sempra	3.800%	2/1/38	6,851	5,837
	Sempra	6.000%	10/15/39	3,427	3,592
	Sempra	4.000%	2/1/48	4,924	3,908
	Sierra Pacific Power Co.	5.900%	3/15/54	1,526	1,622
[2]	Southern California Edison Co.	5.750%	4/1/35	1,507	1,591
[2]	Southern California Edison Co.	5.350%	7/15/35	2,222	2,284
	Southern California Edison Co.	5.625%	2/1/36	1,307	1,364
[2]	Southern California Edison Co.	5.550%	1/15/37	1,329	1,390
[2]	Southern California Edison Co.	5.950%	2/1/38	3,386	3,611
	Southern California Edison Co.	6.050%	3/15/39	1,039	1,115
	Southern California Edison Co.	5.500%	3/15/40	2,831	2,884
	Southern California Edison Co.	4.500%	9/1/40	1,771	1,600
	Southern California Edison Co.	4.050%	3/15/42	3,612	3,031
[2]	Southern California Edison Co.	3.900%	3/15/43	2,621	2,147
	Southern California Edison Co.	4.650%	10/1/43	5,298	4,808
[2]	Southern California Edison Co.	3.600%	2/1/45	3,447	2,655
	Southern California Edison Co.	4.000%	4/1/47	12,044	9,745
[2]	Southern California Edison Co.	4.125%	3/1/48	11,849	9,743
[2]	Southern California Edison Co.	4.875%	3/1/49	4,452	4,104
	Southern California Edison Co.	3.650%	2/1/50	9,920	7,497
[2]	Southern California Edison Co.	2.950%	2/1/51	3,344	2,217
[2]	Southern California Edison Co.	3.650%	6/1/51	565	422
	Southern California Edison Co.	3.450%	2/1/52	3,550	2,561
[2]	Southern California Edison Co.	5.450%	6/1/52	1,415	1,404
	Southern California Edison Co.	5.700%	3/1/53	2,839	2,907
	Southern California Edison Co.	5.875%	12/1/53	5,000	5,244
	Southern California Edison Co.	5.750%	4/15/54	2,940	3,058
	Southern California Gas Co.	5.125%	11/15/40	1,380	1,363
	Southern California Gas Co.	3.750%	9/15/42	2,518	2,038
[2]	Southern California Gas Co.	4.125%	6/1/48	4,301	3,553
[2]	Southern California Gas Co.	4.300%	1/15/49	2,654	2,246
[2]	Southern California Gas Co.	3.950%	2/15/50	2,780	2,210
	Southern California Gas Co.	6.350%	11/15/52	3,533	3,978
	Southern California Gas Co.	5.750%	6/1/53	2,858	2,975
	Southern California Gas Co.	5.600%	4/1/54	4,417	4,574
	Southern Co.	4.250%	7/1/36	5,334	4,916
	Southern Co.	4.400%	7/1/46	10,938	9,546
	Southern Co. Gas Capital Corp.	5.875%	3/15/41	1,013	1,063
	Southern Co. Gas Capital Corp.	4.400%	6/1/43	1,691	1,463
	Southern Co. Gas Capital Corp.	3.950%	10/1/46	2,468	1,972
	Southern Co. Gas Capital Corp.	4.400%	5/30/47	2,197	1,856
[2]	Southern Co. Gas Capital Corp.	3.150%	9/30/51	2,145	1,419
	Southern Power Co.	5.150%	9/15/41	2,662	2,583
	Southern Power Co.	5.250%	7/15/43	549	531
[2]	Southern Power Co.	4.950%	12/15/46	1,258	1,142
	Southwest Gas Corp.	3.800%	9/29/46	1,533	1,176
	Southwest Gas Corp.	4.150%	6/1/49	1,998	1,584
	Southwestern Electric Power Co.	6.200%	3/15/40	977	1,047
[2]	Southwestern Electric Power Co.	3.900%	4/1/45	1,243	970
[2]	Southwestern Electric Power Co.	3.850%	2/1/48	2,324	1,751
	Southwestern Electric Power Co.	3.250%	11/1/51	4,820	3,207
	Southwestern Public Service Co.	4.500%	8/15/41	1,375	1,215
	Southwestern Public Service Co.	3.400%	8/15/46	1,897	1,347
	Southwestern Public Service Co.	3.700%	8/15/47	1,689	1,265
[2]	Southwestern Public Service Co.	4.400%	11/15/48	3,379	2,808

Long-Term Corporate Bond Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southwestern Public Service Co.	3.750%	6/15/49	1,322	1,004
[2]	Southwestern Public Service Co.	3.150%	5/1/50	3,575	2,411
	Southwestern Public Service Co.	6.000%	6/1/54	4,320	4,574
	Spire Missouri Inc.	3.300%	6/1/51	2,081	1,469
	Tampa Electric Co.	4.100%	6/15/42	1,502	1,283
	Tampa Electric Co.	4.300%	6/15/48	1,763	1,496
	Tampa Electric Co.	4.450%	6/15/49	2,436	2,139
	Tampa Electric Co.	3.625%	6/15/50	2,039	1,538
	Tampa Electric Co.	3.450%	3/15/51	2,574	1,872
	Tampa Electric Co.	5.000%	7/15/52	2,300	2,176
	Toledo Edison Co.	6.150%	5/15/37	2,104	2,313
	Tucson Electric Power Co.	4.850%	12/1/48	1,043	947
	Tucson Electric Power Co.	4.000%	6/15/50	658	520
	Tucson Electric Power Co.	3.250%	5/1/51	2,190	1,518
	Tucson Electric Power Co.	5.500%	4/15/53	2,435	2,423
	Union Electric Co.	5.300%	8/1/37	2,188	2,261
	Union Electric Co.	3.900%	9/15/42	2,455	2,064
	Union Electric Co.	3.650%	4/15/45	2,190	1,711
	Union Electric Co.	4.000%	4/1/48	2,555	2,098
	Union Electric Co.	3.250%	10/1/49	3,066	2,181
	Union Electric Co.	2.625%	3/15/51	3,620	2,266
	Union Electric Co.	3.900%	4/1/52	3,733	2,998
	Union Electric Co.	5.450%	3/15/53	3,408	3,437
	Union Electric Co.	5.250%	1/15/54	1,330	1,309
[2]	Virginia Electric & Power Co.	6.000%	1/15/36	3,290	3,551
[2]	Virginia Electric & Power Co.	6.000%	5/15/37	4,416	4,754
	Virginia Electric & Power Co.	6.350%	11/30/37	3,240	3,575
	Virginia Electric & Power Co.	8.875%	11/15/38	4,776	6,528
	Virginia Electric & Power Co.	4.000%	1/15/43	3,525	2,956
[2]	Virginia Electric & Power Co.	4.650%	8/15/43	4,506	4,101
	Virginia Electric & Power Co.	4.450%	2/15/44	4,468	3,972
[2]	Virginia Electric & Power Co.	4.200%	5/15/45	2,343	1,984
[2]	Virginia Electric & Power Co.	4.000%	11/15/46	2,834	2,307
[2]	Virginia Electric & Power Co.	3.800%	9/15/47	2,530	1,974
	Virginia Electric & Power Co.	4.600%	12/1/48	1,261	1,116
	Virginia Electric & Power Co.	3.300%	12/1/49	3,489	2,476
	Virginia Electric & Power Co.	2.450%	12/15/50	5,142	3,071
	Virginia Electric & Power Co.	2.950%	11/15/51	7,963	5,258
[2]	Virginia Electric & Power Co.	4.625%	5/15/52	5,592	4,942
	Virginia Electric & Power Co.	5.450%	4/1/53	5,360	5,361
	Virginia Electric & Power Co.	5.700%	8/15/53	2,562	2,653
	Virginia Electric & Power Co.	5.350%	1/15/54	1,858	1,847
	Virginia Electric & Power Co.	5.550%	8/15/54	1,000	1,016
[2]	Washington Gas Light Co.	3.796%	9/15/46	2,163	1,701
[2]	Washington Gas Light Co.	3.650%	9/15/49	3,066	2,351
	Wisconsin Electric Power Co.	5.700%	12/1/36	1,473	1,602
	Wisconsin Electric Power Co.	4.300%	10/15/48	1,836	1,584
	Wisconsin Power & Light Co.	6.375%	8/15/37	1,554	1,696
	Wisconsin Power & Light Co.	3.650%	4/1/50	1,628	1,224
	Wisconsin Public Service Corp.	3.671%	12/1/42	2,056	1,674
	Wisconsin Public Service Corp.	4.752%	11/1/44	3,653	3,418
	Wisconsin Public Service Corp.	3.300%	9/1/49	2,407	1,753
	Wisconsin Public Service Corp.	2.850%	12/1/51	3,355	2,180
	Xcel Energy Inc.	6.500%	7/1/36	1,639	1,792
	Xcel Energy Inc.	3.500%	12/1/49	3,589	2,571
					1,758,516
Total Corporate Bonds (Cost $14,167,356)					13,554,720

Long-Term Corporate Bond Index Fund
		Coupon	Shares	Market Value• ($000)
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[5]	Vanguard Market Liquidity Fund (Cost $72,844)	5.373%	728,529	72,845
Total Investments (98.6%) (Cost $14,268,715)				13,656,105
Other Assets and Liabilities—Net (1.4%)				198,546
Net Assets (100%)				13,854,651
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2024.
2	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2024, the aggregate value was $151,316,000, representing 1.1% of net assets.
4	Securities with a value of $1,132,000 have been segregated as initial margin for open futures contracts.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
DAC—Designated Activity Company.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
Ultra 10-Year U.S. Treasury Note	December 2024	515	60,480	(105)
Ultra Long U.S. Treasury Bond	December 2024	120	15,833	(116)
				(221)

Short Futures Contracts
Long U.S. Treasury Bond	December 2024	(582)	(71,659)	604
				383
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $14,195,871)	13,583,260
Affiliated Issuers (Cost $72,844)	72,845
Total Investments in Securities	13,656,105
Investment in Vanguard	344
Cash	52
Receivables for Investment Securities Sold	142,215
Receivables for Accrued Income	195,585
Receivables for Capital Shares Issued	2,179
Variation Margin Receivable—Futures Contracts	24
Total Assets	13,996,504
Liabilities
Payables for Investment Securities Purchased	140,664
Payables for Capital Shares Redeemed	391
Payables for Distributions	549
Payables to Vanguard	249
Total Liabilities	141,853
Net Assets	13,854,651
At August 31, 2024, net assets consisted of:

Paid-in Capital	14,987,061
Total Distributable Earnings (Loss)	(1,132,410)
Net Assets	13,854,651

ETF Shares—Net Assets
Applicable to 164,054,711 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	13,011,634
Net Asset Value Per Share—ETF Shares	$79.31

Admiral Shares—Net Assets
Applicable to 18,729,642 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	397,510
Net Asset Value Per Share—Admiral Shares	$21.22

Institutional Shares—Net Assets
Applicable to 16,916,895 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	445,507
Net Asset Value Per Share—Institutional Shares	$26.34
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Interest[1]	447,385
Total Income	447,385
Expenses
The Vanguard Group—Note B
Investment Advisory Services	177
Management and Administrative—ETF Shares	2,196
Management and Administrative—Admiral Shares	207
Management and Administrative—Institutional Shares	179
Marketing and Distribution—ETF Shares	394
Marketing and Distribution—Admiral Shares	18
Marketing and Distribution—Institutional Shares	12
Custodian Fees	161
Auditing Fees	56
Shareholders’ Reports—ETF Shares	152
Shareholders’ Reports—Admiral Shares	5
Shareholders’ Reports—Institutional Shares	—
Trustees’ Fees and Expenses	6
Other Expenses	23
Total Expenses	3,586
Net Investment Income	443,799
Realized Net Gain (Loss)
Investment Securities Sold[1,2]	(187,179)
Futures Contracts	(1,467)
Swap Contracts	(77)
Realized Net Gain (Loss)	(188,723)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	620,349
Futures Contracts	266
Change in Unrealized Appreciation (Depreciation)	620,615
Net Increase (Decrease) in Net Assets Resulting from Operations	875,691
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $1,572,000, $4,000, less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $8,984,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	443,799	284,027
Realized Net Gain (Loss)	(188,723)	(412,283)
Change in Unrealized Appreciation (Depreciation)	620,615	56,700
Net Increase (Decrease) in Net Assets Resulting from Operations	875,691	(71,556)
Distributions
ETF Shares	(376,765)	(245,908)
Admiral Shares	(17,770)	(13,799)
Institutional Shares	(21,139)	(15,296)
Total Distributions	(415,674)	(275,003)
Capital Share Transactions
ETF Shares	6,336,052	2,016,670
Admiral Shares	63,291	63,314
Institutional Shares	10,719	169,337
Net Increase (Decrease) from Capital Share Transactions	6,410,062	2,249,321
Total Increase (Decrease)	6,870,079	1,902,762
Net Assets
Beginning of Period	6,984,572	5,081,810
End of Period	13,854,651	6,984,572
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$75.91	$80.54	$108.31	$107.01	$102.86
Investment Operations
Net Investment Income[1]	3.941	3.692	3.286	3.294	3.701
Net Realized and Unrealized Gain (Loss) on Investments[2]	3.283	(4.727)	(27.794)	1.288	4.189
Total from Investment Operations	7.224	(1.035)	(24.508)	4.582	7.890
Distributions
Dividends from Net Investment Income	(3.824)	(3.595)	(3.262)	(3.282)	(3.740)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(3.824)	(3.595)	(3.262)	(3.282)	(3.740)
Net Asset Value, End of Period	$79.31	$75.91	$80.54	$108.31	$107.01
Total Return	9.90%	-1.27%	-23.06%	4.39%	7.90%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$13,012	$6,252	$4,545	$5,517	$5,214
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[3]	0.04%[3]	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	5.17%	4.79%	3.47%	3.10%	3.60%
Portfolio Turnover Rate[4]	33%	33%	31%	36%	62%
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.05, $.01, $.03, and $.00.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$20.32	$21.56	$29.03	$28.68	$27.55
Investment Operations
Net Investment Income[1]	1.050	.984	.875	.877	.988
Net Realized and Unrealized Gain (Loss) on Investments[2]	.878	(1.260)	(7.473)	.345	1.125
Total from Investment Operations	1.928	(.276)	(6.598)	1.222	2.113
Distributions
Dividends from Net Investment Income	(1.028)	(.964)	(.872)	(.872)	(.983)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.028)	(.964)	(.872)	(.872)	(.983)
Net Asset Value, End of Period	$21.22	$20.32	$21.56	$29.03	$28.68
Total Return[3]	9.84%	-1.25%	-23.10%	4.37%	7.87%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$398	$319	$272	$314	$320
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[4]	0.07%[4]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	5.14%	4.75%	3.44%	3.08%	3.58%
Portfolio Turnover Rate[5]	33%	33%	31%	36%	62%
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.01, $.00, $.01, and $.00.
3	Total returns do not include transaction or account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction and account service fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$25.21	$26.76	$36.02	$35.59	$34.18
Investment Operations
Net Investment Income[1]	1.307	1.227	1.092	1.095	1.250
Net Realized and Unrealized Gain (Loss) on Investments[2]	1.103	(1.575)	(9.264)	.425	1.387
Total from Investment Operations	2.410	(.348)	(8.172)	1.520	2.637
Distributions
Dividends from Net Investment Income	(1.280)	(1.202)	(1.088)	(1.090)	(1.227)
Distributions from Realized Capital Gains	—	—	—	—	—
Total Distributions	(1.280)	(1.202)	(1.088)	(1.090)	(1.227)
Net Asset Value, End of Period	$26.34	$25.21	$26.76	$36.02	$35.59
Total Return[3]	9.92%	-1.28%	-23.05%	4.37%	7.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$446	$414	$264	$340	$268
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[4]	0.05%[4]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	5.16%	4.78%	3.46%	3.09%	3.68%
Portfolio Turnover Rate[5]	33%	33%	31%	36%	62%
1	Calculated based on average shares outstanding.
2	Includes increases from purchase fees of $.00, $.02, $.00, $.01, and $.00.
3	Total returns do not include transaction fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable transaction fees.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
5	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.

Long-Term Corporate Bond Index Fund
Notes to Financial Statements
Vanguard Long-Term Corporate Bond Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
3. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund's performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Long-Term Corporate Bond Index Fund
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the year ended August 31, 2024, the fund's average amounts of investments in credit protection sold and credit protection purchased represented 0% and less than 1% of net assets, respectively, based on the average of notional amounts at each quarter-end during the period. The fund had no open credit default swap contracts at August 31, 2024.
4. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
5. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Fees assessed on capital share transactions are credited to paid-in capital.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2024, the fund had contributed to Vanguard capital in the amount of $344,000, representing less than 0.01% of the fund’s net assets and 0.14% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

Long-Term Corporate Bond Index Fund
The following table summarizes the market value of the fund's investments and derivatives as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	28,540	—	28,540
Corporate Bonds	—	13,554,720	—	13,554,720
Temporary Cash Investments	72,845	—	—	72,845
Total	72,845	13,583,260	—	13,656,105

Derivative Financial Instruments
Assets
Futures Contracts[1]	604	—	—	604
Liabilities
Futures Contracts[1]	(221)	—	—	(221)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
D.  Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the year ended August 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(1,467)	—	(1,467)
Swap Contracts	—	(77)	(77)
Realized Net Gain (Loss) on Derivatives	(1,467)	(77)	(1,544)

Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	266	—	266
Change in Unrealized Appreciation (Depreciation) on Derivatives	266	—	266
E.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions and swap agreements were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	8,950
Total Distributable Earnings (Loss)	(8,950)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the deferral of losses from straddles; the recognition of unrealized gains or losses from certain derivative contracts; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	53,970
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(622,175)
Capital Loss Carryforwards	(563,656)
Qualified Late-Year Losses	—
Other Temporary Differences	(549)
Total	(1,132,410)

Long-Term Corporate Bond Index Fund
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	415,674	275,003
Long-Term Capital Gains	—	—
Total	415,674	275,003
*	Includes short-term capital gains, if any.
As of August 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	14,278,280
Gross Unrealized Appreciation	211,542
Gross Unrealized Depreciation	(833,717)
Net Unrealized Appreciation (Depreciation)	(622,175)
F.  During the year ended August 31, 2024, the fund purchased $1,661,102,000 of investment securities and sold $1,576,043,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $1,241,892,000 and $1,213,148,000, respectively. In addition, the fund purchased and sold investment securities of $12,218,893,000 and $6,040,499,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
G.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued[1]	12,477,377	162,803	5,230,203	67,719
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(6,141,325)	(81,100)	(3,213,533)	(41,800)
Net Increase (Decrease)—ETF Shares	6,336,052	81,703	2,016,670	25,919
Admiral Shares
Issued[1]	120,892	5,857	99,670	4,826
Issued in Lieu of Cash Distributions	11,427	562	8,810	427
Redeemed	(69,028)	(3,381)	(45,166)	(2,186)
Net Increase (Decrease)—Admiral Shares	63,291	3,038	63,314	3,067
Institutional Shares
Issued[1]	15,425	639	169,574	6,552
Issued in Lieu of Cash Distributions	21,139	839	15,296	596
Redeemed	(25,845)	(992)	(15,533)	(597)
Net Increase (Decrease)—Institutional Shares	10,719	486	169,337	6,551
1	Includes purchase fees for fiscal 2024 and 2023 of $535,000 and $3,492,000, respectively (fund totals).
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger

Long-Term Corporate Bond Index Fund
impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At August 31, 2024, one shareholder was the record or beneficial owner of 41% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.  Management has determined that no events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund and Vanguard Long-Term Corporate Bond Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund and Vanguard Long-Term Corporate Bond Index Fund (three of the funds constituting Vanguard Scottsdale Funds, hereafter collectively referred to as the "Funds") as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.

Tax information (unaudited)
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Short-Term Corporate Bond Index Fund	8,343
Intermediate-Term Corporate Bond Index Fund	6,639
Long-Term Corporate Bond Index Fund	1,174
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
Fund	Percentage
Short-Term Corporate Bond Index Fund	100.0%
Intermediate-Term Corporate Bond Index Fund	100.0
Long-Term Corporate Bond Index Fund	100.0
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Fund	Percentage
Short-Term Corporate Bond Index Fund	81.0%
Intermediate-Term Corporate Bond Index Fund	85.0
Long-Term Corporate Bond Index Fund	89.5

Q16450 102024

Financial Statements
For the year ended August 31, 2024
Vanguard Treasury Index Funds
Vanguard Short-Term Treasury Index Fund
Vanguard Intermediate-Term Treasury Index Fund
Vanguard Long-Term Treasury Index Fund

Contents
Short-Term Treasury Index Fund	1
Intermediate-Term Treasury Index Fund	12
Long-Term Treasury Index Fund	23
Report of Independent Registered Public Accounting Firm	34
Tax information	35

Short-Term Treasury Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.1%)
U.S. Government Securities (99.1%)
	United States Treasury Note/Bond	6.875%	8/15/25	6,623	6,792
	United States Treasury Note/Bond	3.500%	9/15/25	272,254	269,829
	United States Treasury Note/Bond	0.250%	9/30/25	342,448	327,840
	United States Treasury Note/Bond	3.000%	9/30/25	133,151	131,279
	United States Treasury Note/Bond	5.000%	9/30/25	312,540	314,640
	United States Treasury Note/Bond	4.250%	10/15/25	270,931	270,719
	United States Treasury Note/Bond	0.250%	10/31/25	335,144	319,958
	United States Treasury Note/Bond	3.000%	10/31/25	121,186	119,425
	United States Treasury Note/Bond	5.000%	10/31/25	291,500	293,732
	United States Treasury Note/Bond	2.250%	11/15/25	324,838	317,174
	United States Treasury Note/Bond	4.500%	11/15/25	209,990	210,548
	United States Treasury Note/Bond	0.375%	11/30/25	308,234	293,882
	United States Treasury Note/Bond	2.875%	11/30/25	142,366	140,008
	United States Treasury Note/Bond	4.875%	11/30/25	304,070	306,303
	United States Treasury Note/Bond	4.000%	12/15/25	240,692	240,015
	United States Treasury Note/Bond	0.375%	12/31/25	299,358	284,718
	United States Treasury Note/Bond	2.625%	12/31/25	148,559	145,565
	United States Treasury Note/Bond	4.250%	12/31/25	287,537	287,672
	United States Treasury Note/Bond	3.875%	1/15/26	275,385	274,309
	United States Treasury Note/Bond	0.375%	1/31/26	398,733	378,298
	United States Treasury Note/Bond	2.625%	1/31/26	189,308	185,374
	United States Treasury Note/Bond	4.250%	1/31/26	346,504	346,938
	United States Treasury Note/Bond	1.625%	2/15/26	344,140	332,095
	United States Treasury Note/Bond	4.000%	2/15/26	218,285	217,910
	United States Treasury Note/Bond	6.000%	2/15/26	25,944	26,613
	United States Treasury Note/Bond	0.500%	2/28/26	413,446	391,934
	United States Treasury Note/Bond	2.500%	2/28/26	169,837	165,883
	United States Treasury Note/Bond	4.625%	2/28/26	356,058	358,617
	United States Treasury Note/Bond	4.625%	3/15/26	267,089	269,176
	United States Treasury Note/Bond	0.750%	3/31/26	328,344	311,824
	United States Treasury Note/Bond	2.250%	3/31/26	167,260	162,608
	United States Treasury Note/Bond	4.500%	3/31/26	339,812	341,936
	United States Treasury Note/Bond	3.750%	4/15/26	250,135	248,923
	United States Treasury Note/Bond	0.750%	4/30/26	374,030	354,393
	United States Treasury Note/Bond	2.375%	4/30/26	99,681	97,033
	United States Treasury Note/Bond	4.875%	4/30/26	346,817	351,315
	United States Treasury Note/Bond	1.625%	5/15/26	352,167	338,300
	United States Treasury Note/Bond	3.625%	5/15/26	249,913	248,234
	United States Treasury Note/Bond	0.750%	5/31/26	367,379	347,345
	United States Treasury Note/Bond	2.125%	5/31/26	157,224	152,262
	United States Treasury Note/Bond	4.875%	5/31/26	424,569	430,539
	United States Treasury Note/Bond	4.125%	6/15/26	198,350	198,784
	United States Treasury Note/Bond	0.875%	6/30/26	251,936	238,276
	United States Treasury Note/Bond	1.875%	6/30/26	160,580	154,659
	United States Treasury Note/Bond	4.625%	6/30/26	304,909	308,244
	United States Treasury Note/Bond	4.500%	7/15/26	230,624	232,750
	United States Treasury Note/Bond	0.625%	7/31/26	383,917	360,522
	United States Treasury Note/Bond	1.875%	7/31/26	164,447	158,177
	United States Treasury Note/Bond	4.375%	7/31/26	260,097	262,048
	United States Treasury Note/Bond	1.500%	8/15/26	316,537	302,095
	United States Treasury Note/Bond	4.375%	8/15/26	260,881	262,960
	United States Treasury Note/Bond	6.750%	8/15/26	24,586	25,865
	United States Treasury Note/Bond	0.750%	8/31/26	394,774	370,841
	United States Treasury Note/Bond	1.375%	8/31/26	157,132	149,472
[1]	United States Treasury Note/Bond	3.750%	8/31/26	255,108	254,271
	United States Treasury Note/Bond	4.625%	9/15/26	298,540	302,552
	United States Treasury Note/Bond	0.875%	9/30/26	380,935	358,138
	United States Treasury Note/Bond	1.625%	9/30/26	119,157	113,758
	United States Treasury Note/Bond	4.625%	10/15/26	308,713	313,151
1

Short-Term Treasury Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	1.125%	10/31/26	368,561	347,541
	United States Treasury Note/Bond	1.625%	10/31/26	154,735	147,458
	United States Treasury Note/Bond	2.000%	11/15/26	304,599	292,510
	United States Treasury Note/Bond	4.625%	11/15/26	298,756	303,284
	United States Treasury Note/Bond	6.500%	11/15/26	15,400	16,300
	United States Treasury Note/Bond	1.250%	11/30/26	394,458	372,331
	United States Treasury Note/Bond	1.625%	11/30/26	152,412	145,053
	United States Treasury Note/Bond	4.375%	12/15/26	320,244	323,697
	United States Treasury Note/Bond	1.250%	12/31/26	350,653	330,545
	United States Treasury Note/Bond	1.750%	12/31/26	139,492	132,997
	United States Treasury Note/Bond	4.000%	1/15/27	340,400	341,411
	United States Treasury Note/Bond	1.500%	1/31/27	502,314	475,315
	United States Treasury Note/Bond	2.250%	2/15/27	286,340	275,602
	United States Treasury Note/Bond	4.125%	2/15/27	351,992	354,137
	United States Treasury Note/Bond	6.625%	2/15/27	671	715
	United States Treasury Note/Bond	1.125%	2/28/27	89,295	83,575
	United States Treasury Note/Bond	1.875%	2/28/27	335,752	320,223
	United States Treasury Note/Bond	4.250%	3/15/27	311,086	314,245
	United States Treasury Note/Bond	0.625%	3/31/27	144,912	133,568
	United States Treasury Note/Bond	2.500%	3/31/27	312,158	302,159
	United States Treasury Note/Bond	4.500%	4/15/27	358,471	364,408
	United States Treasury Note/Bond	0.500%	4/30/27	193,849	177,675
	United States Treasury Note/Bond	2.750%	4/30/27	301,670	293,515
	United States Treasury Note/Bond	2.375%	5/15/27	317,655	305,743
	United States Treasury Note/Bond	4.500%	5/15/27	362,341	368,455
	United States Treasury Note/Bond	0.500%	5/31/27	195,281	178,560
	United States Treasury Note/Bond	2.625%	5/31/27	299,652	290,381
	United States Treasury Note/Bond	4.625%	6/15/27	357,314	365,019
	United States Treasury Note/Bond	0.500%	6/30/27	201,289	183,582
	United States Treasury Note/Bond	3.250%	6/30/27	256,881	253,108
	United States Treasury Note/Bond	4.375%	7/15/27	351,582	357,021
	United States Treasury Note/Bond	0.375%	7/31/27	240,133	217,621
	United States Treasury Note/Bond	2.750%	7/31/27	269,512	261,679
	United States Treasury Note/Bond	2.250%	8/15/27	262,326	251,054
	United States Treasury Note/Bond	3.750%	8/15/27	349,020	348,638
	United States Treasury Note/Bond	6.375%	8/15/27	12	13
	United States Treasury Note/Bond	0.500%	8/31/27	225,270	204,468
	United States Treasury Note/Bond	3.125%	8/31/27	255,072	250,250
Total U.S. Government and Agency Obligations (Cost $24,478,936)					24,662,377
				Shares
Temporary Cash Investments (0.2%)
Money Market Fund (0.2%)
[2]	Vanguard Market Liquidity Fund (Cost $55,289)	5.373%		552,946	55,289
Total Investments (99.3%) (Cost $24,534,225)					24,717,666
Other Assets and Liabilities—Net (0.7%)					185,041
Net Assets (100%)					24,902,707
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2024.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Short-Term Treasury Index Fund
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $24,478,936)	24,662,377
Affiliated Issuers (Cost $55,289)	55,289
Total Investments in Securities	24,717,666
Investment in Vanguard	698
Cash	28
Receivables for Investment Securities Sold	2,029,475
Receivables for Accrued Income	185,613
Receivables for Capital Shares Issued	8,380
Total Assets	26,941,860
Liabilities
Payables for Investment Securities Purchased	2,029,792
Payables for Capital Shares Redeemed	6,444
Payables for Distributions	2,435
Payables to Vanguard	482
Total Liabilities	2,039,153
Net Assets	24,902,707
At August 31, 2024, net assets consisted of:

Paid-in Capital	25,534,329
Total Distributable Earnings (Loss)	(631,622)
Net Assets	24,902,707

ETF Shares—Net Assets
Applicable to 340,754,334 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,021,827
Net Asset Value Per Share—ETF Shares	$58.76

Admiral Shares—Net Assets
Applicable to 144,599,318 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,824,382
Net Asset Value Per Share—Admiral Shares	$19.53

Institutional Shares—Net Assets
Applicable to 83,806,684 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,056,498
Net Asset Value Per Share—Institutional Shares	$24.54
See accompanying Notes, which are an integral part of the Financial Statements.
3

Short-Term Treasury Index Fund
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Interest[1]	1,036,565
Total Income	1,036,565
Expenses
The Vanguard Group—Note B
Investment Advisory Services	501
Management and Administrative—ETF Shares	6,288
Management and Administrative—Admiral Shares	1,701
Management and Administrative—Institutional Shares	709
Marketing and Distribution—ETF Shares	1,057
Marketing and Distribution—Admiral Shares	144
Marketing and Distribution—Institutional Shares	63
Custodian Fees	82
Auditing Fees	42
Shareholders’ Reports—ETF Shares	467
Shareholders’ Reports—Admiral Shares	25
Shareholders’ Reports—Institutional Shares	34
Trustees’ Fees and Expenses	17
Other Expenses	20
Total Expenses	11,150
Net Investment Income	1,025,415
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(272,109)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	686,239
Net Increase (Decrease) in Net Assets Resulting from Operations	1,439,545
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,353,000, $45,000, $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes ($17,666,000) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Short-Term Treasury Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,025,415	667,991
Realized Net Gain (Loss)	(272,109)	(493,042)
Change in Unrealized Appreciation (Depreciation)	686,239	152,410
Net Increase (Decrease) in Net Assets Resulting from Operations	1,439,545	327,359
Distributions
ETF Shares	(839,753)	(497,478)
Admiral Shares	(112,051)	(79,631)
Institutional Shares	(70,436)	(38,287)
Total Distributions	(1,022,240)	(615,396)
Capital Share Transactions
ETF Shares	(2,807,612)	7,152,585
Admiral Shares	(146,050)	457,577
Institutional Shares	440,379	513,042
Net Increase (Decrease) from Capital Share Transactions	(2,513,283)	8,123,204
Total Increase (Decrease)	(2,095,978)	7,835,167
Net Assets
Beginning of Period	26,998,685	19,163,518
End of Period	24,902,707	26,998,685
See accompanying Notes, which are an integral part of the Financial Statements.
5

Short-Term Treasury Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$57.77	$58.51	$61.50	$62.13	$61.12
Investment Operations
Net Investment Income[1]	2.343	1.625	.368	.288	.956
Net Realized and Unrealized Gain (Loss) on Investments	.973	(.919)	(2.860)	(.220)	1.115
Total from Investment Operations	3.316	.706	(2.492)	.068	2.071
Distributions
Dividends from Net Investment Income	(2.326)	(1.446)	(.310)	(.325)	(1.061)
Distributions from Realized Capital Gains	—	—	(.188)	(.373)	—
Total Distributions	(2.326)	(1.446)	(.498)	(.698)	(1.061)
Net Asset Value, End of Period	$58.76	$57.77	$58.51	$61.50	$62.13
Total Return	5.88%	1.23%	-4.07%	0.11%	3.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,022	$22,488	$15,565	$13,394	$9,140
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.04%	2.81%	0.61%	0.47%	1.55%
Portfolio Turnover Rate[3]	89%	81%	59%	66%	67%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Short-Term Treasury Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$19.22	$19.50	$20.51	$20.71	$20.35
Investment Operations
Net Investment Income[1]	.777	.529	.114	.095	.312
Net Realized and Unrealized Gain (Loss) on Investments	.315	(.294)	(.949)	(.078)	.375
Total from Investment Operations	1.092	.235	(.835)	.017	.687
Distributions
Dividends from Net Investment Income	(.782)	(.515)	(.112)	(.093)	(.327)
Distributions from Realized Capital Gains	—	—	(.063)	(.124)	—
Total Distributions	(.782)	(.515)	(.175)	(.217)	(.327)
Net Asset Value, End of Period	$19.53	$19.22	$19.50	$20.51	$20.71
Total Return[2]	5.81%	1.22%	-4.09%	0.08%	3.41%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,824	$2,925	$2,506	$2,430	$2,748
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[3]	0.07%[3]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	4.02%	2.74%	0.57%	0.46%	1.52%
Portfolio Turnover Rate[4]	89%	81%	59%	66%	67%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Short-Term Treasury Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.14	$24.50	$25.77	$26.02	$25.57
Investment Operations
Net Investment Income[1]	.986	.680	.145	.120	.421
Net Realized and Unrealized Gain (Loss) on Investments	.402	(.389)	(1.191)	(.092)	.445
Total from Investment Operations	1.388	.291	(1.046)	.028	.866
Distributions
Dividends from Net Investment Income	(.988)	(.651)	(.145)	(.122)	(.416)
Distributions from Realized Capital Gains	—	—	(.079)	(.156)	—
Total Distributions	(.988)	(.651)	(.224)	(.278)	(.416)
Net Asset Value, End of Period	$24.54	$24.14	$24.50	$25.77	$26.02
Total Return	5.87%	1.21%	-4.08%	0.11%	3.42%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,056	$1,586	$1,092	$1,138	$1,104
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[2]	0.05%[2]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.06%	2.80%	0.58%	0.47%	1.63%
Portfolio Turnover Rate[3]	89%	81%	59%	66%	67%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Short-Term Treasury Index Fund
Notes to Financial Statements
Vanguard Short-Term Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2024, the fund had contributed to Vanguard capital in the amount of $698,000, representing less than 0.01% of the fund’s net assets and 0.28% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
9

Short-Term Treasury Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	24,662,377	—	24,662,377
Temporary Cash Investments	55,289	—	—	55,289
Total	55,289	24,662,377	—	24,717,666
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	(17,771)
Total Distributable Earnings (Loss)	17,771
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the timing of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	74,001
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	181,066
Capital Loss Carryforwards	(884,257)
Qualified Late-Year Losses	—
Other Temporary Differences	(2,432)
Total	(631,622)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	1,022,240	615,396
Long-Term Capital Gains	—	—
Total	1,022,240	615,396
*	Includes short-term capital gains, if any.
As of August 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	24,536,600
Gross Unrealized Appreciation	196,951
Gross Unrealized Depreciation	(15,885)
Net Unrealized Appreciation (Depreciation)	181,066
E.  During the year ended August 31, 2024, the fund purchased $22,405,704,000 of investment securities and sold $22,506,677,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $4,685,373,000 and $7,512,900,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
10

Short-Term Treasury Index Fund
F.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	4,777,771	82,305	10,084,732	173,852
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(7,585,383)	(130,800)	(2,932,147)	(50,650)
Net Increase (Decrease)—ETF Shares	(2,807,612)	(48,495)	7,152,585	123,202
Admiral Shares
Issued	1,101,040	56,989	2,114,007	109,455
Issued in Lieu of Cash Distributions	87,305	4,522	60,002	3,110
Redeemed	(1,334,395)	(69,125)	(1,716,432)	(88,878)
Net Increase (Decrease)—Admiral Shares	(146,050)	(7,614)	457,577	23,687
Institutional Shares
Issued	813,935	33,534	1,023,295	42,143
Issued in Lieu of Cash Distributions	67,011	2,762	35,147	1,450
Redeemed	(440,567)	(18,174)	(545,400)	(22,488)
Net Increase (Decrease)—Institutional Shares	440,379	18,122	513,042	21,105
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.  Management has determined that no events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.
11

Intermediate-Term Treasury Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.0%)
U.S. Government Securities (99.0%)
United States Treasury Note/Bond	6.375%	8/15/27	36,684	39,269
United States Treasury Note/Bond	0.375%	9/30/27	326,772	294,656
United States Treasury Note/Bond	4.125%	9/30/27	274,187	276,929
United States Treasury Note/Bond	0.500%	10/31/27	307,287	277,423
United States Treasury Note/Bond	4.125%	10/31/27	258,483	260,987
United States Treasury Note/Bond	2.250%	11/15/27	307,935	293,693
United States Treasury Note/Bond	6.125%	11/15/27	51,273	54,798
United States Treasury Note/Bond	0.625%	11/30/27	342,675	309,907
United States Treasury Note/Bond	3.875%	11/30/27	281,313	282,016
United States Treasury Note/Bond	0.625%	12/31/27	387,470	349,571
United States Treasury Note/Bond	3.875%	12/31/27	260,081	260,934
United States Treasury Note/Bond	0.750%	1/31/28	432,726	391,076
United States Treasury Note/Bond	3.500%	1/31/28	285,016	282,433
United States Treasury Note/Bond	2.750%	2/15/28	431,532	416,968
United States Treasury Note/Bond	1.125%	2/29/28	423,900	387,339
United States Treasury Note/Bond	4.000%	2/29/28	216,070	217,657
United States Treasury Note/Bond	1.250%	3/31/28	399,936	366,316
United States Treasury Note/Bond	3.625%	3/31/28	300,829	299,466
United States Treasury Note/Bond	1.250%	4/30/28	398,990	364,764
United States Treasury Note/Bond	3.500%	4/30/28	237,042	234,894
United States Treasury Note/Bond	2.875%	5/15/28	459,533	445,244
United States Treasury Note/Bond	1.250%	5/31/28	449,981	410,608
United States Treasury Note/Bond	3.625%	5/31/28	265,901	264,571
United States Treasury Note/Bond	1.250%	6/30/28	400,035	364,344
United States Treasury Note/Bond	4.000%	6/30/28	216,806	218,635
United States Treasury Note/Bond	1.000%	7/31/28	424,363	381,993
United States Treasury Note/Bond	4.125%	7/31/28	269,972	273,515
United States Treasury Note/Bond	2.875%	8/15/28	494,514	478,288
United States Treasury Note/Bond	5.500%	8/15/28	30,216	32,185
United States Treasury Note/Bond	1.125%	8/31/28	469,989	424,385
United States Treasury Note/Bond	4.375%	8/31/28	202,950	207,548
United States Treasury Note/Bond	1.250%	9/30/28	431,523	390,933
United States Treasury Note/Bond	4.625%	9/30/28	266,714	275,341
United States Treasury Note/Bond	1.375%	10/31/28	427,712	388,683
United States Treasury Note/Bond	4.875%	10/31/28	313,073	326,379
United States Treasury Note/Bond	3.125%	11/15/28	423,729	413,069
United States Treasury Note/Bond	5.250%	11/15/28	42,834	45,257
United States Treasury Note/Bond	1.500%	11/30/28	422,984	385,841
United States Treasury Note/Bond	4.375%	11/30/28	335,774	343,854
United States Treasury Note/Bond	1.375%	12/31/28	398,356	360,823
United States Treasury Note/Bond	3.750%	12/31/28	305,289	305,241
United States Treasury Note/Bond	1.750%	1/31/29	392,894	361,033
United States Treasury Note/Bond	4.000%	1/31/29	352,896	356,535
United States Treasury Note/Bond	2.625%	2/15/29	451,312	430,439
United States Treasury Note/Bond	5.250%	2/15/29	594	631
United States Treasury Note/Bond	1.875%	2/28/29	348,937	322,058
United States Treasury Note/Bond	4.250%	2/28/29	351,404	358,871
United States Treasury Note/Bond	2.375%	3/31/29	327,060	308,152
United States Treasury Note/Bond	4.125%	3/31/29	321,473	326,546
United States Treasury Note/Bond	2.875%	4/30/29	334,776	322,222
United States Treasury Note/Bond	4.625%	4/30/29	295,230	306,255
United States Treasury Note/Bond	2.375%	5/15/29	367,920	346,190
United States Treasury Note/Bond	2.750%	5/31/29	317,007	303,237
United States Treasury Note/Bond	4.500%	5/31/29	421,967	435,945
United States Treasury Note/Bond	3.250%	6/30/29	302,853	296,039
United States Treasury Note/Bond	4.250%	6/30/29	447,226	457,149
United States Treasury Note/Bond	2.625%	7/31/29	308,139	292,636
United States Treasury Note/Bond	4.000%	7/31/29	269,018	272,213
United States Treasury Note/Bond	1.625%	8/15/29	255,426	231,360
12

Intermediate-Term Treasury Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	6.125%	8/15/29	36,869	40,740
	United States Treasury Note/Bond	3.125%	8/31/29	278,338	270,423
[1]	United States Treasury Note/Bond	3.625%	8/31/29	415,231	413,544
	United States Treasury Note/Bond	3.875%	9/30/29	279,760	281,246
	United States Treasury Note/Bond	4.000%	10/31/29	261,846	264,710
	United States Treasury Note/Bond	1.750%	11/15/29	180,235	163,394
	United States Treasury Note/Bond	3.875%	11/30/29	259,778	261,158
	United States Treasury Note/Bond	3.875%	12/31/29	269,726	271,075
	United States Treasury Note/Bond	3.500%	1/31/30	267,109	263,520
	United States Treasury Note/Bond	1.500%	2/15/30	413,786	367,752
	United States Treasury Note/Bond	4.000%	2/28/30	231,212	233,813
	United States Treasury Note/Bond	3.625%	3/31/30	262,621	260,569
	United States Treasury Note/Bond	3.500%	4/30/30	257,729	254,105
	United States Treasury Note/Bond	0.625%	5/15/30	590,961	496,407
	United States Treasury Note/Bond	6.250%	5/15/30	49,237	55,345
	United States Treasury Note/Bond	3.750%	5/31/30	282,189	281,748
	United States Treasury Note/Bond	3.750%	6/30/30	242,203	241,711
	United States Treasury Note/Bond	4.000%	7/31/30	242,393	245,082
	United States Treasury Note/Bond	0.625%	8/15/30	735,629	613,101
	United States Treasury Note/Bond	4.125%	8/31/30	242,346	246,738
	United States Treasury Note/Bond	4.625%	9/30/30	247,429	258,486
	United States Treasury Note/Bond	4.875%	10/31/30	255,672	270,773
	United States Treasury Note/Bond	0.875%	11/15/30	699,785	588,257
	United States Treasury Note/Bond	4.375%	11/30/30	262,414	270,696
	United States Treasury Note/Bond	3.750%	12/31/30	257,157	256,434
	United States Treasury Note/Bond	4.000%	1/31/31	266,438	269,394
	United States Treasury Note/Bond	1.125%	2/15/31	653,409	555,500
	United States Treasury Note/Bond	5.375%	2/15/31	6,956	7,584
	United States Treasury Note/Bond	4.250%	2/28/31	252,221	258,645
	United States Treasury Note/Bond	4.125%	3/31/31	218,404	222,431
	United States Treasury Note/Bond	4.625%	4/30/31	184,572	193,368
	United States Treasury Note/Bond	1.625%	5/15/31	697,825	608,198
	United States Treasury Note/Bond	4.625%	5/31/31	298,602	312,879
	United States Treasury Note/Bond	4.250%	6/30/31	140,077	143,776
	United States Treasury Note/Bond	4.125%	7/31/31	163,945	167,045
	United States Treasury Note/Bond	1.250%	8/15/31	810,463	684,081
[1]	United States Treasury Note/Bond	3.750%	8/31/31	240,143	239,242
	United States Treasury Note/Bond	1.375%	11/15/31	803,937	680,583
	United States Treasury Note/Bond	1.875%	2/15/32	769,369	671,996
	United States Treasury Note/Bond	2.875%	5/15/32	743,125	695,286
	United States Treasury Note/Bond	2.750%	8/15/32	718,390	664,286
	United States Treasury Note/Bond	4.125%	11/15/32	651,661	663,880
	United States Treasury Note/Bond	3.500%	2/15/33	707,375	688,143
	United States Treasury Note/Bond	3.375%	5/15/33	706,423	679,711
	United States Treasury Note/Bond	3.875%	8/15/33	758,062	756,523
	United States Treasury Note/Bond	4.500%	11/15/33	727,782	760,988
	United States Treasury Note/Bond	4.000%	2/15/34	741,484	746,234
	United States Treasury Note/Bond	4.375%	5/15/34	713,889	739,879
	United States Treasury Note/Bond	3.875%	8/15/34	252,132	251,226
Total U.S. Government and Agency Obligations (Cost $36,989,351)					36,957,049
				Shares
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[2]	Vanguard Market Liquidity Fund (Cost $179,934)	5.373%		1,799,546	179,936
Total Investments (99.5%) (Cost $37,169,285)					37,136,985
Other Assets and Liabilities—Net (0.5%)					173,873
Net Assets (100%)					37,310,858
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2024.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
13

Intermediate-Term Treasury Index Fund
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $36,989,351)	36,957,049
Affiliated Issuers (Cost $179,934)	179,936
Total Investments in Securities	37,136,985
Investment in Vanguard	1,031
Cash	10
Receivables for Investment Securities Sold	1,589,472
Receivables for Accrued Income	266,432
Receivables for Capital Shares Issued	11,201
Total Assets	39,005,131
Liabilities
Payables for Investment Securities Purchased	1,674,918
Payables for Capital Shares Redeemed	16,190
Payables for Distributions	2,446
Payables to Vanguard	719
Total Liabilities	1,694,273
Net Assets	37,310,858
At August 31, 2024, net assets consisted of:

Paid-in Capital	38,308,503
Total Distributable Earnings (Loss)	(997,645)
Net Assets	37,310,858

ETF Shares—Net Assets
Applicable to 505,861,497 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	30,316,734
Net Asset Value Per Share—ETF Shares	$59.93

Admiral Shares—Net Assets
Applicable to 220,461,795 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	4,449,954
Net Asset Value Per Share—Admiral Shares	$20.18

Institutional Shares—Net Assets
Applicable to 101,567,392 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	2,544,170
Net Asset Value Per Share—Institutional Shares	$25.05
See accompanying Notes, which are an integral part of the Financial Statements.
14

Intermediate-Term Treasury Index Fund
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Interest[1]	1,086,298
Total Income	1,086,298
Expenses
The Vanguard Group—Note B
Investment Advisory Services	609
Management and Administrative—ETF Shares	7,080
Management and Administrative—Admiral Shares	2,336
Management and Administrative—Institutional Shares	1,022
Marketing and Distribution—ETF Shares	1,235
Marketing and Distribution—Admiral Shares	198
Marketing and Distribution—Institutional Shares	88
Custodian Fees	140
Auditing Fees	42
Shareholders’ Reports—ETF Shares	649
Shareholders’ Reports—Admiral Shares	31
Shareholders’ Reports—Institutional Shares	24
Trustees’ Fees and Expenses	20
Other Expenses	13
Total Expenses	13,487
Net Investment Income	1,072,811
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(412,583)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	1,518,690
Net Increase (Decrease) in Net Assets Resulting from Operations	2,178,918
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $3,336,000, ($4,000), $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $41,236,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
15

Intermediate-Term Treasury Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2024	2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	1,072,811	461,369
Realized Net Gain (Loss)	(412,583)	(333,139)
Change in Unrealized Appreciation (Depreciation)	1,518,690	(331,014)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,178,918	(202,784)
Distributions
ETF Shares	(804,062)	(317,690)
Admiral Shares	(132,278)	(72,063)
Institutional Shares	(82,836)	(49,079)
Total Distributions	(1,019,176)	(438,832)
Capital Share Transactions
ETF Shares	12,363,609	5,733,607
Admiral Shares	1,155,785	389,104
Institutional Shares	269,280	569,217
Net Increase (Decrease) from Capital Share Transactions	13,788,674	6,691,928
Total Increase (Decrease)	14,948,416	6,050,312
Net Assets
Beginning of Period	22,362,442	16,312,130
End of Period	37,310,858	22,362,442
See accompanying Notes, which are an integral part of the Financial Statements.
16

Intermediate-Term Treasury Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$58.20	$60.34	$68.27	$70.46	$67.26
Investment Operations
Net Investment Income[1]	2.071	1.473	.858	.809	1.239
Net Realized and Unrealized Gain (Loss) on Investments	1.615	(2.221)	(7.617)	(1.692)	3.248
Total from Investment Operations	3.686	(.748)	(6.759)	(.883)	4.487
Distributions
Dividends from Net Investment Income	(1.956)	(1.392)	(.805)	(.820)	(1.287)
Distributions from Realized Capital Gains	—	—	(.366)	(.487)	—
Total Distributions	(1.956)	(1.392)	(1.171)	(1.307)	(1.287)
Net Asset Value, End of Period	$59.93	$58.20	$60.34	$68.27	$70.46
Total Return	6.49%	-1.25%	-10.01%	-1.26%	6.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$30,317	$16,995	$11,726	$8,147	$6,547
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.55%	2.50%	1.34%	1.18%	1.80%
Portfolio Turnover Rate[3]	52%	36%	36%	33%	28%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
17

Intermediate-Term Treasury Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$19.62	$20.35	$23.04	$23.78	$22.68
Investment Operations
Net Investment Income[1]	.691	.490	.283	.267	.416
Net Realized and Unrealized Gain (Loss) on Investments	.541	(.741)	(2.575)	(.577)	1.101
Total from Investment Operations	1.232	(.251)	(2.292)	(.310)	1.517
Distributions
Dividends from Net Investment Income	(.672)	(.479)	(.274)	(.265)	(.417)
Distributions from Realized Capital Gains	—	—	(.124)	(.165)	—
Total Distributions	(.672)	(.479)	(.398)	(.430)	(.417)
Net Asset Value, End of Period	$20.18	$19.62	$20.35	$23.04	$23.78
Total Return[2]	6.43%	-1.24%	-10.05%	-1.31%	6.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$4,450	$3,165	$2,886	$2,646	$2,740
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[3]	0.07%[3]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.51%	2.46%	1.31%	1.15%	1.79%
Portfolio Turnover Rate[4]	52%	36%	36%	33%	28%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
18

Intermediate-Term Treasury Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.34	$25.26	$28.60	$29.51	$28.15
Investment Operations
Net Investment Income[1]	.859	.615	.355	.337	.527
Net Realized and Unrealized Gain (Loss) on Investments	.690	(.935)	(3.195)	(.709)	1.355
Total from Investment Operations	1.549	(.320)	(2.840)	(.372)	1.882
Distributions
Dividends from Net Investment Income	(.839)	(.600)	(.346)	(.334)	(.522)
Distributions from Realized Capital Gains	—	—	(.154)	(.204)	—
Total Distributions	(.839)	(.600)	(.500)	(.538)	(.522)
Net Asset Value, End of Period	$25.05	$24.34	$25.26	$28.60	$29.51
Total Return	6.51%	-1.27%	-10.03%	-1.26%	6.76%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,544	$2,203	$1,700	$1,725	$1,558
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[2]	0.05%[2]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.52%	2.49%	1.32%	1.17%	1.83%
Portfolio Turnover Rate[3]	52%	36%	36%	33%	28%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
19

Intermediate-Term Treasury Index Fund
Notes to Financial Statements
Vanguard Intermediate-Term Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2024, the fund had contributed to Vanguard capital in the amount of $1,031,000, representing less than 0.01% of the fund’s net assets and 0.41% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
20

Intermediate-Term Treasury Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	36,957,049	—	36,957,049
Temporary Cash Investments	179,936	—	—	179,936
Total	179,936	36,957,049	—	37,136,985
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	41,236
Total Distributable Earnings (Loss)	(41,236)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the timing of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	96,034
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(53,777)
Capital Loss Carryforwards	(1,037,456)
Qualified Late-Year Losses	—
Other Temporary Differences	(2,446)
Total	(997,645)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	1,019,176	438,832
Long-Term Capital Gains	—	—
Total	1,019,176	438,832
*	Includes short-term capital gains, if any.
As of August 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	37,190,762
Gross Unrealized Appreciation	603,665
Gross Unrealized Depreciation	(657,442)
Net Unrealized Appreciation (Depreciation)	(53,777)
E.  During the year ended August 31, 2024, the fund purchased $16,735,526,000 of investment securities and sold $15,588,212,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $13,739,883,000 and $1,493,668,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
21

Intermediate-Term Treasury Index Fund
F.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	13,870,779	239,803	9,621,840	163,663
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,507,170)	(25,950)	(3,888,233)	(66,000)
Net Increase (Decrease)—ETF Shares	12,363,609	213,853	5,733,607	97,663
Admiral Shares
Issued	2,136,180	108,960	1,307,777	65,770
Issued in Lieu of Cash Distributions	114,668	5,830	64,124	3,227
Redeemed	(1,095,063)	(55,646)	(982,797)	(49,462)
Net Increase (Decrease)—Admiral Shares	1,155,785	59,144	389,104	19,535
Institutional Shares
Issued	751,351	30,797	846,843	34,426
Issued in Lieu of Cash Distributions	76,414	3,133	45,259	1,835
Redeemed	(558,485)	(22,835)	(322,885)	(13,101)
Net Increase (Decrease)—Institutional Shares	269,280	11,095	569,217	23,160
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.  Management has determined that no events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.
22

Long-Term Treasury Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.0%)
U.S. Government Securities (99.0%)
	United States Treasury Note/Bond	4.500%	2/15/36	63,037	66,721
	United States Treasury Note/Bond	4.750%	2/15/37	24,701	26,650
	United States Treasury Note/Bond	5.000%	5/15/37	37,173	41,012
	United States Treasury Note/Bond	4.375%	2/15/38	34,672	36,059
	United States Treasury Note/Bond	4.500%	5/15/38	41,354	43,486
	United States Treasury Note/Bond	3.500%	2/15/39	42,556	40,036
	United States Treasury Note/Bond	4.250%	5/15/39	72,356	73,803
	United States Treasury Note/Bond	4.500%	8/15/39	80,444	84,139
	United States Treasury Note/Bond	4.375%	11/15/39	86,632	89,393
	United States Treasury Note/Bond	4.625%	2/15/40	94,982	100,711
	United States Treasury Note/Bond	1.125%	5/15/40	314,266	203,193
	United States Treasury Note/Bond	4.375%	5/15/40	91,659	94,552
	United States Treasury Note/Bond	1.125%	8/15/40	387,556	248,520
	United States Treasury Note/Bond	3.875%	8/15/40	99,671	96,712
	United States Treasury Note/Bond	1.375%	11/15/40	431,569	286,454
	United States Treasury Note/Bond	4.250%	11/15/40	93,344	94,657
	United States Treasury Note/Bond	1.875%	2/15/41	522,382	375,299
	United States Treasury Note/Bond	4.750%	2/15/41	105,497	113,343
	United States Treasury Note/Bond	2.250%	5/15/41	445,964	338,863
	United States Treasury Note/Bond	4.375%	5/15/41	96,722	99,231
	United States Treasury Note/Bond	1.750%	8/15/41	589,402	409,542
	United States Treasury Note/Bond	3.750%	8/15/41	99,566	94,183
	United States Treasury Note/Bond	2.000%	11/15/41	501,988	362,059
	United States Treasury Note/Bond	3.125%	11/15/41	116,719	100,998
	United States Treasury Note/Bond	2.375%	2/15/42	396,003	302,447
	United States Treasury Note/Bond	3.125%	2/15/42	112,673	97,004
	United States Treasury Note/Bond	3.000%	5/15/42	112,151	94,295
	United States Treasury Note/Bond	3.250%	5/15/42	351,274	305,993
	United States Treasury Note/Bond	2.750%	8/15/42	120,507	97,159
	United States Treasury Note/Bond	3.375%	8/15/42	305,971	270,689
	United States Treasury Note/Bond	2.750%	11/15/42	170,976	137,341
	United States Treasury Note/Bond	4.000%	11/15/42	296,220	285,760
	United States Treasury Note/Bond	3.125%	2/15/43	145,505	123,407
	United States Treasury Note/Bond	3.875%	2/15/43	297,340	281,358
	United States Treasury Note/Bond	2.875%	5/15/43	230,349	187,303
	United States Treasury Note/Bond	3.875%	5/15/43	295,210	278,697
	United States Treasury Note/Bond	3.625%	8/15/43	173,584	157,771
	United States Treasury Note/Bond	4.375%	8/15/43	319,453	322,598
	United States Treasury Note/Bond	3.750%	11/15/43	167,194	154,550
	United States Treasury Note/Bond	4.750%	11/15/43	317,509	336,559
	United States Treasury Note/Bond	3.625%	2/15/44	176,880	160,380
	United States Treasury Note/Bond	4.500%	2/15/44	318,265	326,222
	United States Treasury Note/Bond	3.375%	5/15/44	163,650	142,785
	United States Treasury Note/Bond	4.625%	5/15/44	287,731	299,690
	United States Treasury Note/Bond	3.125%	8/15/44	205,325	171,960
[1]	United States Treasury Note/Bond	4.125%	8/15/44	90,120	87,965
	United States Treasury Note/Bond	3.000%	11/15/44	180,038	147,575
	United States Treasury Note/Bond	2.500%	2/15/45	239,391	179,768
	United States Treasury Note/Bond	3.000%	5/15/45	107,246	87,623
	United States Treasury Note/Bond	2.875%	8/15/45	163,814	130,821
	United States Treasury Note/Bond	3.000%	11/15/45	91,139	74,221
	United States Treasury Note/Bond	2.500%	2/15/46	189,432	140,594
	United States Treasury Note/Bond	2.500%	5/15/46	193,550	143,197
	United States Treasury Note/Bond	2.250%	8/15/46	240,197	168,776
	United States Treasury Note/Bond	2.875%	11/15/46	103,379	81,620
	United States Treasury Note/Bond	3.000%	2/15/47	216,698	174,577
	United States Treasury Note/Bond	3.000%	5/15/47	162,611	130,801
	United States Treasury Note/Bond	2.750%	8/15/47	236,288	181,056
	United States Treasury Note/Bond	2.750%	11/15/47	247,739	189,404
23

Long-Term Treasury Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.000%	2/15/48	283,001	226,224
	United States Treasury Note/Bond	3.125%	5/15/48	303,248	247,716
	United States Treasury Note/Bond	3.000%	8/15/48	332,809	265,311
	United States Treasury Note/Bond	3.375%	11/15/48	340,412	290,095
	United States Treasury Note/Bond	3.000%	2/15/49	360,845	287,097
	United States Treasury Note/Bond	2.875%	5/15/49	351,122	272,504
	United States Treasury Note/Bond	2.250%	8/15/49	330,887	225,210
	United States Treasury Note/Bond	2.375%	11/15/49	310,421	216,858
	United States Treasury Note/Bond	2.000%	2/15/50	386,897	247,796
	United States Treasury Note/Bond	1.250%	5/15/50	445,267	233,905
	United States Treasury Note/Bond	1.375%	8/15/50	500,515	271,060
	United States Treasury Note/Bond	1.625%	11/15/50	502,297	290,390
	United States Treasury Note/Bond	1.875%	2/15/51	560,067	345,404
	United States Treasury Note/Bond	2.375%	5/15/51	568,015	394,060
	United States Treasury Note/Bond	2.000%	8/15/51	557,195	353,122
	United States Treasury Note/Bond	1.875%	11/15/51	524,337	321,566
	United States Treasury Note/Bond	2.250%	2/15/52	479,356	322,517
	United States Treasury Note/Bond	2.875%	5/15/52	456,764	352,921
	United States Treasury Note/Bond	3.000%	8/15/52	432,242	342,889
	United States Treasury Note/Bond	4.000%	11/15/52	433,038	415,513
	United States Treasury Note/Bond	3.625%	2/15/53	426,746	382,804
	United States Treasury Note/Bond	3.625%	5/15/53	428,664	384,793
	United States Treasury Note/Bond	4.125%	8/15/53	474,607	466,005
	United States Treasury Note/Bond	4.750%	11/15/53	492,964	537,023
	United States Treasury Note/Bond	4.250%	2/15/54	524,587	526,718
	United States Treasury Note/Bond	4.625%	5/15/54	498,487	532,914
	United States Treasury Note/Bond	4.250%	8/15/54	197,204	198,498
Total U.S. Government and Agency Obligations (Cost $20,199,939)					18,922,495
				Shares
Temporary Cash Investments (1.0%)
Money Market Fund (1.0%)
[2]	Vanguard Market Liquidity Fund (Cost $196,032)	5.373%		1,960,533	196,033
Total Investments (100.0%) (Cost $20,395,971)					19,118,528
Other Assets and Liabilities—Net (0.0%)					(7,799)
Net Assets (100%)					19,110,729
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2024.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
24

Long-Term Treasury Index Fund
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $20,199,939)	18,922,495
Affiliated Issuers (Cost $196,032)	196,033
Total Investments in Securities	19,118,528
Investment in Vanguard	525
Receivables for Investment Securities Sold	164,917
Receivables for Accrued Income	118,620
Receivables for Capital Shares Issued	2,264
Total Assets	19,404,854
Liabilities
Due to Custodian	7
Payables for Investment Securities Purchased	286,840
Payables for Capital Shares Redeemed	6,075
Payables for Distributions	832
Payables to Vanguard	371
Total Liabilities	294,125
Net Assets	19,110,729
At August 31, 2024, net assets consisted of:

Paid-in Capital	22,184,904
Total Distributable Earnings (Loss)	(3,074,175)
Net Assets	19,110,729

ETF Shares—Net Assets
Applicable to 235,441,395 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	14,243,499
Net Asset Value Per Share—ETF Shares	$60.50

Admiral Shares—Net Assets
Applicable to 74,699,426 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,515,234
Net Asset Value Per Share—Admiral Shares	$20.28

Institutional Shares—Net Assets
Applicable to 130,200,143 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	3,351,996
Net Asset Value Per Share—Institutional Shares	$25.74
See accompanying Notes, which are an integral part of the Financial Statements.
25

Long-Term Treasury Index Fund
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Interest[1]	624,258
Total Income	624,258
Expenses
The Vanguard Group—Note B
Investment Advisory Services	307
Management and Administrative—ETF Shares	2,688
Management and Administrative—Admiral Shares	747
Management and Administrative—Institutional Shares	1,396
Marketing and Distribution—ETF Shares	557
Marketing and Distribution—Admiral Shares	64
Marketing and Distribution—Institutional Shares	118
Custodian Fees	70
Auditing Fees	42
Shareholders’ Reports—ETF Shares	788
Shareholders’ Reports—Admiral Shares	13
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	10
Other Expenses	13
Total Expenses	6,814
Net Investment Income	617,444
Realized Net Gain (Loss) on Investment Securities Sold[1,2]	(937,118)
Change in Unrealized Appreciation (Depreciation) of Investment Securities[1]	1,384,727
Net Increase (Decrease) in Net Assets Resulting from Operations	1,065,053
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $2,693,000, ($23,000), less than $1,000, and less than $1,000, respectively. Purchases and sales are for temporary cash investment purposes.
2	Includes $104,710,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
26

Long-Term Treasury Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	617,444	279,046
Realized Net Gain (Loss)	(937,118)	(525,315)
Change in Unrealized Appreciation (Depreciation)	1,384,727	(756,078)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,065,053	(1,002,347)
Distributions
ETF Shares	(416,449)	(144,706)
Admiral Shares	(48,751)	(34,189)
Institutional Shares	(126,687)	(86,373)
Total Distributions	(591,887)	(265,268)
Capital Share Transactions
ETF Shares	6,510,463	4,221,359
Admiral Shares	399,138	(94,992)
Institutional Shares	290,178	810,730
Net Increase (Decrease) from Capital Share Transactions	7,199,779	4,937,097
Total Increase (Decrease)	7,672,945	3,669,482
Net Assets
Beginning of Period	11,437,784	7,768,302
End of Period	19,110,729	11,437,784
See accompanying Notes, which are an integral part of the Financial Statements.
27

Long-Term Treasury Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$59.98	$68.45	$90.37	$98.93	$90.17
Investment Operations
Net Investment Income[1]	2.348	2.008	1.718	1.645	1.915
Net Realized and Unrealized Gain (Loss) on Investments	.434	(8.567)	(21.974)	(8.289)	8.772
Total from Investment Operations	2.782	(6.559)	(20.256)	(6.644)	10.687
Distributions
Dividends from Net Investment Income	(2.262)	(1.911)	(1.664)	(1.625)	(1.927)
Distributions from Realized Capital Gains	—	—	—	(.291)	—
Total Distributions	(2.262)	(1.911)	(1.664)	(1.916)	(1.927)
Net Asset Value, End of Period	$60.50	$59.98	$68.45	$90.37	$98.93
Total Return	4.89%	-9.70%	-22.69%	-6.73%	12.02%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$14,243	$7,322	$3,813	$2,366	$2,138
Ratio of Total Expenses to Average Net Assets	0.04%	0.04%[2]	0.04%[2]	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.04%	3.19%	2.19%	1.81%	2.03%
Portfolio Turnover Rate[3]	21%	20%	19%	22%	29%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
28

Long-Term Treasury Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$20.12	$22.98	$30.35	$33.24	$30.28
Investment Operations
Net Investment Income[1]	.781	.659	.565	.545	.637
Net Realized and Unrealized Gain (Loss) on Investments	.142	(2.873)	(7.380)	(2.799)	2.955
Total from Investment Operations	.923	(2.214)	(6.815)	(2.254)	3.592
Distributions
Dividends from Net Investment Income	(.763)	(.646)	(.555)	(.538)	(.632)
Distributions from Realized Capital Gains	—	—	—	(.098)	—
Total Distributions	(.763)	(.646)	(.555)	(.636)	(.632)
Net Asset Value, End of Period	$20.28	$20.12	$22.98	$30.35	$33.24
Total Return[2]	4.83%	-9.73%	-22.69%	-6.78%	12.00%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,515	$1,089	$1,369	$1,947	$1,800
Ratio of Total Expenses to Average Net Assets	0.07%	0.07%[3]	0.07%[3]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	4.00%	3.10%	2.09%	1.79%	2.01%
Portfolio Turnover Rate[4]	21%	20%	19%	22%	29%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
29

Long-Term Treasury Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$25.54	$29.16	$38.52	$42.19	$38.43
Investment Operations
Net Investment Income[1]	.995	.847	.727	.699	.822
Net Realized and Unrealized Gain (Loss) on Investments	.178	(3.641)	(9.376)	(3.554)	3.748
Total from Investment Operations	1.173	(2.794)	(8.649)	(2.855)	4.570
Distributions
Dividends from Net Investment Income	(.973)	(.826)	(.711)	(.691)	(.810)
Distributions from Realized Capital Gains	—	—	—	(.124)	—
Total Distributions	(.973)	(.826)	(.711)	(.815)	(.810)
Net Asset Value, End of Period	$25.74	$25.54	$29.16	$38.52	$42.19
Total Return	4.84%	-9.68%	-22.69%	-6.77%	12.03%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$3,352	$3,026	$2,586	$2,038	$1,234
Ratio of Total Expenses to Average Net Assets	0.05%	0.05%[2]	0.05%[2]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.02%	3.14%	2.15%	1.82%	2.06%
Portfolio Turnover Rate[3]	21%	20%	19%	22%	29%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
30

Long-Term Treasury Index Fund
Notes to Financial Statements
Vanguard Long-Term Treasury Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2024, the fund had contributed to Vanguard capital in the amount of $525,000, representing less than 0.01% of the fund’s net assets and 0.21% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
31

Long-Term Treasury Index Fund
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	18,922,495	—	18,922,495
Temporary Cash Investments	196,033	—	—	196,033
Total	196,033	18,922,495	—	19,118,528
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	104,710
Total Distributable Earnings (Loss)	(104,710)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; and the timing of payables for distributions. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	48,842
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(1,370,426)
Capital Loss Carryforwards	(1,751,759)
Qualified Late-Year Losses	—
Other Temporary Differences	(832)
Total	(3,074,175)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	591,887	265,268
Long-Term Capital Gains	—	—
Total	591,887	265,268
*	Includes short-term capital gains, if any.
As of August 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	20,488,954
Gross Unrealized Appreciation	356,387
Gross Unrealized Depreciation	(1,726,813)
Net Unrealized Appreciation (Depreciation)	(1,370,426)
E.  During the year ended August 31, 2024, the fund purchased $3,836,797,000 of investment securities and sold $3,184,326,000 of investment securities, other than temporary cash investments. In addition, the fund purchased and sold investment securities of $7,646,861,000 and $1,220,375,000, respectively, in connection with in-kind purchases and redemptions of the fund’s capital shares.
32

Long-Term Treasury Index Fund
F.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	7,746,212	134,494	5,332,779	84,159
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,235,749)	(21,125)	(1,111,420)	(17,800)
Net Increase (Decrease)—ETF Shares	6,510,463	113,369	4,221,359	66,359
Admiral Shares
Issued	765,950	39,433	586,170	27,686
Issued in Lieu of Cash Distributions	40,186	2,067	26,126	1,235
Redeemed	(406,998)	(20,940)	(707,288)	(34,371)
Net Increase (Decrease)—Admiral Shares	399,138	20,560	(94,992)	(5,450)
Institutional Shares
Issued	950,939	38,353	1,131,496	41,642
Issued in Lieu of Cash Distributions	125,320	5,087	85,634	3,189
Redeemed	(786,081)	(31,748)	(406,400)	(14,995)
Net Increase (Decrease)—Institutional Shares	290,178	11,692	810,730	29,836
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
H.  Management has determined that no events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.
33

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund and Vanguard Long-Term Treasury Index Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund and Vanguard Long-Term Treasury Index Fund (three of the funds constituting Vanguard Scottsdale Funds, hereafter collectively referred to as the "Funds") as of August 31, 2024, the related statements of operations for the year ended August 31, 2024, the statements of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2024 and each of the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
34

Tax information (unaudited)
The following amounts for the fiscal year, or if subsequently determined to be different, the maximum amounts allowable by law, are hereby designated as interest earned from obligations of the U.S. government which is generally exempt from state income tax.
Fund	($000)
Short-Term Treasury Index Fund	1,023,913
Intermediate-Term Treasury Index Fund	1,069,740
Long-Term Treasury Index Fund	615,422
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
Fund	Percentage
Short-Term Treasury Index Fund	100.0%
Intermediate-Term Treasury Index Fund	100.0
Long-Term Treasury Index Fund	100.0
The following percentages, or if subsequently determined to be different, the maximum percentages allowable by law, are hereby designated as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Fund	Percentage
Short-Term Treasury Index Fund	100.0%
Intermediate-Term Treasury Index Fund	100.0
Long-Term Treasury Index Fund	100.0

Q16420 102024
35

Financial Statements
For the year ended August 31, 2024
Vanguard Mortgage-Backed Securities Index Fund

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	13
Tax information	14

Mortgage-Backed Securities Index Fund
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (99.2%)
Conventional Mortgage-Backed Securities (99.2%)
[1,2]	Freddie Mac Gold Pool	2.000%	1/1/28–12/1/31	3,032	2,905
[1,2]	Freddie Mac Gold Pool	2.500%	4/1/27–3/1/37	42,868	41,110
[1,2]	Freddie Mac Gold Pool	3.000%	1/1/26–6/1/49	184,576	171,391
[1,2]	Freddie Mac Gold Pool	3.500%	9/1/25–2/1/49	188,533	177,927
[1,2]	Freddie Mac Gold Pool	4.000%	9/1/24–6/1/49	137,623	133,573
[1,2]	Freddie Mac Gold Pool	4.500%	10/1/24–11/1/48	58,302	57,993
[1,2]	Freddie Mac Gold Pool	5.000%	11/1/24–11/1/48	17,357	17,677
[1,2]	Freddie Mac Gold Pool	5.500%	10/1/26–6/1/41	15,343	15,867
[1,2]	Freddie Mac Gold Pool	6.000%	11/1/28–5/1/40	8,423	8,797
[1,2]	Freddie Mac Gold Pool	7.000%	7/1/28–12/1/38	71	74
[1]	Ginnie Mae I Pool	2.500%	6/15/27–6/15/28	72	71
[1]	Ginnie Mae I Pool	3.000%	1/15/26–8/15/43	9,294	8,587
[1]	Ginnie Mae I Pool	3.500%	2/15/26–9/15/49	18,047	17,129
[1]	Ginnie Mae I Pool	4.000%	10/15/24–6/15/49	12,658	12,341
[1]	Ginnie Mae I Pool	4.500%	8/15/33–7/15/49	17,065	16,997
[1]	Ginnie Mae I Pool	5.000%	3/15/34–4/15/41	7,128	7,230
[1]	Ginnie Mae I Pool	6.500%	10/15/28–1/15/39	45	46
[1]	Ginnie Mae I Pool	7.000%	10/15/27	1	1
[1]	Ginnie Mae II Pool	1.500%	2/20/51–12/20/51	17,562	14,249
[1,3]	Ginnie Mae II Pool	2.000%	8/20/50–9/15/54	693,577	583,956
[1,3]	Ginnie Mae II Pool	2.500%	6/20/27–9/15/54	697,930	610,400
[1,3]	Ginnie Mae II Pool	3.000%	10/20/26–9/15/54	694,431	631,449
[1,3]	Ginnie Mae II Pool	3.500%	12/20/25–9/15/54	532,107	499,425
[1,3]	Ginnie Mae II Pool	4.000%	9/20/25–9/15/54	382,568	367,932
[1]	Ginnie Mae II Pool	4.500%	2/20/39–7/20/54	390,819	384,305
[1,3]	Ginnie Mae II Pool	5.000%	2/20/39–9/15/54	449,762	449,753
[1,3]	Ginnie Mae II Pool	5.500%	2/20/49–9/15/54	490,358	493,897
[1,3]	Ginnie Mae II Pool	6.000%	12/20/52–9/15/54	394,782	401,200
[1,3]	Ginnie Mae II Pool	6.500%	10/20/28–10/15/54	192,046	196,982
[1]	Ginnie Mae II Pool	7.000%	4/20/38–4/20/54	57,676	59,051
[1,3]	Ginnie Mae II Pool	7.500%	9/15/54	5,205	5,343
[1,2]	UMBS Pool	1.500%	7/1/35–4/1/52	915,018	755,462
[1,2,3]	UMBS Pool	2.000%	11/1/27–9/25/54	3,807,603	3,199,149
[1,2,3]	UMBS Pool	2.500%	3/1/27–9/25/54	2,697,985	2,345,801
[1,2,3]	UMBS Pool	3.000%	11/1/26–9/25/54	1,677,778	1,519,186
[1,2,3]	UMBS Pool	3.500%	8/1/25–9/25/54	1,066,876	998,348
[1,2,3]	UMBS Pool	4.000%	12/1/24–9/25/54	890,929	856,473
[1,2,3]	UMBS Pool	4.500%	3/1/29–9/25/54	740,444	726,817
[1,2,3]	UMBS Pool	5.000%	4/1/25–9/25/54	885,643	884,664
[1,2,3]	UMBS Pool	5.500%	11/1/24–9/25/54	1,110,090	1,122,786
[1,2,3]	UMBS Pool	6.000%	12/1/25–9/25/54	1,026,384	1,050,357
[1,2,3]	UMBS Pool	6.500%	11/1/52–10/25/54	631,824	654,182
[1,2,3]	UMBS Pool	7.000%	10/1/33–9/25/54	152,785	159,301
[1,2]	UMBS Pool	7.500%	11/1/53–1/1/54	12,190	12,733
					19,672,917
Nonconventional Mortgage-Backed Securities (0.0%)
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.290%	5.773%	12/1/41	11	12
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.310%	6.694%	9/1/37	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.472%	5.795%	3/1/43	57	58
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.527%	7.180%	10/1/37	15	16
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.560%	7.233%	7/1/43	109	112
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.603%	6.659%	6/1/43	15	16
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.627%	6.127%	3/1/38	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.672%	6.875%	10/1/42	24	25
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	6.243%	10/1/39	5	5
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.690%	7.204%	9/1/42	92	94
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.700%	5.950%	12/1/40	25	26
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.700%	6.669%	8/1/39	14	15
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.745%	6.576%	5/1/42	7	7
1

Mortgage-Backed Securities Index Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.777%	6.416%	5/1/42	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.793%	6.410%	8/1/42	31	32
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.793%	7.082%	3/1/42	14	14
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.796%	6.127%	11/1/39	4	4
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.805%	6.055%	11/1/41	21	22
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.807%	6.193%	3/1/41	20	20
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.810%	6.060%	10/1/40–12/1/40	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.812%	6.127%	2/1/41	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.813%	6.063%	11/1/41–1/1/42	17	18
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.065%	11/1/40	2	2
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	6.098%	12/1/41	19	19
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.815%	7.548%	5/1/41	8	8
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.830%	6.299%	4/1/41	11	11
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.831%	7.090%	2/1/42	20	21
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.834%	7.348%	9/1/40	12	12
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.835%	7.210%	5/1/40	1	1
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.839%	6.089%	12/1/39	31	32
[1,2,4]	Fannie Mae Pool, RFUCCT1Y + 1.914%	7.289%	4/1/37	3	3
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.640%	5.890%	11/1/43	29	30
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.660%	5.910%	10/1/37	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.695%	6.073%	2/1/37	8	8
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.745%	5.995%	12/1/40	4	5
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.836%	6.139%	2/1/42	5	5
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.880%	7.684%	6/1/41	10	10
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.881%	7.598%	6/1/40	3	3
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.894%	6.626%	9/1/40	4	4
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.896%	6.145%	12/1/39	2	2
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.900%	7.775%	6/1/40	1	1
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 1.910%	6.389%	2/1/41	22	22
[1,2,4]	Freddie Mac Non Gold Pool, RFUCCT1Y + 2.085%	6.585%	3/1/38	4	4
[1,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.625%	7/20/41–8/20/41	27	27
[1,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	3.750%	11/20/40–12/20/42	93	93
[1,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.625%	1/20/41–2/20/41	86	87
[1,4]	Ginnie Mae II Pool, 1YR CMT + 1.500%	4.875%	4/20/41	2	2
[1,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	5.375%	5/20/41	1	1
[1,4]	Ginnie Mae II Pool, 1YR CMT + 2.000%	6.250%	11/20/40	2	2
					925
Total U.S. Government and Agency Obligations (Cost $20,891,115)					19,673,842
				Shares
Temporary Cash Investments (3.0%)
Money Market Fund (3.0%)
[5]	Vanguard Market Liquidity Fund (Cost $588,008)	5.373%		5,880,786	588,020
Total Investments (102.2%) (Cost $21,479,123)					20,261,862
Other Assets and Liabilities—Net (-2.2%)					(433,010)
Net Assets (100%)					19,828,852
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
2	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2024.
4	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
1YR—1-year.
CMT—Constant Maturing Treasury Rate.
RFUCCT1Y—Refinitiv USD IBOR Consumer Cash Fallbacks Term 1-year.
UMBS—Uniform Mortgage-Backed Securities.
See accompanying Notes, which are an integral part of the Financial Statements.
2

Mortgage-Backed Securities Index Fund
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $20,891,115)	19,673,842
Affiliated Issuers (Cost $588,008)	588,020
Total Investments in Securities	20,261,862
Investment in Vanguard	561
Cash	3
Receivables for Investment Securities Sold	223,912
Receivables for Accrued Income	62,462
Receivables for Capital Shares Issued	832
Total Assets	20,549,632
Liabilities
Payables for Investment Securities Purchased	717,928
Payables for Capital Shares Redeemed	1,664
Payables for Distributions	826
Payables to Vanguard	362
Total Liabilities	720,780
Net Assets	19,828,852
At August 31, 2024, net assets consisted of:

Paid-in Capital	21,578,200
Total Distributable Earnings (Loss)	(1,749,348)
Net Assets	19,828,852

ETF Shares—Net Assets
Applicable to 393,117,358 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	18,399,031
Net Asset Value Per Share—ETF Shares	$46.80

Admiral Shares—Net Assets
Applicable to 47,923,937 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	894,501
Net Asset Value Per Share—Admiral Shares	$18.67

Institutional Shares—Net Assets
Applicable to 21,166,685 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	535,320
Net Asset Value Per Share—Institutional Shares	$25.29
See accompanying Notes, which are an integral part of the Financial Statements.
3

Mortgage-Backed Securities Index Fund
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Interest[1]	730,730
Total Income	730,730
Expenses
The Vanguard Group—Note B
Investment Advisory Services	372
Management and Administrative—ETF Shares	4,711
Management and Administrative—Admiral Shares	653
Management and Administrative—Institutional Shares	126
Marketing and Distribution—ETF Shares	700
Marketing and Distribution—Admiral Shares	58
Marketing and Distribution—Institutional Shares	11
Custodian Fees	146
Auditing Fees	40
Shareholders’ Reports—ETF Shares	980
Shareholders’ Reports—Admiral Shares	42
Shareholders’ Reports—Institutional Shares	1
Trustees’ Fees and Expenses	12
Other Expenses	17
Total Expenses	7,869
Expenses Paid Indirectly	(2)
Net Expenses	7,867
Net Investment Income	722,863
Realized Net Gain (Loss)
Investment Securities Sold[1]	(155,051)
Futures Contracts	(466)
Realized Net Gain (Loss)	(155,517)
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	868,427
Futures Contracts	(231)
Change in Unrealized Appreciation (Depreciation)	868,196
Net Increase (Decrease) in Net Assets Resulting from Operations	1,435,542
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $20,455,000, $44,000, $1,000, and ($49,000), respectively. Purchases and sales are for temporary cash investment purposes.
See accompanying Notes, which are an integral part of the Financial Statements.
4

Mortgage-Backed Securities Index Fund
Statement of Changes in Net Assets

	Year Ended August 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	722,863	510,492
Realized Net Gain (Loss)	(155,517)	(297,152)
Change in Unrealized Appreciation (Depreciation)	868,196	(522,125)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,435,542	(308,785)
Distributions
ETF Shares	(658,018)	(450,787)
Admiral Shares	(42,257)	(36,725)
Institutional Shares	(11,768)	(6,820)
Total Distributions	(712,043)	(494,332)
Capital Share Transactions
ETF Shares	1,381,279	2,666,471
Admiral Shares	(385,820)	87,714
Institutional Shares	288,287	67,440
Net Increase (Decrease) from Capital Share Transactions	1,283,746	2,821,625
Total Increase (Decrease)	2,007,245	2,018,508
Net Assets
Beginning of Period	17,821,607	15,803,099
End of Period	19,828,852	17,821,607
See accompanying Notes, which are an integral part of the Financial Statements.
5

Mortgage-Backed Securities Index Fund
Financial Highlights
ETF Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$45.23	$47.53	$53.47	$54.36	$53.26
Investment Operations
Net Investment Income[1]	1.740	1.424	.842	.581	1.197
Net Realized and Unrealized Gain (Loss) on Investments	1.546	(2.344)	(5.995)	(.768)	1.146
Total from Investment Operations	3.286	(.920)	(5.153)	(.187)	2.343
Distributions
Dividends from Net Investment Income	(1.716)	(1.380)	(.787)	(.594)	(1.243)
Distributions from Realized Capital Gains	—	—	—	(.109)	—
Total Distributions	(1.716)	(1.380)	(.787)	(.703)	(1.243)
Net Asset Value, End of Period	$46.80	$45.23	$47.53	$53.47	$54.36
Total Return	7.49%	-1.94%	-9.71%	-0.35%	4.45%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$18,399	$16,343	$14,405	$15,055	$11,643
Ratio of Total Expenses to Average Net Assets	0.04%[2]	0.04%[2]	0.04%[2]	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.86%	3.10%	1.67%	1.08%	2.22%
Portfolio Turnover Rate[3]	79%	101%	170%	316%	218%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.04%.
3	Includes 61%, 80%, 113%, 237%, and 11%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
6

Mortgage-Backed Securities Index Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$18.05	$18.98	$21.37	$21.72	$21.26
Investment Operations
Net Investment Income[1]	.689	.563	.328	.211	.470
Net Realized and Unrealized Gain (Loss) on Investments	.622	(.934)	(2.391)	(.292)	.463
Total from Investment Operations	1.311	(.371)	(2.063)	(.081)	.933
Distributions
Dividends from Net Investment Income	(.691)	(.559)	(.327)	(.225)	(.473)
Distributions from Realized Capital Gains	—	—	—	(.044)	—
Total Distributions	(.691)	(.559)	(.327)	(.269)	(.473)
Net Asset Value, End of Period	$18.67	$18.05	$18.98	$21.37	$21.72
Total Return[2]	7.47%	-1.96%	-9.72%	-0.38%	4.43%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$895	$1,242	$1,219	$1,419	$1,159
Ratio of Total Expenses to Average Net Assets	0.07%[3]	0.07%[3]	0.07%[3]	0.07%	0.07%
Ratio of Net Investment Income to Average Net Assets	3.82%	3.07%	1.62%	0.98%	2.18%
Portfolio Turnover Rate[4]	79%	101%	170%	316%	218%
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.07%.
4	Includes 61%, 80%, 113%, 237%, and 11%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
7

Mortgage-Backed Securities Index Fund
Financial Highlights
Institutional Shares
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$24.45	$25.72	$28.96	$29.44	$28.81
Investment Operations
Net Investment Income[1]	.941	.771	.467	.393	.641
Net Realized and Unrealized Gain (Loss) on Investments	.840	(1.278)	(3.258)	(.503)	.636
Total from Investment Operations	1.781	(.507)	(2.791)	(.110)	1.277
Distributions
Dividends from Net Investment Income	(.941)	(.763)	(.449)	(.311)	(.647)
Distributions from Realized Capital Gains	—	—	—	(.059)	—
Total Distributions	(.941)	(.763)	(.449)	(.370)	(.647)
Net Asset Value, End of Period	$25.29	$24.45	$25.72	$28.96	$29.44
Total Return	7.50%	-1.98%	-9.70%	-0.38%	4.48%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$535	$237	$179	$122	$171
Ratio of Total Expenses to Average Net Assets	0.05%[2]	0.05%[2]	0.05%[2]	0.05%	0.05%
Ratio of Net Investment Income to Average Net Assets	3.84%	3.10%	1.71%	1.35%	2.20%
Portfolio Turnover Rate[3]	79%	101%	170%	316%	218%
1	Calculated based on average shares outstanding.
2	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.05%.
3	Includes 61%, 80%, 113%, 237%, and 11%, respectively, attributable to mortgage-dollar-roll activity.
See accompanying Notes, which are an integral part of the Financial Statements.
8

Mortgage-Backed Securities Index Fund
Notes to Financial Statements
Vanguard Mortgage-Backed Securities Index Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers three classes of shares: ETF Shares, Admiral Shares, and Institutional Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
2. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash, short-term investments, or Treasuries in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
At August 31, 2024, counterparties had deposited in segregated accounts securities with a value of $1,074,000 and cash of $639,000 in connection with TBA transactions.
3. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase substantially similar securities in the future at a predetermined price on a predetermined date. The fund forgoes principal and interest paid on the securities sold. In exchange for the forgone principal and interest paid, the fund is compensated by investing the proceeds of the sale, typically in high-quality short-term fixed income securities, and earning interest on such investments. Further the fund receives a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell substantially similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
4. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the year ended August 31, 2024, the fund’s average investments in long and short futures contracts represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period. The fund had no open futures contracts at August 31, 2024.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9

Mortgage-Backed Securities Index Fund
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
8. Other: Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At August 31, 2024, the fund had contributed to Vanguard capital in the amount of $561,000, representing less than 0.01% of the fund’s net assets and 0.22% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.  The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the year ended August 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $2,000 (an annual rate of less than 0.01% of average net assets).
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund's investments as of August 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	19,673,842	—	19,673,842
Temporary Cash Investments	588,020	—	—	588,020
Total	588,020	19,673,842	—	20,261,862
E.  Permanent differences between book-basis and tax-basis components of net assets, if any, are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share.
10

Mortgage-Backed Securities Index Fund
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; the deferral of losses from wash sales; the timing of payables for distributions; and the treatment of amortization adjustments from certain fixed income securities. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	57,749
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(1,236,194)
Capital Loss Carryforwards	(570,076)
Qualified Late-Year Losses	—
Other Temporary Differences	(827)
Total	(1,749,348)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	712,043	494,332
Long-Term Capital Gains	—	—
Total	712,043	494,332
*	Includes short-term capital gains, if any.
As of August 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	21,498,056
Gross Unrealized Appreciation	154,549
Gross Unrealized Depreciation	(1,390,743)
Net Unrealized Appreciation (Depreciation)	(1,236,194)
F.  During the year ended August 31, 2024, the fund purchased $16,040,847,000 of investment securities and sold $14,835,455,000 of investment securities, other than temporary cash investments.
G.  Capital share transactions for each class of shares were:
	Year Ended August 31,
	2024		2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
ETF Shares
Issued	2,534,772	57,182	3,283,280	71,834
Issued in Lieu of Cash Distributions	—	—	—	—
Redeemed	(1,153,493)	(25,375)	(616,809)	(13,575)
Net Increase (Decrease)—ETF Shares	1,381,279	31,807	2,666,471	58,259
Admiral Shares
Issued	263,133	14,566	507,368	27,567
Issued in Lieu of Cash Distributions	32,367	1,800	28,376	1,549
Redeemed	(681,320)	(37,294)	(448,030)	(24,490)
Net Increase (Decrease)—Admiral Shares	(385,820)	(20,928)	87,714	4,626
Institutional Shares
Issued	294,915	11,767	88,292	3,568
Issued in Lieu of Cash Distributions	11,596	473	6,744	272
Redeemed	(18,224)	(750)	(27,596)	(1,116)
Net Increase (Decrease)—Institutional Shares	288,287	11,490	67,440	2,724
11

Mortgage-Backed Securities Index Fund
H.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
Credit risk is the risk that a counterparty to a transaction or an issuer of a financial instrument will fail to pay interest and principal when due, or that perceptions of the issuer’s ability to make such payments will cause the price of an investment to decline. Investment in debt securities will generally increase credit risk.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
At August 31, 2024, one shareholder was the record or beneficial owner of 39% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might result in an increase in the fund’s expense ratio, cause the fund to incur higher transaction costs, or lead to the realization of taxable capital gains.
I.  Management has determined that no events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.
12

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Mortgage-Backed Securities Index Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Mortgage-Backed Securities Index Fund (one of the funds constituting Vanguard Scottsdale Funds, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
13

Tax information (unaudited)
The fund hereby designates for the fiscal year $8,363,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Q16480 102024
14

Financial Statements
For the year ended August 31, 2024
Vanguard Total Corporate Bond ETF

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	9
Tax information	10

Total Corporate Bond ETF
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Bond Funds (100.0%)
Vanguard Short-Term Corporate Bond ETF	5,126,086	404,500
Vanguard Long-Term Corporate Bond ETF	4,565,983	362,402
Vanguard Intermediate-Term Corporate Bond ETF	3,698,731	306,033
Total Investment Companies (Cost $1,145,600)		1,072,935
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 5.373% (Cost $258)	2,585	258
Total Investments (100.0%) (Cost $1,145,858)		1,073,193
Other Assets and Liabilities—Net (0.0%)		—
Net Assets (100%)		1,073,193
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Total Corporate Bond ETF
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $1,145,858)	1,073,193
Receivables for Investment Securities Sold	3,700
Receivables for Accrued Income	1
Total Assets	1,076,894
Liabilities
Due to Custodian	5
Payables for Investment Securities Purchased	3,696
Total Liabilities	3,701
Net Assets	1,073,193
At August 31, 2024, net assets consisted of:

Paid-in Capital	1,165,192
Total Distributable Earnings (Loss)	(91,999)
Net Assets	1,073,193

Net Assets
Applicable to 13,720,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,073,193
Net Asset Value Per Share	$78.22
See accompanying Notes, which are an integral part of the Financial Statements.
2

Total Corporate Bond ETF
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	41,243
Net Investment Income—Note B	41,243
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold[1]	(9,640)
Realized Net Gain (Loss)	(9,640)
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	42,534
Net Increase (Decrease) in Net Assets Resulting from Operations	74,137
1	Includes ($4,886,000) of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Total Corporate Bond ETF
Statement of Changes in Net Assets

	Year Ended August 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	41,243	32,421
Realized Net Gain (Loss)	(9,640)	(5,962)
Change in Unrealized Appreciation (Depreciation)	42,534	(6,108)
Net Increase (Decrease) in Net Assets Resulting from Operations	74,137	20,351
Distributions
Total Distributions	(41,201)	(32,389)
Capital Share Transactions
Issued	255,804	686,441
Issued in Lieu of Cash Distributions	—	—
Redeemed	(398,709)	(70,310)
Net Increase (Decrease) from Capital Share Transactions	(142,905)	616,131
Total Increase (Decrease)	(109,969)	604,093
Net Assets
Beginning of Period	1,183,162	579,069
End of Period	1,073,193	1,183,162
See accompanying Notes, which are an integral part of the Financial Statements.
4

Total Corporate Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$74.74	$76.60	$92.55	$92.62	$89.19
Investment Operations
Net Investment Income[1]	3.223	2.644	2.141	2.229	2.638
Capital Gain Distributions Received[1]	.000[2]	—	.237	.053	—
Net Realized and Unrealized Gain (Loss) on Investments	3.489	(1.806)	(16.168)	(.131)	3.614
Total from Investment Operations	6.712	.838	(13.790)	2.151	6.252
Distributions
Dividends from Net Investment Income	(3.232)	(2.698)	(2.148)	(2.221)	(2.822)
Distributions from Realized Capital Gains	—	—	(.012)	—	—
Total Distributions	(3.232)	(2.698)	(2.160)	(2.221)	(2.822)
Net Asset Value, End of Period	$78.22	$74.74	$76.60	$92.55	$92.62
Total Return	9.25%	1.13%	-15.11%	2.37%	7.18%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,073	$1,183	$579	$695	$619
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.04%	0.04%	0.04%	0.04%	0.05%
Ratio of Net Investment Income to Average Net Assets	4.27%	3.52%	2.52%	2.43%	2.94%
Portfolio Turnover Rate[3]	8%	10%	14%	10%	40%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Total Corporate Bond ETF
Notes to Financial Statements
Vanguard Total Corporate Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
The fund seeks to match the perfomance of its target index by investing in select Vanguard bond index ETFs. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Underlying ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended August 31, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2024, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
6

Total Corporate Bond ETF
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	(4,886)
Total Distributable Earnings (Loss)	4,886
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; and the deferral of losses from wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	78
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(82,112)
Capital Loss Carryforwards	(9,965)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(91,999)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	41,201	32,389
Long-Term Capital Gains	—	—
Total	41,201	32,389
*	Includes short-term capital gains, if any.
As of August 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,155,305
Gross Unrealized Appreciation	14,309
Gross Unrealized Depreciation	(96,421)
Net Unrealized Appreciation (Depreciation)	(82,112)
E.  Capital shares issued and redeemed were:
	Year Ended August 31,
	2024 Shares (000)	2023 Shares (000)
Issued	3,380	9,210
Issued in Lieu of Cash Distributions	—	—
Redeemed	(5,490)	(940)
Net Increase (Decrease) in Shares Outstanding	(2,110)	8,270
7

Total Corporate Bond ETF
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Aug. 31, 2023 Market Value ($000)	Purchases at Cost[1] ($000)	Proceeds from Securities Sold[2] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Aug. 31, 2024 Market Value ($000)
Vanguard Intermediate-Term Corporate Bond ETF	324,133	87,407	117,520	(2,036)	14,049	11,328	—	306,033
Vanguard Long-Term Corporate Bond ETF	394,676	119,828	159,458	(6,928)	14,284	16,016	—	362,402
Vanguard Market Liquidity Fund	486	NA3	NA3	—	—	19	—	258
Vanguard Short-Term Corporate Bond ETF	463,868	122,458	195,351	(676)	14,201	13,880	—	404,500
Total	1,183,163	329,693	472,329	(9,640)	42,534	41,243	—	1,073,193
1	Includes $255,712,000 of portfolio securities received as a result of in-kind purchases of the fund’s capital shares.
2	Includes $398,598,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
3	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
H.  Management has determined that no events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.
8

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Total Corporate Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total Corporate Bond ETF (one of the funds constituting Vanguard Scottsdale Funds, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024  in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
9

Tax information (unaudited)
The fund hereby designates for the fiscal year $146,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 84.8%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Q9850 102024
10

Financial Statements
For the year ended August 31, 2024
Vanguard Total World Bond ETF

Contents
Financial Statements	1
Report of Independent Registered Public Accounting Firm	9
Tax information	10

Total World Bond ETF
Financial Statements
Schedule of Investments
As of August 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
	Shares	Market Value• ($000)
Investment Companies (100.0%)
U.S. Bond Fund (51.3%)
Vanguard Total Bond Market ETF	5,546,997	412,475
International Bond Fund (48.7%)
Vanguard Total International Bond ETF	7,865,080	391,366
Total Investment Companies (Cost $867,538)		803,841
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[1] Vanguard Market Liquidity Fund, 5.373% (Cost $108)	1,082	108
Total Investments (100.0%) (Cost $867,646)		803,949
Other Assets and Liabilities—Net (0.0%)		(21)
Net Assets (100%)		803,928
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
See accompanying Notes, which are an integral part of the Financial Statements.
1

Total World Bond ETF
Statement of Assets and Liabilities
As of August 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value—Affiliated Funds (Cost $867,646)	803,949
Receivables for Investment Securities Sold	6,493
Receivables for Accrued Income	1
Total Assets	810,443
Liabilities
Due to Custodian	10
Payables for Investment Securities Purchased	6,505
Total Liabilities	6,515
Net Assets	803,928
At August 31, 2024, net assets consisted of:

Paid-in Capital	884,282
Total Distributable Earnings (Loss)	(80,354)
Net Assets	803,928

Net Assets
Applicable to 11,510,000 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	803,928
Net Asset Value Per Share	$69.85
See accompanying Notes, which are an integral part of the Financial Statements.
2

Total World Bond ETF
Statement of Operations

Year Ended August 31, 2024
($000)
Investment Income
Income
Income Distributions Received from Affiliated Funds	30,317
Net Investment Income—Note B	30,317
Realized Net Gain (Loss)
Capital Gain Distributions Received from Affiliated Funds	—
Affiliated Funds Sold[1]	(5,841)
Realized Net Gain (Loss)	(5,841)
Change in Unrealized Appreciation (Depreciation) from Affiliated Funds	28,982
Net Increase (Decrease) in Net Assets Resulting from Operations	53,458
1	Includes $1,761,000 of net gain (loss) resulting from in-kind redemptions.
See accompanying Notes, which are an integral part of the Financial Statements.
3

Total World Bond ETF
Statement of Changes in Net Assets

	Year Ended August 31,
	2024 ($000)	2023 ($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	30,317	14,472
Realized Net Gain (Loss)	(5,841)	(4,654)
Change in Unrealized Appreciation (Depreciation)	28,982	(10,246)
Net Increase (Decrease) in Net Assets Resulting from Operations	53,458	(428)
Distributions
Total Distributions	(30,309)	(14,468)
Capital Share Transactions
Issued	160,856	179,865
Issued in Lieu of Cash Distributions	—	—
Redeemed	(58,360)	(56,515)
Net Increase (Decrease) from Capital Share Transactions	102,496	123,350
Total Increase (Decrease)	125,645	108,454
Net Assets
Beginning of Period	678,283	569,829
End of Period	803,928	678,283
See accompanying Notes, which are an integral part of the Financial Statements.
4

Total World Bond ETF
Financial Highlights
For a Share Outstanding Throughout Each Period	Year Ended August 31,
	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Period	$67.90	$69.58	$80.76	$81.56	$80.97
Investment Operations
Net Investment Income[1]	2.745	1.623	1.912	1.108	2.125
Capital Gain Distributions Received[1]	.000[2]	—	.327	.146	—
Net Realized and Unrealized Gain (Loss) on Investments	2.004	(1.668)	(11.356)	(.929)	.782
Total from Investment Operations	4.749	(.045)	(9.117)	.325	2.907
Distributions
Dividends from Net Investment Income	(2.799)	(1.635)	(1.984)	(1.125)	(2.317)
Distributions from Realized Capital Gains	—	—	(.079)	—	—
Total Distributions	(2.799)	(1.635)	(2.063)	(1.125)	(2.317)
Net Asset Value, End of Period	$69.85	$67.90	$69.58	$80.76	$81.56
Total Return	7.17%	-0.03%	-11.51%	0.40%	3.69%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$804	$678	$570	$581	$448
Ratio of Total Expenses to Average Net Assets	—	—	—	—	—
Acquired Fund Fees and Expenses	0.05%	0.05%	0.05%	0.06%	0.06%
Ratio of Net Investment Income to Average Net Assets	4.03%	2.38%	2.55%	1.37%	2.64%
Portfolio Turnover Rate[3]	10%	14%	13%	10%	19%
1	Calculated based on average shares outstanding.
2	Distribution was less than $.001 per share.
3	Excludes the value of portfolio securities received or delivered as a result of in-kind purchases or redemptions of the fund’s capital shares, including ETF Creation Units.
See accompanying Notes, which are an integral part of the Financial Statements.
5

Total World Bond ETF
Notes to Financial Statements
Vanguard Total World Bond ETF is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund seeks to match the perfomance of its target index by investing in select Vanguard bond index ETF shares. ETF Shares are listed for trading on Nasdaq; they can be purchased and sold through a broker. Financial statements and other information about each underlying fund are available at www.vanguard.com.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Underlying ETFs are valued at the latest quoted sales prices or official closing prices taken from their primary market or, if not traded on the valuation date, at the mean of the latest quoted bid and asked prices. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
3. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
4. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and borne by the funds in which the fund invests (see Note B). Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the year ended August 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
5. Other: Income and capital gain distributions received are recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees. The FSA provides that expenses otherwise allocable to Vanguard funds-of-funds may be reduced or eliminated to the extent of savings realized by the underlying Vanguard funds by virtue of being part of a fund-of-funds. Accordingly, all expenses for services provided by Vanguard to the fund and all other expenses incurred by the fund during the year ended August 31, 2024, were borne by the underlying Vanguard funds in which the fund invests. The fund's trustees and officers are also trustees and officers, respectively, of the underlying Vanguard funds, as well as directors and employees, respectively, of Vanguard.
C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At August 31, 2024, 100% of the market value of the fund's investments was determined based on Level 1 inputs.
6

Total World Bond ETF
D.  Permanent differences between book-basis and tax-basis components of net assets are reclassified among capital accounts in the financial statements to reflect their tax character. These reclassifications have no effect on net assets or net asset value per share. As of period end, permanent differences primarily attributable to the accounting for in-kind redemptions were reclassified between the following accounts:
Amount ($000)
Paid-in Capital	1,761
Total Distributable Earnings (Loss)	(1,761)
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. The differences are primarily related to capital loss carryforwards; and the deferral of losses from wash sales. As of period end, the tax-basis components of total distributable earnings (loss) are detailed in the table as follows:
Amount ($000)
Undistributed Ordinary Income	19
Undistributed Long-Term Gains	—
Net Unrealized Gains (Losses)	(68,339)
Capital Loss Carryforwards	(12,034)
Qualified Late-Year Losses	—
Other Temporary Differences	—
Total	(80,354)
The tax character of distributions paid was as follows:
	Year Ended August 31,
	2024 Amount ($000)	2023 Amount ($000)
Ordinary Income*	30,309	14,468
Long-Term Capital Gains	—	—
Total	30,309	14,468
*	Includes short-term capital gains, if any.
As of August 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	872,288
Gross Unrealized Appreciation	5,749
Gross Unrealized Depreciation	(74,088)
Net Unrealized Appreciation (Depreciation)	(68,339)
E.  Capital shares issued and redeemed were:
	Year Ended August 31,
	2024 Shares (000)	2023 Shares (000)
Issued	2,370	2,630
Issued in Lieu of Cash Distributions	—	—
Redeemed	(850)	(830)
Net Increase (Decrease) in Shares Outstanding	1,520	1,800
7

Total World Bond ETF
F.  Transactions during the period in affiliated underlying Vanguard funds were as follows:
		Current Period Transactions
	Aug. 31, 2023 Market Value ($000)	Purchases at Cost[1] ($000)	Proceeds from Securities Sold[2] ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Aug. 31, 2024 Market Value ($000)
Vanguard Market Liquidity Fund	128	NA3	NA3	—	—	6	—	108
Vanguard Total Bond Market ETF	346,358	120,946	70,213	(2,133)	17,517	13,435	—	412,475
Vanguard Total International Bond ETF	331,803	118,105	66,299	(3,708)	11,465	16,876	—	391,366
Total	678,289	239,051	136,512	(5,841)	28,982	30,317	—	803,949
1	Includes $160,839,000 of portfolio securities received as a result of in-kind purchases of the fund’s capital shares.
2	Includes $58,353,000 of portfolio securities delivered as a result of in-kind redemptions of the fund’s capital shares.
3	Not applicable—purchases and sales are for temporary cash investment purposes.
G.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
At August 31, 2024, one shareholder was the record or beneficial owner of 26% of the fund’s net assets. If this shareholder were to redeem its investment in the fund, the redemption might lead to the realization of taxable capital gains.
H.  Management has determined that no events or transactions occurred subsequent to August 31, 2024, that would require recognition or disclosure in these financial statements.
8

Report of Independent Registered
Public Accounting Firm
To the Board of Trustees of Vanguard Scottsdale Funds and Shareholders of Vanguard Total World Bond ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Vanguard Total World Bond ETF (one of the funds constituting Vanguard Scottsdale Funds, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
October 21, 2024
We have served as the auditor of one or more investment companies in The Vanguard Group of Funds since 1975.
9

Tax information (unaudited)
The fund hereby designates for the fiscal year $5,222,000, or if subsequently determined to be different, the maximum amount allowable by law, of interest earned from obligations of the U.S. government which is generally exempt from state income tax.
The fund hereby designates 100%, or if subsequently determined to be different, the maximum percentage allowable by law, of ordinary income dividends eligible to be treated as interest income for purposes of section 163(j) and the regulations thereunder for the fiscal year.
The fund hereby designates 39.8%, or if subsequently determined to be different, the maximum percentage allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident alien shareholders.
Q30610 102024
10

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable. The Trustees’ Fees and Expenses are included in the financial statements filed under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contracts.

Trustees Approve Advisory Arrangements – Corporate Bond Index Funds

The board of trustees of Vanguard Short-Term Corporate Bond Index Fund, Vanguard Intermediate-Term Corporate Bond Index Fund, and Vanguard Long-Term Corporate Bond Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangements – Treasury Index Funds

The board of trustees of Vanguard Short-Term Treasury Index Fund, Vanguard Intermediate-Term Treasury Index Fund, and Vanguard Long-Term Treasury Index Fund has renewed each fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing each fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decisions upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about each fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.

Nature, extent, and quality of services

The board reviewed the quality of each fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of each advisory arrangement.

Investment performance

The board considered the short- and long-term performance of each fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.

Cost

The board concluded that each fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that each fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that each fund’s arrangement with Vanguard ensures that the funds will realize economies of scale as they grow, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangements again after a one-year period.

Trustees Approve Advisory Arrangement – Mortgage-Backed Securities Index Fund

The board of trustees of Vanguard Mortgage-Backed Securities Index Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year through advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Total Corporate Bond ETF

The board of trustees of Vanguard Total Corporate Bond ETF has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board reviewed the quality of the investment management services provided to the fund since its inception in 2017; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the performance of the fund since its inception in 2017, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s acquired fund fees and expenses were below the average expense ratio charged by funds in its peer group. The fund does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the fund invests has advisory expenses below the relevant peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the Total Corporate Bond ETF and its underlying funds ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Trustees Approve Advisory Arrangement – Total World Bond ETF

The board of trustees of Vanguard Total World Bond ETF has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Fixed Income Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.

The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.

The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.

In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.

Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.

Nature, extent, and quality of services

The board considered the quality of the investment management services provided to the fund since its inception in 2018; it also took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Fixed Income Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.

The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.

Investment performance

The board considered the short-term and since-inception performance of the fund, including any periods of outperformance or underperformance compared with its target index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.

Cost

The board concluded that the fund’s acquired fund fees and expenses were below the average expense ratio charged by funds in its peer group. The fund does not incur advisory expenses directly; however, the board noted that each of the underlying funds in which the fund invests has advisory expenses below the relevant peer-group average.

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.

The benefit of economies of scale

The board concluded that Vanguard’s arrangement with the Total World Bond ETF and its underlying funds ensures the fund will realize economies of scale as the assets of the underlying funds grow, with the cost to shareholders declining as assets increase.

The board will consider whether to renew the advisory arrangement again after a one-year period.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting or in other factors that could significantly affect this control during the period covered by this report, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 22, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ SALIM RAMJI*
SALIM RAMJI
CHIEF EXECUTIVE OFFICER

Date: October 22, 2024

VANGUARD SCOTTSDALE FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: October 22, 2024

* By:	/s/ John E. Schadl

John E. Schadl, pursuant to a Power of Attorney  filed on July 25, 2024 (see File Number 33-48863), Incorporated by Reference.